[MANULIFE FINANCIAL LOGO]

                          Venture(R) Variable Products
--------------------------------------------------------------------------------

                                      Audited Financial Statements

                                      Manufacturers Investment Trust
                                      Annual Report
                                      December 31, 2001




Venture(R) Annuities, Venture(R) SPVL,Venture(R) VUL, Survivorship VUL and COL
VUL: Issued by The Manufacturers Life Insurance Company (U.S.A.)

[MANULIFE FINANCIAL LOGO]

Manufacturers Investment Trust
73 Tremont Street, Suite 1300
Boston, MA 02108-3915

MANAGEMENT OF THE TRUST

TRUSTEES

John D. Richardson, Chairman of the Board
Don B. Allen
Charles L. Bardelis
John D. DesPrez, III
Samuel Hoar
F. David Rolwing

OFFICERS

James D. Gallagher, President
John R. Ostler, Treasurer
Gordon M. Shone, Assistant Treasurer
Tracy Kane Lannigan, Secretary

INVESTMENT ADVISER

Manufacturers Securities Services, LLC
Boston, Massachusetts

ISSUER OF VENTURE ANNUITIES

The Manufacturers Life Insurance
Company (U.S.A.)
P O Box 9230
Boston, Massachusetts 02205-9230
800-344-1029

ISSUER OF VENTURE SPVL, VENTURE VUL,
SURVIVORSHIP VUL AND COLI VUL

The Manufacturers Life Insurance
Company (U.S.A.)
200 Bloor Street East\
Toronto, Ontario, Canada M4W1E5
800-827-4546

PRINCIPAL UNDERWRITER OF
VENTURE ANNUITIES

Manulife Financial Securities LLC
Boston, Massachusetts

PRINCIPAL UNDERWRITER OF VENTURE
SPVL, VENTURE VUL, SURVIVORSHIP VUL
AND COLI VUL

Manulife Financial Securities LLC
Toronto, Ontario, Canada

PROMOTIONAL AGENT OF
VENTURE ANNUITIES

Manulife Wood Logan
Stamford, Connecticut




Manulife Financial and the block design are registered service marks and trademarks of The Manufacturers Life Insurance Company and are used by it and its affiliates, including Manulife Financial Corporation.





[MANULIFE FINANCIAL LOGO]

MANUFACTURERS INVESTMENT TRUST ANNUAL REPORT
PRESIDENT'S MESSAGE
--------------------------------------------------------------------------------

February 15, 2002

Dear Fellow Investors:

I am pleased to present the 2001 annual financial statements of the Manufacturers Investment Trust (the Trust), the mutual fund that is the underlying investment vehicle for your variable annuity, variable life insurance product, or retirement plan. These financial statements reflect operations for the 12 months ended December 31, 2001. At year-end, net assets of the Trust totaled $20.01 billion, nearly the same as the $20.26 billion in assets at the beginning of the year.

I am certain you will agree that the year 2001 was extremely difficult. As a nation, we were tested by the tragic events of September 11. The loss of more than 3000 innocent people and the call to war against terrorism dominated the year for all of us. While these events put humbling perspective on our economic difficulties, we were also challenged on that front. By year-end, the U.S. equity market had posted its first back-to-back decline in nearly 3 decades; the S&P 500 Index fell 12% after falling 9% in 2000; the technology-laden NASDAQ dropped 21% after plunging 39% the previous year; and the MSCI EAFE Index declined 21% after dropping 14% in 2000. The National Bureau of Economic Research declared that a U.S. recession had begun in March. In so many ways, we were challenged to recover and, indeed, to grow.

Just as our nation responded to unprovoked attack with strength and resolve, those qualities were also evident in our financial system. Diversification and patience, two cornerstones of our investment approach at Manulife, were back in favor. While many of the headline indices posted negative returns during 2001, our investors could still grow wealth in mid-cap value stocks, small-cap value stocks, REITs and high quality fixed income securities which all posted strong gains. Since there is no way to predict short-term market winners or losers, diversification to these asset classes helped many improve overall performance and lower volatility. Patience is equally important. Patient investors, who did not panic after the tragedy of September 11, were rewarded with a powerful rally in the fourth quarter, fueled by signs of better economic times ahead. As represented in the chart below, gains in the fourth quarter by the S&P 500 Index and the NASDAQ were in sharp contrast to market performance earlier in the year.

        2001 PERFORMANCE: FOURTH QUARTER VS. QUARTERS ONE, TWO AND THREE
                                (BY MAJOR INDEX)*

                                   [BAR GRAPH]

                                   Q4     Q1-3

                                30.23     -39.33
                                26.16     -28.05
                                21.09     -15.36
                                16.72      -2.31
                                15.14     -30.89
                                13.84     -17.98
                                10.69     -21.16
                                 7.37     -12.07
                                 6.98     -26.35
                                 6.56      -1.05
                                 4.94       7.52
                                 0.04       8.38


We urge you to review your financial program regularly with your financial consultant to ensure that it continues to be structured in the best way to help you meet your goals. It may be the right time to reevaluate your mix of portfolios to take advantage of our investment options or to increase your diversification among different asset classes. Thank you for choosing Manulife Financial. We look forward to continuing to serve your investment needs.

Sincerely,

/s/ James D. Gallagher

JAMES D. GALLAGHER
President

----------
* The performance shown is of various broad-based securities market indices. Investors cannot invest directly in an index. The performance of an index does not include any portfolio or insurance-related charges. If these charges were reflected, performance would be lower. Past performance is not a guarantee of future results.

   "Standard & Poor's(R)," "Standard & Poor's 500(R)," and "S&P 500(R)" are trademarks of The McGraw-Hill Companies, Inc. "Russell 1000(R)," "Russell 2000(R)," "Russell 3000(R)," and Russell Midcap(R)" are trademarks of Frank Russell Company. "Morgan Stanley European Australian Far East Free(R)," "EAFE(R)," and "MSCI(R)" are trademarks of Morgan Stanley & Co. Incorporated.

MANUFACTURERS INVESTMENT TRUST
INDEX TO ANNUAL REPORT
--------------------------------------------------------------------------------


                                                                        Page
                                                                        ----
     Portfolio Performance and Manager's Commentary..................    ii

     Report of Independent Accountants...............................     1

     Statements of Assets and Liabilities............................     2

     Statements of Operations........................................     6

     Statements of Changes in Net Assets.............................    10

     Financial Highlights............................................    14

     Portfolio of Investments:

          Small-Mid Cap Growth Trust.................................    21
          Small-Mid Cap Trust........................................    21
          International Equity Select Trust..........................    22
          Select Growth Trust........................................    23
          Global Equity Select Trust.................................    24
          Real Estate Securities Trust...............................    25
          Core Value Trust...........................................    25
          High Grade Bond Trust......................................    26
          Money Market Trust.........................................    27
          Small Cap Index Trust......................................    27
          International Index Trust..................................    42
          Mid Cap Index Trust........................................    51
          Total Stock Market Index Trust.............................    55
          500 Index Trust............................................    82

     Notes to Financial Statements...................................    88

     Results of Special Meeting of Shareholders......................    95

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO PERFORMANCE AND MANAGER'S COMMENTARY
--------------------------------------------------------------------------------


                                TRUST PERFORMANCE

In the following pages we have set forth information regarding the performance of each Portfolio of the Manufacturers Investment Trust (the "Trust"). There are several ways to evaluate a Portfolio's historical performance. One can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. WITH RESPECT TO ALL PERFORMANCE INFORMATION PRESENTED, IT IS IMPORTANT TO UNDERSTAND THAT PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. RETURN AND PRINCIPAL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.


                               PERFORMANCE TABLES

The Performance Tables show two types of total return information: CUMULATIVE AND AVERAGE ANNUAL TOTAL RETURNS. A CUMULATIVE TOTAL RETURN is an expression of a Portfolio's total change in share value in percentage terms over a set period of time -- one, five and ten years (or since the Portfolio's inception if less than the applicable period). An AVERAGE ANNUAL TOTAL RETURN takes the Portfolio's cumulative total return for a time period greater than one year and shows what would have happened if the Portfolio had performed at a constant rate each year. In addition, one Portfolio has had a portfolio management change, namely the Real Estate Securities Trust. For this Portfolio, the tables also show a cumulative total return for the period since the current portfolio manager assumed responsibility. THE TABLES SHOW ALL CUMULATIVE AND AVERAGE ANNUAL TOTAL RETURNS, NET OF FEES AND EXPENSES OF THE TRUST, BUT DO NOT REFLECT THE INSURANCE (SEPARATE ACCOUNT) EXPENSES (INCLUDING A POSSIBLE CONTINGENT DEFERRED SALES CHARGE) OF THE VARIABLE ANNUITY AND VARIABLE LIFE PRODUCTS THAT INVEST IN THE TRUST. IF THESE WERE INCLUDED, PERFORMANCE WOULD BE LOWER.


     GRAPH -- CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES

The performance graph for each Portfolio shows the change in value of a $10,000 investment over the life of each Portfolio. Each Portfolio's performance is compared with the performance of one or more broad-based securities indices as a "benchmark." All performance information includes the reinvestment of dividends and capital gain distributions, as well as the deduction of ongoing management fees and Portfolio operating expenses. The benchmarks used for comparison are unmanaged and include reinvestment of dividends and capital gains distributions, if any, but do not reflect any fees or expenses. Portfolios that invest in multiple asset classes are compared with a customized benchmark. This benchmark is comprised of a set percentage allocation from each of the asset classes in which the Portfolio invests.


                         PORTFOLIO MANAGER'S COMMENTARY

Finally, we have provided a commentary by each portfolio manager regarding each Portfolio's performance during the period ended December 31, 2001. The views expressed are those of the portfolio manager as of December 31, 2001, and are subject to change based on market and other conditions. Information about a Portfolio's holdings, asset allocation or country diversification is historical and is no indication of future portfolio composition, which will vary.

"Standard & Poor's," "Standard & Poor's 500," "S&P 500," and "S&P MidCap 400 Index" are trademarks of The McGraw-Hill Companies, Inc. "Russell 1000," "Russell 2000," "Russell 3000," and "Russell Midcap" are trademarks of Frank Russell Company. "Wilshire 5000" is a trademark of Wilshire Associates. "Morgan Stanley European Australian Far East Free", "EAFE" and "MSCI" are trademarks of Morgan Stanley & Co. Incorporated." "Lehman Brothers" is a registered trademark of Lehman Brothers Inc. "Lipper" is a registered trademark of Reuters S.A. None of the Index Trusts are sponsored, endorsed, managed, advised, sold or promoted by any of these companies, and none of these companies make any representation regarding the advisability of investing in the Trust.

                           SMALL-MID CAP GROWTH TRUST

INVESTMENT OBJECTIVE &   To seek long-term growth of capital by investing
  POLICIES:              principally in equity securities of fast growing
                         companies that offer innovative products, services or technologies, to a rapidly expanding marketplace.

SUBADVISER:              Navellier Management, Inc.

PORTFOLIO MANAGER:       Alan Alpers and Louis Navellier

INCEPTION DATE:          July 16, 2001


          CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES


                                  [LINE GRAPH]

                 Small-Mid Cap Growth Trust      Russell 2500 Growth Index

Jun. 2001            10000                                10000
Jul. 2001             9839                                10000
Aug. 2001             8959                                 9335
Sep. 2001             8080                                 7873
Oct. 2001             8063                                 8649
Nov. 2001             8575                                 9397
Dec. 2001             8904                                 9912




                              PERFORMANCE TABLE**

                                                      Cumulative-Total-Return
                                                               Since
Periods Ending December 31, 2001                             Inception
Russell 2500 Growth Index*                                     (0.88)%
Small-Mid Cap Growth Trust                                    (10.96)%

 * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.

** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For the period since the Trust's inception (July 16, 2001), the Small-Mid Cap Growth Trust returned -10.96%, underperforming the -0.88% return of the Russell 2500 Growth Index.

ENVIRONMENT: Small- to mid-cap value stocks significantly outperformed growth issues reflecting cautious investor sentiment during the period. Poor relative stock selection within the Health Care, Consumer Discretionary, and Financial Services sectors were the main detractors from Trust performance. Although underweighting the Health Care and Technology sectors made positive contributions, it was not enough to offset the negative stock selection contribution within these sectors.

OUTLOOK: The recent Technology rally may be a "short-covering" rally and will fade quickly. Many Technology stocks are grossly overvalued relative to forecast earnings. Unfortunately this high-profile sector is likely to drag down the overall market over the first half of the year. We do not see corporate profits improving significantly until second quarter earnings reports begin to materialize. The sputtering economic recovery has been hindered by slow consumer spending, which influences 70% of the U.S. economy. Rising unemployment and slow corporate spending have also contributed. Smaller-cap companies generally are priced more reasonably, have better earnings growth than large caps and traditionally rebound well coming out of a recession. Therefore, we see 2002 as a potentially rewarding year for the Small-Mid Cap Growth Trust, with double-digit returns. Our methodical approach combined with strict stock selection criteria that focuses on superior fundamentals (strong earnings, reasonable price-to-earnings ratios and strong cash flow) will benefit the portfolio. The stock market eventually rewards stocks with superior fundamentals.

                               SMALL-MID CAP TRUST

INVESTMENT OBJECTIVE     To achieve long-term capital appreciation, with
 & POLICIES:             dividend income as a secondary consideration by
                         investing principally in common stocks of small and mid cap companies that Kayne Anderson Rudnick believes are of high quality.

SUBADVISER:              Kayne Anderson Rudnick Investment Management, LLC

PORTFOLIO MANAGER:       Sandi Gleason and Robert Schwarzkopf

INCEPTION DATE:          July 16, 2001

          CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES


                                  [LINE GRAPH]

                           Small-Mid Cap Trust                Russell 2500 Index
  Jun. 2001                    10000                                  10000
  Jul. 2001                     9968                                  10000
  Aug. 2001                     9752                                   9672
  Sep. 2001                     8600                                   8420
  Oct. 2001                     8568                                   8856
  Nov. 2001                     9144                                   9572
  Dec. 2001                     9560                                  10109




                               PERFORMANCE TABLE**

                                                        Cumulative-Total-Return
                                                                 Since
Periods Ending December 31, 2001                               Inception
Russell 2500 Index*                                               1.09%
Small-Mid Cap Trust                                              (4.40)%

 * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.

** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For the period since the Trust's inception (July 16, 2001), the Small-Mid Cap Trust returned -4.40%, underperforming the 1.09% return of the Russell 2500 Index.

ENVIRONMENT: Since the Trust's inception, the overall market has endured extremely high levels of volatility. During the third quarter, the tragic events of September 11 caused small and mid cap stocks to suffer large losses. While the Trust was not immune to this difficult performance period, our focus on high quality companies allowed us to outperform. However, during the fourth quarter, the small and mid cap stocks rebounded strongly with the Russell 2500 Index up over 20%. While the Trust posted strong gains, its returns trailed those of the index. This was primarily due to the "flight to risk" that occurred during the quarter as evidenced by the fact that stocks ranked "A" in quality by Standard and Poors trailed lower quality issues.

OUTLOOK: Many of the companies in the Trust have grown their earnings through the current recession as earnings of the overall stock markets have declined. Thus, the many of these companies are trading near historic low relative price-to-earnings valuations. We believe these companies represent the finest businesses in the US available at a discount value, with stronger and more sustainable growth than the overall market. Thus, when held for the long term, we feel these companies can generate strong, consistent investment returns with low market risk.

                        INTERNATIONAL EQUITY SELECT TRUST

INVESTMENT OBJECTIVE     To seek long-term capital appreciation by investing
  & POLICIES:            primarily in equity securities, principally American
                         Depository Receipts and common stocks of relatively large non-U.S. companies. These companies will have market capitalizations in the range of the Morgan
                         Stanley Capital International (MSCI) Europe, Australia and Far East Index. Lazard believes these companies are undervalued based on their earnings, cash flow or asset values.

SUBADVISER:              Lazard Asset Management

PORTFOLIO MANAGER:       Herbert W. Gullquist, John R. Reinsberg and Ronald Saba

INCEPTION DATE:          July 16, 2001

          CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES


                                  [LINE GRAPH]


                           International Equity Select Trust        MSCI EAFE Index

  Jun. 2001                      10000                                  10000
  Jul. 2001                      10072                                  10000
  Aug. 2001                       9800                                   9749
  Sep. 2001                       8888                                   8763
  Oct. 2001                       9008                                   8988
  Nov. 2001                       9424                                   9319
  Dec. 2001                       9616                                   9375


                               PERFORMANCE TABLE**

                                                             Cumulative-Total-Return
                                                                      Since
Periods Ending December 31, 2001                                    Inception
MSCI EAFE Index*                                                      (6.25)%
International Equity Select Trust                                     (3.84)%

 * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.

** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For the period since the Trust's inception (July 16, 2001), the International Equity Select Trust returned -3.84%, outperforming the -6.25% return of the MSCI EAFE Index.

ENVIRONMENT: Within the Trust, holdings in the Consumer Staples and Energy sectors held up well generally due to their ability to remain profitable in adverse economic environments. The Trust also benefited from a relatively low exposure to Technology and Telecommunications, sectors that continued to be weak. Still, Lazard's few Technology and Telecommunications holdings were not spared in the general sell-off of these sectors. Our financial holdings were hurt by weak capital markets; in addition, certain of our holdings had direct insurance exposure to the September 11 tragedy. We still have confidence in these companies' long-term ability to generate strong returns-on-capital, and were heartened to see many of them rebound during the fourth quarter.

OUTLOOK: 2001 was an eventful and volatile year: Stock prices whipsawed as investors' view of the global economic outlook constantly shifted. This state of flux underlined the difficulty of predicting such a volatile market. As a case in point, the terrorist attacks of September 11 had the single greatest impact on economic outlook and were, at the same time, the events that were most impossible to foresee. It is precisely the difficulty of predicting the economic cycle that gives us added confidence in Lazard's philosophy of investing in companies that have demonstrated the ability to sustain high levels of financial productivity in a variety of economic environments. Lazard's outlook for non-U.S. stocks is positive, as valuations have compressed after 2 years of declines while profitability appears to remain fairly strong. In addition, the MSCI EAFE Index has never declined for 3 consecutive years since its inception in 1970. Lazard remains confident that the Trust's companies can continue to generate strong returns on capital over the long term, and that long-term financial productivity remains the key to successful investing.

                               SELECT GROWTH TRUST

INVESTMENT OBJECTIVE     To seek long-term growth of capital by investing
  & POLICIES:            primarily in large cap equity securities (securities of
                         companies with at least $2 billion in market capitalization). The portfolio may also invest up to 20% of its assets in mid cap securities and in securities of any market capitalization that Roxbury believes may have prospects for significant appreciation in the price of the security (i.e.
                         corporate restructurings).

SUBADVISER:              Roxbury Capital Management, LLC

PORTFOLIO MANAGER:       Anthony Browne, David Garza, David Kahn and Kevin Riley

INCEPTION DATE:          July 16, 2001

          CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES

                                  [LINE GRAPH]

                        Select Growth Trust                  Russell 1000 Growth Index
  Jun. 2001                  10000                                10000
  Jul. 2001                  10088                                10000
  Aug. 2001                   9360                                 9182
  Sep. 2001                   8480                                 8266
  Oct. 2001                   8712                                 8700
  Nov. 2001                   9544                                 9536
  Dec. 2001                   9504                                 9517


                               PERFORMANCE TABLE**

                                                      Cumulative-Total-Return
                                                               Since
Periods Ending December 31, 2001                             Inception
Russell 1000 Growth Index*                                     (4.83)%
Select Growth Trust                                            (4.96)%

 * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.

** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For the period since the Trust's inception (July 16, 2001), the Select Growth returned -4.96%, underperforming the -4.83% return of the Russell 1000 Growth Index.

ENVIRONMENT: Over the past few months, as Americans have been healing and starting to move ahead once again, the equity markets have progressed as well. Since the post-September 11 lows, the S&P 500 Index has climbed 18.9%, while the NASDAQ has snapped back 37.0%. It is interesting to note that these gains were made during the quarter when we "officially" learned that we have been in a recession since March 2001. The markets seem to be suggesting that we are labeling this recession just about the time it is over. In fact, on average, in every recession since 1970, the market has rallied 26.2% in the last three months of the recession. Several factors give us reason to be optimistic that this recession might be over sooner rather than later -- stimulus from fiscal policy, a refinancing boom triggered by the lowest mortgage rates in 40 years and a decline in energy prices. The majority of the Trust's underperformance is a result of poor stock selection in the Communications Services, Consumer Staples and Technology sectors. An overweight position in the poor performing Utilities sector was offset by strong stock selection in that sector. Strong stock selection in the Capital Goods sector also limited losses.

OUTLOOK: In 2002, we believe capital expenditures will continue to be a drag, but government spending, inventory rebuilding, and a moderating, but not hibernating, consumer could combine to generate GDP growth along the lines of 3% by the second quarter. While this estimated recovery is less than typical cyclical recoveries, it is high enough to generate 10% to 15% earnings growth for high-quality companies. Despite these positives, we continue to have concerns over the near term. Although most of the bad news is out, many companies are still struggling to meet earnings expectations, and valuations are beginning to increase in certain areas where they do not appear to be warranted, for example, parts of the Technology sector. Roxbury's Large Cap Growth portfolio is currently positioned for an economic recovery. Approximately 60% of the portfolio is in cyclical growth stocks and 35% is in less cyclical stocks. The growth bias in this mix will allow us to participate as the market turns while we maintain risk controls that we believe are appropriate in the current environment.

                           GLOBAL EQUITY SELECT TRUST

INVESTMENT OBJECTIVE     To seek long-term capital appreciation by investing
  & POLICIES:            primarily in equity securities, including American and
                         Global Depository Receipts and common stocks of relatively large U.S. and non-U.S. companies. These companies will have market capitalizations in the range of the Morgan Stanley Capital International (MSCI)
                         World Index. Lazard believes these companies are undervalued based on earnings, cash flow or asset values.

SUBADVISER:              Lazard Asset Management

PORTFOLIO MANAGER:       Herbert W. Gullquist, John R. Reinsberg and Ronald Saba

INCEPTION DATE:          July 16, 2001

          CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES


                                  [LINE GRAPH]

                    Global Equity Select Trust         MSCI World Index
  Jun. 2001                  10000                          10000
  Jul. 2001                  10112                          10000
  Aug. 2001                   9864                           9522
  Sep. 2001                   9257                           8684
  Oct. 2001                   9289                           8852
  Nov. 2001                   9633                           9377
  Dec. 2001                   9760                           9436



                               PERFORMANCE TABLE**

                                                        Cumulative-Total-Return
                                                                 Since
Periods Ending December 31, 2001                               Inception
MSCI World Index*                                                (5.64)%
Global Equity Select Trust                                       (2.40)%

 * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.

** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For the period since the Trust's inception (July 16, 2001), the Global Equity Select Trust returned -2.40%, outperforming the -5.64% return of the MSCI World Index.

ENVIRONMENT: Within the Trust, holdings in the Consumer Staples and Energy sectors held up well generally due to their ability to remain profitable in adverse economic environments. The Trust also benefited from a relatively low exposure to Technology and Telecommunications, sectors that continued to be weak. Still, Lazard's few Technology and Telecommunications holdings were not spared in the general sell-off of these sectors. Our financial holdings were hurt by weak capital markets; in addition, certain of our holdings had direct insurance exposure to the September 11 tragedy. We still have confidence in these companies' long-term ability to generate strong returns-on-capital, and were heartened to see many of them rebound during the fourth quarter.

OUTLOOK: 2001 was an eventful and volatile year: Stock prices whipsawed as investors' view of the global economic outlook constantly shifted. This state of flux underlined the difficulty of predicting such a volatile market. As a case in point, the terrorist attacks of September 11 had the single greatest impact on economic outlook and were, at the same time, the events that were most impossible to foresee. It is precisely the difficulty of predicting the economic cycle that gives us added confidence in Lazard's philosophy of investing in companies that have demonstrated the ability to sustain high levels of financial productivity in a variety of economic environments. Lazard's outlook for non-U.S. stocks is positive, as valuations have compressed after 2 years of declines while profitability appears to remain fairly strong. In addition, the MSCI World Index has never declined for 3 consecutive years since its inception in 1970. Lazard remains confident that the Trust companies can continue to generate strong returns on capital over the long term, and that long-term financial productivity remains the key to successful investing.

                          REAL ESTATE SECURITIES TRUST

INVESTMENT OBJECTIVE     It seeks to achieve a combination of long-term capital
  & POLICIES:            appreciation and current income by investing
                         substantially in common stocks and other equity securities issued by real estate companies, such as real estate investment trusts (REITs).

SUBADVISER:              Cohen & Steers Capital Management, Inc.

PORTFOLIO MANAGER:       Martin Cohen and Robert H. Steers

INCEPTION DATE:          April 30, 1987++

          CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES


                                  [LINE GRAPH]


                                Real Estate Trust              NAREIT Equity Index

Dec.1991                          10000                           10000
                                  10902                           10487
                                  10660                           10236
                                  10793                           10066
                                  10393                           10030
                                  10680                           10469
                                  10155                           10331
                                  10605                           10780
                                  10437                           10813
                                  10930                           11036
                                  11026                           11022
                                  11547                           11255
Dec.1992                          12129                           11458
                                  12632                           12193
                                  12973                           12849
                                  14206                           13938
                                  13635                           13325
                                  13401                           13114
                                  13716                           13539
                                  13930                           13776
                                  14364                           14116
                                  15062                           14805
                                  15013                           14522
                                  14273                           13735
Dec.1993                          14871                           13712
                                  15136                           14111
                                  16005                           14723
                                  15417                           14178
                                  15347                           14419
                                  15557                           14741
                                  15325                           14440
                                  15011                           14369
                                  15191                           14413
                                  14813                           14145
                                  14096                           13654
                                  13483                           13184
Dec.1994                          14460                           14146
                                  14010                           13838
                                  14293                           14180
                                  14238                           14123
                                  14239                           14119
                                  14802                           14719
                                  15305                           14953
                                  15579                           15210
                                  15998                           15393
                                  16171                           15656
                                  15757                           15321
                                  15749                           15460
Dec.1995                          16648                           16304
                                  16819                           16573
                                  16952                           16767
                                  16847                           16675
                                  16876                           16760
                                  17348                           17193
                                  17650                           17416
                                  17585                           17547
                                  18327                           18238
                                  18650                           18555
                                  19299                           19107
                                  20003                           19978
Dec.1996                          22421                           22053
                                  22354                           22300
                                  22367                           22256
                                  22459                           22209
                                  21666                           21601
                                  22353                           22236
                                  23583                           23316
                                  24297                           24037
                                  23979                           23979
                                  26240                           26072
                                  25419                           25369
                                  25894                           25916
Dec.1997                          26541                           26528
                                  26183                           26387
                                  25785                           25939
                                  26487                           26403
                                  25522                           25542
                                  25387                           25364
                                  25298                           25191
                                  23558                           23556
                                  21230                           21333
                                  22506                           22540
                                  22101                           22123
                                  22430                           22448
Dec.1998                          22175                           21883
                                  21514                           21425
                                  21140                           20922
                                  20839                           20828
                                  22902                           22804
                                  23283                           23306
                                  22696                           22928
                                  21856                           22199
                                  21509                           21917
                                  20590                           21084
                                  20290                           20566
                                  19831                           20230
Dec.1999                          20400                           20872
                                  19831                           20941
                                  19230                           20691
                                  20480                           21372
                                  21543                           22808
                                  21873                           23032
                                  21989                           23624
                                  23422                           25689
                                  23225                           24646
                                  23869                           25429
                                  23210                           24328
                                  23639                           24640
Dec.2000                          25649                           26374
                                  25436                           26649
                                  24843                           26222
                                  24712                           26477
                                  25317                           27109
                                  25573                           27765
                                  26936                           29392
                                  26287                           28807
                                  27036                           29862
                                  25638                           28623
                                  24718                           27804
                                  25877                           29333
Dec.2001                          26469                           30050

                               PERFORMANCE TABLE**

                                           Average Annual Total Return      Cumulative Total Return        Since++
Periods Ending December 31, 2001           1 Year    5 Year    10 Year       5 Year         10 Year     April 30, 2001
Morgan Stanley REIT Index+*                12.83%     6.12%        N/A       34.56%             N/A         10.81%
NAREIT Equity Index*                       13.93%     6.38%     11.63%       36.25%         200.50%         10.84%
Real Estate Securities Trust                3.15%     3.37%     10.22%       18.02%         164.69%          4.51%

 + The Morgan Stanley REIT Index commenced on December 30, 1994, therefore the
   10 year return period is not applicable for this index.

++ Current subadviser assignment became effective April 30, 2001.

 * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.

** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For the year 2001, the Real Estate Securities Trust returned 3.15%, underperforming the 12.83% return of the Morgan Stanley REIT Index.

ENVIRONMENT: In 2001, REITs delivered stellar performance. For the second year in a row, REITs outperformed stocks and bonds. The shares of smaller, high yield companies led the REIT market as they benefited from the dramatic decline in interest rates and from the increased demand for yield. Our underperformance can be attributed to the Trust's underweight position in smaller REITs with high dividend yields. Our investment strategy focuses on larger, high quality companies in the REIT market that have strong balance sheets, value-added managements, and portfolios in protected markets. We believe that these companies should outperform REITs without some or all of these characteristics over the long term.

OUTLOOK: We believe that REITs are well positioned to deliver solid performance in 2002. The high current income and dividend growth for REITs are attractive relative to the lower yields on bonds. Additionally, while corporate America has reduced earnings expectations, the long-term leases for REITs support their stable earnings growth. Finally, REITs are trading at attractive valuations. The Trust has been positioned to benefit from the improving fundamentals in the economically sensitive property sectors. We favor Office REITs in the Northeast corridor and Southern California, and select regional mall and industrial companies. We continue to focus on companies with superior cash flow growth and dividend growth that are attractively valued.

                                CORE VALUE TRUST

INVESTMENT OBJECTIVE     To seek long-term capital appreciation by investing the
  & POLICIES:            portfolio's assets, under normal market conditions,
                         primarily in equity and equity-related securities of companies with market capitalizations greater than $1 billion at the time of purchase. Rorer seeks to select securities for the portfolio it believes to be undervalued relative to the stock market in general.

SUBADVISER:              Rorer Asset Management, LLC

PORTFOLIO MANAGER:       James G. Hesser, Edward C. Rorer and Clifford B.
                         Storms, Jr.

INCEPTION DATE:          July 16, 2001

          CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES


                                  [LINE GRAPH]


                           Core Value Trust                 Russell 1000 Value Index

  Jun. 2001                  10000                                           10000
  Jul. 2001                  10040                                           10000
  Aug. 2001                   9520                                            9599
  Sep. 2001                   9032                                            8923
  Oct. 2001                   9048                                            8846
  Nov. 2001                   9479                                            9360
  Dec. 2001                   9519                                            9582


                               PERFORMANCE TABLE**

                                                         Cumulative Total Return
                                                                  Since
Periods Ending December 31, 2001                                Inception
Russell 1000 Value Index*                                        (4.18)%
Core Value Trust                                                 (4.81)%

 * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.

** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For the period since the Trust's inception (July 16, 2001), the Core Value Trust returned -4.81%, underperforming the -4.18% return of the Russell 1000 Value Index.

ENVIRONMENT: After spending much of 2001 mired in bear market territory, U.S. equities staged a dramatic recovery from their post-September 11 lows in the fourth quarter, taking cues from our apparent military success in Afghanistan and the Federal Reserve's vigilance in cutting short-term interest rates. Although concerns about high unemployment, idled productivity, and limited business spending persist, investors made Technology the fourth quarter's best performing sector, even as many technology companies struggle with low demand and depressed earnings. The underperformance of the Trust is attributable to poor stock selection in the Capital Goods, Consumer Staples, Health Care, and Utilities sectors. Some of the losses were offset by an underweight position in the poor performing Communication Services sector as well as an overweight in the strong performing Health Care sector.

OUTLOOK: After the September 11 attacks, many people expressed heightened concern that the malaise that had shrouded the global economy for the last year would become deeper and more protracted. However, three months removed from these tragic events, it now appears that September 11 represented a bottom in economic activity for the United States, from which we believe a meaningful recovery will begin by the second quarter of 2002. This belief is predicated on several significant stimuli currently present in our economy. First, as expected, the Fed continued cutting short-term interest rates in the fourth quarter, reducing the Fed funds rate to a level not seen since the Kennedy administration. Oil prices are currently around $20 per barrel, a decline of nearly 50% from last year's level. This, in combination with recent tax cuts, should have a positive impact on consumer spending. Finally, business inventories, after climbing to excessive levels in 2000 and early 2001, have been aggressively reduced. These catalysts, along with negligible inflation, and still-depressed stock prices, have created an opportunity to find many fundamentally strong companies trading at attractive valuations.

                              HIGH GRADE BOND TRUST

INVESTMENT OBJECTIVE     To seek to maximize total return, consistent with the
  & POLICIES:            preservation of capital and prudent investment
                         management by investing primarily (at least 80% under normal market conditions) in investment grade, fixed income securities of varying maturities.

SUBADVISER:              Allegiance Capital, Inc.

PORTFOLIO MANAGER:       Bob Southard

INCEPTION DATE:          July 16, 2001

          CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES

                                  [LINE GRAPH]

                      High Grade Bond Trust           Lehman Brothers Aggregate Bond Index
  Jun. 2001             10000                                        10000
  Jul. 2001             10112                                        10000
  Aug. 2001             10224                                        10115
  Sep. 2001             10432                                        10232
  Oct. 2001             10696                                        10446
  Nov. 2001             10399                                        10302
  Dec. 2001             10321                                        10236

                               PERFORMANCE TABLE**

                                                       Cumulative-Total-Return
                                                                Since
Periods Ending December 31, 2001                              Inception
Lehman Brothers Aggregate Bond Index*                           2.36%
High Grade Bond Trust                                           3.21%

 * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.

** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For the period since the Trust's inception (July 16, 2001), the High Grade Bond Trust returned 3.21%, outperforming the 2.36% return of the Lehman Brothers Aggregate Bond Index.

ENVIRONMENT: With the Federal Reserve reducing the Fed Funds rate from 6.50% on January 1, 2001 to 1.75% on December 31, 2001 interest rates at the 3-month through 5-year maturity range declined dramatically, while rates for 10- through 30-year maturity issues were almost unchanged. Corporate bonds, which had underperformed U.S. Treasuries by a wide margin during 2000, outperformed Treasuries in 2001 by the widest margin in the last decade. The Trust employs strictly AAA securities, excluding all corporate bonds. In an effort to overcome the significant level of outperformance of corporate bonds to U.S. Treasuries, approximately 3.10% for 2001, we employed agency mortgage-backed securities heavily. Though Agency Mortgage Backed Securities (MBS) also underperformed corporate bonds by a wide margin in 2001, the Trust produced returns for the six-month period that nearly matched the Index's return, with the Index including a 38.00% component of corporate bonds. Term structure contributed positively to outperformance.

OUTLOOK: We do not expect a significant U.S. economic recovery to begin until late in the fourth quarter of 2002. We expect interest rates to rise slowly throughout 2002 in response to growing fears of inflation. We will continue to employ mortgage-backed securities for their relatively high yield compared with U.S. Treasuries. We expect corporate bonds to underperform or at best, to match, mortgage-backed security returns during 2002.

                             SMALL CAP INDEX TRUST

INVESTMENT OBJECTIVE     To achieve the approximate aggregate total return of a
  & POLICIES:            small cap U.S. domestic equity market index by
                         attempting to track the performance of the Russell 2000
                         Index.o

SUBADVISER:              Manufacturers Adviser Corporation

PORTFOLIO MANAGER:       Martin Ayow and Ram Brahmachari

INCEPTION DATE:          May 1, 2000

          CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES


                                  [LINE GRAPH]

                      Small Cap Index Trust                 Russell 2000 Index
Apr. 2000                10000                                    10000
May. 2000                 9168                                     9186
Jun. 2000                10000                                     9987
Jul. 2000                 9728                                     9665
Aug. 2000                10375                                    10403
Sep. 2000                10112                                    10097
Oct. 2000                 9656                                     9647
Nov. 2000                 8704                                     8656
Dec. 2000                 9362                                     9400
Jan. 2001                 9826                                     9889
Feb. 2001                 9187                                     9241
Mar. 2001                 8740                                     8789
Apr. 2001                 9412                                     9476
May 2001                  9636                                     9709
Jun. 2001                 9960                                    10044
Jul. 2001                 9396                                     9501
Aug. 2001                 9089                                     9194
Sep. 2001                 7870                                     7956
Oct. 2001                 8318                                     8422
Nov. 2001                 8957                                     9074
Dec. 2001                 9503                                     9633

                               PERFORMANCE TABLE**

                                          Average Annual Total
                                                 Return                Cumulative Total Return
                                                          Since                  Since
Periods Ending December 31, 2001          1 Year        Inception              Inception
Russell 2000 Index                         2.49%         (2.62)%                (3.67)%
Small Cap Index Trust                      1.50%         (3.01)%                (4.97)%

** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For the year 2001, the Small Cap Index Trust returned 1.50%, underperforming the 2.49% return of the Russell 2000 Index.

ENVIRONMENT: The U.S. economy slid into recession early in 2001. Just when the economy showed signs of rebounding, the terrorist attacks and the threat of an impending war, along with a subsequent reduction in consumer spending, removed all chances of an early recovery. The Federal Reserve reduced rates 11 times in 2001 by a total of 4.75%. The Russell 2000 Index had its annual rebalancing on June 29, 2001. Overall there were more than 400 deletions and 600 additions to the Index. Consumer Staples, Consumer Discretionary and Auto & Transmission returned double-digit gains in 2001. Financial Services, Materials & Processing and Producer Durables also had gains. Energy, Technology, Utilities and Health Care had double-digit losses for the year.

OUTLOOK: A rebound in stocks, low oil prices, fewer job cuts and U.S. military success in Afghanistan are helping counter worries about high unemployment. Recent statistics showing increased consumer confidence, a rise in home sales and a pickup in orders to manufacturing and service companies may herald an end to the recession. The U.S. index of leading economic indicators rose for the second straight month in November, a sign that the recession may end soon, perhaps by the middle of 2002.

----------

o "Standard & Poor's(R)," "Standard & Poor's 500(R)," and "S&P 500(R)" are trademarks of The McGraw-Hill Companies, Inc. "Russell 1000(R)," "Russell 2000(R)," "Russell 3000(R)," and "Russell Midcap(R)" are trademarks of Frank Russell Company. "Wilshire 5000(R)" is a trademark of Wilshire Associates. "Morgan Stanley European Australian Far East Free(R)," "EAFE(R)," and "MSCI(R)" are trademarks of Morgan Stanley & Co. Incorporated. "Lehman Brothers(R)" is a registered trademark of Lehman Brothers Inc. "Lipper(R)" is a registered trademark of Reuters S. A. None of the Index Trusts are sponsored, endorsed, managed, advised, sold or promoted by any of these companies, and none of these companies make any representation regarding the advisability of investing in the Trust.

                            INTERNATIONAL INDEX TRUST

INVESTMENT OBJECTIVE     To achieve the approximate aggregate total return of a
  & POLICIES:            foreign equity market index by attempting to track the
                         performance of the Morgan Stanley European Australian
                         Far East Free Index (the MSCI EAFE Index).o

SUBADVISER:              Manufacturers Adviser Corporation

PORTFOLIO MANAGER:       Martin Ayow and Ram Brahmachari

INCEPTION DATE:          May 1, 2000

          CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES


                                  [LINE GRAPH]


                      International Index Trust                      MSCI EAFE Index
Jan. 2001                  9000                                           9035
Feb. 2001                  8319                                           8359
Mar. 2001                  7727                                           7805
Apr. 2001                  8295                                           8353
May 2001                   7995                                           8064
Jun. 2001                  7686                                           7738
Jul. 2001                  7532                                           7598
Aug. 2001                  7345                                           7407
Sep. 2001                  6598                                           6658
Oct. 2001                  6752                                           6829
Nov. 2001                  6964                                           7081
Dec. 2001                  6996                                           7102

                               PERFORMANCE TABLE**

                                         Average Annual Total Return     Cumulative Total Return
                                                             Since                Since
Periods Ending December 31, 2001          1 Year           Inception            Inception
MSCI EAFE Index                          (21.21)%            18.48%             (28.98)%
International Index Trust                (22.41)%           (19.28)%            (30.04)%

** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For the year 2001, the International Index Trust returned -22.41%, underperforming the -21.21% return of the MSCI EAFE Index.

ENVIRONMENT: All of the EAFE sectors lost ground in 2001. Information Technology was the worst performer, followed by Telecommunications services, Industrials and Financials, all of which had high double-digit losses. Consumer Discretionary, Health Care, Utilities, Consumer Staples and Materials also had double-digit losses. Likewise, most countries in the Index were in negative territory for 2001. Finland was the worst performer, losing about 40% in value. Greece, Japan, Sweden, Italy, Singapore, Netherlands, Germany, France and Portugal all had high double-digit losses. New Zealand was the best performer. During the quarterly rebalance, effective May 31, 2001, Greece was included in the MSCI EAFE Index. At the November quarterly rebalance, MSCI converted the Index to 50% free float. The Index will become 100% free float by May 2002.

OUTLOOK: The European Central Bank started the year with its interest rate at 4.75% and progressively reduced it to 3.25% by year-end. Another rate cut is possible in the future. The Bank of England lowered its benchmark rate by a total of 2% in 2001, down to 4%. With various structural reform measures beginning to take shape in Japan, further deflation and economic deceleration is likely. The key focus is on the fiscal/monetary measures taken to accommodate such deflationary pressure.

----------

o "Standard & Poor's(R)," "Standard & Poor's 500(R)," and "S&P 500(R)" are trademarks of The McGraw-Hill Companies, Inc. "Russell 1000(R)," "Russell 2000(R)," "Russell 3000(R)," and "Russell Midcap(R)" are trademarks of Frank Russell Company. "Wilshire 5000(R)" is a trademark of Wilshire Associates. "Morgan Stanley European Australian Far East Free(R)," "EAFE(R)," and "MSCI(R)" are trademarks of Morgan Stanley & Co. Incorporated. "Lehman Brothers(R)" is a registered trademark of Lehman Brothers Inc. "Lipper(R)" is a registered trademark of Reuters S. A. None of the Index Trusts are sponsored, endorsed, managed, advised, sold or promoted by any of these companies, and none of these companies make any representation regarding the advisability of investing in the Trust.

                               MID CAP INDEX TRUST

INVESTMENT OBJECTIVE     To achieve the approximate aggregate total return of a
  & POLICIES:            mid cap U.S. domestic equity market index by attempting
                         to track the performance of the S&P Mid Cap 400 Index.o

SUBADVISER:              Manufacturers Adviser Corporation

PORTFOLIO MANAGER:       Martin Ayow and Ram Brahmachari

INCEPTION DATE:          May 1, 2000

          CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES

                                  [LINE GRAPH]

                      Mid Cap Index Trust               S&P MidCap 400 Index
Apr. 2000               10000                                   10000
May 2000                 9752                                    9742
Jun. 2000                9920                                    9885
Jul. 2000               10056                                   10041
Aug. 2000               11160                                   11162
Sep. 2000               11087                                   11085
Oct. 2000               10695                                   10709
Nov. 2000                9918                                    9901
Dec. 2000               10715                                   10658
Jan. 2001               10877                                   10896
Feb. 2001               10248                                   10274
Mar. 2001                9490                                    9510
Apr. 2001               10527                                   10559
May 2001                10764                                   10805
Jun. 2001               10715                                   10762
Jul. 2001               10552                                   10602
Aug. 2001               10209                                   10255
Sep. 2001                8944                                    8979
Oct. 2001                9336                                    9376
Nov. 2001               10021                                   10074
Dec. 2001               10529                                   10595

                               PERFORMANCE TABLE**

                                      Average Annual Total Return     Cumulative Total Return
                                                         Since                 Since
Periods Ending December 31, 2001       1 Year          Inception             Inception
S&P MidCap 400 Index                  (0.61)%            3.05%                 5.95%
Mid Cap Index Trust                   (1.73)%            3.14%                 5.29%

** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For the year 2001, the Mid Cap Index Trust returned -1.73%, underperforming the -0.61% return of the S&P MidCap 400 Index.

ENVIRONMENT: The U.S. economy slid into a recession early in 2001. Just when the economy showed some signs of rebounding, the September 11 terrorist attacks and the threat of an impending war, along with a subsequent reduction in consumer spending, removed all chances of an early recovery. The Federal Reserve reduced interest rates 11 times in 2001, totaling 4.75%. Standard & Poor's canceled its third quarter rebalancing due to the tragic events in September. The quarterly rebalancing in the first, second and fourth quarters did not significantly affect the Index's composition. More significant were the individual changes that took place within the sector throughout the year. Communications Services, Utilities and Energy were the worst-performing sectors, with double-digit losses in 2001. Consumer Staples, Capital Goods and Basic Materials had double-digit gains for the year.

OUTLOOK: A rebound in stocks, low oil prices, fewer job cuts and U.S. military success in Afghanistan are helping counter worries about high unemployment. Recent statistics showing increased consumer confidence, a rise in home sales, and a pickup in orders to manufacturing and service companies may herald an end to the recession. The U.S. index of leading economic indicators rose for the second straight month in November, a sign that the recession may soon end, perhaps by the middle of 2002.

----------

o "Standard & Poor's(R)," "Standard & Poor's 500(R)," and "S&P 500(R)" are trademarks of The McGraw-Hill Companies, Inc. "Russell 1000(R)," "Russell 2000(R)," "Russell 3000(R)," and "Russell Midcap(R)" are trademarks of Frank Russell Company. "Wilshire 5000(R)" is a trademark of Wilshire Associates. "Morgan Stanley European Australian Far East Free(R)," "EAFE(R)," and "MSCI(R)" are trademarks of Morgan Stanley & Co. Incorporated. "Lehman Brothers(R)" is a registered trademark of Lehman Brothers Inc. "Lipper(R)" is a registered trademark of Reuters S. A. None of the Index Trusts are sponsored, endorsed, managed, advised, sold or promoted by any of these companies, and none of these companies make any representation regarding the advisability of investing in the Trust.

                         TOTAL STOCK MARKET INDEX TRUST

INVESTMENT OBJECTIVE     To achieve the approximate aggregate total return of a
  & POLICIES:            broad U.S. domestic equity market index by attempting
                         to track the performance of the Wilshire 5000 Index.o

SUBADVISER:              Manufacturers Adviser Corporation

PORTFOLIO MANAGER:       Martin Ayow and Ram Brahmachari

INCEPTION DATE:          May 1, 2000

          CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES


                                  [LINE GRAPH]

            Wilshire 5000 Index                Total Stock Market Index Trust
Apr. 2000          10000                                 10000
May 2000            9651                                  9480
Jun. 2000          10077                                  9960
Jul. 2000           9871                                  9744
Aug. 2000          10588                                 10431
Sep. 2000          10093                                  9952
Oct. 2000           9879                                  9768
Nov. 2000           8896                                  8840
Dec. 2000           9055                                  8996
Jan. 2001           9401                                  9326
Feb. 2001           8510                                  8438
Mar. 2001           7937                                  7873
Apr. 2001           8591                                  8519
May 2001            8677                                  8600
Jun. 2001           8531                                  8447
Jul. 2001           8390                                  8310
Aug. 2001           7882                                  7801
Sep. 2001           7175                                  7107
Oct. 2001           7357                                  7284
Nov. 2001           7920                                  7834
Dec. 2001           7952                                  7969


                               PERFORMANCE TABLE**

                                                                            Cumulative Total Return
                                          Average Annual Total Return
                                                             Since                   Since
Periods Ending December 31, 2001          1 Year           Inception               Inception
Wilshire 5000 Index                       (10.97)%          (13.19)%                 (20.48)%
Total Stock Market Index Trust            (11.41)%          (12.72)%                 (20.31)%

** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For the year 2001, the Total Stock Market Index returned -11.41%, underperforming the -10.97% return of the Wilshire 5000 Index.

ENVIRONMENT: The U.S. economy slid into recession early in 2001. Just when the economy showed signs of rebounding, the terrorist attacks and the threat of an impending war, along with a subsequent reduction in consumer spending, removed all chances of an early recovery. The Federal Reserve reduced rates 11 times in 2001 by a total of 4.75%. Technology was the worst performer for the year, followed by Utilities, Energy and Capital Goods, all of which returned double-digit losses. Materials & Services, Consumer Non Durables, Finance and Transportation were also in negative territory. Consumer Durables was the best-performing sector for the year, with single-digit gains.

OUTLOOK: A rebound in stocks, low oil prices, fewer job cuts and U.S. military success in Afghanistan are helping counter worries about high unemployment. Recent statistics showing increased consumer confidence, a rise in home sales, and a pickup in orders to manufacturing and service companies may herald an end to the recession. The U.S. index of leading economic indicators rose for the second straight month in November, a sign that the recession may end soon, perhaps by the middle of 2002.

----------

o "Standard & Poor's(R)," "Standard & Poor's 500(R)," and "S&P 500(R)" are trademarks of The McGraw-Hill Companies, Inc. "Russell 1000(R)," "Russell 2000(R)," "Russell 3000(R)," and "Russell Midcap(R)" are trademarks of Frank Russell Company. "Wilshire 5000(R)" is a trademark of Wilshire Associates. "Morgan Stanley European Australian Far East Free(R)," "EAFE(R)," and "MSCI(R)" are trademarks of Morgan Stanley & Co. Incorporated. "Lehman Brothers(R)" is a registered trademark of Lehman Brothers Inc. "Lipper(R)" is a registered trademark of Reuters S. A. None of the Index Trusts are sponsored, endorsed, managed, advised, sold or promoted by any of these companies, and none of these companies make any representation regarding the advisability of investing in the Trust.

                                 500 INDEX TRUST

INVESTMENT OBJECTIVE     To achieve the approximate aggregate total return of a
  & POLICIES:            broad U.S. domestic equity market index by attempting
                         to track the performance of the S&P 500 Index.o

SUBADVISER:              Manufacturers Adviser Corporation

PORTFOLIO MANAGER:       Martin Ayow and Ram Brahmachari

INCEPTION DATE:          May 1, 2000

          CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES


                                  [LINE GRAPH]


               500 Index Trust                                S&P 500 Index
Apr. 2000                10000                                      10000
May 2000                  9680                                       9689
Jun. 2000                 9896                                       9927
Jul. 2000                 9743                                       9772
Aug. 2000                10344                                      10379
Sep. 2000                 9800                                       9831
Oct. 2000                 9767                                       9790
Nov. 2000                 9000                                       9019
Dec. 2000                 9043                                       9384
Feb. 2001                 8498                                       8529
Mar. 2001                 7961                                       7989
Apr. 2001                 8570                                       8609
May. 2001                 8626                                       8667
Jun. 2001                 8410                                       8457
Jul. 2001                 8321                                       8374
Aug. 2001                 7800                                       7849
Sep. 2001                 7167                                       7215
Oct. 2001                 7303                                       7353
Nov. 2001                 7856                                       7917
Dec. 2001                 7924                                       7976

                               PERFORMANCE TABLE**

                                           Average Annual Total Return     Cumulative Total Return
                                                               Since                Since
Periods Ending December 31, 2001           1 Year            Inception            Inception
S&P 500 Index                             (11.88)%            (13.06)%             (20.24)%
500 Index Trust                           (12.37)%            (13.01)%             (20.76)%

** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For the year 2001, the 500 Index Trust returned -12.37%, underperforming the -11.88% return of the S&P 500 Index.

ENVIRONMENT: The U.S. economy slid into a recession early in 2001. Just when the economy was showing some signs of rebounding, the terrorist attacks and the threat of an impending war along with a subsequent reduction in consumer spending, removed all chances of an early recovery. The Federal Reserve reduced short-term interest rates 11 times in 2001 totaling 4.75%. Standard & Poor's canceled its third quarter rebalancing due to the tragic events of September 11. The quarterly rebalancing in the first, second and fourth quarters did not significantly affect the S&P 500 Index's composition. More significant were the individual Index changes that took place within the sectors throughout the year. Utilities and Technology were the worst-performing sectors, with losses of well over 20.00% in 2001. Consumer Cyclicals was the best performer, returning double-digit gains in 2001.

OUTLOOK: A rebound in stocks, low oil prices, fewer job cuts, and U.S. military success in Afghanistan are helping counter worries about high unemployment. Recent statistics showing increased consumer confidence, a rise in home sales, and a pickup in orders to manufacturing and service companies may herald an end to the recession. The U.S. index of leading economic indicators rose for the second straight month in November, a sign that the recession may end soon, perhaps by the middle of 2002.

----------

o "Standard & Poor's(R)," "Standard & Poor's 500(R)," and "S&P 500(R)" are trademarks of The McGraw-Hill Companies, Inc. "Russell 1000(R)," "Russell 2000(R)," "Russell 3000(R)," and "Russell Midcap(R)" are trademarks of Frank Russell Company. "Wilshire 5000(R)" is a trademark of Wilshire Associates. "Morgan Stanley European Australian Far East Free(R)," "EAFE(R)," and "MSCI(R)" are trademarks of Morgan Stanley & Co. Incorporated. "Lehman Brothers(R)" is a registered trademark of Lehman Brothers Inc. "Lipper(R)" is a registered trademark of Reuters S. A. None of the Index Trusts are sponsored, endorsed, managed, advised, sold or promoted by any of these companies, and none of these companies make any representation regarding the advisability of investing in the Trust.

REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------


To the Board of Trustees of Manufacturers Investment Trust and Shareholders of the Portfolios Constituting the Manufactures Investment Trust:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Small-Mid Cap Growth, Small-Mid Cap, International Equity Select, Select Growth, Global Equity Select, Real Estate Securities, Core Value, High Grade Bond, Money Market, Small Cap Index, International Index, Mid Cap Index, Total Stock Market Index and 500 Index (14 of the 67 funds comprising Manufacturers Investment Trust, hereafter referred to as the "Trust") at December 31, 2001, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the fiscal periods presented in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.



/s/ PRICEWATERHOUSECOOPERS LLP


Baltimore, Maryland
February 20, 2002

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES - DECEMBER 31, 2001
--------------------------------------------------------------------------------


                                                                      SMALL-MID       SMALL-MID     INTERNATIONAL      SELECT
                                                                     CAP GROWTH          CAP        EQUITY SELECT      GROWTH
                                                                        TRUST           TRUST           TRUST           TRUST
                                                                    ------------    ------------    -------------   ------------

ASSETS
Investments in securities, at value
     (See accompanying portfolio of investments)                    $  3,189,199    $  3,010,105    $  3,221,892    $  3,455,018
Repurchase agreements, at value                                          198,000              --         124,000         109,000
Cash                                                                         825           4,051             304              29
Receivables:
     Forward foreign currency contracts (Note 6)                              --              --               9              --
     Investments sold                                                         --          55,468              --              --
     Dividends and interest                                                1,303           3,902             675           1,940
Other assets                                                                   8               8               9               6
                                                                    ------------    ------------    ------------    ------------
     TOTAL ASSETS                                                      3,389,335       3,073,534       3,346,889       3,565,993
                                                                    ------------    ------------    ------------    ------------

LIABILITIES
Payables:
     Investments purchased                                                13,965              --              --          32,292
     Dividend and interest withholding tax                                    --              --              79              --
     Other payables and accrued expenses                                  12,340          13,047          13,404          13,265
     Collateral for securities lending                                   684,802         170,625         436,406         637,462
                                                                    ------------    ------------    ------------    ------------
     TOTAL LIABILITIES                                                   711,107         183,672         449,889         683,019
                                                                    ------------    ------------    ------------    ------------
NET ASSETS                                                          $  2,678,228    $  2,889,862    $  2,897,000    $  2,882,974
                                                                    ============    ============    ============    ============

Net assets consist of:
Undistributed net investment income (loss)                          $        205    $          4    ($       123)   $         89
Accumulated undistributed net realized loss on
     investments, foreign currency and forward foreign
     currency contracts                                                 (587,499)        (70,156)        (15,600)       (159,621)
Unrealized appreciation (depreciation) on:
     Investments                                                         263,155         (61,085)        (75,453)         13,996
     Foreign currency and forward foreign currency contracts                  --              --               8              --
Capital shares at par value of $.01                                        2,406           2,419           2,410           2,426
Additional paid-in capital                                             2,999,961       3,018,680       2,985,758       3,026,084
                                                                    ------------    ------------    ------------    ------------
NET ASSETS                                                          $  2,678,228    $  2,889,862    $  2,897,000    $  2,882,974
                                                                    ============    ============    ============    ============
Capital shares outstanding                                               240,612         241,917         240,969         242,599
                                                                    ------------    ------------    ------------    ------------
Net asset value, offering price and redemption price per share      $      11.13    $      11.95    $      12.02    $      11.88
                                                                    ============    ============    ============    ============
Investments in securities, including repurchase agreements, at
     identified cost                                                $  3,124,044    $  3,071,190    $  3,421,345    $  3,550,022
                                                                    ============    ============    ============    ============




    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES - DECEMBER 31, 2001
--------------------------------------------------------------------------------


                                                                       GLOBAL      REAL ESTATE          CORE           HIGH
                                                                   EQUITY SELECT    SECURITIES         VALUE        GRADE BOND
                                                                       TRUST           TRUST           TRUST           TRUST
                                                                   -------------   ------------    ------------    ------------

ASSETS
Investments in securities, at value
     (See accompanying portfolio of investments)                   $  3,025,146    $217,583,877    $  3,157,091    $  3,881,626
Repurchase agreements, at value                                         156,000      14,664,000         265,000         204,000
Cash                                                                        905             717              55              48
Receivables:
     Forward foreign currency contracts (Note 6)                              6              --              --              --
     Investments sold                                                        --       1,176,016              --              --
     Dividends and interest                                               1,159       1,377,858           2,361          26,086
Other assets                                                                  8             662               7               9
                                                                   ------------    ------------    ------------    ------------
     TOTAL ASSETS                                                     3,183,224     234,803,130       3,424,514       4,111,769
                                                                   ------------    ------------    ------------    ------------

LIABILITIES
Payables:
     Investments purchased                                                   --       3,374,260              --         127,439
     Fund shares redeemed                                                    --         647,467              --              --
     Dividend and interest withholding tax                                   30           5,700              --              --
     Other payables and accrued expenses                                 13,529          33,497          14,485          14,272
     Collateral for securities lending                                  229,169       9,822,952         504,150         716,244
                                                                   ------------    ------------    ------------    ------------
     TOTAL LIABILITIES                                                  242,728      13,883,876         518,635         857,955
                                                                   ------------    ------------    ------------    ------------
NET ASSETS                                                         $  2,940,496    $220,919,254    $  2,905,879    $  3,253,814
                                                                   ============    ============    ============    ============

Net assets consist of:
Undistributed net investment income (loss)                         $        (81)   $  9,130,356    $        427    $        212
Accumulated undistributed net realized loss on
     investments, foreign currency and forward foreign
     currency contracts                                                      --     (17,246,750)       (126,748)        (14,458)
Unrealized appreciation (depreciation) on:
     Investments                                                        (59,835)     11,480,516         (21,555)          3,479
     Foreign currency and forward foreign currency contracts                  6              --              --              --
Capital shares at par value of $.01                                       2,411         142,380           2,448           2,608
Additional paid-in capital                                            2,997,995     217,412,752       3,051,307       3,261,973
                                                                   ------------    ------------    ------------    ------------
NET ASSETS                                                         $  2,940,496    $220,919,254    $  2,905,879    $  3,253,814
                                                                   ============    ============    ============    ============
Capital shares outstanding                                              241,073      14,238,022         244,765         260,803
                                                                   ------------    ------------    ------------    ------------
Net asset value, offering price and redemption price per share     $      12.20    $      15.52    $      11.87    $      12.48
                                                                   ============    ============    ============    ============
Investments in securities, including repurchase agreements, at
     identified cost                                               $  3,240,981    $220,767,361    $  3,443,646    $  4,082,147
                                                                   ============    ============    ============    ============



    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES - DECEMBER 31, 2001
--------------------------------------------------------------------------------

                                                                       MONEY           SMALL CAP      INTERNATIONAL      MID CAP
                                                                      MARKET             INDEX            INDEX           INDEX
                                                                       TRUST             TRUST            TRUST           TRUST
                                                                   --------------   --------------    -------------   ------------

ASSETS
Investments in securities, at value
     (See accompanying portfolio of investments)                   $1,381,824,743   $   56,415,553    $ 50,775,838    $ 61,916,031
Repurchase agreements, at value                                        66,894,000        5,183,000       1,469,000       3,533,000
Cash                                                                           96              134             557             743
Foreign currency                                                               --               --         132,244              --
Receivables:
     Investments sold                                                          --               15              --         350,968
     Fund shares sold                                                  36,128,959          837,614         110,132          67,734
     Dividends and interest                                                 2,843           50,403          28,053          34,372
     Foreign tax withholding reclaims                                          --               --          17,442              --
Other assets                                                                3,363              122             139           2,106
                                                                   --------------   --------------    ------------    ------------
     TOTAL ASSETS                                                   1,484,854,004       62,486,841      52,533,405      65,904,954
                                                                   --------------   --------------    ------------    ------------

LIABILITIES
Payables:
     Forward foreign currency contracts (Note 6)                               --               --               1              --
     Investments purchased                                                     --               --              --         244,973
     Variation margin for open futures contracts                               --           51,700           5,460          55,500
     Dividend and interest withholding tax                                     --               --           2,781              --
     Other payables and accrued expenses                                  160,449            6,509           7,276           6,561
     Collateral for securities lending                                         --       12,148,812       2,845,085       7,400,604
                                                                   --------------   --------------    ------------    ------------
     TOTAL LIABILITIES                                                    160,449       12,207,021       2,860,603       7,707,638
                                                                   --------------   --------------    ------------    ------------
NET ASSETS                                                         $1,484,693,555   $   50,279,820    $ 49,672,802    $ 58,197,316
                                                                   ==============   ==============    ============    ============

NET ASSETS CONSIST OF:
Undistributed net investment income (loss)                                     --   $       26,280         (46,237)   $      4,698
Accumulated undistributed net realized loss on
     investments, futures, foreign currency and forward foreign
     currency contracts                                                        --       (5,576,452)     (3,634,092)       (372,965)
Unrealized appreciation (depreciation) on:
     Investments                                                               --        1,399,380     (14,314,153)       (217,938)
     Futures contracts                                                         --           99,596          17,593          41,510
     Foreign currency and forward foreign currency contracts                   --               --             411              --
Capital shares at par value of $.01                                $    1,484,693           44,593          58,276          45,399
Additional paid-in capital                                          1,483,208,862       54,286,423      67,591,003      58,696,612
                                                                   --------------   --------------    ------------    ------------
NET ASSETS                                                         $1,484,693,555   $   50,279,820    $ 49,672,801    $ 58,197,316
                                                                   ==============   ==============    ============    ============
Capital shares outstanding                                            148,469,346        4,459,312       5,827,567       4,539,907
                                                                   --------------   --------------    ------------    ------------
Net asset value, offering price and redemption price per share     $        10.00   $        11.28    $       8.52    $      12.82
                                                                   ==============   ==============    ============    ============
Investments in securities, including repurchase agreements, at
     identified cost                                               $1,448,718,743   $   60,199,173    $ 66,558,991    $ 65,666,969
                                                                   --------------   --------------    ------------    ------------
Investments in foreign currency, at identified cost                            --               --    $    132,224              --
                                                                   ==============   ==============    ============    ============



    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES - DECEMBER 31, 2001
--------------------------------------------------------------------------------


                                                                     TOTAL STOCK           500
                                                                     MARKET INDEX         INDEX
                                                                        TRUST             TRUST
                                                                    --------------    --------------

ASSETS
Investments in securities, at value
     (See accompanying portfolio of investments)                    $   72,203,524    $  779,400,681
Repurchase agreements, at value                                          4,455,000        14,666,000
Cash                                                                           892               797
Receivables:
     Investments sold                                                        3,149                --
     Fund shares sold                                                      127,760                --
     Dividends and interest                                                 69,142           763,620
Other assets                                                                   182             2,035
                                                                    --------------    --------------
     TOTAL ASSETS                                                       76,859,649       794,833,133
                                                                    --------------    --------------

LIABILITIES
Payables:
     Investments purchased                                                      --           513,974
     Fund shares redeemed                                                       --         2,298,187
     Variation margin for open futures contracts                            44,100           151,500
     Dividend and interest withholding tax                                      12                --
     Other payables and accrued expenses                                     9,122            90,592
     Collateral for securities lending                                   3,149,234        19,219,518
                                                                    --------------    --------------
     TOTAL LIABILITIES                                                   3,202,468        22,273,771
                                                                    --------------    --------------
NET ASSETS                                                          $   73,657,181    $  772,559,362
                                                                    ==============    ==============

NET ASSETS CONSIST OF:
Undistributed net investment income                                 $        7,357    $       17,936
Accumulated undistributed net realized loss on
     investments, futures, foreign currency and forward foreign
     currency contracts                                                   (573,773)      (11,148,063)
Unrealized appreciation (depreciation) on:
     Investments                                                       (13,822,592)     (119,284,294)
     Futures contracts                                                      26,306            44,428
Capital shares at par value of $.01                                         75,271           787,831
Additional paid-in capital                                              87,944,612       902,141,524
                                                                    --------------    --------------
NET ASSETS                                                          $   73,657,181    $  772,559,362
                                                                    ==============    ==============
Capital shares outstanding                                               7,527,081        78,783,101
                                                                    --------------    --------------
Net asset value, offering price and redemption price per share      $         9.79    $         9.81
                                                                    ==============    ==============
Investments in securities, including repurchase agreements, at
     identified cost                                                $   90,481,116    $  913,350,975
                                                                    ==============    ==============



    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2001
--------------------------------------------------------------------------------


                                                                         SMALL-MID      SMALL-MID      INTERNATIONAL      SELECT
                                                                        CAP GROWTH         CAP         EQUITY SELECT      GROWTH
                                                                          TRUST*          TRUST*           TRUST*         TRUST*
                                                                       ------------    ------------    -------------   ------------

Investment Income:
     Interest                                                          $      2,917    $      2,758    $      4,337    $      5,548
     Dividends                                                                6,862          12,822          13,832           8,099
     Less: Foreign taxes withheld                                               (30)             --          (1,711)             --
                                                                       ------------    ------------    ------------    ------------
     Total income                                                             9,749          15,580          16,458          13,647
                                                                       ------------    ------------    ------------    ------------

Expenses:
     Investment adviser fee (Note 4)                                         12,025          14,149          13,671          12,265
     Custodian fee                                                           13,511          12,034          15,206          13,754
     Fund administration fees (Note 4)                                          147             154             156             154
     Printing and postage fees                                                  265             282             285             280
     Audit and legal fees                                                    12,170          12,933          13,062          12,835
     Registration and filing fees                                                90              94              95              93
     Trustees fees and expenses (Note 5)                                         25              27              27              26
     Miscellaneous                                                               22              10              11              13
                                                                       ------------    ------------    ------------    ------------
     Expenses before reimbursement by investment adviser                     38,255          39,683          42,513          39,420
     Less reimbursement of expenses by investment adviser (Note 4)          (25,026)        (24,247)        (26,888)        (25,862)
                                                                       ------------    ------------    ------------    ------------
     Total expenses                                                          13,229          15,436          15,625          13,558
                                                                       ------------    ------------    ------------    ------------
Net investment income (loss)                                                 (3,480)            144             833              89
                                                                       ------------    ------------    ------------    ------------

Realized and unrealized gain (loss) on investments,
     foreign currency and forward foreign currency contracts:
Net realized loss on:
     Investment transactions                                               (588,201)        (70,156)        (15,600)       (159,621)
     Foreign currency and forward foreign currency contracts                     --              --         (24,217)             --
Change in unrealized appreciation (depreciation) on:
     Investments                                                            263,155         (61,085)        (75,453)         13,996
     Translation of foreign currency and forward foreign currency
     contracts                                                                   --              --               8              --
                                                                       ------------    ------------    ------------    ------------
     Net loss on investments, foreign currency and forward foreign
     currency contracts                                                    (325,046)       (131,241)       (115,262)       (145,625)
                                                                       ------------    ------------    ------------    ------------

Net decrease in net assets resulting from operations                   $   (328,526)   $   (131,097)   $   (114,429)   $   (145,536)
                                                                       ============    ============    ============    ============

* For the period July 16, 2001 (commencement of operations) to December 31,
2001.



    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2001
--------------------------------------------------------------------------------


                                                                           GLOBAL      REAL ESTATE         CORE            HIGH
                                                                       EQUITY SELECT    SECURITIES        VALUE         GRADE BOND
                                                                           TRUST*          TRUST          TRUST*           TRUST*
                                                                       -------------   ------------    ------------    ------------

Investment Income:
     Interest                                                          $      3,704    $    280,565    $      5,287    $     76,596
     Dividends                                                               18,723      12,558,742          16,793              --
     Less: Foreign taxes withheld                                            (1,218)        (19,746)             --              --
                                                                       ------------    ------------    ------------    ------------
     Total income                                                            21,209      12,819,561          22,080          76,596
                                                                       ------------    ------------    ------------    ------------

Expenses:
     Investment adviser fee (Note 4)                                         13,995       1,681,267          13,152          10,851
     Custodian fee                                                           14,628          64,475          13,876          13,386
     Fund administration fees (Note 4)                                          158          20,282             156             165
     Printing and postage fees                                                  291          45,776             287             312
     Audit and legal fees                                                    13,349          13,093          13,176          14,324
     Registration and filing fees                                                96           5,483              95             101
     Trustees fees and expenses (Note 5)                                         28           3,245              28              30
     Miscellaneous                                                               10           6,734              11             184
                                                                       ------------    ------------    ------------    ------------
     Expenses before reimbursement by investment adviser                     42,555       1,840,355          40,781          39,353
     Less reimbursement of expenses by investment adviser (Note 4)          (26,561)             --         (26,313)        (27,055)
                                                                       ------------    ------------    ------------    ------------
     Total expenses                                                          15,994       1,840,355          14,468          12,298
                                                                       ------------    ------------    ------------    ------------
Net investment income                                                         5,215      10,979,206           7,612          64,298
                                                                       ------------    ------------    ------------    ------------

Realized and unrealized gain (loss) on investments,
     foreign currency and forward foreign currency contracts:
Net realized gain (loss) on:
     Investment transactions                                                     --      18,144,221        (126,748)         27,025
     Foreign currency and forward foreign currency contracts                (16,537)             --              --              --
Change in unrealized appreciation (depreciation) on:
     Investments                                                            (59,835)    (22,629,568)        (21,555)          3,479
     Translation of foreign currency and forward foreign currency
     contracts                                                                    6              --              --              --
                                                                       ------------    ------------    ------------    ------------
     Net gain (loss) on investments, foreign currency and forward
     foreign currency contracts                                             (76,366)     (4,485,347)       (148,303)         30,504
                                                                       ------------    ------------    ------------    ------------
Net increase (decrease) in net assets resulting from operations        $    (71,151)   $  6,493,859    $   (140,691)   $     94,802
                                                                       ============    ============    ============    ============

* For the period July 16, 2001 (commencement of operations) to December 31,
2001.



    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2001
--------------------------------------------------------------------------------


                                                                           MONEY       SMALL CAP      INTERNATIONAL      MID CAP
                                                                           MARKET        INDEX            INDEX           INDEX
                                                                           TRUST         TRUST            TRUST           TRUST
                                                                       ------------   ------------    -------------   ------------

Investment Income:
     Interest                                                          $ 47,941,936   $    574,971    $    116,248    $    152,945
     Dividends                                                                   --        449,528         855,327         477,290
     Less: Foreign taxes withheld                                                --           (314)        (94,698)             --
                                                                       ------------   ------------    ------------    ------------
     Total income                                                        47,941,936      1,024,185         876,877         630,235
                                                                       ------------   ------------    ------------    ------------

Expenses:
     Investment adviser fee (Note 4)                                      6,098,304        217,964         260,680         228,135
     Custodian fee                                                          184,572         18,000          18,000          18,000
     Fund administration fees (Note 4)                                      110,663          4,238           5,114           4,099
     Printing and postage fees                                              127,078          4,557           5,544           4,310
     Audit and legal fees                                                    76,568          2,871           3,391           2,893
     Registration and filing fees                                            32,083          1,167           1,371           1,185
     Trustees fees and expenses (Note 5)                                     18,383            697             821             691
     Miscellaneous                                                           16,115          1,200             902           3,399
                                                                       ------------   ------------    ------------    ------------
     Expenses before reimbursement by investment adviser                  6,663,766        250,694         295,823         262,712
     Less reimbursement of expenses by investment adviser (Note 4)               --         (1,593)        (11,445)         (1,986)
                                                                       ------------   ------------    ------------    ------------
     Total expenses                                                       6,663,766        249,101         284,378         260,726
                                                                       ------------   ------------    ------------    ------------
Net investment income                                                    41,278,170        775,084         592,499         369,509
                                                                       ------------   ------------    ------------    ------------

Realized and unrealized gain (loss) on investments, futures, foreign currency and forward foreign currency contracts:
Net realized gain (loss) on:
     Investment transactions                                                     --        493,907      (2,805,241)        204,824
     Futures contracts                                                           --       (910,347)       (437,019)       (455,007)
     Foreign currency and forward foreign currency contracts                     --             --         (21,842)             --
Change in unrealized appreciation (depreciation) on:
     Investments                                                                 --         26,146      (9,145,454)       (677,510)
     Futures contracts                                                           --       (302,121)          6,632          99,837
     Translation of foreign currency and forward foreign currency
     contracts                                                                   --             --            (943)             --
                                                                       ------------   ------------    ------------    ------------
     Net loss on investments, futures, foreign currency and forward
     foreign currency contracts                                                  --       (692,415)    (12,403,867)       (827,856)
                                                                       ------------   ------------    ------------    ------------

Net increase (decrease) in net assets resulting from operations        $ 41,278,170   $     82,669    $(11,811,368)   $   (458,347)
                                                                       ============   ============    ============    ============



    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2001
--------------------------------------------------------------------------------


                                                                   TOTAL STOCK           500
                                                                   MARKET INDEX         INDEX
                                                                      TRUST             TRUST
                                                                  --------------    --------------

Investment Income:
     Interest                                                     $      166,873    $      660,129
     Dividends                                                           800,695         9,286,483
     Less: Foreign taxes withheld                                           (170)          (40,325)
                                                                  --------------    --------------
     Total income                                                        967,398         9,906,287
                                                                  --------------    --------------

Expenses:
     Investment adviser fee (Note 4)                                     335,107         3,685,814
     Custodian fee                                                        18,000            69,841
     Fund administration fees (Note 4)                                     6,475            74,245
     Printing and postage fees                                             6,959            76,513
     Audit and legal fees                                                  4,417            53,453
     Registration and filing fees                                          1,800            21,596
     Trustees fees and expenses (Note 5)                                   1,059            12,902
     Miscellaneous                                                           987            10,056
                                                                  --------------    --------------
     Total expenses                                                      374,804         4,004,420
                                                                  --------------    --------------
Net investment income                                                    592,594         5,901,867
                                                                  --------------    --------------

Realized and unrealized gain (loss) on investments, futures, foreign currency and forward foreign currency contracts:
Net realized gain (loss) on:
     Investment transactions                                              74,977        (6,154,436)
     Futures contracts                                                  (641,501)       (3,005,324)
     Foreign currency and forward foreign currency contracts                   5                --
Change in unrealized appreciation (depreciation) on:
     Investments                                                      (7,613,386)      (88,649,161)
     Futures contracts                                                    90,732           884,058
                                                                  --------------    --------------
     Net loss on investments, futures, foreign currency and
     forward foreign currency contracts                               (8,089,173)      (96,924,863)
                                                                  --------------    --------------

Net decrease in net assets resulting from operations              $   (7,496,579)   $  (91,022,996)
                                                                  ==============    ==============



    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    SMALL-MID        SMALL-MID     INTERNATIONAL       SELECT
                                                                   CAP GROWTH           CAP        EQUITY SELECT       GROWTH
                                                                      TRUST            TRUST           TRUST            TRUST
                                                                 -------------    -------------    -------------    -------------
                                                                   7/16/2001*       7/16/2001*       7/16/2001*       7/16/2001*
                                                                      TO               TO               TO               TO
                                                                  12/31/2001       12/31/2001       12/31/2001        12/31/2001
                                                                 -------------    -------------    -------------    -------------

Increase in net assets:
Operations:
Net investment income (loss)                                     $      (3,480)   $         144    $         833    $          89
Net realized loss on:
     Investment transactions                                          (588,201)         (70,156)         (15,600)        (159,621)
     Foreign currency and forward foreign currency contracts                --               --          (24,217)              --
Change in unrealized appreciation (depreciation) on:
     Investments                                                       263,155          (61,085)         (75,453)          13,996
     Foreign currency and forward foreign currency contracts                --               --                8               --
                                                                 -------------    -------------    -------------    -------------
Net decrease in net assets resulting from operations                  (328,526)        (131,097)        (114,429)        (145,536)
Distribution to shareholders from:
     Net investment income                                                  --             (140)              --               --
                                                                 -------------    -------------    -------------    -------------
     Total distributions                                                    --             (140)              --               --
Capital Shares Transactions **:
     Net proceeds from sales of shares                               3,006,754        3,021,226        3,011,499        3,028,752
     Reinvestment of distributions                                          --              140               --               --
     Cost of shares redeemed                                                --             (267)             (70)            (242)
                                                                 -------------    -------------    -------------    -------------
Increase in net assets from capital share transactions               3,006,754        3,021,099        3,011,429        3,028,510
                                                                 -------------    -------------    -------------    -------------
Increase in net assets                                               2,678,228        2,889,862        2,897,000        2,882,974
Net assets at beginning of period                                           --               --               --               --
                                                                 -------------    -------------    -------------    -------------
Net assets at end of period                                      $   2,678,228    $   2,889,862    $   2,897,000    $   2,882,974
                                                                 =============    =============    =============    =============

**  Capital Shares Issued and Redeemed:
     Shares sold                                                       240,612          241,929          240,975          242,620
     Reinvestment of distributions                                          --               12               --               --
     Shares redeemed                                                        --              (24)              (6)             (21)
                                                                 -------------    -------------    -------------    -------------
    Net increase                                                       240,612          241,917          240,969          242,599
                                                                 =============    =============    =============    =============

* Commencement of operations


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                                        GLOBAL                   REAL ESTATE
                                                                     EQUITY SELECT                SECURITIES
                                                                         TRUST                      TRUST
                                                                    --------------    --------------------------------
                                                                       7/16/2001*          YEAR               YEAR
                                                                          TO               ENDED             ENDED
                                                                      12/31/2001        12/31/2001        12/31/2000
                                                                    --------------    --------------    --------------

Increase (decrease) in net assets:
Operations:
Net investment income                                               $        5,215    $   10,979,206    $   10,417,633
Net realized gain (loss) on:
     Investment transactions                                                    --        18,144,221        (2,253,978)
     Foreign currency and forward foreign currency contracts               (16,537)               --                --
Change in unrealized appreciation (depreciation) on:
     Investments                                                           (59,835)      (22,629,568)       42,437,156
     Foreign currency and forward foreign currency contracts                     6                --                --
                                                                    --------------    --------------    --------------
Net increase (decrease) in net assets resulting from operations            (71,151)        6,493,859        50,600,811
Distribution to shareholders from:
     Net investment income                                                      --        (8,304,834)       (7,799,525)
     Net realized short term gains on investments and foreign
     currency transactions                                                      --                --                --
                                                                    --------------    --------------    --------------
     Total distributions                                                        --        (8,304,834)       (7,799,525)
Capital Shares Transactions **:
     Net proceeds from sales of shares                                   3,011,989       118,301,794        57,725,738
     Reinvestment of distributions                                              --         8,304,834         7,799,525
     Cost of shares redeemed                                                  (342)     (161,517,778)      (47,441,193)
                                                                    --------------    --------------    --------------
Increase (decrease) in net assets from capital share
transactions                                                             3,011,647       (34,911,150)       18,084,070
                                                                    --------------    --------------    --------------
Increase (decrease) in net assets                                        2,940,496       (36,722,125)       60,885,356
Net assets at beginning of period                                               --       257,641,379       196,756,023
                                                                    --------------    --------------    --------------
Net assets at end of period                                         $    2,940,496    $  220,919,254    $  257,641,379
                                                                    ==============    ==============    ==============

**  Capital Shares Issued and Redeemed:
     Shares sold                                                           241,102         7,745,194         4,144,815
     Reinvestment of distributions                                              --           577,125           611,248
     Shares redeemed                                                           (29)      (10,633,885)       (3,473,015)
                                                                    --------------    --------------    --------------
    Net increase (decrease)                                                241,073        (2,311,566)        1,283,048
                                                                    ==============    ==============    ==============


                                                                          CORE             HIGH
                                                                          VALUE          GRADE BOND
                                                                          TRUST            TRUST
                                                                     --------------    --------------
                                                                        7/16/2001*       7/16/2001*
                                                                           TO               TO
                                                                       12/31/2001        12/31/2001
                                                                     --------------    --------------

Increase (decrease) in net assets:
Operations:
Net investment income                                                $        7,612    $       64,298
Net realized gain (loss) on:
     Investment transactions                                               (126,748)           27,025
     Foreign currency and forward foreign currency contracts                     --                --
Change in unrealized appreciation (depreciation) on:
     Investments                                                            (21,555)            3,479
     Foreign currency and forward foreign currency contracts                     --                --
                                                                     --------------    --------------
Net increase (decrease) in net assets resulting from operations            (140,691)           94,802
Distribution to shareholders from:
     Net investment income                                                   (7,185)          (65,358)
     Net realized short term gains on investments and foreign
     currency transactions                                                       --           (40,211)
                                                                     --------------    --------------
     Total distributions                                                     (7,185)         (105,569)
Capital Shares Transactions ** :
     Net proceeds from sales of shares                                    3,047,135         3,162,162
     Reinvestment of distributions                                            7,185           105,569
     Cost of shares redeemed                                                   (565)           (3,150)
                                                                     --------------    --------------
Increase (decrease) in net assets from capital share
transactions                                                              3,053,755         3,264,581
                                                                     --------------    --------------
Increase (decrease) in net assets                                         2,905,879         3,253,814
Net assets at beginning of period                                                --                --
                                                                     --------------    --------------
Net assets at end of period                                          $    2,905,879    $    3,253,814
                                                                     ==============    ==============

**  Capital Shares Issued and Redeemed:
     Shares sold                                                            244,212           252,537
     Reinvestment of distributions                                              602             8,507
     Shares redeemed                                                            (49)             (241)
                                                                     --------------    --------------
    Net increase (decrease)                                                 244,765           260,803
                                                                     ==============    ==============


* Commencement of operations


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                                       MONEY                               SMALL CAP
                                                                      MARKET                                 INDEX
                                                                       TRUST                                 TRUST
                                                         ----------------------------------    ----------------------------------
                                                               YEAR               YEAR               YEAR            5/1/2000*
                                                               ENDED             ENDED               ENDED              TO
                                                            12/31/2001         12/31/2000         12/31/2001        12/31/2000
                                                         ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets:
Operations:
Net investment income                                    $    41,278,170    $    51,882,754    $       775,084    $     1,220,277
Net realized gain (loss) on:
     Investment transactions                                          --            (13,223)           493,907              2,048
     Futures contracts                                                --                 --           (910,347)        (5,181,012)
     Foreign currency and forward foreign currency
contracts                                                             --                 --                 --                 --
Change in unrealized appreciation (depreciation) on:
     Investments                                                      --                 --             26,146          1,373,234
     Futures contracts                                                --                 --           (302,121)           401,717
     Foreign currency and forward foreign currency
contracts                                                             --                 --                 --                 --
                                                         ---------------    ---------------    ---------------    ---------------
Net increase (decrease) in net assets resulting from
operations                                                    41,278,170         51,869,531             82,669         (2,183,736)
Distribution to shareholders from:
     Net investment income                                   (41,278,170)       (51,869,531)          (769,668)        (1,217,237)
                                                         ---------------    ---------------    ---------------    ---------------
     Total distributions                                     (41,278,170)       (51,869,531)          (769,668)        (1,217,237)
Capital Shares Transactions ** :
     Net proceeds from sales of shares                     3,125,325,639      3,683,958,507         45,030,260         42,427,882
     Reinvestment of distributions                            41,278,170         51,869,531            769,668          1,217,237
     Cost of shares redeemed                              (2,632,065,627)    (3,870,531,211)       (29,657,937)        (5,419,318)
                                                         ---------------    ---------------    ---------------    ---------------
Increase (decrease) in net assets from capital share
transactions                                                 534,538,182       (134,703,173)        16,141,991         38,225,801
                                                         ---------------    ---------------    ---------------    ---------------
Increase (decrease) in net assets                            534,538,182       (134,703,173)        15,454,992         34,824,828
Net assets at beginning of period                            950,155,373      1,084,858,546         34,824,828                 --
                                                         ---------------    ---------------    ---------------    ---------------
Net assets at end of period                              $ 1,484,693,555    $   950,155,373    $    50,279,820    $    34,824,828
                                                         ===============    ===============    ===============    ===============

**  Capital Shares Issued and Redeemed:
     Shares sold                                             312,532,569        368,395,851          4,045,272          3,447,194
     Reinvestment of distributions                             4,127,817          5,186,953             67,634            108,392
     Shares redeemed                                        (263,206,563)      (387,053,136)        (2,737,123)          (472,057)
                                                         ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                   53,453,823        (13,470,332)         1,375,783          3,083,529
                                                         ===============    ===============    ===============    ===============


                                                                     INTERNATIONAL
                                                                         INDEX
                                                                         TRUST
                                                          ----------------------------------
                                                                 YEAR          5/1/2000 *
                                                                ENDED               TO
                                                             12/31/2001        12/31/2000
                                                          ---------------    ---------------

Increase (decrease) in net assets:
Operations:
Net investment income                                     $       592,499    $       365,152
Net realized gain (loss) on:
     Investment transactions                                   (2,805,241)           (35,131)
     Futures contracts                                           (437,019)          (380,764)
     Foreign currency and forward foreign currency
contracts                                                         (21,842)           300,678
Change in unrealized appreciation (depreciation) on:
     Investments                                               (9,145,454)        (5,168,699)
     Futures contracts                                              6,632             10,961
     Foreign currency and forward foreign currency
contracts                                                            (943)             1,354
                                                          ---------------    ---------------
Net increase (decrease) in net assets resulting from
operations                                                    (11,811,368)        (4,906,449)
Distribution to shareholders from:
     Net investment income                                       (577,137)          (681,523)
                                                          ---------------    ---------------
     Total distributions                                         (577,137)          (681,523)
Capital Shares Transactions ** :
     Net proceeds from sales of shares                         40,238,571         57,557,032
     Reinvestment of distributions                                577,137            681,523
     Cost of shares redeemed                                  (27,934,014)        (3,470,970)
                                                          ---------------    ---------------
Increase (decrease) in net assets from capital share
transactions                                                   12,881,694         54,767,585
                                                          ---------------    ---------------
Increase (decrease) in net assets                                 493,189         49,179,613
Net assets at beginning of period                              49,179,613                 --
                                                          ---------------    ---------------
Net assets at end of period                               $    49,672,802    $    49,179,613
                                                          ===============    ===============

**  Capital Shares Issued and Redeemed:
     Shares sold                                                4,201,000          4,670,187
     Reinvestment of distributions                                 68,401             62,069
     Shares redeemed                                           (2,868,355)          (305,735)
                                                          ---------------    ---------------
    Net increase (decrease)                                     1,401,046          4,426,521
                                                          ===============    ===============

* Commencement of operations



    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                                          MID CAP                          TOTAL STOCK
                                                                           INDEX                          MARKET INDEX
                                                                           TRUST                             TRUST
                                                             --------------------------------  --------------------------------
                                                                  YEAR            5/1/2000*         YEAR            5/1/2000*
                                                                 ENDED               TO            ENDED               TO
                                                               12/31/2001        12/31/2000      12/31/2001        12/31/2000
                                                             --------------    --------------  --------------    --------------

Increase in net assets:
Operations:
Net investment income                                        $      369,509    $      182,720  $      592,594    $      315,135
Net realized gain (loss) on:
     Investment transactions                                        204,824           376,248          74,977           250,861
     Futures contracts                                             (455,007)          (58,053)       (641,501)          (55,787)
     Foreign currency and forward foreign currency
          contracts                                                      --                --               5                 3
Change in unrealized appreciation (depreciation) on:
     Investments                                                   (677,510)          459,572      (7,613,386)       (6,209,206)
     Futures contracts                                               99,837           (58,327)         90,732           (64,426)
                                                             --------------    --------------  --------------    --------------
Net increase (decrease) in net assets resulting from
     operations                                              $     (458,347)   $      902,160  $   (7,496,579)   $   (5,763,420)
Distribution to shareholders from:
     Net investment income                                         (367,723)         (179,453)       (589,908)         (313,523)
     Net realized short term gains on investments,
     futures, and foreign currency transactions                          --          (338,597)             --          (128,223)
     Net realized long term gains on investments,
     futures, and foreign currency transactions                          --          (102,735)             --           (83,800)
                                                             --------------    --------------  --------------    --------------
     Total distributions                                           (367,723)         (620,785)       (589,908)         (525,546)
Capital Shares Transactions** :
     Net proceeds from sales of shares                           54,332,656        45,165,651      36,252,217        63,690,255
     Reinvestment of distributions                                  367,723           620,785         589,908           525,546
     Cost of shares redeemed                                    (27,684,432)      (14,060,372)    (11,488,949)       (1,536,343)
                                                             --------------    --------------  --------------    --------------
Increase in net assets from capital share transactions           27,015,947        31,726,064      25,353,176        62,679,458
                                                             --------------    --------------  --------------    --------------
Increase in net assets                                           26,189,877        32,007,439      17,266,689        56,390,492
Net assets at beginning of period                                32,007,439                --      56,390,492                --
                                                             --------------    --------------  --------------    --------------
Net assets at end of period                                  $   58,197,316    $   32,007,439  $   73,657,181    $   56,390,492
                                                             ==============    ==============  ==============    ==============

**  Capital Shares Issued and Redeemed:
     Shares sold                                                  4,291,835         3,476,147       3,582,140         5,140,403
     Reinvestment of distributions                                   28,595            47,388          59,889            46,966
     Shares redeemed                                             (2,221,812)       (1,082,246)     (1,176,519)         (125,798)
                                                             --------------    --------------  --------------    --------------
    Net increase                                                  2,098,618         2,441,289       2,465,510         5,061,571
                                                             ==============    ==============  ==============    ==============


                                                                              500
                                                                             INDEX
                                                                             TRUST
                                                               --------------------------------
                                                                     YEAR           5/1/2000*
                                                                    ENDED             TO
                                                                 12/31/2001        12/31/2000
                                                               --------------    --------------

Increase in net assets:
Operations:
Net investment income                                          $    5,901,867    $    1,456,522
Net realized gain (loss) on:
     Investment transactions                                       (6,154,436)         (320,804)
     Futures contracts                                             (3,005,324)       (1,672,003)
     Foreign currency and forward foreign currency
         contracts                                                         --                --
Change in unrealized appreciation (depreciation) on:
     Investments                                                  (88,649,161)      (30,635,133)
     Futures contracts                                                884,058          (839,630)
                                                               --------------    --------------
Net increase (decrease) in net assets resulting from
     operations                                                $  (91,022,996)   $  (32,011,048)
Distribution to shareholders from:
     Net investment income                                         (5,897,069)       (1,438,881)
     Net realized short term gains on investments,
     futures, and foreign currency transactions                            --                --
     Net realized long term gains on investments,
     futures, and foreign currency transactions                            --                --
                                                               --------------    --------------
     Total distributions                                           (5,897,069)       (1,438,881)
Capital Shares Transactions** :
     Net proceeds from sales of shares                            205,673,315       744,043,738
     Reinvestment of distributions                                  5,897,069         1,438,881
     Cost of shares redeemed                                      (22,355,290)      (31,768,357)
                                                               --------------    --------------
Increase in net assets from capital share transactions            189,215,094       713,714,262
                                                               --------------    --------------
Increase in net assets                                             92,295,029       680,264,333
Net assets at beginning of period                                 680,264,333                --
                                                               --------------    --------------
Net assets at end of period                                    $  772,559,362    $  680,264,333
                                                               ==============    ==============

**  Capital Shares Issued and Redeemed:
     Shares sold                                                   20,121,337        62,777,763
     Reinvestment of distributions                                    596,848           126,774
     Shares redeemed                                               (2,242,689)       (2,596,931)
                                                               --------------    --------------
    Net increase                                                   18,475,496        60,307,606
                                                               ==============    ==============


* Commencement of operations


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------


                                                                 SMALL-MID CAP GROWTH
                                                                         TRUST
                                                                 --------------------
                                                                      07/16/2001*
                                                                          TO
                                                                      12/31/2001**
                                                                 --------------------

NET ASSET VALUE, BEGINNING OF PERIOD                                 $      12.50
Income from investment operations:
         Net investment loss                                                (0.01)
         Net realized and unrealized loss on investments and
         foreign currency transactions                                      (1.36)
                                                                     ------------
         Total from investment operations                                   (1.37)
                                                                     ------------
NET ASSET VALUE, END OF PERIOD                                       $      11.13
                                                                     ============
         Total return(B)                                                   (10.96%)+
Net assets, end of period (000's)                                    $      2,678
Ratio of expenses to average net assets                                      3.18%(A)
Ratio of expenses to average net assets after expense reductions             1.10%(A)
Ratio of net investment loss to average net assets                          (0.29%)(A)
Portfolio turnover rate                                                       194%(A)

--------------------------------------------------------------------------------

                                                                    SMALL-MID CAP
                                                                        TRUST
                                                                    -------------
                                                                     07/16/2001*
                                                                         TO
                                                                     12/31/2001**
                                                                    -------------

NET ASSET VALUE, BEGINNING OF PERIOD                                 $      12.50
Income from investment operations:
         Net investment income                                                 -#
         Net realized and unrealized loss on investments and
         foreign currency transactions                                      (0.55)
                                                                     ------------
         Total from investment operations                                   (0.55)
                                                                     ------------
Less distributions:
         Dividends from net investment income                                  -#
                                                                     ------------
         Total distributions                                                   --
                                                                     ------------
NET ASSET VALUE, END OF PERIOD                                       $      11.95
                                                                     ============
         Total return(B)                                                    (4.40%)+
Net assets, end of period (000's)                                    $      2,890
Ratio of expenses to average net assets                                      3.09%(A)
Ratio of expenses to average net assets after expense reductions             1.20%(A)
Ratio of net investment income to average net assets                         0.01%(A)
Portfolio turnover rate                                                        33%(A)

**  Net investment income has been calculated using the average shares method.

*   Commencement of operations

#   Amount is less than $.01 per share.

+   Not Annualized

(A) Annualized

(B) The total return for the period ended December 31, 2001 would have been lower, had operating expenses not been reduced.



    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------


                                                                INTERNATIONAL EQUITY SELECT
                                                                           TRUST
                                                                ---------------------------
                                                                        07/16/2001*
                                                                             TO
                                                                        12/31/2001**
                                                                       ------------

NET ASSET VALUE, BEGINNING OF PERIOD                                   $      12.50
Income from investment operations:
         Net investment income                                                   -#
         Net realized and unrealized loss on investments and
         foreign currency transactions                                        (0.48)
                                                                       ------------
         Total from investment operations                                     (0.48)
                                                                       ------------
NET ASSET VALUE, END OF PERIOD                                         $      12.02
                                                                       ============
         Total return(B)                                                      (3.84%)+
Net assets, end of period (000's)                                      $      2,897
Ratio of expenses to average net assets                                        3.27%(A)
Ratio of expenses to average net assets after expense reductions               1.20%(A)
Ratio of net investment income to average net assets                           0.06%(A)
Portfolio turnover rate                                                           7%(A)

--------------------------------------------------------------------------------

                                                                      SELECT GROWTH
                                                                          TRUST
                                                                      -------------
                                                                        07/16/2001*
                                                                            TO
                                                                        12/31/2001**
                                                                       ------------

NET ASSET VALUE, BEGINNING OF PERIOD                                   $      12.50
Income from investment operations:
         Net investment income                                                   -#
         Net realized and unrealized loss on investments and
         foreign currency transactions                                        (0.62)
                                                                       ------------
         Total from investment operations                                     (0.62)
                                                                       ------------
NET ASSET VALUE, END OF PERIOD                                         $      11.88
                                                                       ============
         Total return (B)                                                     (4.96%)+
Net assets, end of period (000's)                                      $      2,883
Ratio of expenses to average net assets                                        3.05%(A)
Ratio of expenses to average net assets after expense reductions               1.05%(A)
Ratio of net investment income to average net assets                           0.01%(A)
Portfolio turnover rate                                                          54%(A)


**   Net investment income has been calculated using the average shares method.

*   Commencement of operations

#   Amount is less than $.01 per share.

+   Not Annualized

(A) Annualized

(B) The total return for the period ended December 31, 2001 would have been lower, had operating expenses not been reduced.



    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------


                                                                    GLOBAL EQUITY SELECT
                                                                            TRUST
                                                                    --------------------
                                                                         07/16/2001*
                                                                              TO
                                                                         12/31/2001**
                                                                    --------------------

NET ASSET VALUE, BEGINNING OF PERIOD                                    $      12.50
Income from investment operations:
         Net investment income                                                  0.02
         Net realized and unrealized loss on investments and
         foreign currency transactions                                         (0.32)
                                                                        ------------
         Total from investment operations                                      (0.30)
                                                                        ------------
NET ASSET VALUE, END OF PERIOD                                          $      12.20
                                                                        ============
         Total return(B)                                                       (2.40%)+
Net assets, end of period (000's)                                       $      2,940
Ratio of expenses to average net assets                                         3.19%(A)
Ratio of expenses to average net assets after expense reductions                1.20%(A)
Ratio of net investment income to average net assets                            0.39%(A)
Portfolio turnover rate                                                            0%(A)


--------------------------------------------------------------------------------


                                                                                 REAL ESTATE SECURITIES TRUST
                                                        ---------------------------------------------------------------------------
                                                                                    YEARS ENDED DECEMBER 31,
                                                        ---------------------------------------------------------------------------
                                                            2001**          2000**            1999            1998           1997
                                                        ------------   ------------    ------------     ------------   ------------

Net asset value, beginning of period                    $      15.57   $      12.89    $      14.76     $      20.07   $      16.95
Income from investment operations:

         Net investment income                                  0.75           0.67            0.78             0.78           0.80
         Net realized and unrealized gain (loss) on
         investments and foreign currency transactions         (0.30)          2.53           (1.94)           (3.72)          2.32
                                                        ------------   ------------    ------------     ------------   ------------
         Total from investment operations                       0.45           3.20           (1.16)           (2.94)          3.12
                                                        ------------   ------------    ------------     ------------   ------------
Less distributions:
         Dividends from net investment income                  (0.50)         (0.52)          (0.71)           (0.53)            --
         Distributions from capital gains                         --             --              --            (1.84)            --
                                                        ------------   ------------    ------------     ------------   ------------
         Total distributions                                   (0.50)         (0.52)          (0.71)           (2.37)            --
                                                        ------------   ------------    ------------     ------------   ------------
NET ASSET VALUE, END OF PERIOD                          $      15.52   $      15.57    $      12.89     $      14.76   $      20.07
                                                        ============   ============    ============     ============   ============
         Total return(C)                                        3.15%         25.71%          (8.00%)         (16.44%)        18.41%
Net assets, end of period (000's)                       $    220,919   $    257,641    $    196,756     $    161,832   $    161,759
Ratio of expenses to average net assets                         0.83%          0.76%           0.77%            0.76%          0.77%
Ratio of expenses to average net assets after expense
         reductions                                             0.83%          0.76%           0.77%            0.76%          0.50%
Ratio of net investment income to average net assets            4.96%          4.89%           5.88%            5.57%          5.42%
Portfolio turnover rate                                          116%           147%            201%             122%           148%

**   Net investment income has been calculated using the average shares method.

*   Commencement of operations

+   Not Annualized

(A) Annualized

(B) The total return for the period ended December 31, 2001 would have been lower, had operating expenses not been reduced.

(C) The total return for the year ended December 31, 1997 would have been lower, had operating expenses not been reduced.



    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                                         CORE VALUE
                                                                            TRUST
                                                                        ------------
                                                                         07/16/2001*
                                                                             TO
                                                                         12/31/2001**
                                                                        ------------

NET ASSET VALUE, BEGINNING OF PERIOD                                    $      12.50
Income from investment operations:
         Net investment income                                                  0.03
         Net realized and unrealized loss on investments
         and foreign currency transactions                                     (0.63)
                                                                        ------------
         Total from investment operations                                      (0.60)
                                                                        ------------
Less distributions:
         Dividends from net investment income                                  (0.03)
                                                                        ------------
         Total distributions                                                   (0.03)
                                                                        ------------
NET ASSET VALUE, END OF PERIOD                                          $      11.87
                                                                        ============
         Total return(B)                                                       (4.81%)+
Net assets, end of period (000's)                                       $      2,906
Ratio of expenses to average net assets                                         3.10%(A)
Ratio of expenses to average net assets after expense reductions                1.10%(A)
Ratio of net investment income to average net assets                            0.58%(A)
Portfolio turnover rate                                                           35%(A)

--------------------------------------------------------------------------------


                                                                       HIGH GRADE BOND
                                                                            TRUST
                                                                       ---------------
                                                                          07/16/2001*
                                                                               TO
                                                                          12/31/2001**
                                                                       ---------------

NET ASSET VALUE, BEGINNING OF PERIOD                                     $      12.50
Income from investment operations:
         Net investment income                                                   0.26
         Net realized and unrealized gain on investments
         and foreign currency transactions                                       0.14
                                                                         ------------
         Total from investment operations                                        0.40
                                                                         ------------
Less distributions:
         Dividends from net investment income                                   (0.26)
         Distributions from capital gains                                       (0.16)
                                                                         ------------
         Total distributions                                                    (0.42)
                                                                         ------------
NET ASSET VALUE, END OF PERIOD                                           $      12.48
                                                                         ============
         Total return(B)                                                      3.21% +
Net assets, end of period (000's)                                        $      3,254
Ratio of expenses to average net assets                                          2.72%(A)
Ratio of expenses to average net assets after expense reductions                 0.85%(A)
Ratio of net investment income to average net assets                             4.44%(A)
Portfolio turnover rate                                                           353%(A)

**   Net investment income has been calculated using the average shares method.

*   Commencement of operations

+   Not Annualized

(A) Annualized

(B) The total return for the period ended December 31, 2001 would have been lower, had operating expenses not been reduced.

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------


                                                                                      MONEY MARKET TRUST
                                                          -----------------------------------------------------------------------
                                                                                   YEARS ENDED DECEMBER 31,
                                                          -----------------------------------------------------------------------
                                                             2001**           2000**          1999           1998            1997
                                                          -----------     ----------     ----------     ----------     ----------

Net  asset value, beginning of period                     $     10.00     $    10.00     $    10.00     $    10.00     $    10.00
Income from investment operations:
         Net investment income                                   0.34           0.57           0.45           0.50           0.50
                                                          -----------     ----------     ----------     ----------     ----------
         Total from investment operations                        0.34           0.57           0.45           0.50           0.50
                                                          -----------     ----------     ----------     ----------     ----------
Less distributions:
         Dividends from net investment income                   (0.34)         (0.57)         (0.45)         (0.50)         (0.50)
                                                          -----------     ----------     ----------     ----------     ----------
         Total distributions                                    (0.34)         (0.57)         (0.45)         (0.50)         (0.50)
                                                          -----------     ----------     ----------     ----------     ----------
NET ASSET VALUE, END OF PERIOD                            $     10.00     $    10.00     $    10.00     $    10.00     $    10.00
                                                          ===========     ==========     ==========     ==========     ==========
         Total return                                            3.59%          5.88%          4.60%          5.03%          5.15%
Net assets, end of period (000's)                         $ 1,484,694     $  950,155     $1,084,859     $  609,837     $  439,714
Ratio of expenses to average net assets                          0.55%          0.54%          0.55%          0.55%          0.54%
Ratio of net investment income to average net assets             3.38%          5.71%          4.54%          4.94%          5.03%

--------------------------------------------------------------------------------

                                                                             SMALL CAP INDEX TRUST
                                                                       ---------------------------------
                                                                           YEAR ENDED       5/1/2000*
                                                                          DECEMBER 31,         TO
                                                                             2001**         12/31/2000**
                                                                       --------------     --------------

NET  ASSET VALUE, BEGINNING OF PERIOD                                  $        11.29     $        12.50
Income from investment operations:
         Net investment income                                                   0.20               0.46
         Net realized and unrealized loss on investments and
         foreign currency transactions                                          (0.03)             (1.26)
                                                                       --------------     --------------
         Total from investment operations                                        0.17              (0.80)
                                                                       --------------     --------------
Less distributions:
         Dividends from net investment income                                   (0.18)             (0.41)
                                                                       --------------     --------------
         Total distributions                                                    (0.18)             (0.41)
                                                                       --------------     --------------
NET ASSET VALUE, END OF PERIOD                                         $        11.28     $        11.29
                                                                       ==============     ==============
          TOTAL RETURN(B)                                                        1.50%             (6.38%)+
Net assets, end of period (000's)                                      $       50,280     $       34,825
Ratio of expenses to average net assets                                          0.60%              0.65%(A)
Ratio of expenses to average net assets after expense reductions                 0.60%              0.60%(A)
Ratio of net investment income to average net assets                             1.87%              5.63%(A)
Portfolio turnover rate                                                            32%                 1%(A)

**   Net investment income has been calculated using the average shares method.

*   Commencement of operations

+   Not Annualized

(A) Annualized

(B) The total return for the year ended December 31, 2001 and the period ended December 31, 2000 would have been lower, had operating expenses not been reduced.


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------


                                                                            INTERNATIONAL INDEX TRUST
                                                                        ---------------------------------
                                                                           YEAR ENDED         5/1/2000*
                                                                           DECEMBER 31,         TO
                                                                              2001**          12/31/2000**
                                                                        --------------     --------------

NET ASSET VALUE, BEGINNING OF PERIOD                                    $        11.11     $        12.50
Income from investment operations:
         Net investment income                                                    0.12               0.09
         Net realized and unrealized loss on investments and
         foreign currency transactions                                           (2.61)             (1.32)
                                                                        --------------     --------------
         Total from investment operations                                        (2.49)             (1.23)
                                                                        --------------     --------------
Less distributions:
         Dividends from net investment income                                    (0.10)             (0.16)
                                                                        --------------     --------------
         Total distributions                                                     (0.10)             (0.16)
                                                                        --------------     --------------
NET ASSET VALUE, END OF PERIOD                                          $         8.52     $        11.11
                                                                        ==============     ==============
          TOTAL RETURN(B)                                                       (22.41%)            (9.84%)+
Net assets, end of period (000's)                                       $       49,673     $       49,180
Ratio of expenses to average net assets                                           0.62%              0.65%(A)
Ratio of expenses to average net assets after expense reductions                  0.60%              0.60%(A)
Ratio of net investment income to average net assets                              1.25%              1.17%(A)
Portfolio turnover rate                                                             12%                 8%(A)

--------------------------------------------------------------------------------


                                                                                MID CAP INDEX TRUST
                                                                         ---------------------------------
                                                                            YEAR ENDED        5/1/2000*
                                                                           DECEMBER 31,           TO
                                                                              2001**           12/31/2000**
                                                                         --------------     --------------

NET ASSET VALUE, BEGINNING OF PERIOD                                     $        13.11     $        12.50
Income from investment operations:
         Net investment income                                                     0.11               0.10
         Net realized and unrealized gain (loss) on investments and
         foreign currency transactions                                            (0.32)              0.77
                                                                         --------------     --------------
         Total from investment operations                                         (0.21)              0.87
                                                                         --------------     --------------
Less distributions:
         Dividends from net investment income                                     (0.08)             (0.08)
         Distributions from capital gains                                            --              (0.18)
                                                                         --------------     --------------
         Total distributions                                                      (0.08)             (0.26)
                                                                         --------------     --------------
NET ASSET VALUE, END OF PERIOD                                           $        12.82     $        13.11
                                                                         ==============     ==============
          Total return(B)                                                         (1.73%)          7.15% +
Net assets, end of period (000's)                                        $       58,197     $       32,007
Ratio of expenses to average net assets                                            0.60%              0.69%(A)
Ratio of expenses to average net assets after expense reductions                   0.60%              0.60%(A)
Ratio of net investment income to average net assets                               0.85%              1.17%(A)
Portfolio turnover rate                                                              19%                49%(A)

**  Net investment income has been calculated using the average shares method.

*   Commencement of operations

+   Not Annualized

(A) Annualized

(B) The total return for the year ended December 31, 2001 and the period ended December 31, 2000 would have been lower, had operating expenses not been reduced.



    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------


                                                                                TOTAL STOCK MARKET
                                                                                   INDEX TRUST
                                                                        ---------------------------------
                                                                          YEAR ENDED          5/1/2000*
                                                                         DECEMBER 31,            TO
                                                                             2001**           12/31/2000**
                                                                        --------------     --------------

NET  ASSET VALUE, BEGINNING OF PERIOD                                   $        11.14     $        12.50
Income from investment operations:
         Net investment income                                                    0.09               0.08
         Net realized and unrealized loss on investments and
         foreign currency transactions                                           (1.36)             (1.33)
                                                                        --------------     --------------
         Total from investment operations                                        (1.27)             (1.25)
                                                                        --------------     --------------
Less distributions:
         Dividends from net investment income                                    (0.08)             (0.06)
         Distributions from capital gains                                           --              (0.05)
                                                                        --------------     --------------
         Total distributions                                                     (0.08)             (0.11)
                                                                        --------------     --------------
NET ASSET VALUE, END OF PERIOD                                          $         9.79     $        11.14
                                                                        ==============     ==============
          TOTAL RETURN(B)                                                       (11.41%)           (10.04%)+
Net assets, end of period (000's)                                       $       73,657     $       56,390
Ratio of expenses to average net assets                                           0.59%              0.62%(A)
Ratio of expenses to average net assets after expense reductions                  0.59%              0.60%(A)
Ratio of net investment income to average net assets                              0.93%              0.93%(A)
Portfolio turnover rate                                                              5%                16%(A)


--------------------------------------------------------------------------------


                                                                             500 INDEX TRUST
                                                                    ---------------------------------
                                                                      YEAR ENDED          5/1/2000*
                                                                     DECEMBER 31,             TO
                                                                        2001**            12/31/2000**
                                                                    --------------     --------------

NET ASSET VALUE, BEGINNING OF PERIOD                                $        11.28     $        12.50
Income from investment operations:
         Net investment income                                                0.09               0.09
         Net realized and unrealized loss on investments and
         foreign currency transactions                                       (1.48)             (1.29)
                                                                    --------------     --------------
         Total from investment operations                                    (1.39)             (1.20)
                                                                    --------------     --------------
Less distributions:
         Dividends from net investment income                                (0.08)             (0.02)
                                                                    --------------     --------------
         Total distributions                                                 (0.08)             (0.02)
                                                                    --------------     --------------
NET ASSET VALUE, END OF PERIOD                                      $         9.81     $        11.28
                                                                    ==============     ==============
          TOTAL RETURN                                                      (12.37%)            (9.57%)+
Net assets, end of period (000's)                                   $      772,559     $      680,264
Ratio of expenses to average net assets                                       0.57%              0.55%(A)
Ratio of net investment income to average net assets                          0.84%              1.08%(A)
Portfolio turnover rate                                                          1%                 6%(A)

**   Net investment income has been calculated using the average shares method.

*   Commencement of operations

+   Not Annualized

(A) Annualized

(B) The total return for the period ended December 31, 2000 would have been lower had operating expenses not been reduced.



    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

SMALL-MID CAP GROWTH TRUST

                                                    SHARES     VALUE
                                                    ------     -----
COMMON STOCK - 73.94%
AEROSPACE - 1.71%
Alliant Techsystems, Inc.*                             750   $   57,900
                                                             ----------

APPAREL & TEXTILES - 1.62%
Mohawk Industries, Inc.*(a)                          1,000       54,880
                                                             ----------

AUTO PARTS - 5.23%
AutoZone, Inc.*                                      1,300       93,340
Copart, Inc.*                                        2,300       83,651
                                                             ----------
                                                                176,991
BUSINESS SERVICES - 7.45%
Affiliated Computer Services, Inc., Class A*           800       84,904
H & R Block, Inc.                                    2,500      111,750
ITT Industries, Inc.*                                1,100       55,550
                                                             ----------
                                                                252,204
CHEMICALS - 0.95%
Cabot Corp.*                                           900       32,130
                                                             ----------

COMPUTERS & BUSINESS EQUIPMENT - 5.62%
Diebold, Inc.*                                       1,700       68,748
GTECH Holdings Corp.*                                  900       40,761
PEC Solutions, Inc.*(a)                              1,000       37,610
Storage Technology Corp.(a)                          2,100       43,407
                                                             ----------
                                                                190,526
CONTAINERS & GLASS - 3.66%
Ball Corp.*                                            700       49,490
Bemis, Inc.                                            600       29,508
Sealed Air Corp.*(a)                                 1,100       44,902
                                                             ----------
                                                                123,900
COSMETICS & TOILETRIES - 0.84%
Regis Corp.*                                         1,100       28,358
                                                             ----------

DRUGS & HEALTH CARE - 5.59%
Boston Scientific Corp.                              2,400       57,888
Pharmaceutical Resources, Inc.                       1,000       33,800
Priority Healthcare Corp.,                           1,500       52,785
  Class B*
Renal Care Group, Inc.*(a)                           1,400       44,940
                                                             ----------
                                                                189,413
ELECTRICAL EQUIPMENT - 1.67%
Johnson Controls, Inc.                                 700       56,525
                                                             ----------

FINANCIAL SERVICES - 5.77%
Concord EFS, Inc.*(a)                                5,000      163,900
Equifax, Inc.*                                       1,300       31,395
                                                             ----------
                                                                195,295
HEALTHCARE PRODUCTS - 4.14%
Cytyc Corp.*(a)                                      2,400       62,640
St. Jude Medical, Inc.(a)                            1,000       77,650
                                                             ----------
                                                                140,290
HOMEBUILDERS - 2.19%
Centex Corp.(a)                                      1,300       74,217
                                                             ----------

HOTELS & RESTAURANTS - 1.83%
CBRL Group, Inc.*                                    2,100       61,824
                                                             ----------

HOUSEHOLD APPLIANCES - 1.73%
Whirlpool Corp.(a)                                     800       58,664
                                                             ----------

                                                    SHARES     VALUE
                                                    ------     -----

INTERNET SERVICE PROVIDER - 2.60%
McAfee.com Corp.*                                    2,600   $     88,166
                                                             ------------

LEISURE TIME - 1.86%
THQ, Inc.*(a)                                        1,300         63,011
                                                             ------------

PAPER - 1.03%
Plum Creek Timber Company,                           1,233         34,956
  Inc.*
                                                             ------------

RETAIL GROCERY - 1.93%
Whole Foods Market, Inc.*                            1,500         65,340
                                                             ------------

RETAIL TRADE - 3.96%
Ross Stores, Inc.*                                  1,700         54,536
TJX Companies, Inc.(a)                               2,000         79,720
                                                             ------------
                                                                  134,256
SEMICONDUCTORS - 8.08%
ESS Technology, Inc.*(a)                             2,200         46,772
Genesis Microchip, Inc.*(a)                            800         52,896
NVIDIA Corp.*(a)                                     2,600        173,940
                                                             ------------
                                                                  273,608
SOFTWARE - 3.06%
Activision, Inc.*(a)                                 1,950         50,719
Symantec Corp.*(a)                                     800         53,064
                                                             ------------
                                                                  103,783
TOYS, AMUSEMENTS & SPORTING GOODS - 1.42%
Mattel, Inc.*                                        2,800         48,160
                                                             ------------

TOTAL COMMON STOCK
(Cost: $2,241,242)                                           $  2,504,397
                                                             ------------

                                                 PRINCIPAL
                                                   AMOUNT      VALUE
                                                 ---------     -----

SHORT TERM INVESTMENTS - 20.22%
Navigator Securities Lending
  Trust, 2.25%                                    $684,802   $  684,802
                                                             ----------

REPURCHASE AGREEMENTS - 5.84%
Repurchase Agreement with
  State Street Corp., dated
  12/31/2001 at 0.85%, to be
  repurchased at $198,009 on
  01/02/2002, collateralized
  by $210,000 U.S. Treasury
  Notes, 5.63% due 05/15/2008
  (valued at $205,294,
  including interest)                             $198,000   $  198,000
                                                             ----------

TOTAL INVESTMENTS (SMALL-MID CAP GROWTH
TRUST)  (Cost: $3,124,044)                                   $3,387,199
                                                             ==========

SMALL-MID CAP TRUST

                                                    SHARES     VALUE
                                                    ------     -----

COMMON STOCK - 91.73%
APPAREL & TEXTILES - 2.95%
Cintas Corp.*                                        1,850   $   88,800
                                                             ----------

AUTOMOBILES - 1.88%
Federal Signal Corp.*(a)                             2,540       56,566
                                                             ----------



    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------


                                                   SHARES       VALUE
                                                   ------       -----
BANKING - 6.44%
National Commerce Financial                         5,370   $    135,861
  Corp
Washington Federal, Inc.                            2,255         58,134
                                                            ------------
                                                                 193,995
BUSINESS SERVICES - 17.59%
Black Box Corp.*                                    2,375        125,590
Catalina Marketing Corp.                            3,535        122,665
Certegy, Inc.*                                      2,705         92,565
CSG Systems International,                          2,665        107,799
  Inc.*
FactSet Research Systems,                           2,315         80,909
  Inc.*
                                                            ------------
                                                                 529,528
CHEMICALS - 6.91%
OM Group, Inc.                                      1,535        101,602
Valspar Corp.*                                      2,685        106,326
                                                            ------------
                                                                 207,928
COMPUTERS & BUSINESS EQUIPMENT - 7.42%
Henry, Jack & Associates, Inc.                      4,475         97,734
Maxim Integrated Products,                          2,390        125,499
  Inc
                                                            ------------
                                                                 223,233
CONTAINERS & GLASS - 3.32%
Bemis, Inc.(a)                                      2,030         99,835
                                                            ------------

DOMESTIC OIL - 2.87%
Devon Energy Corp.*                                 2,235         86,383
                                                            ------------

DRUGS & HEALTH CARE - 6.81%
IMS Health, Inc.                                    6,475        126,327
Syncor International Corp.*(a)                      2,750         78,760

                                                            ------------
                                                                 205,087
EDUCATIONAL SERVICES - 1.86%
Strayer Education, Inc.                             1,150         56,028
                                                            ------------

ELECTRICAL EQUIPMENT - 3.02%
Teleflex, Inc.                                      1,920         90,835
                                                            ------------

FINANCIAL SERVICES - 5.22%
Eaton Vance Corp.*                                  2,690         95,629
Equifax, Inc.*                                      2,545         61,462
                                                            ------------
                                                                 157,091
FOOD & BEVERAGES - 1.48%
Tootsie Roll Industries, Inc.                       1,140         44,551
                                                            ------------

FURNITURE & FIXTURES - 3.41%
La-Z-Boy, Inc.*(a)                                  4,710        102,772
                                                            ------------

INDUSTRIAL MACHINERY - 2.06%
Donaldson Company, Inc.*                            1,600         62,144
                                                            ------------

INSURANCE - 5.42%
Cincinnati Financial Corp.*                         2,140         81,641
Reinsurance Group America,                          2,445         81,370
  Inc.*
                                                            ------------
                                                                 163,011
OFFICE FURNISHINGS & SUPPLIES - 3.48%
Reynolds & Reynolds Company, Class A*               4,325        104,881
                                                            ------------

PHARMACEUTICALS - 2.75%
King Pharmaceuticals, Inc.                          1,965         82,786
                                                            ------------

                                                   SHARES       VALUE
                                                   ------       -----

SOFTWARE - 2.84%
Fair Issac & Company, Inc.*                         1,355   $     85,392
                                                            ------------

TRANSPORTATION - 4.00%
C. H. Robinson Worldwide,                           4,165        120,431
  Inc.*                                                     ------------

TOTAL COMMON STOCK
(Cost: $2,822,362)                                          $  2,761,277
                                                            ------------

                                              PRINCIPAL
                                                AMOUNT         VALUE
                                              ---------        -----

SHORT TERM INVESTMENTS - 8.27%
Navigator Securities Lending
  Trust, 2.25%                               $    170,625   $    170,625
SSgA Money Market Fund                             78,203         78,203
                                                            ------------
                                                            $    248,828
TOTAL INVESTMENTS (SMALL-MID CAP TRUST)
(Cost: $3,071,190)                                          $  3,010,105
                                                            ============

INTERNATIONAL EQUITY SELECT TRUST

                                                   SHARES       VALUE
                                                   ------       -----
COMMON STOCK - 83.25%
DENMARK - 1.68%
Danske Bank AS*                                     3,500   $     56,155
                                                            ------------

FINLAND - 3.31%
Nokia AB Oyj                                        4,300        110,849
                                                            ------------

FRANCE - 16.13%
Alcatel SA                                          5,700         97,418
Aventis SA                                          1,200         85,188
AXA*                                                3,300         68,943
Societe Generale*                                   1,700         95,108
TotalFinaElf SA, B Shares*                            700         99,946
Vivendi Universal SA*                               1,700         93,065
                                                            ------------
                                                                 539,668
GERMANY - 6.11%
Deutsche Bank AG NPV*                               1,300         91,881
Siemens AG NPV*(a)                                  1,700        112,511
                                                            ------------
                                                                 204,392
ITALY - 4.45%
Eni SPA(a)                                          7,700         96,506
San Paolo-IMI SPA(a)                                4,900         52,559
                                                            ------------
                                                                 149,065
JAPAN - 6.07%
Canon, Inc.                                         2,000         68,850
Kao Corp.                                           2,500         52,000
Sony Corp.*                                         1,800         82,299
                                                            ------------
                                                                 203,149
NETHERLANDS - 11.50%
ABN AMRO Holdings NV*                               5,200         83,735
Aegon NV*                                           3,200         86,594
Heineken NV*                                        1,500         56,867
ING Groep NV                                        3,000         76,482
Royal Dutch Petroleum Company*                      1,600         81,039
                                                            ------------
                                                                 384,717



    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------


                                                   SHARES       VALUE
                                                   ------       -----

SPAIN - 2.62%
Endesa SA(a)                                        5,600   $     87,584
                                                            ------------

SWEDEN - 1.83%
Electrolux AB, Series B*                            4,100         61,384
                                                            ------------

SWITZERLAND - 10.29%
Nestle SA*                                            400         85,322
Novartis AG*                                        2,700         97,614
UBS AG(a)                                           1,800         90,889
Zurich Financial Services AG                          300         70,408
                                                            ------------
                                                                 344,233
UNITED KINGDOM - 19.26%
AstraZeneca Group PLC                               1,900         85,573
Barclays PLC                                        1,800         59,533
BP Amoco PLC                                       11,200         86,949
Cadbury Schweppes PLC*                             13,600         86,600
Diageo PLC                                          8,600         98,146
GlaxoSmithKline PLC*                                3,100         77,652
HSBC Holdings PLC                                   5,300         62,103
Unilever PLC                                       10,700         87,734
                                                            ------------
                                                                 644,290
TOTAL COMMON STOCK
(Cost: $2,860,939)                                          $  2,785,486
                                                            ------------

SHORT TERM INVESTMENTS - 13.04%
Navigator Securities Lending
  Trust, 2.25%                               $    436,406   $    436,406
                                                            ------------

REPURCHASE AGREEMENTS - 3.71%
Repurchase Agreement with
  State Street Corp. dated
  12/31/2001 at 0.85%, to be
  repurchased at $124,006 on
  01/02/2002, collateralized
  by $100,000 U.S. Treasury
  Bonds, 11.75% due
  02/15/2010 (valued at
  $126,672, including
  interest)                                  $    124,000   $    124,000
                                                            ------------

TOTAL INVESTMENTS (INTERNATIONAL EQUITY
SELECT TRUST)  (Cost: $3,421,345)                           $  3,345,892
                                                            ============

The Trust had the following five top industry concentrations at December 31, 2001 (as a percentage of total value of investments):

Financial Services                              10.57%
Insurance                                        9.04%
Drugs & Healthcare                               7.80%
Banking                                          7.12%
Telecommunications Equipment & Services          6.22%

SELECT GROWTH TRUST

                                                   SHARES       VALUE
                                                   ------       -----
COMMON STOCK - 79.05%
AUTO PARTS - 1.78%
Danaher Corp.(a)                                    1,050   $     63,326
                                                            ------------

                                                   SHARES       VALUE
                                                   ------       -----
BANKING - 1.72%
State Street Corp.*(a)                              1,175   $     61,394
                                                            ------------

BIOTECHNOLOGY - 1.70%
Amgen, Inc.*                                        1,075         60,673
                                                            ------------

BROADCASTING - 3.36%
Liberty Media Corp., Series A                       3,825         53,550
                                                            ************
Viacom, Inc., Class B*                              1,500         66,225
                                                            ------------
                                                                 119,775
BUSINESS SERVICES - 6.12%
Automatic Data Processing,                            950         55,955
  Inc
SunGuard Data Systems, Inc.                         2,150         62,199
Tyco International, Ltd.*(a)                        1,700        100,130
                                                            ------------
                                                                 218,284
CABLE AND TELEVISION - 1.59%
Comcast Corp., Class A*                             1,575         56,700
                                                            ------------

COMPUTERS & BUSINESS EQUIPMENT - 5.57%
Cisco Systems, Inc.*                                4,775         86,475
EMC Corp.                                           1,675         22,512
IBM Corp.*                                            450         54,432
Sun Microsystems, Inc.                              2,850         35,055
                                                            ------------
                                                                 198,474
COSMETICS & TOILETRIES - 1.43%
Kimberly-Clark Corp.*                                 850         50,830
                                                            ------------

DRUGS & HEALTH CARE - 7.61%
Abbott Laboratories,                                1,200         66,900
Bristol-Myers Squibb Company*                       2,200        112,200
Medtronic, Inc.(a)                                  1,800         92,178
                                                            ------------
                                                                 271,278
ELECTRICAL EQUIPMENT - 3.85%
General Electric Company*                           3,425        137,274
                                                            ------------

ELECTRONICS - 1.49%
Analog Devices, Inc.*(a)                            1,200         53,268
                                                            ------------

FINANCIAL SERVICES - 7.67%
Capital One Financial Corp.                         1,100         59,345
Citigroup, Inc.                                     1,850         93,388
Federal Home Loan Mortgage Corp.*                      850         55,590
                                                            ------------
The Goldman Sachs Group, Inc.*                        700         64,925
                                                            ------------
                                                                 273,248
GAS & PIPELINE UTILITIES - 1.27%
Williams Companies, Inc.*                           1,775         45,298
                                                            ------------

INSURANCE - 3.27%
AFLAC, Inc.                                         1,025         25,174
American International Group,                       1,150         91,310
  Inc.(a)                                                   ------------
                                                                 116,484
INTERNET SOFTWARE - 0.72%
VeriSign, Inc.*(a)                                    675         25,677
                                                            ------------

LEISURE TIME - 2.34%
AOL Time Warner, Inc.*                              2,600         83,460
                                                            ------------

LIQUOR - 2.25%
Anheuser-Busch Companies, Inc.                      1,775         80,248
                                                            ------------



    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------


                                                   SHARES       VALUE
                                                   ------       -----


PHARMACEUTICALS - 7.61%
Baxter International, Inc.*                         1,150   $     61,675
Eli Lilly & Company*                                  675         53,015
Pfizer, Inc.                                        1,650         65,752
Pharmacia Corp.*                                    2,125         90,631
                                                            ------------
                                                                 271,073
RETAIL GROCERY - 1.64%
Safeway, Inc.(a)                                    1,400         58,450
                                                            ------------

RETAIL TRADE - 8.27%
Costco Wholesale Corp.*                             2,000         88,760
CVS Corp.(a)                                        1,925         56,980
Home Depot, Inc.                                    1,200         61,212
Wal-Mart Stores, Inc.(a)                            1,525         87,764
                                                            ------------
                                                                 294,716
SEMICONDUCTORS - 2.32%
Texas Instruments, Inc.*                            2,950         82,600
                                                            ------------

SOFTWARE - 5.47%
BEA Systems, Inc.*                                  2,100         32,340
Microsoft Corp.                                     1,700        112,625
Oracle Corp.*                                       3,625         50,061
                                                            ------------
                                                                 195,026
TOTAL COMMON STOCK
(Cost: $2,803,560)                                          $  2,817,556
                                                            ------------

                                                PRINCIPAL
                                                  AMOUNT          VALUE
                                                ---------         -----
SHORT TERM INVESTMENTS - 17.89%
Navigator Securities Lending
  Trust, 2.25%                               $    637,462   $    637,462
                                                            ------------

REPURCHASE AGREEMENTS - 3.06%
Repurchase Agreement with State
  Street Corp., dated 12/31/2001
  at 0.85%, to be repurchased at
  $109,005 on 01/02/2002,
  collateralized by $110,000 U.S.
  Treasury Notes, 5.50% due                  $    109,000   $    109,000
  05/15/2009 (valued at $114,069,
  including interest)
                                                            ------------

TOTAL INVESTMENTS (SELECT GROWTH TRUST)
(Cost: $3,550,022)                                          $  3,564,018
                                                            ============

GLOBAL EQUITY SELECT TRUST

                                                   SHARES       VALUE
                                                   ------       -----
COMMON STOCK - 87.89%
FRANCE - 13.74%
Alcatel SA                                          5,700   $     97,418
Aventis SA                                          1,200         85,187
Societe Generale*                                   1,100         61,541
TotalFinaElf SA, B Shares*                            700         99,946
Vivendi Universal SA*                               1,700         93,065
                                                            ------------
                                                                 437,157
GERMANY - 4.50%
Deutsche Bank AG NPV*                                 900         63,610
Siemens AG NPV*(a)                                  1,200         79,419
                                                            ------------
                                                                 143,029
ITALY - 2.01%
Eni SPA(a)                                          5,100   $     63,920
                                                            ------------


JAPAN - 4.22%
Kao Corp.                                           2,500   $     52,000
Sony Corp.*                                         1,800         82,299
                                                            ------------
                                                                 134,299
NETHERLANDS - 9.56%
ABN AMRO Holdings NV*                               5,200         83,735
Aegon NV*                                           2,200         59,533
Heineken NV*                                        1,500         56,867
ING Groep NV                                        1,900         48,438
Royal Dutch Petroleum Company*                      1,100         55,715

                                                            ------------
                                                                 304,288
SPAIN - 2.75%
Endesa SA(a)                                        5,600         87,584
                                                            ------------

SWITZERLAND - 7.23%
Nestle SA*                                            400         85,322
Novartis AG*                                        2,700         97,614
Zurich Financial Services AG                          200         46,939
                                                            ------------
                                                                 229,875
UNITED KINGDOM - 12.07%
AstraZeneca Group PLC                               1,300         58,550
Cadbury Schweppes PLC*                              9,100         57,946
Diageo PLC                                          5,700         65,050
GlaxoSmithKline PLC*                                2,100         52,603
HSBC Holdings PLC                                   5,300         62,103
Unilever PLC                                       10,700         87,734
                                                            ------------
                                                                 383,986
UNITED STATES - 31.81%
Bank of America Corp.                               1,000         62,950
Citigroup, Inc.                                     1,800         90,864
E.I. Du Pont De Nemours & Company                   2,000         85,020
Eli Lilly & Company*                                  780         61,261
Exxon Mobil Corp.                                   2,000         78,600
Federal National Mortgage                             700         55,650
  Association*
General Electric Company*                           2,000         80,160
IBM Corp.*                                            900        108,864
Johnson & Johnson                                   1,700        100,470
Merck & Company, Inc.                               1,400         82,320
Procter & Gamble Company*                             900         71,217
SBC Communications, Inc.                            2,100         82,257
Verizon Communications, Inc.*                       1,100         52,206
                                                            ------------
                                                               1,011,839

TOTAL COMMON STOCK
(Cost: $2,855,812)                           $  2,795,977
                                                            ------------


SHORT TERM INVESTMENTS - 7.21%
Navigator Securities Lending
  Trust, 2.25%                               $    229,169   $    229,169
                                                            ------------

REPURCHASE AGREEMENTS - 4.90%
Repurchase Agreement with State
  Street Corp. dated 12/31/2001 at
  0.85%, to be repurchased at
  $156,007 on 01/02/2002,
  collateralized by $125,000 U.S.
  Treasury Bonds, 10.38% due
  11/15/2012 (valued at $161,179,
  including interest)                        $    156,000   $    156,000
                                                            ------------


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------


                                                                          VALUE
                                                                          -----
TOTAL INVESTMENTS (GLOBAL EQUITY SELECT
TRUST)  (Cost: $3,240,981)                                           $  3,181,146
                                                                     ============

The Trust had the following five top industry concentrations at December 31, 2001 (as a percentage of total value of investments):

Financial Services                                           10.54%
Pharmaceuticals                                               7.20%
Drugs & Healthcare                                            7.19%
Petroleum Services                                            6.56%
Insurance                                                     5.61%


REAL ESTATE SECURITIES TRUST

                                                            SHARES       VALUE
                                                            ------       -----
COMMON STOCK - 89.46%
HOTELS & RESTAURANTS - 0.87%
Starwood Hotels & Resorts
  Worldwide, Inc. SBI, Class B*                             67,600   $   2,017,860
                                                                     =============
REAL ESTATE - 88.59%
AMB Property Corp.                                         396,800      10,316,800
Apartment Investment &
  Management Company, Class A                               76,600       3,502,918
Archstone-Smith Trust                                      451,567      11,876,212
Arden Realty, Inc.                                         376,000       9,964,000
Avalon Bay Communities, Inc.                               193,500       9,154,485
Boston Properties, Inc.                                    343,400      13,049,200
Brookfield Properties Corp*                                380,800       6,549,760
CarrAmerica Realty Corp.*                                  259,400       7,807,940
Catellus Development Corp.*                                  6,600         121,440
CBL & Associates Properties, Inc.*                         207,200       6,526,800
Chelsea Property Group, Inc.*                              102,100       5,013,110
Crescent Real Estate Equities Company*                     131,700       2,385,087
Developers Diversified Realty*                             107,800       2,058,980
Equity Office Properties Trust*                            348,100      10,470,848
Equity Residential Properties Trust SBI*                   229,900       6,600,429
Essex Property Trust                                        74,900       3,700,809
Felcor Lodging Trust, Inc.                                  74,800       1,249,908
Gables Residential Trust, SBI*                              70,300       2,080,880
General Growth Properties, Inc.*                           269,200      10,444,960
Health Care Property Investors, Inc.(a)                    148,000       5,359,080
Host Marriott Corp.                                        222,900       2,006,100
Kilroy Realty Corp., REIT*                                 181,500       4,768,005
Liberty Property Trust, SBI                                182,900       5,459,565
Mack-California Realty Corp.                               128,500       3,986,070
Nationwide Health Properties, Inc.*                        249,500       4,663,155
Prologis Trust, SBI*                                       465,500      10,012,905
Reckson Associates Realty Corp.*(a)                        271,500       6,342,240
Rouse Company*                                             178,500       5,228,265
Simon Property Group, Inc.*                                359,000      10,529,470
SL Green Realty Corp.(a)                                   213,500       6,556,585
Summit Properties, Inc.*                                    90,700       2,269,314
Taubman Centers, Inc., REIT*                                70,900       1,052,865
Vornado Realty Trust*                                      351,800      14,634,880
                                                                     -------------
                                                                       205,743,065

TOTAL COMMON STOCK
(Cost: $196,280,409)                                                 $ 207,760,925
                                                                     -------------


                                                        PRINCIPAL
                                                          AMOUNT         VALUE
                                                        ---------        -----
SHORT TERM INVESTMENTS - 4.23%
Navigator Securities Lending
  Trust, 2.25%                                       $   9,822,952   $   9,822,952
                                                                     =============

REPURCHASE AGREEMENTS - 6.31%
Repurchase Agreement with
  State Street Corp., dated
  12/31/2001 at 0.85%, to be
  repurchased at $14,664,692
  on 1/2/2002, collateralized
  by $12,525,000 U.S.
  Treasury Bond 7.25% due
  8/15/2022 (valued at $14,957,580,
  including interest)                                $  14,664,000   $  14,664,000
                                                                     -------------

TOTAL INVESTMENTS(REAL ESTATE
SECURITIES TRUST)  (Cost: $220,767,361)                              $ 232,247,877
                                                                     =============

CORE VALUE TRUST


                                                            SHARES       VALUE
                                                            ------       -----
COMMON STOCK - 77.53%
AEROSPACE - 9.89%
Boeing Company*                                              1,600   $      62,048
General Dynamics Corp.*                                      1,500         119,460
Raytheon Company*(a)                                         1,850          60,070
United Technologies Corp.*                                   1,500          96,945
                                                                     -------------
                                                                           338,523
AIR TRAVEL - 0.76%
Southwest Airlines Company*                                  1,400          25,872
                                                                     -------------

BANKING - 0.92%
State Street Corp.*(a)                                         600          31,350
                                                                     -------------

BROADCASTING - 3.10%
Viacom, Inc., Class B*                                       2,400         105,960
                                                                     -------------

BUSINESS SERVICES - 3.01%
Electronic Data Systems Corp.*(a)                            1,500         102,825
                                                                     -------------

COSMETICS & TOILETRIES - 2.17%
Avon Products, Inc.                                          1,600          74,400
                                                                     -------------

DOMESTIC OIL - 2.82%
Phillips Petroleum Company*(a)                               1,600          96,416
                                                                     -------------

DRUGS & HEALTH CARE - 2.68%
Bristol-Myers Squibb Company*                                1,800          91,800
                                                                     -------------

ELECTRICAL EQUIPMENT - 1.52%
General Electric Company*                                    1,300          52,104
                                                                     -------------

ELECTRIC UTILITIES - 2.98%
Duke Energy Company*(a)                                      2,600         102,076
                                                                     -------------

FINANCIAL SERVICES - 11.72%
Bank of America Corp.                                        1,375          86,556
Citigroup, Inc.                                              1,900          95,912
Federal National Mortgage                                    1,200          95,400
  Association*


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------



                                                                SHARES        VALUE
                                                                ------        -----
FINANCIAL SERVICES - CONTINUED
MBNA Corp.                                                        3,500   $     123,200
                                                                          -------------
                                                                                401,068
FOOD & BEVERAGES - 3.70%
PepsiCo, Inc.                                                     2,600         126,594
                                                                          -------------

HEALTHCARE PRODUCTS - 2.59%
Johnson & Johnson                                                 1,500          88,650
                                                                          -------------

HEALTHCARE SERVICES - 2.37%
HCA-The Healthcare Company*                                       2,100          80,934
                                                                          -------------

INSURANCE - 9.23%
American International Group, Inc.(a)                             1,200          95,280
Marsh & McLennan Companies, Inc.                                  1,300         139,685
The Allstate Corp.                                                2,400          80,880
                                                                          -------------
                                                                                315,845
PETROLEUM SERVICES - 5.12%
ChevronTexaco Corp.                                               1,078          96,600
Exxon Mobil Corp.                                                 2,000          78,600
                                                                          -------------
                                                                                175,200
PHARMACEUTICALS - 4.32%
Merck & Company, Inc.                                             1,500          88,200
Pfizer, Inc.                                                      1,500          59,775
                                                                          -------------
                                                                                147,975
RETAIL TRADE - 0.95%
Costco Wholesale Corp.*                                             735          32,619
                                                                          -------------

SEMICONDUCTORS - 3.13%
Intel Corp.*                                                      3,400         106,930
                                                                          -------------

SOFTWARE - 2.32%
Microsoft Corp.                                                   1,200          79,500
                                                                          -------------

TELEPHONE - 2.23%
BellSouth Corp.                                                   2,000          76,300
                                                                          -------------

TOTAL COMMON STOCK
(Cost: $2,674,496)                                                        $   2,652,941
                                                                          =============


                                                              PRINCIPAL
                                                                AMOUNT        VALUE
                                                              ---------       -----
SHORT TERM INVESTMENTS - 14.73%
Navigator Securities Lending
  Trust, 2.25%                                            $     504,150   $     504,150
                                                                          -------------

REPURCHASE AGREEMENTS - 7.74%
Repurchase Agreement with
  State Street Corp., dated
  12/31/2001 at 1.53%, to be
  repurchased at $265,023 on
  01/02/2002, collateralized
  by $180,000 U.S. Treasury
  Bonds, 13.25% due
  05/15/2014 (valued at $272,925,
  including interest)                                     $     265,000   $     265,000
                                                                          -------------

TOTAL INVESTMENTS (CORE VALUE TRUST)
(Cost: $3,443,646)                                                        $   3,422,091
                                                                          =============


HIGH GRADE BOND TRUST


                                                              PRINCIPAL
                                                                AMOUNT        VALUE
                                                              ---------       -----
U.S. TREASURY OBLIGATIONS - 23.56%
U.S. TREASURY BONDS - 13.04%
6.00% due 02/15/2026                                      $     161,000   $     165,654
8.00% due 11/15/2021                                            290,000         367,123
                                                                          -------------
                                                                                532,777
U.S. TREASURY NOTES - 10.52%
5.50% due 05/31/2003 - 05/15/2009                               413,000         429,836
                                                                          -------------

TOTAL U.S. TREASURY OBLIGATIONS
(Cost: $966,219)                                                          $     962,613
                                                                          -------------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 27.31%
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 27.31%
6.00% due 05/01/2031                                      $     209,222   $     204,580
6.00% due 07/01/2031                                            298,733         292,104
6.00% TBA**                                                     131,000         128,093
6.25% due 05/15/2029                                             43,000          42,818
6.50% due 04/01/2031 - 12/01/2031                               448,014         448,014
                                                                          -------------

TOTAL U.S. GOVERNMENT AGENCY
OBLIGATIONS (Cost: $1,117,100)                                            $   1,115,609
                                                                          -------------

ASSET BACKED SECURITIES - 23.41%
AUTOMOBILES - 2.14%
Diamler Chrysler Auto Trust, Series2001-A,
  Class A4, 5.40% VR due 03/06/2006                              85,000          87,178

ENERGY - 9.65%
Consumers Funding LLC, Series
  2001-1, Class A5, 5.43% due 04/20/2015                         60,000          59,231
Detroit Edison Securitization
  Funding LLC, Series 2001-1,
  Class A6, 6.62% due 03/01/2016                                150,000         152,512
Peco Energy Transition Trust, Series
  1999-A, Class A7, 6.13% due 03/01/2009                        100,000         103,306
Reliant Energy Transition Bond
  Company LLC, Series 2001-1,
  Class A1, 3.84% due 09/15/2007                                 80,000          79,185
                                                                          -------------
                                                                                394,234
FINANCIAL SERVICES - 11.62%
Citibank Credit Card Master Trust I, Series
  1999-2, Class A, 5.875% due 03/10/2011                        100,000         100,906
CNH Equipment Trust, Series
  2001-B, Class A4, 4.45% due 04/15/2007                         66,000          65,012
Comed Transitional Funding Trust,
  Series 1998-1, Class A7, 5.74% due 12/25/2010                 100,000         101,405
Discover Card Master Trust 1, Series
  2000-9, Class A, 6.35% due 07/15/2008                         100,000         104,625
MBNA Credit Card Master Note
  Trust, Series 2001-A1,
  Class A1, 5.75% due 10/15/2008                                100,000         102,910
                                                                          -------------
                                                                                474,858

TOTAL ASSET BACKED SECURITIES
(Cost: $947,694)                                                          $     956,270
                                                                          -------------



    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------


                                                            PRINCIPAL
                                                              AMOUNT          VALUE
                                                            ---------         -----
SHORT TERM INVESTMENTS - 20.73%
Navigator Securities Lending Trust,
  2.25%                                                   $    716,244  $      716,244
Federal Home Loan Mortgage Discount
  Notes, zero coupon due 01/18/2002                            131,000         130,890
                                                                        ==============
                                                                        $      847,134
REPURCHASE AGREEMENTS - 4.99%***
Repurchase Agreement with
  State Street Corp., dated
  12/31/2001 at 0.85%, to be
  repurchased at $204,010 on
  01/02/2002, collateralized
  by $210,000 U.S. Treasury
  Bills, 0.00% due 06/20/2002
  (valued at $208,163,
  including interest) and
  $ 5,000 U.S. Treasury Notes, 5.50%
  due 02/28/2003 (valued at
  $5,272, including interest)                             $    204,000  $      204,000
                                                                        --------------

TOTAL INVESTMENTS (HIGH GRADE BOND TRUST)
(Cost: $4,082,147)                                                      $    4,085,626
                                                                        ==============

MONEY MARKET TRUST

                                                            PRINCIPAL
                                                              AMOUNT          VALUE
                                                            ---------         -----
U.S. TREASURY OBLIGATIONS - 35.47%
U.S. TREASURY BILLS - 35.47%
1.61% due 03/07/2002                                      $ 80,000,000  $   79,767,444
1.615% due 03/07/2002                                       40,000,000      39,883,361
1.70% due 03/21/2002                                        50,000,000      49,813,472
1.725% due 02/28/2002                                       50,000,000      49,861,041
1.73% due 02/14/2002                                        30,000,000      29,936,567
2.10% due 02/07/2002                                        40,000,000      39,913,667
2.12% due 01/24/2002                                        25,000,000      24,966,139
2.13% due 01/24/2002                                        30,000,000      29,959,175
2.14% due 01/24/2002                                        40,000,000      39,945,311
2.24% due 01/31/2002                                        50,000,000      49,906,667
2.29% due 01/03/2002                                        15,000,000      14,998,092
3.29% due 01/17/2002                                        40,000,000      39,941,511
3.41% due 01/17/2002                                        25,000,000      24,962,111
                                                                        --------------

TOTAL U.S. TREASURY OBLIGATIONS
(Cost: $513,854,558)                                                    $  513,854,558
                                                                        ==============
U.S. GOVERNMENT AGENCY OBLIGATIONS - 47.27%
FEDERAL HOME LOAN BANK - 8.62%
2.00% due 01/30/2002                                        25,000,000      24,959,722
2.01% due 01/10/2002                                        50,000,000      49,974,875
2.02% due 01/30/2002                                        50,000,000      49,918,639
                                                                        --------------
                                                                           124,853,236
FEDERAL HOME LOAN MORTGAGE CORPORATION - 18.26%
1.68% due 02/05/2002                                        30,000,000      29,951,000
1.98% due 02/07/2002                                        30,000,000      29,938,950
2.21% due 02/22/2002                                        30,000,000      29,904,233
2.22% due 02/27/2002                                        50,000,000      49,824,250
2.28% due 01/03/2002                                        50,000,000      49,993,667
2.36% due 01/03/2002 - 01/18/2002                           75,000,000      74,965,583
                                                                        --------------
                                                                           264,577,683


                                                            PRINCIPAL
                                                              AMOUNT          VALUE
                                                            ---------         -----
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 20.39%
1.68% due 03/07/2002                                      $ 40,000,000  $   39,878,667
1.81% due 02/28/2002                                        50,000,000      49,854,195
2.20% due 01/17/2002                                        50,000,000      49,951,111
2.21% due 02/22/2002                                        35,000,000      34,888,272
2.30% due 01/03/2002                                        50,000,000      49,993,611
3.35% due 01/24/2002                                        50,000,000      49,892,986
3.51% due 01/03/2002                                        20,980,000      20,975,909
                                                                        --------------
                                                                           295,434,751
TOTAL U.S. GOVERNMENT AGENCY
OBLIGATIONS
(Cost: $684,865,670)                                                    $  684,865,670
                                                                        --------------

FOREIGN BONDS - 2.07%
Export Development Corp.
1.84% due 02/01/2002                                        30,000,000      29,952,467
                                                                        --------------

TOTAL FOREIGN BONDS (Cost: $29,952,467)
(Cost: $29,952,467)                                                     $   29,952,467
                                                                        --------------

COMMERCIAL PAPER - 10.57%
AGRICULTURE - 3.13%
Cargill Inc.,
  1.74% due 01/24/2002                                      45,360,000      45,309,575
                                                                        --------------

COMPUTERS & BUSINESS EQUIPMENT - 2.07%
International Business Machines
  Corp., 1.72% due 01/11/2002                               30,000,000      29,985,667
                                                                        --------------

DRUGS & HEALTH CARE - 2.76%
Abbott Labs,
  1.70% due 01/08/2002                                      40,000,000      39,986,778
                                                                        --------------

TELEPHONE - 2.61%
Bellsouth Corp.,
  1.72% due 01/17/2002                                      37,899,000      37,870,028
                                                                        --------------

TOTAL COMMERCIAL PAPER
(Cost: $153,152,048)                                                    $  153,152,048
                                                                        --------------

REPURCHASE AGREEMENTS - 4.62%
Repurchase Agreement with
  State Street Corp., dated
  12/31/2001 at 1.53%, to be
  repurchased at $66,899,686
  on 1/2/2002, collateralized
  by $63,625,000 U.S.
  Treasury Bond 6.25% due
  8/15/2023 (valued at $68,237,813,
  including interest)                                     $ 66,894,000  $   66,894,000
                                                                        --------------

TOTAL INVESTMENTS (MONEY MARKET TRUST)
(Cost: $1,448,718,743)                                                  $1,448,718,743
                                                                        ==============


SMALL CAP INDEX TRUST

                                                                 SHARES       VALUE
                                                                 ------       -----
COMMON STOCK - 70.73%
ADVERTISING - 0.06%
Grey Global Group, Inc.*(a)                                         44       $ 29,337



    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------


                                                               SHARES       VALUE
                                                               ------       -----
SHARES VALUE
ADVERTISING - CONTINUED
Ventiv Health, Inc.*                                             2,148   $      7,862
                                                                         ------------
                                                                               37,199
AEROSPACE - 0.66%
AAR Corp.                                                        1,326         11,947
Aeroflex, Inc.*                                                  3,207         60,708
Alliant Techsystems, Inc.*                                       1,168         90,170
BE Aerospace, Inc.                                               1,858         17,038
Curtiss Wright Corp.*                                              576         27,504
DRS Technologies, Inc.*                                            685         24,420
Engineered Support Systems, Inc.(a)                                400         13,684
Esterline Technologies Corp.                                     1,076         17,227
GenCorp, Inc.                                                    1,690         23,846
Heico Corp.*                                                       843         12,704
Integral Systems, Inc.*                                            683         13,148
Moog, Inc., Class A                                                781         17,026
Orbital Sciences Corp., Class A(a)                               2,338          9,656
REMEC, Inc.*(a)                                                  2,603         26,004
Teledyne Technologies, Inc.                                      1,907         31,065
Viasat, Inc.*                                                      699         10,904
                                                                         ------------
                                                                              407,051
AGRICULTURE - 0.11%
Cadiz, Inc.*(a)                                                  1,949         15,631
Delta & Pine Land Company*                                       1,769         40,033
Tejon Ranch Company*                                               486         11,620
                                                                         ------------
                                                                               67,284
AIR TRAVEL - 0.27%
Airtran Holdings, Inc.*                                          3,547         23,410
Alaska Air Group, Inc.*                                          1,352         39,343
Atlantic Coast Airlines Holdings,  Inc.*                         2,122         49,422
Atlas Air, Inc.*(a)                                                999         14,635
Frontier Airlines, Inc.*                                         1,546         26,282
Mesa Air Group, Inc.*                                            1,968         14,799
                                                                         ------------
                                                                              167,891
APPAREL & TEXTILES - 0.80%
Brown Shoe, Inc.*                                                1,088         17,669
Collins & Aikman Corp.                                           6,421         49,442
Delias Corp.*                                                    2,110         13,082
Finish Line, Inc.                                                1,172         17,920
G & K Services, Class A*                                         1,133         36,596
Garan, Inc.                                                        225          9,563
Interface, Inc., Class A*                                        2,727         15,298
K-Swiss, Inc., Class A*                                            356         11,837
Kellwood Company(a)                                              1,342         32,221
Movado Group, Inc.                                                 535         10,272
Nautica Enterprises, Inc.*(a)                                    1,371         17,535
Oneida, Ltd.                                                       839         10,865
Oshkosh B'Gosh, Inc., Class A                                      629         26,380
Oxford Industries, Inc.                                            344          8,118
Pacific Sunwear of California, Inc.*                             1,606         32,795
Phillips Van Heusen Corp.*                                       1,289         14,050
Quiksilver, Inc.                                                 1,378         23,702
Russell Corp.*                                                   1,418         21,284
Skechers United States of America,
  Inc., Class A*(a)                                                884         12,924
Stride Rite Corp.*                                               2,317         15,176
Unifi, Inc.                                                      3,255         23,599
Vans, Inc.*                                                        926         11,797
Wellman, Inc.*                                                   1,606         24,877
Wolverine World Wide, Inc.*                                      2,376         35,759
                                                                         ------------
                                                                              492,761

                                                               SHARES       VALUE
                                                               ------       -----
SHARES VALUE
AUTO PARTS - 0.63%
American Axle & Manufacturing
  Holdings, Inc.*(a)                                               590   $     12,614
Arvinmeritor, Inc.                                               3,613         70,959
Borg-Warner Automotive, Inc.*(a)                                 1,383         72,262
Copart, Inc.*                                                    2,181         79,323
CSK Auto Corp.*(a)                                               1,706         16,975
Exide Corp.*(a)                                                  1,766          2,172
Federal Mogul Corp.(a)                                           2,359          1,864
Hayes Lemmerz International, Inc.(a)                               888            222
Insurance Auto Auctions, Inc.*                                     642          9,315

Modine Manufacturing Company*                                    1,509         35,205
Sports Resorts International, Inc.*                              1,312         10,116
Superior Industries International, Inc.*                           986         39,686
TBC Corp.*                                                       1,052         14,086
Tower Automotive, Inc.*(a)                                       2,390         21,582
                                                                         ------------
                                                                              386,381
AUTO SERVICES - 0.21%
Dollar Thrifty Automotive Group, Inc.*(a)                        1,138         17,639
Lithia Motors, Inc., Class A                                       346          7,162
Midas, Inc.*                                                       996         11,454
Pennzoil-Quaker State Company*                                   4,296         62,077
Sonic Automatic, Inc.(a)                                         1,272         29,816
                                                                         ------------
                                                                              128,148
AUTOMOBILES - 0.45%
Dura Automotive Systems, Inc.*                                     765          8,415
Federal Signal Corp.*(a)                                         2,373         52,847
Monaco Coach Corp.(a)                                            1,170         25,588
O'Reilly Automotive, Inc.*                                       1,996         72,794
Polaris Industries, Inc.*(a)                                     1,227         70,859
Thor Industries, Inc.*                                             370         13,708
Wabash National Corp.(a)                                         1,490         11,622
Winnebago Industries, Inc.*(a)                                     636         23,494
                                                                         ------------
                                                                              279,327
BANKING - 5.75%
1st Source Corp.                                                   784         16,229
Alabama National BanCorp                                           426         14,360
American Financial Holdings, Inc.(a)                             1,114         28,307
Anchor BanCorp Wisconsin, Inc.(a)                                1,083         19,212
Area Bancshares Corp.                                              850         16,550
Arrow Financial Corp.                                              532         15,529
Bancfirst Ohio Corp.*                                              433         10,457
Bancorpsouth, Inc.                                               4,283         71,098
Bank Granite Corp.                                                 772         15,262
Bank Mutual Corp.*                                                 593          9,061
Bankatlantic Bancorp, Inc., Class A*                             1,702         15,624
BankUnited Financial Corp., Class A(a)                             955         14,182
Banner Corp.*                                                      658         11,127
Bay View Capital Corp.                                           3,526         25,846
BOK Financial Corp.*                                               519         16,354
Boston Private Financial Holdings, Inc.*                           730         16,111
Brookline Bancorp, Inc.                                            471          7,743
BSB Bancorp Inc.*(a)                                               485         11,499
Capital City Bank Group, Inc.                                      289          7,002
Capitol Federal Financial                                        1,423         29,655
Cathay Bancorp, Inc.                                               372         23,827
CCBT Financial Companies, Inc.                                     601         14,184
Centennial Bancorp*                                              1,511         11,151
Central Coast Bancorp*                                             576         12,672
CFS Bancorp, Inc.*                                                 839         12,040
Chemical Financial Corp.*                                        1,198         36,132
Chittenden Corp.*                                                1,553         42,863
Citizens Banking Corp.                                           2,412         79,307
City Holding Company(a)                                          1,199         14,436




    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------


                                                                SHARES       VALUE
                                                                ------       -----
BANKING - CONTINUED
CityBank*                                                          577   $     13,825
Colonial Bancgroup, Inc.*                                        6,059         85,371
Columbia Banking System, Inc.(a)                                 1,003         13,089
Commercial Federal Corp.                                         2,416         56,776
Commonwealth Bancorp Inc.*                                         685         15,173
Community Banks, Inc.*                                             385         10,395
Community First Bankshares, Inc.*                                1,897         48,734
Community Trust Bancorp, Inc.*                                     507         12,041
Connecticut Bancshares, Inc.*                                      595         15,381
Corus Bankshares, Inc.*                                            440         19,976
CPB, Inc.*(a)                                                      463         13,617
CVB Financial Corp.*                                             1,134         26,536
Dime Community Bancorp, Inc.*                                      657         18,435
Doral Financial Corp.*                                           2,021         63,075
East West Bancorp, Inc.*                                         1,266         32,599
F & M Bancorp*                                                     574         14,608
F.N.B. Corp.,(a)                                                 1,398         36,837
Farmers Capital Bank Corp.                                         447         16,391
Fidelity Bankshares, Inc.*                                       1,319         21,064
Financial Institutions, Inc.                                       580         13,572
First Bancorp*                                                     620         13,981
First Buse Corp.                                                   397          8,528
First Citizens Bancshares, Inc.                                    318         31,085
First Commonwealth Financial Corp.*                              3,105         35,770
First Community Bancshares, Inc.*                                  532         15,678
First Essex Bancorp, Inc.                                          523         14,738
First Federal Capital Corp.*                                       959         15,056
First Financial BanCorp.*                                        1,817         32,070
First Financial Bankshares, Inc.*                                  625         18,813
First Financial Corp.                                              374         16,400
First Indiana Corp.                                                526         11,525
First Merchants Corp.                                              658         15,805
First Midwest Bancorp, Inc.                                      2,580         75,310
First Niagara Financial Group, Inc.                                429          7,220
First Place Financial Corp.*                                     1,063         16,742
First Sentinel Bancorp, Inc.                                     1,566         19,606
FirstBank Puerto Rico*                                           1,121         31,948
Frontier Financial Corp.(a)                                        832         21,765
GBC Bancorp*                                                       372         10,974
German American Bancorp*                                           821         13,300
Glacier Bancorp, Inc.*(a)                                          882         18,363
Gold Banc Corp., Inc.*                                           1,669         11,867
Great Southern Bancorp, Inc.*                                      350         10,675
Greater Bay Bancorp*(a)                                          2,581         73,765
Hancock Holding Company                                            340         14,634
Harleysville National Corp.,(a)                                    958         22,561
Hudson River Bancorp, Inc.*                                        940         20,586
Hudson United Bancorp(a)                                         2,428         69,684
Iberiabank Corp.*                                                  632         17,519
Independence Community Bank Corp.*                               3,115         70,897
Independent Bank Corp.*                                            744         15,989
Independent Bank Corp.*                                            578         16,068
Integra Bank Corp.                                                 885         18,532
Irwin Financial Corp.(a)                                           526          8,942
Lakeland Bancorp, Inc.*                                            940         15,322
Local Financial Corp.*                                           1,192         16,676
MAF Bancorp, Inc.*                                                 947         27,937
Main Street Banks, Inc.                                            557          9,135
MB Financial, Inc.*                                                724         19,686
Medford Bancorp, Inc.*                                             340          7,194
Mid-State Bancshares*                                            1,421         23,134
MidAmerica Bancorp*                                                499         16,517
Mississippi Valley Bankshares, Inc.*                               347         13,602
National Penn Bancshares, Inc.                                     869         19,118


                                                                SHARES       VALUE
                                                                ------       -----
BANKING - CONTINUED
NBC Capital Corp.                                                  449   $     13,789
Net.B@nk, Inc.*(a)                                               1,563         16,380
New York Community Bancorp, Inc.(a)                              4,323         98,867
Old Second Bancorp, Inc.                                           447         17,621
Omega Financial Corp.                                              603         19,386
Oriental Financial Group, Inc.                                     576         10,714
Pacific Capital Bancorp*                                         1,376         38,239
Pacific Northwest Bancorp                                          820         16,777
Park National Corp.                                                608         56,392
Peoples Holding Company                                            460         17,020
PFF Bancorp, Inc.                                                  583         15,624
Port Financial Corp.*                                              339          8,838
Promistar Financial Corp.*                                         870         21,272
Prosperity Bancshares, Inc.*                                       293          7,908
Provident Bankshares Corp.                                       1,260         30,618
R & G Financial Corp., Class B                                     601         10,301
Republic Bancorp, Inc.*                                          2,639         36,550
Riggs National Corp.*                                              680          9,500
S & T Bancorp, Inc.*                                             1,236         30,010
Sandy Spring Bancorp, Inc.*                                        727         23,162
Seacoast Banking Corp., Class A*(a)                                225         10,440
Second Bancorp, Inc.*(a)                                           634         13,701
Silicon Valley Bancshares*(a)                                    2,183         58,352
Simmons First National Corp., Class A*                             373         11,992
South Financial Group, Inc.*(a)                                  2,198         39,014
Southwest BanCorp of Texas, Inc.*                                1,326         40,138
St. Francis Capital Corp.                                          574         13,277
Staten Islands Bancorp, Inc.*                                    2,956         48,212
Sterling Bancorp*                                                  581         16,965
Sterling Bancshares, Inc.*                                       1,923         24,076
Sterling Financial Corp.*                                          712         17,344
Suffolk Bancorp*                                                   371         20,242
Susquehanna Bancshares, Inc.,*                                   2,093         43,639
SY Bancorp, Inc.*                                                  413         13,753
Texas Regional Bancshares, Inc., Class A*                          744         28,160
The Trust Company of New Jersey*                                   972         24,494
Tompkins Trustco, Inc.*                                            531         21,373
TrustCo Bank Corp.*                                              3,784         47,565
U.S.B. Holding Company, Inc.*                                      534          8,998
UCBH Holdings, Inc.(a)                                           1,052         29,919
Umpqua Holdings Corp.*(a)                                        1,165         15,728
UNB Corp.*                                                         815         15,118
United Bankshares, Inc.*                                         2,174         62,742
United National Bancorp*(a)                                        902         21,657
W Holding Company, Inc.*                                         1,524         24,689
Washington Trust Bancorp, Inc.*                                    804         15,276
Waypoint Financial Corp.                                         1,731         26,103
Wesbanco, Inc.*(a)                                               1,033         21,827
West Coast Bancorp*                                              1,133         15,771
Westamerica BanCorp*                                             1,708         67,586
Whitney Holding Corp.*                                           1,374         60,250
Wintrust Financial Corp.                                           485         14,826
                                                                         ------------
                                                                            3,542,227

BIOTECHNOLOGY - 0.74%
Adolor Corp.*(a)                                                 1,853         33,261
Arena Pharmaceuticals, Inc.*(a)                                  1,067         12,836
Exelixis, Inc.*(a)                                               1,958         32,542
Intermune, Inc.*(a)                                              1,526         75,171
Medicines Company(a)                                             1,206         13,978
Neose Technologies, Inc.                                           600         21,972
Neurocrine Biosciences, Inc.*                                    1,301         66,754
Orchid Biosciences, Inc.(a)                                      2,294         12,617
Serologicals Corp.*                                                975         20,962


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------


                                                                SHARES      VALUE
                                                                ------      -----
BIOTECHNOLOGY - CONTINUED

Tanox, Inc.(a)                                                   1,254   $     23,202
Telik, Inc.*                                                     1,279         17,266
Transkaryotic Therapies, Inc.*(a)                                1,240         53,072
Trimeris, Inc.*(a)                                               1,014         45,600
Tularik, Inc.*                                                   1,141         27,407
                                                                         ------------
                                                                              456,640
BROADCASTING - 0.49%
Ackerley Communications, Inc.*(a)                                  977         17,097
ACTV, Inc.*(a)                                                   2,046          3,826
Beasley Broadcast Group, Inc., Class  A*(a)                        571          7,429
Crown Media Holdings, Inc., Class A*                             1,080         12,193
Cumulus Media, Inc., Class A*                                    1,809         29,270
Gray Communications Systems, Inc.*(a)                              755         10,479
LodgeNet Entertainment Corp.*                                      728         12,442
Paxson Communications Corp.*(a)                                  1,837         19,197
Pegasus Communications Corp., Class A(a)                         2,489         25,910
Proxim, Inc.*                                                    1,499         14,870
Regent Communications, Inc.*                                     1,669         11,266
Saga Communications, Inc., Class A*                                601         12,441
Salem Communications Corp., Class A*                               418          9,614
Sinclair Broadcast Group, Inc., Class A*(a)                      1,437         13,594
Sirius Satellite Radio, Inc.*(a)                                 2,996         34,843
Spanish Broadcasting Systems, Inc., Class A*                     2,395         23,687
World Wrestling Federation
  Entertainment, Inc., Class A*(a)                                 821         10,796
XM Satellite Radio Holdings, Inc., Class A*(a)                     786         14,431
Young Broadcasting, Inc., Class A*                               1,003         18,004
                                                                         ------------
                                                                              301,389
BUILDING MATERIALS & CONSTRUCTION - 0.78%
Apogee Enterprises, Inc.                                         1,627         25,739
Armstrong Holdings, Inc.*(a)                                     2,597          8,856
Butler Manufacturing Company*                                      306          8,476
Dycom Industries, Inc.*(a)                                       2,438         40,739
Elcor Corp.*                                                     1,010         28,068
EMCOR Group, Inc.*                                                 603         27,376
Haemonetics Corp.*                                               1,088         36,905
Harsco Corp.*                                                    2,173         74,534
Hughes Supply, Inc.                                              1,269         39,174
Lennox International, Inc.                                       2,490         24,153
LSI Industries, Inc.                                               925         16,095
NCI Building Systems, Inc.                                       1,094         19,364
Nortek, Inc.                                                       451         12,583
R.P.M., Inc.*                                                    5,505         79,602
Standard-Pacific Corp.*                                          1,420         34,535
U.S. Concrete, Inc.*                                             1,047          6,910
                                                                         ------------
                                                                              483,109
BUSINESS SERVICES - 4.38%
ABM Industries, Inc.                                               933         29,250
Administaff, Inc.*(a)                                            1,208         33,111
Advanced Marketing Services, Inc.(a)                               913         16,662
ADVO, Inc.*                                                      1,006         43,258
Amerco*                                                            730         13,739
American Management Systems, Inc.*                               2,377         42,976
Answerthink Consulting Group*(a)                                 2,100         13,713
Apropos Technology, Inc.*                                        3,663         11,502
Arbitron, Inc.*                                                  1,624         55,460
Armor Holdings, Inc.*                                              997         26,909
Banta Corp.                                                      1,300         38,376
Barra, Inc.*(a)                                                    644         30,326
Black Box Corp.*(a)                                              1,061         56,106
Bowne & Company, Inc.*                                           2,053         26,278
Bright Horizons Family Solutions, Inc.*(a)                         707         19,789
Brio Technology, Inc.*                                           1,144          3,295


                                                                SHARES      VALUE
                                                                ------      -----
BUSINESS SERVICES - CONTINUED
Career Education Corp.*(a)                                       2,239   $     76,753
Central Parking Corp.*(a)                                          891         17,499
Coinstar, Inc.*                                                  1,259         31,475
Corporate Executive Board Company*                               1,870         68,629
Costar Group, Inc.*                                                735         17,647
Cuno, Inc.                                                         795         24,248
DiamondCluster International, Inc., Class A(a)                   1,501         19,663
Digimarc Corp.*                                                    719         13,359
Eclipsys Corp.*                                                  2,408         40,334
eFunds Corp.*                                                    2,602         35,777
Electro Rent Corp.*                                                779         10,041
Entrust Technologies, Inc.(a)                                    2,901         29,561
F.Y.I., Inc.                                                       787         26,365
FactSet Research Systems, Inc.*(a)                               1,118         39,074
First Consulting Group                                             926         14,353
Forrester Research, Inc.                                           747         15,045
FTI Consulting Inc.                                                566         18,565
Gartner Group, Inc., Class A*(a)                                 4,452         52,044
Getty Images, Inc.*                                              1,825         41,938
Global Payments, Inc.*                                           1,890         65,016
Headwaters, Inc.*                                                1,444         16,548
Heidrick & Struggles International, Inc.*(a)                     1,051         19,076
HI/FN, Inc.*                                                       534          7,727
HNC Software, Inc.*(a)                                           1,960         40,376
Hooper Holmes, Inc.*                                             3,119         27,915
Information Holdings, Inc.(a)                                    1,191         33,717
Information Resources, Inc.*(a)                                  1,793         14,882
Insight Enterprises, Inc.*(a)                                    2,218         54,563
Intelidata Technologies Corp.*(a)                                3,128          8,852
Interactive Data Corp.*                                          1,983         28,040
Intervoice, Inc.*(a)                                             1,691         21,645
ITT Educational Services, Inc.*                                  1,295         47,747
Kelly Services, Inc., Class A                                      847         18,541
Kendle International, Inc.*(a)                                     522         10,524
Key3Media Group, Inc.                                            1,748          9,317
Korn/Ferry International                                         2,305         24,548
Kroll, Inc.*(a)                                                    794         11,989
Kronos, Inc.*                                                    1,051         50,847
Labor Ready, Inc.*                                               2,367         12,095
Learning Tree International, Inc.*                                 671         18,721
Legato Systems, Inc.*                                            4,905         63,618
Lightbridge, Inc.                                                1,437         17,460
MAXIMUS, Inc.(a)                                                   683         28,727
MedQuist, Inc.*                                                    648         18,954
Modis Professional Services, Inc.                                5,089         36,335
National Processing, Inc.(a)                                       381         12,383
Navigant Consulting Company*                                     3,208         17,644
New England Business Service, Inc.*                                859         16,450
Newpark Resources, Inc.(a)                                       3,719         29,380
Nextcard, Inc.                                                   1,470            764
On Assignment, Inc.                                              1,133         26,025
Paxar Corp.*                                                     2,101         29,834
PDI, Inc.*                                                         610         13,615
Penton Media, Inc.(a)                                            1,218          7,625
Per-Se Technologies, Inc.                                        1,675         18,006
Pre-Paid Legal Services, Inc.*(a)                                  796         17,432
Probusiness Services, Inc.(a)                                    1,100         20,680
Profit Recovery Group International, Inc.*(a)                    2,445         19,927
R.H. Donnelley Corp.*                                            1,604         46,596
Renaissance Learning, Inc.(a)                                      537         16,362
Rent-A-Center, Inc.                                                364         12,219
Resources Connection, Inc.                                         325          8,557
Right Management Consultants, Inc.                                 515          8,910
Rollins, Inc.*                                                     934         18,680


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------


                                                                 SHARES       VALUE
                                                                 ------       -----
BUSINESS SERVICES - CONTINUED
Sapient Corp.*                                                   4,509   $     34,809
Scansource, Inc.*(a)                                               342         16,279
Seachange International, Inc.(a)                                   928         31,663
SITEL Corp.*                                                     3,703          8,887
Sonicwall, Inc.*(a)                                              2,287         44,459
Sothebys Holdings, Inc., Class A*                                1,336         22,191
Spherion Corp.*                                                  3,120         30,451
StarTek, Inc.*                                                     498          9,437
Surmodics, Inc.                                                    762         27,783
Sykes Enterprises, Inc.*                                         1,182         11,040
Systems & Computer Technology Corp.*                             1,823         18,850
Teletech Holdings, Inc.*                                         2,272         32,558
TETRA Technologies, Inc.(a)                                      2,593         51,627
The Titan Corp.*(a)                                              3,281         81,861
TRC Companies, Inc.*(a)                                            289         14,450
URS Corp.*                                                         782         21,435
Vastera, Inc.*(a)                                                1,187         19,716
Wackenhut Corp.*                                                   504         12,499
Wallace Computer Series, Inc.*                                   2,007         38,113
Waste Connections, Inc.*(a)                                      1,461         45,276
Watson Wyatt & Company Holdings, Class A                           461         10,050
Zomax Optical Media, Inc.*                                       1,811         14,470
                                                                         ------------
                                                                            2,699,893

CHEMICALS - 1.61%
Airgas, Inc.*                                                    3,077         46,524
Albemarle Corp.*                                                 1,367         32,808
Amcol International Corp.                                        1,244          8,957
Arch Chemicals, Inc.*(a)                                         1,065         24,708
Calgon Carbon Corp.*                                             2,037         17,009
Cambrex Corp.*                                                   1,195         52,102
Chemfirst, Inc.                                                    704         16,875
Crompton Corp.*                                                  5,998         53,982
Cytec Industries, Inc.*                                          2,099         56,673
Dionex Corp.*                                                    1,123         28,648
Ferro Corp.(a)                                                   1,521         39,242
Georgia Gulf Corp.*                                              1,255         23,217
H.B. Fuller Company                                              1,545         44,450
IMC Global, Inc.                                                 5,777         75,101
MacDermid, Inc.*(a)                                              1,113         18,865
Martek Biosciences Corp.                                           900         19,575
Millennium Chemicals, Inc.*                                      3,378         42,563
Minerals Technologies, Inc.                                      1,049         48,925
Nl Industries, Inc.                                                690         10,536
Octel Corp.*                                                       532          9,576
Olin Corp.                                                       1,849         29,843
Omnova Solutions, Inc.                                           2,452         16,674
Polyone Corp.*                                                   4,187         41,032
Quaker Chemical Corp.*                                             511         10,527
Schulman, Inc.*                                                  1,624         22,168
Scotts Company, Class A(a)                                         840         39,984
Spartech Corp.*                                                    752         15,454
Stepan Chemical Company*                                           509         12,358
Techne Corp.*                                                    2,218         81,733
TETRA Technologies, Inc.(a)                                        685         14,351
Valence Technology, Inc.                                         2,736          9,220
WD-40 Company*(a)                                                  957         25,504
                                                                         ------------
                                                                              989,184

CELLULAR COMMUNICATIONS - 0.18%
AirGate PCS, Inc.*(a)                                              646         29,425
Alamosa Holdings, Inc.*(a)                                       3,657         43,628
UbiquiTel, Inc.*                                                 2,909         21,672
US Unwired, Inc., Class A                                        1,859         18,925
                                                                         ------------
                                                                              113,650


                                                                 SHARES       VALUE
                                                                 ------       -----
COLLEGES & UNIVERSITIES - 0.03%
Corinthian Colleges, Inc.*                                         482   $     19,709
                                                                         ------------

COMMERCIAL SERVICES - 0.03%
Rental Way, Inc.*                                                1,604          9,608
Resource America, Inc.*                                          1,095         10,227
                                                                         ------------
                                                                               19,835

COMPUTERS & BUSINESS EQUIPMENT - 2.56%
Act Manufacturing, Inc.*(a)                                        567            198
Actel Corp.*,                                                    1,331         26,500
Advanced Digital Information Corp.*                              3,321         53,269
Aether Systems, Inc.*(a),                                          886          8,151
Allen Telecom, Inc.*                                             1,475         12,537
Aspen Technology, Inc.*(a)                                       1,769         29,719
Auspex Systems Inc.*                                             2,105          3,789
Avanex Corp.*                                                    1,810         10,679
Avant Corp.*(a)                                                  2,222         45,529
Avici Systems, Inc.*(a)                                          3,635         10,578
Benchmark Electronics, Inc.                                      1,211         22,961
CACI, Inc., Class A*                                             1,026         40,512
Celeritek, Inc.*                                                   719          9,627
Chippac, Inc., Class A*(a)                                       2,053         15,233
Concurrent Computer Corp.*(a)                                    3,287         48,812
Crossroads Systems, Inc.                                         1,011          4,539
DMC Stratex Networks, Inc.*                                      4,473         34,800
Echelon Corp.*(a)                                                1,437         20,348
Falconstor Software, Inc.*(a)                                    2,344         21,237
FEI Company*                                                       904         28,485
FileNET Corp.*                                                   2,009         40,763
FSI International, Inc.*                                         1,450         13,369
Gerber Scientific, Inc.*                                         1,200         11,160
GTECH Holdings Corp.*                                            1,441         65,263
Handspring, Inc.(a)                                                971          6,544
Helix Technology Corp.*                                          1,291         29,112
Hutchinson Technology, Inc.*                                     1,504         34,923
Infocus Corp.(a)                                                 2,088         45,978
Integrated Circuit Systems, Inc.*                                1,429         32,281
Intergraph Corp.                                                 2,763         37,964
Interland, Inc.*                                                 1,587          3,349
Iomega Corp.*                                                    2,888         24,115
Ixia*(a)                                                         2,359         30,313
Mechanical Technology, Inc.                                      1,080          2,959
Mercury Computer Systems, Inc.                                   1,007         39,384
Metro One Telecomm, Inc.*                                          980         29,645
Micros Systems, Inc.*                                              938         23,544
Microtune, Inc.                                                  1,217         28,551
MTS Systems Corp.                                                1,411         14,265
NetIQ Corp.(a)                                                   2,158         76,091
Netro Corp.*                                                     1,993          7,314
Nuance Communications, Inc.*(a)                                  1,527         13,896
Oplink Communications, Inc.(a)                                   5,054          9,527
Packeteer, Inc.(a)                                               1,687         12,433
Perot Systems Corp., Class A*                                    3,368         68,775
Pinnacle Systems, Inc.                                           3,654         29,013
Plexus Corp.(a)                                                  2,220         58,963
QRS Corp.                                                          981         13,832
Radiant Systems, Inc.*                                             778          8,947
Radisys Corp.                                                    1,145         22,511
Rainbow Technologies, Inc.*                                      1,443         10,678
Read Rite Corp.*(a)                                              6,479         42,826
SCM Microsystems, Inc.*(a)                                       1,045         15,299
Sorrento Networks Corp.*(a)                                      1,590          5,708
Spectralink Corp.                                                  833         14,269


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------


                                                               SHARES        VALUE
                                                               ------        -----
COMPUTERS & BUSINESS EQUIPMENT - CONTINUED
Spectrasite Holdings, Inc.(a)                                    3,479   $     12,490
Standard Microsystems Corp.*                                       735         11,407
Stratos Lightwave, Inc.*                                         3,912         24,059
TALX Corp.*                                                        765         19,110
U.S. Wireless Corp.*(a)                                            294              0
Universal Access Global Holdings, Inc.*                          2,995         14,047
Universal Display Corp.*(a)                                        885          8,053
Verity, Inc.*                                                    1,551         31,408
Wave Systems Corp.(a)                                            3,898          8,731
Western Digital Corp.*                                          10,001         62,706
Western Multiplex Corp., Class A*                                2,663         14,380
                                                                         ------------
                                                                            1,577,458
CONSTRUCTION MATERIALS - 1.05%
Ameron International Corp.*                                        249         17,231
Applied Industrial Technologies, Inc.*                             894         16,673
Centex Construction Products, Inc.*                                417         13,365
Clarcor, Inc.*                                                   1,236         33,557
Dal-Tile International, Inc.*                                    3,018         70,168
Florida Rock Industries, Inc.*                                   1,036         37,897
Forest City Enterprises, Inc.*                                   1,473         57,005
Granite Construction, Inc.*                                      1,752         42,188
Griffon Corp.*                                                   1,513         22,695
Insituform Technologies, Inc., Class A(a)                        1,382         35,352
JLG Industries, Inc.                                             2,460         26,199
Oshkosh Truck Corp., Class B                                       907         44,216
Regal Beloit Corp.*                                              1,051         22,912
Roper Industries, Inc.*(a)                                       1,570         77,715
Simpson Manufacturing, Inc.*                                       391         22,404
Standex International Corp.*                                       753         16,378
Terex Corp.*                                                     1,687         29,590
Trinity Industries, Inc.*                                        1,927         52,357
USG Corp.*(a)                                                    1,815         10,382
                                                                         ------------
                                                                              648,284
CONSTRUCTION & MINING EQUIPMENT - 0.24%
Astec Industries, Inc.*                                            894         12,927
Carbo Ceramics, Inc.*                                              442         17,309
CDI Corp.*                                                         678         12,882
Dril-Quip, Inc.*                                                   531         12,797
Kaman Corp., Class A*                                            1,243         19,391
Offshore Logistics, Inc.*                                        1,118         19,856
Parker Drilling Company                                          4,672         17,240
RPC, Inc.*                                                         647         11,419
W H Energy Services, Inc.*                                       1,284         24,460
                                                                         ------------
                                                                              148,281
CONTAINERS & GLASS - 0.52%
Ball Corp.*                                                      1,485        104,989
Crown Cork & Seal, Inc.*                                         5,937         15,080
Earthshell Corp.*(a)                                             2,094          4,188
Greif Brothers Corp., Class A*                                     729         24,021
Longview Fibre Company*(a)                                       2,684         31,698
Mobile Mini, Inc.*                                                 676         26,445
Owens-Illinois, Inc.*                                            8,013         80,050
Silgan Holdings, Inc.                                              644         16,847
West Pharmaceutical Services, Inc.*(a)                             573         15,242
                                                                         ------------
                                                                              318,560
COSMETICS & TOILETRIES - 0.15%
Elizabeth Arden, Inc.*                                             756         11,544
Natures Sunshine Products, Inc.                                    691          8,112
Nu Skin Enterprises, Inc., Class A                               2,458         21,508
Regis Corp.*                                                     2,062         53,158
                                                                         ------------
                                                                               94,322


                                                               SHARES        VALUE
                                                               ------        -----
CRUDE PETROLEUM & NATURAL GAS - 0.24%
Cabot Oil & Gas Corp., Class A(a)                                1,571   $     37,782
Evergreen Resources, Inc.*(a)                                      900         34,749
Hydril Company                                                     766         13,505
Key Energy Services, Inc.                                        4,973         45,752
Nuevo Energy Company*                                            1,086         16,290
                                                                         ------------
                                                                              148,078
DOMESTIC OIL - 1.08%
3Tec Energy Corp.*                                                 963         13,482
Berry Petroleum Company, Class A                                   899         14,114
Chesapeake Energy Corp.*                                         7,475         49,410
Comstock Resources, Inc.*                                        1,700         11,900
Denbury Resources, Inc.(a)                                         928          6,784
EEX Corp.*(a)                                                    1,478          2,720
Energy Partners, Ltd.*                                           1,678         12,669
Frontier Oil Corp.*(a)                                           1,414         23,529
Grey Wolf, Inc.                                                  8,534         25,346
Holly Corp.*(a)                                                    473          9,105
Houston Exploration Company                                        527         17,697
Key Production, Inc.                                               851         14,467
Magnum Hunter Resources, Inc.*(a)                                1,683         13,969
Maverick Tube Corp.*                                             2,071         26,819
Meridian Resource Corp.*                                         2,762         11,020
Patina Oil & Gas Corp.                                             948         26,070
Petroquest Energy, Inc.(a)                                       1,303          6,932
Plains Resources, Inc.                                           1,414         34,799
Prima Energy Corp.*                                                601         13,072
Range Resources Corp.*                                           2,726         12,403
Remington Oil Gas Corp.*                                           998         17,265
Spinnaker Exploration Company                                    1,052         43,300
St. Mary Land & Exploration Company                              1,569         33,247
Stone Energy Corp.*                                              1,133         44,753
Swift Energy Company*                                            1,277         25,795
Syntroleum Corp.                                                 1,825         12,958
Tom Brown, Inc.                                                  1,773         47,889
Unit Corp.*                                                      2,165         27,928
Vintage Petroleum, Inc.*                                         2,648         38,264
Westport Resources Corp.(a)                                      1,734         30,085
                                                                         ------------
                                                                              667,791

DRUGS & HEALTH CARE - 6.87%
Abiomed, Inc.*(a)                                                  852         13,479
Accredo Health, Inc.*                                            1,434         56,930
Aclara Biosciences, Inc.*                                        2,201         11,159
Advanced Tissue Sciences, Inc.*(a)                               4,749         20,706
Albany Molecular Research, Inc.*                                 1,175         31,126
ALPHARMA, Inc., Class A*(a)                                      1,575         41,659
American Healthcorp Inc.*(a)                                       670         21,400
AmeriPath, Inc.*(a)                                              1,512         48,399
Amsurg Corp.*                                                    1,184         32,181
Amylin Pharmaceuticals, Inc.*(a)                                 3,211         29,348
Antigenics, Inc.(a)                                                835         13,694
Aphton Corp.*(a)                                                   900         13,140
Applied Molecular Evolution, Inc.*                               1,200         14,772
Ariad Pharmaceuticals, Inc.*                                     1,828          9,743
Arqule, Inc.*                                                    1,169         19,873
Arrow International, Inc.                                          555         22,167
Atrix Labatories, Inc.*                                          1,129         23,269
Avanir Pharmaceuticals, Class A*                                 3,547         15,110
Avant Immunotherapeutics, Inc.*(a)                               3,761         15,082
AVI Biopharma, Inc.*(a)                                            802          8,758
Avigen, Inc.(a)                                                  1,139         13,110
Beverly Enterprises, Inc.                                        5,236         45,030
Bio Technology General Corp.*                                    3,337         27,463
Bio-Rad Laboratories, Inc., Class A*                               430         27,219


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------


                                                               SHARES        VALUE
                                                               ------        -----
DRUGS & HEALTH CARE - CONTINUED
Biomarin Pharmaceutical, Inc.*                                   1,278   $     17,176
Biopure Corp., Class A*(a)                                         852         12,107
Biosite Diagnostics, Inc.*                                         680         12,492
Bone Care International, Inc.                                      667         11,426
Cardiodynamics International Corp.                               1,536         10,153
Cell Genesys, Inc.(a)                                            1,871         43,482
Cell Pathways, Inc.*(a)                                          1,645         11,449
Cell Therapeutics, Inc.*(a)                                      1,830         44,176
Cerus Corp.*(a)                                                    663         30,332
Charles River Laboratories
  International, Inc.*(a)                                        2,272         76,066
Chemed Corp.                                                       547         18,543
CIMA Laboratories, Inc.*                                           859         31,053
Coherent, Inc.*                                                  1,517         46,906
Conceptus, Inc.*                                                   531         12,532
Conmed Corp.*                                                    1,330         26,547
Connetics Corp.                                                  1,757         20,908
Cooper Company, Inc.*(a)                                           798         39,884
Corixa Corp.*(a)                                                 2,326         35,053
Corvas International, Inc.(a)                                    1,726         11,305
Covance, Inc.*(a)                                                3,227         73,253
Coventry Health Care, Inc.*                                      3,546         70,743
Cryolife, Inc.*                                                    907         27,210
Curis, Inc.*                                                     1,708          9,582
CV Therapeutics, Inc.*(a)                                        1,064         55,349
Cyberonics, Inc.*(a)                                             1,096         29,077
Cygnus, Inc.*                                                    2,261         11,870
Cytogen Corp.*                                                   4,321         13,006
Datascope Corp.*                                                   674         22,862
Decode Genetics, Inc.*                                           1,906         18,679
Dendreon Corp.*                                                  1,186         11,943
Diagnostic Products Corp.*                                       1,160         50,982
Digene Corp.*                                                      610         17,995
Diversa Corp.*                                                   1,640         23,206
Duane Reade, Inc.*                                                 593         17,997
Durect Corp., Inc.                                               1,254         14,534
Dusa Pharmaceuticals, Inc.*(a)                                   1,184          9,531
Dyax Corp.*                                                      1,181         12,956
Edwards Lifesciences Corp.*                                      3,217         88,886
Emisphere Technologies, Inc.*(a)                                   809         25,815
Endo Pharmaceutical Holdings, Inc.*                              1,311         15,299
Endocare, Inc.*(a)                                                 848         15,205
Entremed, Inc.*(a)                                               1,115          9,422
Enzo Biochem, Inc.*                                              1,204         28,294
Genaissance Pharmaceuticals, Inc.*(a)                            2,000          9,300
Gene Logic, Inc.*(a)                                             1,557         29,334
Genencor International, Inc.*                                      518          8,267
Genome Therapeutics Corp.*(a)                                    1,496         10,188
Genta, Inc.*(a)                                                  1,391         19,794
Gentiva Health Services, Inc.*                                   1,075         23,596
Genzyme Corp.-Biosurgery Division                                2,268         12,043
Genzyme Molecular Oncology*(a)                                     797          6,376
Geron Corp.*(a)                                                  1,378         11,989
Herbalife International, Inc., Class A                           1,103         15,685
I-STAT Corp.*(a)                                                 1,203          9,492
ICU Medical, Inc.                                                  380         16,910
IDEXX Laboratories, Inc.*(a)                                     1,798         51,261
IDX Systems Corp.                                                1,062         13,817
IGEN International, Inc.*(a)                                       697         27,950
ILEX Oncology, Inc.                                              1,692         45,752
Illumina, Inc.*(a)                                               1,063         12,501
Immune Response Corp.*(a)                                        1,677          2,247
Immunogen, Inc.*(a)                                              2,128         35,282
Immunomedics, Inc.*                                              2,040         41,330

                                                               SHARES        VALUE
                                                               ------        -----
DRUGS & HEALTH CARE - CONTINUED
Impath, Inc.*(a)                                                   848   $     37,744
Impax Laboratories, Inc.*(a)                                     1,036         13,924
INAMED Corp.*                                                      799         24,026
Inspire Pharmaceutical, Inc.*                                    1,121         15,795
Integra Lifesciences Holdings, Inc.*                               724         19,070
Interneuron Pharmaceuticals, Inc.*                               1,894         21,004
Intuitive Surgical, Inc.*(a)                                     1,789         17,944
Invacare Corp.*                                                  1,164         39,238
Kos Pharmaceuticals, Inc.*(a)                                      346         11,972
KV Pharmaceutical Company*(a)                                    1,267         41,127
Landauer, Inc.                                                     438         14,826
Lexicon Genetics, Inc.                                           1,843         21,268
Lifepoint Hospitals, Inc.                                        2,074         70,599
Louisiana Jolla Pharmaceutical Company*                          1,952         17,451
Luminex Corp.*(a)                                                  897         15,213
Magellan Health Services, Inc.                                   1,317          8,363
Matrix Pharmaceuticals                                           1,247          1,958
Maxim Pharmaceuticals, Inc.*(a)                                  1,605         11,074
Maxygen, Inc.*                                                   1,666         29,272
Med Design Corp.                                                   366          7,210
Mentor Corp.*                                                    1,136         32,444
MGI Pharma, Inc.*(a)                                             1,443         22,049
Microvision, Inc.*(a)                                              867         12,346
Mid-Atlantic Medical Services, Inc.*                             2,625         59,587
Molecular Devices Corp.(a)                                         869         18,136
NABI, Inc.                                                       2,368         24,438
NaPro BioTherapeutics, Inc.(a)                                   1,496         17,054
NBTY, Inc.(a)                                                    2,429         28,419
NDCHealth Corp.                                                  1,740         60,117
NeoPharm, Inc.*(a)                                                 741         18,562
Neurogen Corp.*                                                    827         14,456
Novoste Corp.(a)                                                   859          7,508
Ocular Sciences, Inc.(a)                                           907         21,133
Orasure Technologies, Inc.*(a)                                   1,461         17,751
Organogenesis, Inc.(a)                                           2,331         11,189
Owens & Minor, Inc.(a)                                           1,831         33,873
Pacificare Health Systems, Inc.(a)                               1,608         25,728
Parexel International Corp.                                      1,308         18,770
Pediatrix Med Group, Inc.(a)                                     1,138         38,601
Penwest Pharmaceuticals Company(a)                                 928         18,606
Peregrine Pharmaceuticals, Inc.                                  5,851         20,069
Perrigo Company                                                  3,327         39,325
Pharmaceutical Resources, Inc.(a)                                1,015         34,307
Pharmacopeia, Inc.*                                              1,162         16,140
Pharmacyclics, Inc.*                                               986          9,801
Pharmos Corp.(a)                                                 2,782          6,538
Polymedica Corp.*(a)                                               618         10,259
Possis Med, Inc.*(a)                                             1,104         19,232
Praecis Pharmaceuticals, Inc.*                                   3,443         20,038
Prime Hospitality Corp.*                                         2,501         27,636
PSS World Med, Inc.*                                             4,023         32,828
Regeneration Technologies, Inc.*                                   663          6,756
Rehabcare Group, Inc.*(a)                                          893         26,433
Renal Care Group, Inc.*                                          2,679         85,996
Respironics, Inc.*                                               1,663         57,606
Ribozyme Pharmaceuticals, Inc.*(a)                               1,629          7,444
Rigel Pharmaceuticals, Inc.*                                     1,740          8,091
Rightchoice Manage Care, Inc.*(a)                                  216         15,118
RLI Corp.                                                          358         16,110
Sangstat Medical Corp.*                                          1,096         21,525
Scios, Inc.*(a)                                                  2,442         58,046
Sequenom, Inc.(a)                                                1,770         18,886
Sierra Health Services, Inc.*                                    1,301         10,538
Sola International, Inc.*                                        1,259         24,425


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------


                                                                SHARES        VALUE
                                                                ------        -----
DRUGS & HEALTH CARE - CONTINUED
SonoSight, Inc.*                                                    549    $     14,104
STERIS Corp.*                                                     3,533          64,548
Sunrise Assisted Living, Inc.*(a)                                   987          28,732
Supergen, Inc.*                                                   1,162          16,640
Sybron Dental Specialties, Inc.*                                  2,059          44,433
Syncor International Corp.*                                       1,082          30,988
Texas Biotechnology Corp.*                                        2,462          16,003
Theragenics Corp.*                                                1,847          18,211
Thoratec Labs Corp.*                                              2,010          34,170
Titan Pharmaceuticals, Inc.*(a)                                   1,351          13,253
Transgenomic, Inc.*(a)                                              659           7,249
United Therapeutics Corp.(a)                                        811           8,442
Urologix, Inc.*(a)                                                  728          14,596
US Oncology, Inc.*(a)                                             5,522          41,636
Valentis, Inc.                                                    2,679           8,305
Vasomedical, Inc.*                                                3,607          13,346
Ventana Medical Systems, Inc.(a)                                    683          15,449
Versicor, Inc.*                                                     723          14,713
Vical, Inc.*                                                      1,249          15,288
Vidamed, Inc.*                                                    2,539          19,855
Vion Pharmaceuticals, Inc.*                                       2,309          10,183
VISX, Inc.*                                                       2,863          37,935
Vital Signs, Inc.*                                                  240           8,376
Wilson Greatbatch Technologies, Inc.*                               469          16,931
Zoll Medical Corp.*(a)                                              524          20,405
                                                                           ------------
                                                                              4,230,000
EDUCATIONAL SERVICES - 0.19%
Edison Schools, Inc., Class A*(a)                                 1,485          29,180
Education Management Corp.*(a)                                    1,161          42,086
Strayer Education, Inc.(a)                                          184           8,965
Sylvan Learning Systems, Inc.                                     1,742          38,446
                                                                           ------------
                                                                                118,677
ELECTRICAL EQUIPMENT - 1.50%
A.O. Smith Corp.*                                                   698          13,611
Active Power, Inc.*(a)                                            1,975          13,430
Advanced Energy Industries, Inc.*(a)                              1,066          28,398
AMETEK, Inc.*                                                     1,763          56,222
Anaren Microwave, Inc.*(a)                                        1,125          19,485
Anixter International, Inc.*(a)                                   1,460          42,355
Artesyn Technologies, Inc.*                                       2,282          21,245
Artisan Components, Inc.*                                           702          11,092
Baldor Electric Company(a)                                        1,335          27,901
Barnes Group, Inc.*(a)                                              917          21,999
Bei Technologies Inc.                                               735          12,818
Belden, Inc.*                                                     1,328          31,274
C-COR.Net Corp.                                                   1,906          27,770
Cable Design Technologies Corp.*                                  2,426          33,188
Cohu, Inc.*                                                       1,092          21,567
Dupont Photomasks, Inc.                                             242          10,515
EDO Corp.                                                           531          14,045
Electro Scientific Industries, Inc.*(a)                           1,518          45,555
Encore Wire Corp.*                                                1,030          12,463
Excel Technology, Inc.*(a)                                          684          11,902
FLIR Systems, Inc.                                                  605          22,942
General Cable Corp.*                                              1,970          25,807
General Electric Company*                                           244           9,780
Genlyte Group, Inc.*                                                641          19,076
H Power Corp.(a)                                                  1,100           3,432
Harman International Industries, Inc.(a)                          1,699          76,625
Lecroy Corp.                                                        433           7,881
Littelfuse, Inc.(a)                                               1,083          28,418
Magnetek, Inc.                                                    1,395          12,569
Methode Electronics, Inc., Class A                                2,077          16,616


                                                                SHARES        VALUE
                                                                ------        -----
ELECTRICAL EQUIPMENT - CONTINUED
National Service Industries, Inc.*                                1,925    $      3,889
Penn Engineering & Manufacturing Corp.*                             882          14,774
Rayovac Corp.*(a)                                                 1,125          19,800
Recoton Corp.*                                                      568           7,725
SLI, Inc.                                                         2,482           6,478
SPS Technologies, Inc.*                                             497          17,355
Thomas Industries, Inc.*                                            792          19,800
UCAR International, Inc.                                          2,922          31,265
Universal Electronics, Inc.*                                        910          15,661
Vialta, Inc., Class A*                                            1,625           2,015
Vicor Corp.*                                                      1,461          23,668
W.H. Brady Company, Class A*                                        984          36,014
Watsco, Inc.                                                        951          13,504
Woodhead Industries, Inc.                                           826          13,117
                                                                           ------------
                                                                                925,046
ELECTRIC UTILITIES - 1.29%
Avista Corp.*                                                     2,736          36,279
Central Vermont Public Service Corp.*                               738          12,325
CH Energy Group, Inc.*                                              917          39,862
Cleco Corp.*                                                      2,224          48,861
Connecticut Water Service, Inc.                                     669          19,782
DQE, Inc.*(a)                                                     2,836          53,685
El Paso Electric Company*                                         2,953          42,819
Empire District Electric Company*                                   984          20,664
Hawaiian Electric Industries, Inc.                                1,877          75,606
Madison Gas & Electric Company                                      960          25,392
Montana Power Company*                                            6,034          34,696
Newpower Holdings, Inc.                                           1,988           1,471
Otter Tail Power Company                                          1,300          37,882
Public Service Company of New Mexico                              2,060          57,577
RGS Energy Group, Inc.*(a)                                        1,878          70,613
Sierra Pacific Resources*(a)                                      5,312          79,946
SJW Corp.*                                                          153          13,049
UIL Holding Corp.*                                                  708          36,320
Unisource Energy Corp.*                                           1,704          30,996
WPS Resources Corp.*(a)                                           1,566          57,237
                                                                           ------------
                                                                                795,062
ELECTRONICS - 2.14%
Adaptec, Inc.*                                                    5,670          82,215
Anadigics, Inc.*                                                  1,749          26,672
Analogic Corp.*                                                     387          14,903
AstroPower, Inc.*(a)                                                720          29,110
Asyst Technologies, Inc.*(a)                                      1,908          24,346
Avid Technology, Inc.*                                            1,430          17,375
Bell Microproducts, Inc.*(a)                                        718           9,061
Brooks Automation, Inc.(a)                                        1,009          41,036
C & D Technologies, Inc.                                          1,560          35,646
Checkpoint Systems, Inc.*(a)                                      1,535          20,569
CTS Corp.*(a)                                                     1,780          28,302
Cubic Corp.*                                                        346          17,771
Cymer, Inc.*                                                      1,717          45,895
Daktronics, Inc.*                                                 1,037           8,763
DDI Corp.*                                                        2,353          23,154
DSP Group, Inc.*                                                  1,374          31,959
Electronics For Imaging, Inc.*                                    2,888          64,431
Franklin Electric, Inc.*                                            251          20,582
Identix, Inc.*(a)                                                 2,179          31,792
Ii Vi, Inc.*                                                        696          11,992
Interlogix, Inc.*(a)                                              1,152          44,548
Intermagnetics General Corp.*(a)                                    726          18,803
Intermediate Telephone, Inc.*(a)                                  1,030          19,797
Itron, Inc.(a)                                                      808          24,482
Lightpath Technologies, Inc., Class A*(a)                         2,099           7,451


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------


                                                                SHARES        VALUE
                                                                ------        -----
ELECTRONICS - CONTINUED
Lufkin Industries, Inc.(a)                                          328    $      8,790
Maxwell Technologies, Inc.*                                         770           7,546
Merix Corp.*                                                        818          14,111
Nanometrics, Inc.*                                                  399           7,741
Nu Horizons Electronics Corp.                                       771           7,926
Park Electrochemical Corp.                                          873          23,047
Pemstar, Inc.*                                                    1,267          15,204
Photon Dynamics, Inc.(a)                                            756          34,511
Pixelworks, Inc.(a)                                               1,332          21,392
Planar Systems Inc.*(a)                                             695          14,665
Research Frontiers, Inc.*(a)                                        614          10,291
Rogers Corp.*                                                       811          24,573
SBS Technologies, Inc.*                                             998          14,541
Sequa Corp., Class A                                                204           9,694
Silicon Graphics, Inc.*                                           9,215          19,352
Silicon Storage Technology, Inc.                                  4,116          39,678
Somera Communications, Inc.*                                      2,085          15,742
Supertex, Inc.                                                      575          10,068
Technitrol, Inc.*(a)                                              1,580          43,640
Thomas & Betts Corp.*                                             3,083          65,205
Trimble Navigation, Ltd.*(a)                                      1,511          24,493
Tripath Imaging, Inc.*(a)                                         1,774          13,358
United Industrial Corp.*                                            711          11,909
Varian, Inc.*(a)                                                  1,668          54,110
Viasystems Group, Inc.*                                           2,842           1,791
X-Rite, Inc.*                                                     1,187          10,101
Zebra Technologies Corp., Class A*(a)                             1,425          79,102
Zygo Corp.                                                          896          14,246
                                                                           ------------
                                                                              1,317,482
ENERGY - 0.16%
Covanta Energy Corp.*                                             2,846          12,864
Energen Corp.*                                                    1,461          36,013
Fuelcell Energy, Inc.                                             1,742          31,600
Proton Energy Systems, Inc.*(a)                                   2,112          17,424
                                                                           ------------
                                                                                 97,901
FINANCIAL SERVICES - 1.58%
Actrade Financial Technologies, Ltd.*(a)                            390          11,486
Advanta Corp., Class A*(a)                                        1,706          16,958
Amcore Financial, Inc.*                                           1,304          29,144
Annaly Mortgage Management, Inc., REIT                            3,209          51,344
BKF Capital Group Inc.*                                             467          13,403
Cash America International, Inc.                                  1,633          13,881
Charter Municipal Mortgage
  Acceptance Company, SBI                                         1,806          29,347
Clark/Bardes, Inc.*                                                 611          15,416
Community Bank Systems, Inc.*                                       547          14,331
Delphi Financial Group, Inc.*(a)                                    701          23,343
Downey Financial Corp.(a)                                         1,033          42,611
DVI, Inc.*(a)                                                       807          13,880
Federal Agricultural Mortgage Corp., Class C*                       481          19,481
Financial Federal Corp.(a)                                          636          19,875
First Charter Corp.*(a)                                           1,732          30,847
First Financial Holdings, Inc.                                      706          17,064
First Republic Bank                                                 682          16,470
Firstfed Financial Corp.                                            973          24,938
Flushing Financial Corp.                                            778          13,848
Harbor Florida Bancshares, Inc.                                   1,258          21,386
International Bancshares Corp.*                                     942          39,705
Investors Real Estate Trust, SBI*(a)                              1,937          18,208
J.D. Edwards & Company*(a)                                        5,343          87,892
Jeffries Group, Inc.*(a)                                          1,258          53,226
Jones Lang Lasalle, Inc.(a)                                       1,804          32,562
Ladenburg Thalmann Financial Services, Inc.*(a)                     332             289


                                                                SHARES        VALUE
                                                                ------        -----
FINANCIAL SERVICES - CONTINUED
NBT Bancorp, Inc.*                                                1,269    $     18,388
NCO Group, Inc.(a)                                                1,168          26,747
Oceanfirst Financial Corp.*                                         592          14,303
Ocwen Financial Corp.                                             1,986          16,841
PennFed Financial Services, Inc.*                                   313           7,769
Seacoast Financial Services Corp.*                                1,195          20,494
Student Loan Corp.                                                  234          18,860
SWS Group, Inc.*(a)                                                 762          19,393
The Intercept Group, Inc.*(a)                                       828          33,865
Thornburg Mortgage Asset Corp.*                                   1,606          31,638
Triad Guaranty, Inc.                                                443          16,068
UMB Financial Corp.*                                                881          35,238
United Community Financial Corp.*                                 1,779          12,809
Westcorp, Inc.*                                                     507           9,466
WFS Financial, Inc.*                                                555          13,326
WSFS Financial Corp.                                                476           8,259
                                                                           ------------
                                                                                974,399
FOOD & BEVERAGES - 1.54%
American Italian Pasta Company, Class A*                            961          40,391
Aurora Foods, Inc.*(a)                                            1,372           6,929
Bob Evans Farms, Inc.*                                            1,984          48,747
Boston Beer, Inc.*                                                  567           9,724
Corn Products International, Inc.*                                1,915          67,504
Dean Foods Company*(a)                                            2,167         147,789
Del Monte Foods Company*                                          1,724          14,671
Dole Food, Inc.*                                                  2,259          60,609
Dreyers Grand Ice Cream, Inc.*                                    1,089          41,937
Farmer Brothers Company*                                             48          12,720
Fisher Communications, Inc.*                                        226           9,944
Fleming Companies, Inc.(a)                                        2,241          41,458
Flowers Foods, Inc.*                                                938          37,445
Hain Celestial Group, Inc.*(a)                                    1,383          37,977
International Multifoods Corp.*(a)                                  938          22,418
Interstate Bakeries Corp.*                                        1,538          37,189
J & J Snack Foods Corp.                                             344           8,411
J. M. Smucker Company(a)                                          1,041          36,831
Lance, Inc.                                                       1,470          21,006
Performance Food Group Company*                                   2,364          83,142
Pilgrims Pride Corp.                                                861          11,667
Ralcorp Holdings, Inc.                                            1,670          37,909
Robert Mondavi Corp., Class A(a)                                    420          15,960
Sensient Technologies Corp.*(a)                                   2,516          52,358
The Steak & Shake Company*                                        1,451          16,019
Triarc Companies, Inc., Class A*                                    573          13,924
United Natural Foods, Inc.*                                         618          15,450
                                                                           ------------
                                                                                950,129
FOREST PRODUCTS - 0.34%
American Woodmark Corp.*(a)                                         277          14,889
Caraustar Industries, Inc.                                        1,955          13,548
Louisiana Pacific Corp.*                                          5,481          46,260
Pope & Talbot, Inc.*                                                830          11,828
Rayonier, Inc.                                                    1,460          73,686
Universal Fast Products, Inc.*                                      803          16,807
Wausau-Mosinee Paper Corp.                                        2,675          32,367
                                                                           ------------
                                                                                209,385
FUNERAL SERVICES - 0.06%
Stewart Enterprises, Inc., Class A                                5,665          33,933
                                                                           ------------

FURNITURE & FIXTURES - 0.28%
Furniture Brands International, Inc.                              2,703          86,550
Kimball International, Inc., Class B                              2,038          30,876
La-Z-Boy, Inc.*                                                   2,570          56,077
                                                                           ------------
                                                                                173,503


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------


                                                                SHARES        VALUE
                                                                ------        -----
GAS & PIPELINE UTILITIES - 1.40%
AGL Resources, Inc.*                                              2,853    $     65,676
American States Water Company*                                      633          22,123
Atmos Energy Corp.                                                2,105          44,731
California Water Service Group*                                     786          20,240
Cascade Natural Gas Corp.*                                          792          17,464
Middlesex Water Company                                             525          17,808
New Jersey Resources Corp.*(a)                                      963          45,068
Northwest Natural Gas Company                                     1,317          33,584
Northwestern Corp.(a)                                             1,418          29,849
NUI Corp.*                                                          766          18,154
ONEOK, Inc.(a)                                                    2,774          49,488
Peoples Energy Corp.                                              1,806          68,502
Philadelphia Suburban Corp.                                       3,026          68,236
Piedmont Natural Gas, Inc.                                        1,591          56,958
Semco Energy, Inc.*(a)                                            1,276          13,717
South Jersey Industries, Inc.*                                      647          21,092
Southern Union Company*                                           1,911          36,042
Southwest Gas Corp.*(a)                                           1,540          34,419
Southwestern Energy Company*                                      1,493          15,527
The Laclede Group, Inc.                                             959          22,920
Transmontaigne, Inc.*                                             1,634           8,905
UGI Corp.                                                         1,445          43,639
Western Gas Resources, Inc.                                       1,094          35,358
WGL Holdings, Inc.*(a)                                            2,528          73,489
                                                                           ------------
                                                                                862,989
HEALTHCARE PRODUCTS - 0.22%
Advanced Neuromodulation
  Systems, Inc.*(a)                                                 348          12,267
Apria Healthcare Group, Inc.*                                     2,185          54,603
Arthrocare Corp.*(a)                                              1,199          21,498
Bruker Daltonics, Inc.*(a)                                        2,599          42,494
Inverness Medical Innovations, Inc.*(a)                             260           4,693
                                                                           ------------
                                                                                135,555
HEALTHCARE SERVICES - 0.05%
CorVel Corp.*                                                       376          12,314
National Healthcare Corp.                                           564           8,669
Select Medical Corp.*                                               502           8,072
                                                                           ------------
                                                                                 29,055
HOLDINGS COMPANIES/CONGLOMERATES - 0.08%
Horace Mann Educators Corp.                                       2,203          46,748
                                                                           ------------

HOMEBUILDERS - 0.58%
Beazer Homes USA, Inc.(a)                                           464          33,951
Champion Enterprises, Inc.*(a)                                    2,717          33,446
Crossmann Communities, Inc.(a)                                      336          11,088
Hovnanian Enterprises, Inc., Class A*(a)                            902          19,195
M.D.C. Holdings, Inc.*                                              955          36,090
NVR, Inc.*                                                          319          65,076
Palm Harbor Homes, Inc.*(a)                                         934          22,369
Ryland Group, Inc.                                                  669          48,971
Schottenstein Homes, Inc.                                           366          18,216
Toll Brothers, Inc.*(a)                                           1,159          50,880
Walter Industries Inc.                                            1,740          19,679
                                                                           ------------
                                                                                358,961
HOTELS & RESTAURANTS - 1.62%
AFC Enterprises, Inc.*                                              486          13,798
Alliance Gaming Corp.*(a)                                           806          23,688
Applebees International, Inc.                                     1,769          60,500
Argosy Gaming Corp.*                                              1,166          37,918
Aztar Corp.*                                                      1,948          35,648
Boca Resorts, Inc., Class A                                       1,533          20,082


                                                                SHARES        VALUE
                                                                ------        -----
HOTELS & RESTAURANTS - CONTINUED
Boyd Gaming Corp.*                                                1,331    $      8,651
Buca, Inc.*(a)                                                      835          13,535
California Pizza Kitchen, Inc.*(a)                                  836          20,691
CBRL Group, Inc.*                                                 2,918          85,906
CEC Entertainment, Inc.*                                          1,479          64,174
Choice Hotels, Inc.*                                              1,696          37,566
Crestline Capital Corp.                                             760          23,606
IHOP Corp.*(a)                                                      937          27,454
Isle of Capri Casinos, Inc.*(a)                                   1,326          17,742
Jack In the Box, Inc.*                                            1,931          53,180
Landrys Seafood Restaurant, Inc.                                    759          14,155
Lone Star Steakhouse & Saloon, Inc.*                              1,181          17,514
Luby's Cafeterias, Inc.                                           1,269           7,246
Marcus Corp.*                                                     1,050          14,857
Motor Gaming Group Inc.*                                          1,132          18,112
O'Charley's, Inc.*                                                  917          16,974
Panera Bread Company, Class A*(a)                                   528          27,477
Papa Johns International, Inc.(a)                                   887          24,375
PF Changes China Bistro, Inc.*(a)                                   472          22,326
RARE Hospitality International, Inc.*                             1,285          28,964
Ruby Tuesday, Inc.*                                               3,422          70,596
Ryan's Family Steak Houses, Inc.*                                 1,569          33,969
Shuffle Master, Inc.*(a)                                            940          14,730
Sonic Corp.*                                                      1,111          39,996
Station Casinos, Inc.*(a)                                         1,919          21,474
The Cheesecake Factory, Inc.*                                     2,015          70,062
Trendwest Resorts, Inc.*(a)                                         445          11,267
Wyndham International, Inc., Class A*                             6,900           3,864
                                                                           ------------
                                                                              1,002,097
HOUSEHOLD APPLIANCES - 0.44%
Bassett Furniture Industries Inc.*                                  639           8,952
Blyth Industries, Inc.(a)                                         1,877          43,640
Foamex International, Inc.(a)                                       970           7,857
KB HOME(a)                                                        2,193          87,939
Libbey, Inc.*                                                       883          28,830
Mission West Properties, Inc.*                                    1,123          14,285
National Presto Industries Inc.                                     317           8,797
Schuler Homes Inc., ADR                                           1,600          31,760
Stanley Furniture, Inc.*                                            326           7,749
The Toro Company*                                                   641          28,845
                                                                           ------------
                                                                                268,654
HOUSEHOLD PRODUCTS - 0.47%
Applica, Inc.*                                                    1,101           9,920
Bel Fuse, Inc., Class B(a)                                          619          15,506
Boyds Collection, Ltd.*                                           3,164          21,420
Church & Dwight, Inc.                                             2,006          53,420
Dial Corp.                                                        5,147          88,271
Martha Stewart Living
  Omnimedia, Inc., Class A(a)                                       531           8,735
Playtex Products, Inc.*                                           1,690          16,478
Topps, Inc.*                                                      2,056          24,980
Tupperware Corp.                                                  2,768          53,284
                                                                           ------------
                                                                                292,014
INDUSTRIAL MACHINERY - 1.79%
AGCO Corp.*                                                       3,551          56,035
Albany International Corp., Class A(a)                              973          21,114
AptarGroup, Inc.                                                  1,756          61,513
Briggs & Stratton Corp.*(a)                                       1,131          48,294
Circor International, Inc.*                                         489           9,022
Cognex Corp.*                                                     1,767          45,253
Donaldson Company, Inc.*                                          2,113          82,069
Energy Conversion Devices, Inc.*(a)                                 869          16,485
Flow International Corp.*                                           760           9,401


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------


                                                                SHARES        VALUE
                                                                ------        -----
INDUSTRIAL MACHINERY - CONTINUED
Flowserve Corp.                                                   2,357    $     62,720
Gardner Denver, Inc.*                                               813          18,146
Gorman Rupp Company*                                                589          15,815
Graco, Inc.                                                       1,697          66,268
Idex Corp.*(a)                                                    1,637          56,476
Kadant, Inc.                                                        587           8,512
Kaydon Corp.                                                      1,473          33,408
Kennametal, Inc.                                                  1,646          66,284
Lindsay Manufacturing Company*                                      614          11,881
Manitowoc, Inc.*(a)                                               1,384          43,042
Milacron, Inc.                                                    1,099          17,375
Mueller Industry, Inc.                                            1,605          53,366
NACCO  Industries, Inc., Class A*                                   318          18,059
Osmonics, Inc.                                                      587           8,230
Presstek, Inc.*                                                   1,743          15,983
Quixote Corp.*                                                      503           9,557
Roanoke Electric Steel Corp.*                                       895          12,351
Robbins & Myers, Inc.                                               520          12,173
Semitool, Inc.*                                                     887          10,183
Stewart & Stevenson Services, Inc.*                               1,409          26,503
Tecumseh Products Company, Class A*(a)                              814          41,213
Tennant Company*                                                    521          19,329
Tredegar Industries, Inc.*                                          849          16,131
Triumph Group, Inc.*                                                849          27,593
U.S. Industries, Inc.*                                            4,181          10,703
UNOVA, Inc.*(a)                                                   2,552          14,802
Valmont Industries, Inc.*                                           728          10,527
Watts Industries, Inc., Class A*                                    994          14,910
Woodward Governor Company*(a)                                       502          29,241
                                                                           ------------
                                                                              1,099,967
INDUSTRIALS - 0.01%
Hexcel Corp.                                                      1,008           3,105
Terremark Worldwide, Inc.*                                        6,821           3,888
                                                                           ------------
                                                                                  6,993
INSURANCE - 1.74%
Alfa Corp.                                                        2,076          46,585
American Physicians Capital Inc.*                                   732          15,921
Amerus Group Company                                              2,240          80,282
Argonaut Group, Inc.(a)                                           1,320          25,832
Baldwin & Lyons, Inc., Class B*                                     419          10,726
Brown & Brown, Inc.*                                              2,331          63,636
Capitol Transamerica Corp.(a)                                       442           7,271
CenturyBusiness Services, Inc.*                                   4,693          10,794
Citizens, Inc. Class A*                                           1,084          13,713
CNA Surety Corp.*(a)                                                864          13,392
Commerce Group, Inc.                                              1,290          48,620
Crawford & Company, Class B*                                      2,129          24,952
FBL Financial Group, Inc., Class A*                                 662          11,042
First American Financial Corp.                                    3,601          67,483
Fremont General Corp.*(a)                                         3,078          24,070
Harleysville Group, Inc.                                          1,644          39,275
Hilb, Rogal & Hamilton Company*                                     738          41,365
Kansas City Life Insurance Company*                                 340          12,614
Landamerica Financial Group, Inc.                                 1,019          29,245
Liberty Corp.                                                       801          32,961
Midland Company                                                     181           7,928
National Western Life Insurance
  Company, Class A                                                  105          11,676
Ohio Casualty Corp.                                               3,054          49,017
Philadelphia Consolidated Holding Corp.*                            646          24,361
PICO Holdings, Inc.*                                                593           7,412
PMA Capital Corp., Class A                                          802          15,479
Presidential Life Corp.*                                          1,130          23,233


                                                                SHARES        VALUE
                                                                ------        -----
INSURANCE - CONTINUED
Proassurance Corp.*(a)                                            1,342    $     23,592
SCPIE Holdings, Inc.(a)                                             559          16,351
Selective Insurance Group, Inc.*                                  1,457          31,661
Stancorp Financial Group, Inc.*                                   1,586          74,938
State Auto Financial Corp.*                                         604           9,809
Stewart Information Services Corp.                                  748          14,773
UICI*                                                             2,192          29,592
United Fire & Casualty Company*                                     299           8,560
Universal American Financial Corp.                                2,697          18,313
Vesta Insurance Group, Inc.                                       2,441          19,528
W.R. Berkley Corp.*                                               1,110          59,607
Zenith National Insurance Corp.*                                    318           8,885
                                                                           ------------
                                                                              1,074,494
INTERNATIONAL OIL - 0.02%
Trico Marine Services, Inc.                                       1,581          11,937
                                                                           ------------

INTERNET CONTENT - 0.31%
Alloy, Inc.*(a)                                                     696          14,985
Digital Insight Corp.*(a)                                         1,510          33,764
DigitalThink, Inc.*                                               1,539          16,621
Hotjobs.com, Ltd.*                                                1,795          18,650
InfoSpace, Inc.*(a)                                              11,961          24,520
Internet Capital Group, Inc.(a)                                   8,049           9,739
ITXC Corp.(a)                                                     1,269           9,124
Multex.com, Inc.                                                  1,907           8,582
Safeguard Scientifics, Inc.*                                      6,870          24,045
Websense, Inc.*                                                     931          29,857
                                                                           ------------
                                                                                189,887
INTERNET RETAIL - 0.15%
Freemarkets, Inc.*(a)                                             1,697          40,677
Global Sports, Inc.(a)                                              812          16,199
Priceline.com, Inc.(a)                                            5,970          34,746
                                                                           ------------
                                                                                 91,622
INTERNET SERVICE PROVIDER - 0.22%
Digitas, Inc.*                                                      934           3,755
Internap Network Services Corp.*                                  6,451           7,483
Overture Service, Inc.                                            1,067          37,804
Register.com, Inc.*(a)                                            1,259          14,479
S1 Corp.*                                                         3,334          53,944
Starmedia Network, Inc.*                                          1,638             622
Trizetto Group, Inc.*(a)                                          1,396          18,316
                                                                           ------------
                                                                                136,403
INTERNET SOFTWARE - 0.96%
Agile Software Corp.*                                             1,883          32,425
Akamai Technologies, Inc.*(a)                                     4,223          25,085
Art Technology Group, Inc.*                                       3,657          12,726
AsiaInfo Holdings, Inc.*                                          1,580          27,524
Centillium Communications, Inc.*                                  1,328          10,438
Clarent Corp.                                                     1,351           7,255
Digex, Inc., Class A*                                             2,362           7,062
E.piphany, Inc.*                                                  3,574          31,129
Espeed, Inc., Class A(a)                                          1,104           9,141
F5 Networks, Inc.*(a)                                             1,129          24,319
Genuity, Inc., Class A*(a)                                        8,112          12,817
Inktomi Corp.*(a)                                                 6,656          44,662
Keynote Systems, Inc.*(a)                                         1,498          14,006
Liberate Technologies, Inc.*                                      5,744          65,941
Macromedia, Inc.*                                                 3,106          55,287
PC-Tel, Inc.*                                                     1,085          10,535
Portal Software, Inc.*(a)                                         4,123           8,576
Sonicblue, Inc.*                                                  5,912          23,884
Stellent, Inc.(a)                                                 1,116          32,989


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------


                                                                SHARES        VALUE
                                                                ------        -----
INTERNET SOFTWARE - CONTINUED
VeriSign, Inc.*                                                   1,353    $     51,468
Vitria Technology, Inc.*                                          4,002          25,573
Watchguard Technologies, Inc.                                     1,358           8,841
WebEx Communications, Inc.(a)                                     1,025          25,471
WebMethods, Inc.*(a)                                              1,481          24,822
                                                                           ------------
                                                                                591,976
INVESTMENT COMPANIES - 0.36%
Affiliated Managers Group, Inc.*                                  1,177          82,955
American Capital Strategies, Ltd.                                 1,708          48,422
Gabelli Asset Management, Inc., Class A*                            330          14,256
Medallion Financial Corp.*                                          911           7,197
Raymond James Financial, Inc.*(a)                                 1,974          70,116
                                                                           ------------
                                                                                222,946
LEISURE TIME - 0.84%
4Kids Entertainment, Inc.*(a)                                       428           8,573
Action Performance Companies, Inc.*(a)                              854          26,141
Ambassadors International, Inc.*                                    606          12,720
AMC Entertainment, Inc.*                                          1,162          13,944
Arctic Cat, Inc.*                                                   997          16,949
Bally Total Fitness Holding Corp.*(a)                             1,407          30,335
Championship Auto Racing Team, Inc.*(a)                             848          13,644
Concord Camera Corp.*                                             2,230          17,662
Dover Downs Entertainment, Inc.*                                  1,064          16,279
Gaylord Entertainment Company                                     1,153          28,364
Handleman Company                                                 1,308          19,424
Hollywood Entertainment Corp.*(a)                                 2,476          35,382
International Game Technology                                       732          49,995
K2, Inc.*                                                         1,303           9,395
Magna Entertainment Corp., Class A                                1,284           8,988
Movie Gallery, Inc.                                                 392           9,549
Navigant International Inc.*                                        713           8,164
Parkervision, Inc.(a)                                               614          12,894
Penn National Gaming, Inc.*(a)                                      585          17,749
Pinnacle Entertainment, Inc.                                      1,301           7,845
SCP Pool Corp.*                                                   1,132          31,073
Speedway Motorsports, Inc.(a)                                       773          19,541
Sturm Ruger & Company, Inc.                                       1,138          13,633
THQ, Inc.*(a)                                                     1,336          64,756
Vail Resorts, Inc.(a)                                               520           9,220
WMS Industries, Inc.*                                             1,057          21,140
                                                                           ------------
                                                                                523,359
LIFE SCIENCES - 0.18%
Acacia Research Corp.*(a)                                         1,254          13,882
Incyte Pharmaceuticals, Inc.*                                     3,567          69,771
Symyx Technologies, Inc.                                          1,496          31,775
                                                                           ------------
                                                                                115,428
MANUFACTURING - 0.50%
Acuity Brands, Inc.                                               1,925          23,292
CoorsTek, Inc.                                                      526          16,748
Esco Technologies, Inc.                                             669          23,074
Lancaster Colony Corp.*                                           1,534          54,472
Lydall, Inc.*                                                     1,103          11,030
Mathews International Corp., Class A                              1,686          41,442
Mine Safety Appliances Company(a)                                   469          18,830
Nordson Corp.                                                     1,233          32,564
TTM Technologies, Inc.*                                             556           5,627
York International Corp.*                                         2,064          78,700
                                                                           ------------
                                                                                305,779
MEDICAL-HOSPITALS - 0.21%
American Medical Systems Holdings, Inc.*                          1,853          38,339
DIANON Systems, Inc.*(a)                                            538          32,710
Novavax, Inc.                                                       776          10,942


                                                                SHARES        VALUE
                                                                ------        -----
MEDICAL-HOSPITALS - CONTINUED
Province Healthcare Company*(a)                                   1,689    $     52,122
                                                                           ------------
                                                                                134,113
METAL & METAL PRODUCTS - 0.11%
Commercial Metals Company                                           584          20,428
Lawson Products, Inc.*                                              248           6,448
Timken Company*                                                   2,606          42,165
                                                                           ------------
                                                                                 69,041
MINING - 0.33%
Brush Wellman, Inc.*                                                996          14,183
Century Aluminum Company*                                           655           8,751
Cleveland-Cliffs, Inc.*                                             698          12,773
Kaiser Aluminum Corp.                                             1,502           2,433
Lincoln Electric Holding, Inc.*                                   1,670          40,815
Penn Virginia Corp.                                                 478          16,300
RTI International Metals, Inc.*                                   1,444          14,368
Southern Peru Copper Corp.*                                       1,236          14,770
Stillwater Mining Company*                                        2,134          39,479
Titanium Metals Corp.*                                            2,292           9,145
USEC, Inc.*                                                       4,403          31,526
                                                                           ------------
                                                                                204,543
MOBILE HOMES - 0.08%
Coachmen Industries, Inc.*(a)                                       978          11,736
Fleetwood Enterprises, Inc.(a)                                    2,003          22,694
Skyline Corp.*                                                      474          15,286
                                                                           ------------
                                                                                 49,716
NEWSPAPERS - 0.19%
Journal Register Company                                          1,463          30,781
Lee Enterprises, Inc.                                             2,334          84,888
                                                                           ------------
                                                                                115,669
OFFICE FURNISHINGS & SUPPLIES - 0.30%
Ikon Office Solutions, Inc.*                                      7,718          90,223
Office Max, Inc.                                                  5,556          25,002
The Standard Register Company*                                      637          11,804
United Stationers,  Inc.*                                         1,712          57,609
                                                                           ------------
                                                                                184,638
PAPER - 0.22%
Buckeye Technologies, Inc.(a)                                     1,240          14,260
Chesapeake Corp.                                                    804          22,359
Deltic Timber Corp.                                                 596          16,330
Ivex Packaging Corp.*                                               956          18,164
P.H. Glatfelter Company                                             904          14,084
Potlatch Corp.*(a)                                                1,430          41,928
Rock-Tenn Company, Class A*                                         652           9,389
                                                                           ------------
                                                                                136,514
PETROLEUM SERVICES - 0.52%
Atwood Oceanics, Inc.*(a)                                           529          18,436
Cal Dive International, Inc.*                                     1,823          44,992
Input/Output, Inc.*                                               2,837          23,292
Lone Star Technologies, Inc.(a)                                   1,476          25,978
Oceaneering International, Inc.*                                  1,184          26,190
Osca, Inc., Class A                                                 431           8,986
Pure Resources, Inc.*                                               787          15,819
SEACOR SMIT, Inc.*                                                  888          41,203
Seitel, Inc.*                                                     1,292          17,571
Superior Energy Services, Inc.                                    2,525          21,841
Tesoro Petroleum Corp.                                            2,035          26,679
Universal Compression Holdings, Inc.*                               578          17,045
Veritas DGC, Inc.*(a)                                             1,829          33,836
                                                                           ------------
                                                                                321,868
PHARMACEUTICALS - 0.65%
aaiPharma, Inc.*                                                    588          14,794

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------


                                                                SHARES        VALUE
                                                                ------        -----
PHARMACEUTICALS - CONTINUED
Alexion Pharmaceuticals, Inc.*(a)                                   874    $     21,361
Array BioPharma, Inc.*                                              779          11,576
Cubist Pharmaceuticals, Inc.*(a)                                  1,442          51,854
Esperion Therapeutics, Inc.                                       1,097           8,063
First Horizon Pharmaceutical Corp.*                                 597          17,546
Guilford Pharmaceuticals, Inc.*(a)                                1,519          18,228
Isis Pharmaceuticals, Inc.(a)                                     2,239          49,683
Ligand Pharmaceuticals, Inc., Class B*                            2,346          41,993
Noven Pharmaceuticals, Inc.                                       1,201          21,318
NPS Pharmaceuticals, Inc.*(a)                                     1,492          57,144
Progenics Pharmaceuticals, Inc.*                                    409           7,554
Regeneron Pharmaceuticals, Inc.*(a)                               1,494          42,071
Triangle Pharmaceuticals, Inc.*(a)                                2,581          10,350
ViroPharma, Inc.*(a)                                              1,084          24,878
                                                                           ------------
                                                                                398,413
PHOTOGRAPHY - 0.02%
CPI Corp.*                                                          539           8,947
Metromedia International Group, Inc.*                             3,690           2,989
Polaroid Corp.*                                                   1,525             122
                                                                           ------------
                                                                                 12,058
POLLUTION CONTROL - 0.08%
Stericycle, Inc.*(a)                                                854          51,991
                                                                           ------------

PUBLISHING - 0.50%
American Greetings Corp., Class A*(a)                             3,345          46,094
Consolidated Graphics,  Inc.                                        551          10,607
John H. Harland Company*                                          1,574          34,785
John Wiley & Son, Class A*                                        2,432          56,009
Mail-Well Holdings, Inc.                                          1,562           6,404
Media General, Inc., Class A*                                       620          30,894
Playboy Enterprises, Inc., Class B*(a)                              993          16,772
Private Media Group, Inc.*(a)                                       790           7,742
Pulitzer, Inc.                                                      444          22,644
Scholastic Corp., Series 1202, Class D(a)                         1,481          74,539
                                                                           ------------
                                                                                306,490
RAILROADS & EQUIPMENT - 0.19%
Florida East Coast Indiana, Inc.*                                 1,371          31,739
J.B. Hunt Transport Services, Inc.*                                 995          23,084
Kansas City Southern Industries, Inc.                             3,301          46,643
Wabtec Corp.*                                                     1,466          18,032
                                                                           ------------
                                                                                119,498
REAL ESTATE - 4.67%
Acadia Realty Trust*(a)                                           2,351          14,929
Alexandria Real Estate Equities, Inc., REIT                         805          33,086
Amli Residential Properties Trust, SBI                              570          14,375
Anthracite Capital, Inc., REIT                                    1,741          19,134
Associated Estates Realty Corp.*                                  1,186          10,888
Avatar Holdings, Inc.*(a)                                           272           6,408
Bedford Property Investments, Inc.*                                 702          15,795
Boykin Lodging Company*(a)                                        1,246           9,931
Brandywine Realty Trust, SBI                                      1,290          27,180
BRE Properties, Inc.                                              2,394          74,118
Camden Property Trust                                             1,889          69,326
Capital Automotive, SBI                                           1,115          22,177
Capstead Mortage Corp.*(a)                                          567          13,325
CBL & Associates Properties, Inc.*                                1,134          35,721
CenterPoint Properties Trust                                      1,211          60,308
Chateau Communities, Inc.*                                          975          29,153
Chelsea Property Group, Inc.*                                       829          40,704
Colonial Properties Trust SBI(a)                                    729          22,708
Commercial Net Lease Realty, REIT(a)                              1,578          20,514
Cornerstone Realty Income Trust, Inc.*                            2,254          25,583
Corrections Corp. of America*                                     1,331          24,703


                                                                SHARES        VALUE
                                                                ------        -----
SHARES VALUE
REAL ESTATE - CONTINUED
Cousins Properties, Inc.*(a)                                      1,837    $     44,749
Crown American Realty Trust*(a)                                   2,199          17,152
Developers Diversified Realty*                                    2,706          51,685
EastGroup Properties, Inc.*                                         951          21,940
Entertainment Properties Trust, SBI*                                999          19,331
Equity Inns, Inc.*                                                2,443          16,173
Essex Property Trust                                                711          35,131
Federal Realty Investment Trust, SBI*                             1,880          43,240
Felcor Lodging Trust, Inc.                                        1,742          29,109
First Industrial Realty Trust, Inc.                               2,015          62,667
Gables Residential Trust, SBI*                                    1,299          38,450
Getty Realty Corp.*                                                 551          10,386
Glenborough Realty Trust, Inc., REIT                              1,041          20,195
Glimcher Realty Trust*                                            1,235          23,255
Great Lakes REIT, Inc.                                              910          14,560
Health Care REIT, Inc.*                                           1,584          38,570
Healthcare Realty Trust*(a)                                       2,218          62,104
Highwoods Properties, Inc.                                        2,748          71,311
Home Properties of New York, Inc.*                                  903          28,535
HRPT Properties Trust SBI                                         6,741          58,377
IndyMac Mortgage Holdings, Inc.                                   3,209          75,026
Innkeepers USA Trust, REIT*                                       1,329          13,024
Insignia Financial Group,Inc.*(a)                                 1,343          14,504
Interpool, Inc.*                                                    839          16,151
IRT Property Company*                                             1,799          19,069
JDN Realty Corp.*                                                 1,798          22,169
JP Realty, Inc., REIT*                                              670          15,939
Kilroy Realty Corp., REIT*                                        1,315          34,545
Koger Equity, Inc.*                                               1,284          20,929
Kramont Realty Trust*                                             1,483          21,652
La Quinta Properties, Inc., Louisiana*                            7,026          40,329
Lasalle Hotel Properties, REIT, SBI                                 795           9,333
Lexington Corporate Property                                      1,222          18,941
LNR Property Corp.                                                1,122          34,984
Manufactured Home Communities, Inc.                                 813          25,374
McGrath Rentcorp*                                                   509          19,098
MeriStar Hospitality Corp., REIT                                  2,087          29,635
Mid-Atlantic Realty Trust, SBI*                                   1,464          22,765
Mid-America Apartment Communities, Inc.                             706          18,568
Mills Corp.                                                         982          26,003
National Health Investments, Inc.                                 1,301          19,255
Nationwide Health Properties, Inc.*                               2,580          48,220
Pan Pacific Retail Properties, Inc.*                              1,279          36,733
Parkway Properties, Inc.                                            511          16,965
Pennsylvania Real Estate Investment SBI*(a)                         711          16,495
Pinnacle Holdings, Inc.*                                          1,928             656
Post Properties, Inc.*                                            1,863          66,155
Prentiss Properties Trust, SBI                                    1,603          44,002
PS Business Parks, Inc., California*                                795          25,043
Realty Income Corp.*                                              1,775          52,185
Reckson Associates Realty Corp.*(a)                               1,787          41,744
Redwood Trust, Inc.*                                                290           7,027
Regency Centers Corp.*                                            1,245          34,549
RFS Hotel Investors, Inc.*                                        1,366          15,545
Saul Centers, Inc.*                                               1,145          24,446
Senior Housing Properties Trust, SBI                              1,186          16,497
Shurgard Storage Centers, Inc., Class A*                          1,587          50,784
SL Green Realty Corp.(a)                                          1,356          41,643
Sovran Self Storage, Inc.                                           711          22,148
Storage USA, Inc.*                                                  902          37,974
Summit Properties, Inc.*                                          1,194          29,874
Sun Communities, Inc., REIT*                                        820          30,545
Taubman Centers, Inc., REIT*                                      1,485          22,052
The Macerich Company REIT*(a)                                     1,675          44,555


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------


                                                                SHARES        VALUE
                                                                ------        -----
REAL ESTATE - CONTINUED
Town & Country Trust SBI*                                         1,227    $     25,644
Trammell Crow Company*                                            1,552          18,158
United Dominion Realty Trust, Inc.                                5,307          76,421
United States Restaurant Properties, Inc.                         1,312          19,129
Universal Health Realty Income Trust                              1,030          24,205
Ventas, Inc.                                                      3,430          39,445
Washington REIT,  SBI*                                            2,098          52,219
Weingarten Realty Investors, SBI*                                 1,502          72,096
Winston Hotels, Inc.*                                             1,313          10,163
                                                                           ------------
                                                                              2,877,596
RETAIL GROCERY - 0.31%
7 Eleven, Inc.*                                                   1,241          14,532
Caseys General Stores, Inc.*                                      2,264          33,734
Ingles Markets, Inc.*                                               779           9,309
Nash-Finch Company*                                                 646          20,091
Pathmark Stores, Inc.*                                            1,544          38,075
Ruddick Corp.*                                                    1,782          28,494
Smart & Final, Inc.*                                                689           7,193
Spartan Stores Inc.*                                              1,207          14,436
The Great Atlantic & Pacific
  Tea Company, Inc.(a)                                            1,066          25,349
                                                                           ------------
                                                                                191,213
RETAIL TRADE - 2.85%
99 Cents Only Stores*(a)                                          1,468          55,931
Aaron Rents, Inc., Class B                                          798          13,007
Ann Taylor Stores Corp.*                                          1,367          47,845
Buckle, Inc.*                                                       335           7,470
Building Materials Holding Corp.*                                 1,050          11,392
Burlington Coat Factory Warehouse Corp.*                            975          16,380
Cato Corp., Class A                                                 832          15,725
Charlotte Russe Holding, Inc.                                     1,296          24,119
Charming Shoppes, Inc.*                                           5,367          28,499
Chicos Fas, Inc.(a)                                               1,245          49,426
Childrens Place Retail Stores, Inc.*                                562          15,258
Christopher & Banks Corp.*(a)                                     1,300          44,525
Circuit City Stores, Inc.*                                        1,963          44,639
Claire's Stores, Inc.*                                            2,436          36,784
Cole National Corp. Class A*                                        506           8,374
Cost Plus, Inc.*(a)                                               1,224          32,436
Daisytek International Corp.*(a)                                    821          10,813
Dillards, Inc., Class A*                                          3,245          51,920
Electronics Boutique Holdings Corp.*(a)                             592          23,644
Factory 2-U Stores, Inc.*                                           719          14,409
Fisher Scientific International, Inc.*                            2,904          84,797
Footstar, Inc.(a)                                                 1,029          32,208
Fossil, Inc.                                                        829          17,409
Fred's, Inc., Class A                                               672          27,525
Friedmans, Inc. Class A                                             790           6,652
Genesco, Inc.(a)                                                  1,252          25,991
Genesisintermedia, Inc.(a)                                          570           3,363
Group 1 Automotive, Inc.                                            849          24,205
Guitar Center, Inc.                                               1,066          14,540
Gymboree Corp.*(a)                                                1,676          19,995
Hancock Fabrics, Inc.                                               884          11,625
Haverty Furniture Companies, Inc.                                 1,023          16,931
Hot Topic, Inc.*(a)                                               1,027          32,238
Intertan, Inc.*                                                   1,608          20,196
J Jill Group Inc.*(a)                                               727          15,652
Lands' End, Inc.(a)                                                 600          30,096
Linens'n Things, Inc.*(a)                                         1,928          49,164
Longs Drug Stores Corp.*(a)                                       1,726          40,354
Mens Wearhouse, Inc.(a)                                           1,781          36,778
Michael's Stores, Inc.*                                           3,500         115,325



                                                                SHARES        VALUE
                                                                ------        -----
RETAIL TRADE - CONTINUED
MSC Industrial Direct, Inc., Class A*(a)                          2,089    $     41,258
Pep Boys-Manny, Moe & Jack                                        2,555          43,818
Petsmart, Inc.*(a)                                                5,417          53,303
Pier 1 Imports, Inc.*                                             4,975          86,266
School Specialty, Inc.*                                             879          20,111
Shopko Stores, Inc.*(a)                                           1,556          14,782
Stein Mart, Inc.*                                                 1,748          14,613
The Dress Barn, Inc.*                                               828          20,708
The Yankee Candle, Inc.*(a)                                         822          18,627
Too, Inc.*                                                        1,711          47,052
Transport World Entertainment Corp.*(a)                           1,756          13,346
Tuesday Morning Corp.*(a)                                           486           8,792
Tweeter Home Entertainment Group, Inc.*(a)                        1,113          32,277
Ultimate Electronics, Inc.(a)                                       553          16,590
Unifirst Corp.*                                                     434           9,787
Valuevision International, Inc., Class A*                         1,263          24,742
Wet Seal, Inc.*                                                     841          19,806
Wild Oats Markets, Inc.*(a)                                         949           9,424
Wilsons Leather Experts, Inc.*(a)                                   642           7,325
Zale Corp.                                                        1,747          73,164
                                                                           ------------
                                                                              1,753,431
SANITARY SERVICES - 0.07%
Casella Waste Systems, Inc., Class A                                911          13,492
Ionics, Inc.                                                        995          29,880
                                                                           ------------
                                                                                 43,372
SEMICONDUCTORS - 2.33%
Alliance Semiconductor Corp.*(a)                                  1,543          18,639
Alpha Industries, Inc.*(a)                                        2,351          51,252
American Superconductor Corp.*(a)                                 1,169          14,332
ATMI, Inc.*                                                       1,472          35,107
AXT, Inc.*(a),                                                    1,038          14,978
Caliper Technologies Corp.(a)                                     1,193          18,623
Credence Systems Corp.                                            3,063          56,880
Elantec Semiconductor, Inc.                                       1,271          48,806
Electroglas, Inc.*                                                1,145          16,912
Emcore Corp.*                                                     1,371          18,440
ESS Technology, Inc.*(a)                                          1,656          35,207
Exar Corp.*                                                       2,032          42,367
GlobespanVirata, Inc.                                             5,786          74,929
Integrated Silicon Solution, Inc.*                                1,403          17,173
Intergrated Electrical Services, Inc.(a)                          2,442          12,503
JNI Corp.*                                                        1,465          12,174
Kopin Corp.                                                       3,558          49,812
Kulicke & Soffa Industries, Inc.(a)                               2,781          47,694
LTX Corp.*(a)                                                     2,601          54,465
Mattson Technology, Inc.(a)                                       1,708          15,047
MEMC Electronic Materials, Inc.(a)                                2,986          10,600
Microsemi Corp.*                                                  1,521          45,174
MIPS Technologies, Inc., Class A(a)                               2,373          20,503
MKS Instruments, Inc.                                             1,205          32,571
Oak Technology, Inc.(a)                                           2,736          37,620
Pericom Semiconductor Corp.                                       1,202          17,429
Phoenix Technology, Ltd.*                                         1,404          16,343
Photronics, Inc.*(a)                                              1,413          44,298
Pioneer Standard Electronics, Inc.(a)                             1,714          21,768
PLX Technology, Inc.                                                912          11,500
Power Integrations, Inc.*                                         1,492          34,077
PRI Automation, Inc.                                              1,220          24,949
Rambus, Inc.*(a)                                                  4,513          36,059
Rudolph Technologies, Inc.*(a)                                      530          18,190
Sage, Inc.*                                                         697          25,838
Silicon Image, Inc.                                               3,387          12,735
Silicon Laboratories, Inc.*(a)                                      457          15,405



    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------


                                                                SHARES        VALUE
                                                                ------        -----
SEMICONDUCTORS - CONTINUED
Siliconix, Inc.*                                                    315    $      8,637
Sipex Corp.(a)                                                    1,350          17,347
Therma-Wave, Inc.*                                                  928          13,846
Three-Five Systems, Inc.(a)                                       1,349          21,463
TranSwitch Corp.*                                                 5,439          24,475
Triquint Semiconductor, Inc.*                                     7,013          85,979
Ultratech Stepper, Inc.*                                          1,286          21,245
Varian Semiconductor Equipment, Inc.*                             1,753          60,636
Veeco Instruments, Inc.*(a)                                       1,537          55,409
Xicor, Inc.*                                                      1,099          12,199
Zoran Corp.*                                                        961          31,367
                                                                           ------------
                                                                              1,433,002
SOFTWARE - 2.63%
Acclaim Entertainment, Inc.*(a)                                   2,997          15,884
Activision, Inc.*                                                 1,839          47,832
Actuate Corp.*                                                    2,390          12,595
ANSYS, Inc.*                                                        882          21,741
Aremissoft Corp.*                                                   677             663
Ascential Software Corp.*                                        14,471          58,608
Avocent Corp.                                                     2,375          57,594
Aware, Inc.*                                                      1,864          15,471
Borland Software Corp.*                                           2,772          43,410
Caminus Corp.(a)                                                    603          13,869
Centra Software, Inc.*(a)                                         1,599          12,792
CIBER, Inc.*                                                      3,112          29,408
Cognizant Technology Solutions Corp., Class A*                      418          17,130
Commerce One, Inc.(a)                                            15,293          54,596
Computer Network Technology Corp.*(a)                             1,736          30,883
Convera Corp., Class A*                                           2,597           8,700
Covansys Corp.*                                                   1,290          11,545
Dendrite International, Inc.*(a)                                  1,674          23,486
Direct Focus, Inc.*(a)                                            1,654          51,605
Docent, Inc.*(a)                                                  1,651           5,234
Documentum, Inc.*                                                 2,052          44,569
Embarcadero Tech, Inc.*(a)                                          656          15,875
Entegris, Inc.*                                                   2,034          22,293
Epiq Systems, Inc.*(a)                                              340           6,579
EXE Technologies, Inc.*(a)                                        2,330          11,860
Fair Issac & Company, Inc.*                                         966          60,877
Hyperion Solutions Corp.*                                         1,819          36,125
I Many, Inc.*                                                     2,073          20,004
Imation Corp.*                                                    1,877          40,506
Industries International, Inc.*                                   1,702          12,425
InfoUSA, Inc.*                                                    2,114          14,671
Interactive Intelligence, Inc.*                                   1,310           9,105
JDA Software Group, Inc.*                                         1,164          26,015
Kana Software, Inc.*                                                191           3,717
Keane, Inc.                                                       2,878          51,890
Manhattan Associates, Inc.*(a)                                      864          25,186
Mapinfo Corp.*                                                      944          14,811
Matrixone, Inc.                                                   2,023          26,279
MCSi, Inc.(a)                                                       831          19,487
Metasolv, Inc.                                                    1,649          12,960
Micro General Corp.*                                                603           8,267
Midway Games, Inc.*(a)                                            1,437          21,569
MRO Software, Inc.*(a)                                              952          22,258
MSC Software Corp.                                                1,459          22,760
Netegrity, Inc.*                                                  1,371          26,543
Netscout Systems, Inc.(a)                                         1,320          10,441
NMS Communications Corp.(a)                                       2,684          12,937
Novadigm, Inc.*                                                   1,049           9,955
Novell, Inc.*                                                    19,006          87,238
Numerical Technologies, Inc.*                                     1,102          38,790


                                                                SHARES        VALUE
                                                                ------        -----

SOFTWARE - CONTINUED
NYFIX, Inc.*(a)                                                   1,334    $     26,707
Onyx Software Corp.(a)                                            2,573          10,035
OTG Software, Inc.(a)                                             1,305          13,050
Plato Learning, Inc.                                                876          14,550
Pomeroy Computer Resources, Inc.*                                   538           7,263
Progress Software Corp.*                                          1,549          26,767
Proquest Company*                                                   741          25,127
Puma Technology, Inc.                                             2,134           5,506
Red Hat, Inc.*                                                    1,410          10,011
Roxio, Inc.*                                                      1,071          17,725
Saba Software, Inc.(a)                                            1,568           8,185
Secure Computing Corp.*                                           1,674          34,401
Seebeyond Technology Corp.*(a)                                    1,854          17,984
Selectica, Inc.*                                                    933           5,645
Serena Software, Inc.*                                              846          18,392
Speechworks International, Inc.(a)                                1,501          16,886
SPSS, Inc.*                                                         570          10,117
Starbase Corp.*                                                   3,345           2,275
Take-Two Interactive Software, Inc.*(a)                           2,104          34,022
The 3DO Company*(a)                                               1,587           3,301
Transaction Systems Architects, Inc., Class A                     2,217          27,180
Viewpoint Corp.                                                   2,692          18,333
                                                                           ------------
                                                                              1,622,500
STEEL - 0.36%
Bethleham Steel Corp.                                             5,028           2,263
Carpenter Technology Corp.*                                       1,074          28,590
Pitt DesMoines Inc.*                                                260           8,060
Quanex Corp.*                                                       777          21,989
Reliance Steel & Aluminum Company                                 1,332          34,965
Ryerson Tull, Inc.                                                1,332          14,652
Steel Dynamics, Inc.*                                             1,336          15,511
Texas Industries, Inc.*                                           1,129          41,660
Worthington Industries, Inc.*                                     3,677          52,213
                                                                           ------------
                                                                                219,903
TELECOMMUNICATIONS EQUIPMENT & SERVICES - 1.31%
Adelphia Business Solutions, Inc.*                                2,037           1,182
ADTRAN, Inc.*                                                     1,200          30,624
Andrew Corp.*                                                     4,352          95,265
Arris Group, Inc.*                                                2,724          26,586
Aspect Communications, Inc.*                                      2,903          11,264
Boston Communications Group, Inc.*(a)                             1,100          12,485
Carrier Access Corp.*                                               776           2,266
Choice One Communications, Inc.*(a)                                 822           2,877
Commonwealth Telephone Enterprises, Inc.(a)                         569          25,890
Commscope, Inc.*                                                  2,720          57,854
Copper Mountain Networks, Inc.*                                   2,384           4,029
CT Communications, Inc.*                                          1,039          17,154
Digital Lightwave, Inc.*                                            802           7,523
Ditech Communications Corp.*                                      1,215           7,314
General Communication, Inc.*                                      2,120          18,084
Ibasis, Inc.(a)                                                   1,720           2,253
IDT Corp.(a)                                                      2,242          43,741
Impsat Corp.*                                                     1,796             314
InterDigital Communication Corp.*(a)                              2,984          28,945
Intrado, Inc.                                                       637          17,072
ITC DeltaCom, Inc.(a)                                             2,971           2,585
Leap Wireless International, Inc.(a)                              1,803          37,809
Mastec, Inc.*                                                     1,936          13,455
MRV Communications, Inc.(a)                                       4,611          19,551
New Focus, Inc.*(a)                                               3,224          12,283
Newport Corp.(a)                                                  1,809          34,878
Ntelos, Inc.(a)                                                   1,097          16,993
Performance Technologies, Inc.                                      531           7,073


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------



                                                                SHARES        VALUE
                                                                ------        -----
TELECOMMUNICATIONS EQUIPMENT & SERVICES - CONTINUED
Plantronics, Inc.*(a)                                             1,933    $     49,562
Powerwave Technologies, Inc.*(a)                                  3,194          55,192
Price Communications Corp.(a)                                     2,589          49,424
SBA Communications Corp.*(a)                                      2,167          28,214
Symmetricom, Inc.*                                                1,664          12,663
Terayon Communication Systems, Inc.*(a)                           3,286          27,178
Tollgrade Communications, Inc.*                                     722          24,079
                                                                           ------------
                                                                                803,661
TELEPHONE - 0.19%
AT&T Latin America Corp.*                                         2,247           2,651
Centennial Communications Corp., Class A                            752           7,700
Conestoga Enterprises, Inc.*                                        537          17,157
Dobson Communications Corp., Class A*(a)                          1,677          14,322
Harmonic, Inc.                                                    2,987          35,904
Hickory Tech Corp.                                                  719          12,187
North Pittsburgh Systems, Inc.*                                     951          17,594
Rural Cellular Corp., Class A                                       488          10,858
XO Communications, Inc., Class A(a)                              10,772           1,034
                                                                           ------------
                                                                                119,407
TIRES & RUBBER - 0.24%
Bandag, Inc.                                                        628          21,829
Carlisle Companies, Inc.*(a)                                      1,592          58,872
Cooper Tire & Rubber Company*                                     3,339          53,291
Myers Indiana, Inc.                                               1,046          14,278
                                                                           ------------
                                                                                148,270
TOBACCO - 0.21%
Dimon, Inc.                                                       2,258          16,258
Schweitzer Mauduit International, Inc.*                             799          18,976
Standard Commercial Corp.*                                          663          10,939
Universal Corp., Virginia*                                        1,394          50,756
Vector Group, Ltd.*(a)                                              959          31,503
                                                                           ------------
                                                                                128,432
TOYS, AMUSEMENTS & SPORTING GOODS - 0.06%
Jakks Pacific, Inc.*                                              1,069          20,258
Russ Berrie & Company, Inc.                                         493          14,790
                                                                           ------------
                                                                                 35,048
TRANSPORTATION - 0.21%
Alexander & Baldwin, Inc.*                                        2,133          56,951
Heartland Express, Inc.*                                            745          20,689
Overseas Shipholding Group, Inc.(a)                               1,580          35,550
RailAmerica, Inc.(a)                                              1,126          16,282
                                                                           ------------
                                                                                129,472
TRAVEL SERVICES - 0.03%
Pegasus Systems, Inc.*                                            1,478          20,988
                                                                           ------------

TRUCKING & FREIGHT - 0.89%
Airborne, Inc.*                                                   2,571          38,128
Arkansas Best Corp.*                                              1,075          30,981
EGL, Inc.*(a)                                                     1,974          27,537
Forward Air Corp.                                                   930          31,546
Kirby Corp.                                                         955          26,310
Knight Transportation, Inc.*                                      1,031          19,353
Landstar Systems, Inc.*(a)                                          462          33,500
Midwest Express Holdings, Inc.                                    1,028          15,009
Pittston Brinks Group*                                            2,889          63,847
Roadway Express, Inc.*                                              572          20,992
Ryder Systems, Inc.                                               2,757          61,067
Swift Transportation, Inc.(a)                                     3,112          66,939
U.S. Freightways Corp.*                                           1,407          44,180
Werner Enterprises, Inc.*                                         1,519          36,912


                                                                SHARES        VALUE
                                                                ------        -----
TRUCKING & FREIGHT - CONTINUED
Yellow Corp.*                                                     1,348    $     33,835
                                                                           ------------
                                                                                550,136

TOTAL COMMON STOCK
(Cost: $42,168,436)                                                        $ 43,567,816
                                                                           ============



                                                              PRINCIPAL
                                                                AMOUNT        VALUE
                                                              ---------       -----
SHORT TERM INVESTMENTS - 20.86%
Navigator Securities Lending
  Trust, 2.25%                                             $ 12,148,812    $ 12,148,812
United States Treasury Bills,
    zero coupon due 01/31/2002****                              600,000         599,196
    1.91% due 02/21/2002****                                    100,000          99,729
                                                                           ------------
                                                                           $ 12,847,737


                                                              PRINCIPAL
                                                                AMOUNT        VALUE
                                                              ---------       -----
REPURCHASE AGREEMENTS - 8.41%
Repurchase Agreement with
  State Street Corp., dated
  12/31/2001 at 1.53%, to be
  repurchased at $5,183,441
  on 1/2/2002, collateralized
  by $4,930,000 U.S. Treasury
  Bond 6.25% due 8/15/2023
  (valued at $5,287,425,
  including interest) and
  $5,000 U.S. Treasury Bill
  zero coupon due 5/2/2002
  (valued at $4,970,
  including interest)                                      $  5,183,000    $  5,183,000
                                                                           ------------

TOTAL INVESTMENTS (SMALL CAP INDEX TRUST)
(Cost: $60,199,173)                                                        $ 61,598,553
                                                                           ============

INTERNATIONAL INDEX TRUST


                                                                SHARES        VALUE
                                                                ------        -----
COMMON STOCK - 90.46%
AUSTRALIA - 3.35%
Amcor, Ltd.                                                       4,889    $     17,892
AMP Diversified Property Trust                                    2,541           3,356
AMP, Ltd.                                                         7,618          71,903
Aristocrat Leisure, Ltd.*                                         2,388           8,067
Austrailia Gas & Light Company, Ltd.                              2,011           9,349
Australia & New Zealand Bank Group                               10,567          96,324
Australian Stock Exchange, Ltd.                                     957           5,535
BHP, Ltd.(a)                                                     28,092         150,978
Boral, Ltd.                                                       3,206           5,399
Brambles Industries, Ltd.*                                        6,841          36,416
BRL Hardy, Ltd.                                                   1,352           7,647
Coca-Cola Amatil, Ltd.                                            5,903          18,071
Cochlear, Ltd.                                                      294           6,847
Coles Myer, Ltd.                                                  6,604          28,394
Commonwealth Bank of Australia                                    8,828         135,287
Computershare, Ltd.                                               3,053           8,251
CSL, Ltd.*                                                        1,235          32,549
CSR, Ltd.                                                         6,829          23,734
David Jones, Ltd.                                                 2,251           1,360
Deutsche Office Trust*                                            6,793           4,624
ERG Limited                                                       3,508             988
Fosters Brewing Group*(a)                                        14,247          35,441


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------


                                                                SHARES        VALUE
                                                                ------        -----
AUSTRALIA - CONTINUED
Futuris Corp., Ltd.                                               8,604    $      8,147
Gandel Retail Trust                                               7,126           4,249
General Property Trust                                           12,896          18,680
Goodman Fielder, Ltd.                                             7,242           5,115
Hanson PLC*                                                         387           2,595
Harvey Norman Holding, Ltd.                                       2,506           5,195
Iluka Resources*                                                  1,222           2,783
James Hardie Industries NV*                                       2,344           7,190
John Fairfax Holdings, Ltd.                                       2,513           4,943
Leighton Holdings                                                 1,493           7,909
Lend Lease Corp.                                                  3,191          21,315
M.I.M Holdings, Ltd.*                                            17,863          10,423
Macquarie Bank, Ltd.*                                             1,620          31,055
Macquarie Infrastructure Group                                   10,637          19,056
Mayne Nickless, Ltd.                                              4,868          17,143
Mirvac Group                                                      3,427           6,788
National Australia Bank, Ltd.(a)                                 11,650         189,983
Newcrest Mining*                                                  1,366           2,895
News Corp., Ltd.*                                                13,088         104,653
Normandy Mining, Ltd.                                             9,968           9,235
NRMA Insurance Group, Ltd.                                        8,843          14,122
OneSteel, Ltd.*                                                   2,567           1,451
Orica, Ltd.                                                       3,066          11,315
Origin Energy, Ltd.                                               6,909           9,976
Pacific Dunlop, Ltd.*                                             5,242           2,764
PaperlinkX, Ltd.                                                  1,451           3,618
QBE Insurance Group, Ltd.(a)                                      4,591          18,047
Rio Tinto, Ltd.*                                                  2,490          47,419
Santos, Ltd.*                                                     5,110          16,216
Sonic Healthcare, Ltd.*                                           1,125           4,607
Sons Of Gwalia, Ltd.(a)                                             670           2,569
Southcorp, Ltd.*                                                  4,942          19,098
Stockland Trust Group*                                            6,279          13,884
Suncorp-Metway, Ltd.*                                             2,926          21,012
TABCORP Holdings, Ltd.                                            3,131          15,770
Telstra Corp.*                                                   24,159          67,270
Transurban Group                                                  2,877           6,440
Wesfarmers, Ltd.*                                                 2,445          38,783
Westfield Holdings                                                2,583          22,283
Westfield Trust*                                                 12,952          22,965
Westpac Banking Corp., Ltd.                                      12,115          97,698
WMC, Ltd.*                                                        8,502          41,659
Woodside Petroleum, Ltd.*                                         3,336          22,866
Woolworths, Ltd.*                                                 6,900          39,697
                                                                           ------------
                                                                              1,749,293
AUSTRIA - 0.13%
Austria Tabakwerke AG*                                               24           1,744
Axis Vermoegensverwal Tungs*                                         14               0
Best Water Technology AG*                                            93           2,028
Bohler Uddeholm AG                                                   52           2,082
Erste Bank AG*                                                      150           7,971
Flughafen Wien AG                                                   119           3,178
Mayr Melnhof Karto                                                   68           3,218
Oesterreichische Elektrizitaets AG, Class A*(a)                     174          13,011
OMV AG*(a)                                                          192          16,086
RHI AG                                                               94             611
Telekom Austria AG                                                1,150           9,530
VA Technologie AG                                                    71           1,560
Wienerberger Baustoffindustrie AG(a)                                392           5,496
                                                                           ------------
                                                                                 66,515
BELGIUM - 0.88%
Agfa Gevaert NV*                                                    791          10,695
Barco NV                                                             70           2,455


                                                                SHARES        VALUE
                                                                ------        -----
BELGIUM - CONTINUED
Bekaert SA                                                          127    $      4,892
Colruyt SA                                                          221           9,639
Compagnie Maritime Belge SA*                                         42           1,924
Delhaize-Le Lion SA                                                 546          28,408
Dexia*                                                            2,155          30,980
Electrabel SA                                                       335          69,779
Fortis*                                                           4,523         117,362
Goupe Bruxelles Lam*                                                775          40,737
Interbrew                                                         1,000          27,372
KBC Bancassurance Holding NV*                                     1,000          33,559
SA D'Ieteren Trading*                                                31           5,105
Solvay SA                                                           476          28,664
UCB SA                                                            1,010          40,880
Union Miniere SA(a)                                                 145           5,711
                                                                           ------------
                                                                                458,162
DENMARK - 0.70%
AS Dampskibsselskabet Svendborg                                       2          18,200
AS Det Ostasiatiske Kompagni*                                       100           2,239
Bang & Olufsen AS, Series B*                                        100           2,335
Carlsberg AS, B Shares(a)                                           200           8,358
D/S 1912*(a)                                                          3          20,475
Danisco AS                                                          400          14,320
Danske Bank AS*                                                   5,000          80,222
FLS Industries AS, Series B                                         300           2,532
GN Store Nord AS*                                                   823           4,927
Group 4 Falck AS                                                    100          11,195
H. Lundbeck AS                                                      338           8,701
ISS International AS*                                               300          14,763
Navision Software                                                   200           5,364
NKT Holding                                                         100           1,287
Novo Nordisk AS*                                                  2,177          89,016
Novozymes AS, Series B                                              426           8,595
Tele Danmark AS                                                   1,100          39,183
Topdanmark AS*                                                      200           4,670
Vestas Wind Systems                                                 600          16,380
William Demant Holdings*(a)                                         600          15,589
                                                                           ------------
                                                                                368,351
FINLAND - 2.28%
Amer Group, Ltd.*                                                   300           7,878
Asko Oyj                                                            200           3,338
Fortum Corp.                                                      1,400           5,919
Instrumentarium Corp.*                                              300          12,551
Kesko Oyj                                                           500           4,584
Kone Corp., Series B*                                               200          14,776
Metra Oyj - B Shares                                                200           3,703
Nokia AB Oyj                                                     36,255         934,608
Orion, Series B*                                                    100           1,789
Outokumpu Oyj*                                                      700           7,384
Oyj Hartwall ABP                                                    400           8,154
Pohjola Insurance Group, Series B*                                  200           3,534
Rautaruukki Oy                                                      800           2,920
Sampo Oyj, A Shares                                               2,000          15,667
Sonera Oyi*                                                       4,800          24,312
Stora Enso Oyj                                                    4,559          58,357
Tieto Corp.*(a)                                                     681          18,034
UPM-Kymmene Oyj*                                                  1,700          56,369
Valmet Rauma*                                                       800           8,403
                                                                           ------------
                                                                              1,192,280
FRANCE - 8.51%
Accor SA*                                                         1,331          48,375
Air France*                                                         321           4,698
Air Liquide*                                                         36           5,044
Alcatel SA                                                        7,861         134,351




    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------


                                                                SHARES        VALUE
                                                                ------        -----
FRANCE - CONTINUED
Alstom*                                                           1,293    $     14,376
Altran Technologies                                                 277          12,513
Atos Origin SA*                                                      63           4,125
Aventis SA                                                        5,047         358,284
AXA*                                                             10,969         229,162
BNP Paribas SA                                                    2,876         257,287
Bouygues SA*                                                      1,275          41,766
Business Objects SA*                                                299           9,994
Cap Gemini SA*                                                      779          56,237
Carrefour*                                                        4,057         210,902
Casino Guich Perrachon SA(a)                                        464          35,789
Castorama Dubois Investissemnt SA*                                  213          10,968
Club Mediterranee SA                                                101           3,686
Compagnie de Staint-Gobain                                          547          82,532
CSF Thomson*(a)                                                     751          25,904
Dassault Systemes SA*                                               472          22,688
Essilor International                                               600          18,132
France Telecom, ADS(a)                                            2,755         110,111
Groupe Danone                                                       963         117,438
Imerys*                                                              91           8,732
L'Air Liquide SA*                                                   516          72,297
L'Oreal SA                                                        2,918         210,134
Lafarge SA                                                          494          46,128
Lafarge SA*                                                         366          34,176
Lagardere S.C.A.*                                                   874          36,566
LVMH Moet Hennessy(a)                                             1,984          80,709
Michelin (CGDE)-B                                                   761          25,098
Pechiney SA                                                         579          29,841
Pernod-Ricard SA*                                                   319          24,704
Peugoet SA                                                        1,701          72,300
Pinault-Printemps-Redoute(a)                                        613          78,903
Publicis Groupe SA                                                  930          24,628
Renault Regie Nationale SA                                          660          23,271
Sagem SA*                                                           214          13,096
Sanofi-Synthelabo SA                                              3,040         226,768
Schneider Electric SA*                                            1,028          49,414
Societe BIC SA                                                      435          14,854
Societe Eurafrance SA                                                24           1,366
Societe Generale*                                                 2,524         141,208
Societe Generale d'Enterprises SA(a)                                492          28,839
Sodexho Alliance                                                    930          39,745
Suez SA(a)                                                        6,568         198,781
Technip SA                                                           90          12,017
Television Francaise 1 (T.F.1)                                      566          14,304
Thomson Multimedia(a)                                               550          16,891
TotalFinaElf SA, B Shares*                                        4,739         676,635
Unibail SA*                                                         273          13,864
Usinor SA(a)                                                      1,373          17,172
Valeo*                                                              468          18,663
Vivendi Universal SA*                                             6,888         377,078
Zodiac SA*                                                           29           5,264
                                                                           ------------
                                                                              4,447,808
GERMANY - 6.12%
Adidas-Salomon AG*                                                  300          22,512
Aixtron AG                                                          200           4,531
Allianz AG Holding(a)                                             1,200         284,136
Altana AG*                                                          400          19,939
BASF AG*                                                          3,900         144,939
Bayer AG*                                                         4,600         146,590
Bayerische Hypo-Und Vereinsbank AG*                               3,148          96,171
Beiersdorf AG*                                                      400          45,398
Boss Hugo AG                                                        500          10,655
Buderus AG                                                          400          11,002


                                                                SHARES        VALUE
                                                                ------        -----
GERMANY - CONTINUED
Continental AG                                                      700    $      9,253
DaimlerChrysler AG*                                               6,400         275,448
Deutsche Bank AG NPV*                                             3,900         275,644
Deutsche Lufthansa AG*                                            1,800          23,762
Deutsche Post AG*                                                 2,000          26,687
Deutsche Telekom AG*                                             14,600         250,826
Douglas Holding AG*                                                 200           5,519
Epcos AG*                                                           400          19,761
Fresenius Medical                                                   500          30,933
Gehe AG*(a)                                                         400          15,489
Heidelberg Zement                                                   400          19,227
Infineon Technologies AG*                                         2,000          40,858
Kamps AG*                                                           500           4,006
Karstadt Quelle AG                                                  500          19,761
Linde AG                                                            700          28,351
MAN AG*(a)                                                          600          12,685
Merck & Company, Inc.*                                              800          29,546
Metro AG*                                                         1,200          42,567
MLP AG*                                                             300          21,847
Preussag AG*                                                      1,300          31,938
ProSieben Sat.1 Media AG*(a)                                        950           4,862
RWE AG                                                            3,200         120,206
SAP AG*                                                           1,600         208,366
Schering AG*                                                      1,300          68,969
SGL Carbon AG                                                       100           2,007
Siemens AG NPV*(a)                                                6,150         407,023
Software AG Darmst*                                                 100           3,828
Thyssen Krupp AG                                                  3,100          45,228
VEBA AG*                                                          4,900         253,766
Volkswagen AG*                                                    2,000          93,466
WCM Beteilgungs & Grundbesitz AG(a)                               1,700          18,462
                                                                           ------------
                                                                              3,196,164
GREECE - 0.32%
Alpha Bank                                                        1,100          19,603
Attica Enterprises Holding SA*                                      700           3,166
Bank Of Piraeus                                                     800           7,107
Coca Cola Hell Bot                                                  700          10,094
Commercial Bank of Greece                                           500          16,512
EFG Eurobank Ergas*                                                 800          11,123
Hellenic Petroleum                                                  400           2,478
Interamerican SA                                                    300           1,068
Intracom                                                            500           6,409
National Bank Of Greece*                                          1,500          35,677
Ote Hellenic Telecom                                              2,000          32,580
Panafon Hellenic Telecom SA*                                      1,500           7,744
Titan Cement Company*                                               300          10,671
Viohalco                                                            400           3,262
                                                                           ------------
                                                                                167,494
HONG KONG - 1.58%
ASM Pacific Technology, Ltd.                                      2,000           3,937
Bank of East Asia*                                               10,000          21,545
Cathay Pacific Airways*                                          10,000          12,824
Cheung Kong Holdings, Ltd.                                        7,000          72,713
CLP Holdings, Ltd.                                               16,400          62,569
Esprit Holdings, Ltd.                                             6,000           6,771
Giordano International, Ltd.*                                     8,000           3,539
Hang Seng Bank, Ltd.*                                             7,100          78,077
Henderson Land Development*                                       7,000          31,868
Hong Kong & China Gas Company, Ltd.*                             35,900          44,197
Hong Kong Electric Holdings, Ltd.*                                4,500          16,736
Hong Kong Exchange & Clearing, Ltd.                               4,000           6,079
Hutchison Whampoa, Ltd.*                                         18,800         182,027
Hysan Development Company, Ltd.                                   6,000           6,040



    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------


                                                                SHARES        VALUE
                                                                ------        -----
HONG KONG - CONTINUED
Johnson Electronic Holdings, Ltd.                                19,000    $     19,980
Li & Fung, Ltd.*                                                 14,000          15,710
MTR Corp.                                                         3,500           4,578
New World Development Company(a)                                 12,000          10,465
Pacific Century CyberWorks, Ltd.(a)                              71,920          19,830
Shangri-La Asia, Ltd.*                                           18,000          14,081
Sino Land Company, Ltd.                                          22,000           8,746
South China Morning Post, Ltd.                                   10,000           6,284
Sun Hung Kai Properties, Ltd.*                                   11,000          88,872
Swire Pacific, Ltd., Class A                                     10,500          57,228
Wharf Holdings                                                   12,000          29,316
                                                                           ------------
                                                                                824,012
IRELAND - 0.28%
Allied Irish Banks                                                1,715          19,846
Bank of Ireland*                                                  7,450          69,101
CRH PLC                                                             107           1,889
DCC PLC                                                             100           1,073
Eircom PLC                                                        1,100           1,332
Elan Corp.*                                                         597          27,634
Greencore Group                                                   1,100           2,742
Independent News & Media PLC*                                       520             972
Iona Technologies*                                                  100           2,070
Irish Life & Permanent PLC                                          200           2,029
Kerry Group*                                                        200           2,430
Ryanair Holdings PLC*                                             1,400           8,848
Smurfit Jefferson                                                 3,400           7,415
Waterford Wedgewood*                                                700             548
                                                                           ------------
                                                                                147,929
ITALY - 3.38%
Alitalia Linee(a)                                                 9,000           8,027
Alleanza Assicuraz                                                  500           5,497
Arnoldo Mondadori Editore SPA(a)                                  1,400           8,848
Assicurazioni Generali SPA*                                       8,075         224,264
Autogrill SPA*                                                    1,500          13,900
Autostrade SPA*(a)                                                7,300          50,685
Banca Di Roma SPA*(a)                                             9,000          17,825
Banca Fideuram SPA*                                                 650           5,202
Banca Naz Del Lavoro(a)                                           2,000           4,050
Banca Popolare di Milano(a)                                       1,500           5,234
Benetton Group SPA(a)                                             1,000          11,323
Bipop-Carire SPA(a)                                              12,250          20,282
Bulgari SPA                                                       1,750          13,584
Enel SPA                                                         20,500         115,510
Eni SPA(a)                                                       23,700         297,040
Fiat SPA                                                            500           5,145
Fiat SPA*                                                         2,200          35,289
Fiat SPA*(a)                                                        600           6,623
Gruppo Editoriale L'Espresso SPA*(a)                              1,900           5,683
IntesaBci SPA(a)                                                 29,250          73,164
IntesaBci SPA - Non convertible                                   4,500           8,051
Italcementi SPA*(a)                                               1,500          11,750
Italgas SPA*(a)                                                   2,550          23,925
La Rinascente SPA(a)                                              2,500           8,701
Luxottica Group SPA                                                 600           9,843
Mediaset SPA*(a)                                                  5,100          37,271
Mediobanca SPA*(a)                                                3,950          44,232
Mediolanum SPA*                                                     600           5,405
Parmalat Finanz(a)                                                3,900          10,519
Pirelli SPA                                                      11,000          19,290
RAS SPA(a)                                                        3,700          43,574
San Paolo-IMI SPA(a)                                              7,900          84,738
Seat Pagine Gialle SPA                                           32,500          26,239
Snia SPA*(a)                                                      3,000           4,032


                                                                SHARES        VALUE
                                                                ------        -----
ITALY - CONTINUED
Societa Assicuratrice Industriale                                    25    $        313
Telecom Italia Mobile SPA(a)                                     30,000         167,437
Telecom Italia SPA                                               20,650         176,463
Telecom Italia SPA-RNC*(a)                                        8,650          46,199
Tiscali SPA*                                                      1,029           9,325
UniCredito Italiano SPA*(a)                                      25,750         103,375
                                                                           ------------
                                                                              1,767,857
JAPAN - 17.85%
Acom Company(a)                                                     700          51,027
Advantest Corp.*                                                    600          33,982
Aeon Credit Service Company, Ltd.                                   100           5,725
Aiful Corp.*                                                        250          16,182
Ajinomoto Company, Inc.                                           4,000          39,081
Alps Electric Company*                                            1,000           6,793
Amada Company, Ltd.*                                              2,000           7,938
Amano Corp.                                                       1,000           5,992
Anritsu Corp.*                                                    1,000           8,038
Aoyama Trading Company                                              400           3,817
Asahi Breweries, Ltd.(a)                                          3,000          26,998
Asahi Glass Company*                                              7,000          41,409
Asahi Kasei Corp.                                                10,000          35,112
ASATSU-DK, Inc.*                                                    300           5,862
Ashikaga Bank, Ltd.                                               4,000           3,664
Autobacs Seven Company*                                             200           4,656
Avex, Inc.                                                          100           2,977
Bank of Yokohama, Ltd.(a)                                         7,000          24,418
Benesse Corp.                                                       600          15,571
Bridgestone Corp.                                                 5,000          52,935
Canon, Inc.                                                       6,000         206,549
Capcom Company, Ltd.                                                100           2,649
Casio Computer Company*                                           2,000           8,671
Central Japan Railway Company*                                       11          71,201
Chichibu Onoda Cement                                             5,000           7,595
Chubu Electric Power Company, Inc.(a)                             2,500          45,035
Chugai Pharmaceutical Company*(a)                                 2,000          23,189
Chuo Trust & Banking(a)                                           5,000           4,961
Citizen Watch Company                                             2,000           9,969
Credit Saison Company, Ltd.                                       1,000          19,464
CSK Corp.*                                                          600          14,060
Dai Nippon Printing Company, Ltd.                                 5,000          49,996
Daicel Chemical Industries, Ltd.                                  2,000           5,877
Daiei, Inc.(a)                                                    4,000           2,259
Daifuku Company                                                   1,000           4,045
Daiichi Pharmaceutical Company                                    2,000          38,928
Daikin Industries, Ltd.                                           2,000          31,372
Daimaru, Inc.                                                     2,000           8,045
Dainippon Ink & Chemicals, Inc.                                   6,000           8,564
Dainippon Screen Company, Ltd.                                    1,000           3,145
Daito Trust Construction Company                                    800          12,243
Daiwa Bank Holdings, Inc.*(a)                                    12,000           7,511
Daiwa House Industry Company, Ltd.                                4,000          22,838
Daiwa Securities Group, Inc.*                                     9,000          47,332
Denki Kagaku Kogyo Kabushiki Kaisha*                              3,000           6,961
Denso Corp.                                                       4,800          63,604
East Japan Railway*                                                  25         120,792
Ebara Corp.*                                                      2,000          12,060
Eisai Company*                                                    2,000          49,767
Fanuc, Ltd.                                                         900          38,333
Fast Retailing Company                                              200          17,800
Fuji Machine Manufacturers Company, Ltd.*                           300           3,916
Fuji Photo Film Company*                                          3,000         107,167
Fuji S Ware ABC                                                     200           7,969
Fuji Television Network, Inc.                                         2           8,076



    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------


                                                                SHARES        VALUE
                                                                ------        -----
JAPAN - CONTINUED
Fujikura, Ltd.                                                    2,000    $      7,511
Fujisawa Pharmaceutical Company, Ltd.                             1,000          23,052
Fujitsu, Ltd.                                                    13,000          94,665
Furukawa Electric Company, Ltd.*                                  4,000          21,250
Gunma Bank*                                                       3,000          13,739
Gunze, Ltd.*                                                      2,000           7,236
Hankyu Department Stores*                                         1,000           6,015
Hirose Electric Company, Ltd.                                       200          13,633
Hitachi Zosen Corp.*                                              6,000           2,794
Hitachi, Ltd.*                                                   21,000         153,881
Hokuriku Bank                                                     4,000           4,366
Honda Motor Company*                                              4,600         183,635
House Food Corp.                                                  1,000           8,205
Hoya Corp.                                                          700          41,837
Isetan Company, Ltd.                                              2,000          20,502
Ishihara Sangyo                                                   2,000           2,809
Ishikawajima Har                                                  9,000          14,014
Ito-Yokado Company, Ltd.*                                         3,000         135,562
Itochu Corp.                                                      9,000          20,334
Itochu Techno-Science Corp.                                         100           4,137
Japan Air Lines Company                                           6,000          14,381
Japan Energy Corp.*(a)                                            8,000           8,976
Japan Tobacco, Inc.*                                                  8          50,378
JGC Corp.                                                         1,000           7,381
JSR Corp.                                                         1,000           6,709
Jusco Company                                                     2,000          45,187
Kajima Corp.*                                                     7,000          19,021
Kamigumi Company                                                  2,000           8,213
Kanebo                                                            3,000           4,580
Kaneka Corp.                                                      3,000          18,296
Kansai Electric Power Company                                     6,100          87,396
Kao Corp.                                                         4,000          83,200
Katokichi Company*                                                  300           4,786
Kawasaki Heavy Industries                                         8,000           7,328
Kawasaki Kisen                                                    3,000           4,007
Kawasaki Steel Corp.                                             22,000          22,334
Keihin Electric Express
  Railway Company, Ltd.(a)                                        3,000          11,358
Keyence Corp.                                                       200          33,265
Kikkoman Corp.*                                                   1,000           5,412
Kinden Corp.                                                      2,000           9,358
Kinki Nippon Railway                                             14,000          44,882
Kirin Brewery Company, Ltd.                                       7,000          50,065
Kokuyo Company                                                    1,000           8,396
Komatsu                                                           7,000          25,059
Komori Corp.                                                      1,000          11,289
Konami Company                                                      700          20,785
Konica Corp.                                                      2,000          11,770
Koyo Seiko Company*                                               1,000           3,526
Kubota Corp.                                                      8,000          21,006
Kuraray Company                                                   3,000          19,166
Kurita Water Industries                                           1,000          12,419
Kyocera Corp.                                                     1,200          78,315
Kyowa Exeo Corp.                                                  1,000           5,946
Kyowa Hakko Kogyo                                                 3,000          14,243
Kyushu Electric Power                                               800          11,529
Lawson, Inc.                                                        100           2,862
Mabuchi Motor Company, Ltd.*                                        100           8,244
Makita Corp.*                                                     1,000           4,939
Marubeni Corp.*(a)                                               11,000           6,633
Marui Company, Ltd.                                               2,000          23,662
Matsushita Communication
  Industrial Company, Ltd.                                          500          13,549
Matsushita Electric Industrial Company, Ltd.*                    13,000         167,003


                                                                SHARES        VALUE
                                                                ------        -----
JAPAN - CONTINUED
Meiji Milk Product                                                2,000    $      4,900
Meiji Seika Kaisha, Ltd.                                          3,000          12,022
Meitec Corp.*                                                       200           4,885
Minebea Company                                                   3,000          16,167
Mitsubishi Chemical Corp.                                        13,000          27,685
Mitsubishi Corp.*                                                 9,000          58,461
Mitsubishi Electric Corp.                                        14,000          54,179
Mitsubishi Estate Company, Ltd.*                                  8,000          58,560
Mitsubishi Gas Chemical Company, Inc.                             3,000           4,191
Mitsubishi Heavy Industries, Ltd.*                               21,000          56,103
Mitsubishi Logistc Corp.*                                         1,000           7,083
Mitsubishi Materials Corp.                                        8,000          10,930
Mitsubishi Paper Company                                          2,000           2,855
Mitsubishi Rayon Company, Ltd.                                    4,000          10,472
Mitsubishi Tokyo Finance                                             35         234,829
Mitsui & Company, Ltd.                                           10,000          49,538
Mitsui Chemicals, Inc.                                            2,000           6,412
Mitsui Energy & Shiping                                           5,000           4,961
Mitsui Fudosan Company                                            5,000          38,165
Mitsui Marine & Fire
  Insurance Company, Ltd.(a)                                      9,000          42,249
Mitsui Mining & Smelting
  Company, Ltd.                                                   4,000          13,129
Mitsui O.S.K. Lines, Ltd.                                         2,000           4,030
Mitsukoshi, Ltd.(a)                                               3,000           8,427
Mizuho Holdings, Inc.                                                58         118,205
Mori Seiki Company                                                1,000           5,992
Murata Manufacturing Company, Ltd.                                1,700         101,992
Namco, Ltd.                                                         300           5,725
NEC Corp.                                                        11,000         112,259
NGK Insulators, Ltd.*                                             3,000          22,235
NGK Spark Plug Company                                            2,000          14,411
Nichirei Corp.                                                    2,000           4,442
Nidec Corp.(a)                                                      400          21,067
Nikko Cordial Corp.                                               8,000          35,722
Nikon Corp.                                                       2,000          15,403
Nintendo Company, Ltd.                                              700         122,624
Nippon COMSYS Corp.                                               1,000           5,351
Nippon Express Company*                                           7,000          23,777
Nippon Meat Packer*                                               1,000          10,610
Nippon Mitsubishi Oil Corp.                                       9,000          34,349
Nippon Sheet Glass                                                3,000           9,480
Nippon Shokubai Company*                                          1,000           3,588
Nippon Steel Corp.                                               44,000          63,476
Nippon Telegraph & Telephone Corp.                                   26          84,742
Nippon Unipac Holding                                                 6          26,792
Nippon Yusen KK                                                   7,000          21,105
Nishimatsu Construction Company, Ltd.*(a)                         2,000           5,923
Nissan Motor Company                                             17,000          90,184
Nisshin Flour Mill                                                2,000          12,060
Nisshinbo Ind, Inc.                                               2,000           7,419
Nissin Food Products                                                700          13,678
Nitto Denko Corp.                                                 1,300          30,066
NKK Corp.*                                                       12,000           8,518
Nomura Securities Company, Ltd.                                  13,000         166,705
Noritake Company                                                  1,000           3,801
NSK, Ltd.*                                                        4,000          13,800
NTN Corp.                                                         3,000           4,855
NTT Data Corp.                                                        8          28,456
NTT DoCoMo, Inc.                                                     26         305,626
Obayashi Corp.                                                    4,000          11,358
Oji Paper Company                                                 6,000          23,861
Oki Electric Industry Company, Ltd.                               2,000           6,564
Okumura Corp.                                                     2,000           4,916


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------


                                                                SHARES        VALUE
                                                                ------        -----
JAPAN - CONTINUED
Olympus Optical Company                                           2,000    $     28,776
Omron Corp.                                                       1,000          13,358
Onward Kashiyama Company, Ltd.                                    1,000           9,602
Oracle Corp.                                                        200          12,213
Oriental Land Company, Ltd.                                         500          34,387
Orix Corp.                                                          500          44,806
Osaka Gas Company                                                15,000          35,837
Pioneer Electronic Corp.                                          1,000          21,830
Promise Company, Ltd.*                                              700          37,883
Ricoh Company, Ltd.*                                              4,000          74,498
Rohm Company                                                        800         103,870
Sanden Corp.*                                                     1,000           2,939
Sankyo Company*                                                   3,000          51,408
Sanrio Company                                                      400           3,160
Sanyo Electric Company*                                          12,000          56,698
Sapporo Breweries*                                                2,000           5,542
Secom Company, Ltd.                                               1,500          75,338
SEGA Enterprises(a)                                                 800          15,968
Seino Transportation                                              1,000           4,061
Seiyu, Ltd.(a)                                                    2,000           4,168
Sekisui Chemical Company, Ltd.*                                   3,000           7,900
Sekisui House*                                                    4,000          29,005
Seven Eleven Japan Company, Ltd.                                  3,000         109,457
Sharp Corp.                                                       7,000          81,910
Shimachu Company, Ltd.                                              300           4,122
Shimamura Company                                                   200          11,755
Shimano, Inc.                                                       800           9,099
Shimizu Corp.*                                                    5,000          16,945
Shin-Etsu Chemical Company, Ltd.                                  3,000         107,854
Shionogi & Company*                                               2,000          34,196
Shiseido Company                                                  3,000          27,731
Shizuoka Bank(a)                                                  5,000          37,860
Showa Denko KK                                                    6,000           6,412
Showa Shell Sekiyu                                                2,000          10,625
Skylark Company                                                   1,000          16,793
SMC Corp.                                                           400          40,730
Snow Brand Milk                                                   2,000           3,313
SOFTBANK Corp.*(a)                                                1,300          21,037
Sony Corp.*                                                       6,100         278,902
Sumitomo Bank, Ltd.*                                             25,000         105,908
Sumitomo Chemical Company, Ltd.*                                 10,000          33,967
Sumitomo Corp.*                                                   6,000          27,525
Sumitomo Electric Industries, Ltd.*                               5,000          34,921
Sumitomo Forestry*                                                1,000           5,252
Sumitomo Heavy Industries, Ltd.*                                  3,000           1,603
Sumitomo Metal Industry                                          21,000           6,732
Sumitomo Metal Mining*(a)                                         4,000          13,343
Sumitomo Osaka Cement Company, Ltd.*                              2,000           2,916
Sumitomo Realty & Development
  Company, Ltd.*                                                  2,000           9,160
Sumitomo Trust & Banking Company*                                 6,000          24,365
Suruga Bank                                                       1,000           4,710
Taisei Corp.(a)                                                   7,000          15,174
Taisho Pharm Company                                              2,000          31,448
Taiyo Yuden Company*                                              1,000          15,152
Takara Shuzo Company                                              1,000           8,412
Takashimaya Company*                                              2,000          11,801
Takeda Chemical Industries, Ltd.                                  6,000         271,582
Takefuji Corp.                                                      620          44,864
Takuma Company*                                                   1,000           6,847
TDK Corp.*                                                          700          33,020
Teijin, Ltd.                                                      6,000          23,036
Teikoku Oil Company                                               2,000           7,312
Terumo Corp.                                                      1,200          15,553


                                                                SHARES        VALUE
                                                                ------        -----
JAPAN - CONTINUED
The 77th Bank, Ltd.*                                              3,000    $     13,259
The Asahi Bank, Ltd.                                             18,000          11,266
The Bank of Fukuoka, Ltd.(a)                                      4,000          13,556
The Chiba Bank, Ltd.                                              2,000           6,534
The Joyo Bank, Ltd.                                               5,000          13,854
THK Company, Ltd.*                                                  300           4,378
TIS, Inc.                                                           400           9,557
Tobu Railway Company                                              5,000          13,167
Toda Corp.                                                        2,000           5,496
Toho Company                                                        100          10,824
Tohoku Electric Power                                             3,100          42,545
Tokio Marine & Fire Insurance Company                            10,000          73,124
Tokyo Broadcasting Company*                                       1,000          15,190
Tokyo Electric Power Company                                      8,600         183,146
Tokyo Electron, Ltd.*                                             1,100          53,988
Tokyo Gas Company*                                               18,000          48,225
Tokyo Style Company, Ltd.                                         1,000           8,580
Tokyu Corp.*(a)                                                   4,000          12,060
TonenGeneral Sekiyu K.K                                           1,000           6,450
Toppan Printing Company*                                          4,000          36,913
Toray Industries, Inc.*                                           8,000          19,357
Toshiba Corp.                                                    21,000          72,132
Tosoh Corp.                                                       5,000           9,732
Tostem Corp.                                                      2,000          27,067
Toto, Ltd.                                                        3,000          14,312
Toyo Seikan Kaisha*                                               2,000          25,555
Toyobo Company                                                    4,000           5,007
Toyoda Gosei                                                        300           3,710
Toyota Motor Corp.                                               17,100         433,341
Trans Cosmos, Inc.                                                  100           2,603
Trend Micro, Inc.                                                   500          11,831
UBE Industries                                                    5,000           4,923
UFJ Holdings(a)                                                      16          35,295
UNI Charm Corp.*                                                    400           8,366
UNY Company, Ltd.                                                 1,000          10,167
Wacoal Corp.                                                      1,000           7,969
West Japan Railway                                                    3          13,419
World Company                                                       300           9,045
Yakult Honsha Company                                             1,000           7,480
Yamada Denki Co                                                     100           7,022
Yamaha Corp.                                                      1,000           7,404
Yamanouchi Pharmaceutical Company, Ltd.                           2,000          52,820
Yamato Transport Company, Ltd.                                    3,000          56,561
Yamazaki Baking Company                                           2,000          10,976
Yasuda Fire & Marine Insurance*                                   4,000          22,899
Yokogawa Electric Corp.*                                          1,000           7,976
                                                                           ------------
                                                                              9,327,193
NETHERLANDS - 5.52%
ABN AMRO Holdings NV*                                             9,833         158,339
Aegon NV*                                                         7,755         209,855
Akzo Nobel NV, ADS*                                               1,955          87,273
ASML Holding NV**                                                 3,246          56,402
Buhrmann NV*                                                      1,143          12,545
Elsevier NV                                                       4,910          58,042
European Aeronautic Defence
  and Space Company*                                              1,170          14,206
Getronics NV                                                      1,907           6,179
Hagemeyer NV*                                                       605          11,309
Heineken NV*                                                      2,091          79,273
IHC Caland NV                                                       159           7,430
ING Groep NV                                                     12,640         322,243
KLM NV*                                                             261           3,006
Koninklijke (Royal) Philips Electronics NV                       10,001         297,162


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------


                                                                SHARES        VALUE
                                                                ------        -----
NETHERLANDS - CONTINUED
Koninklijke Ahold NV                                              5,278    $    153,538
KPN NV*                                                           7,657          38,919
Numico Kon NV*                                                      561          13,074
Oce-Van Der Grinten*                                                489           4,906
Qiagen NV                                                         1,000          18,693
Royal Dutch Petroleum Company*                                   15,878         804,213
STMicroelectronics NV*                                            3,960         127,076
Royal Vendex KBB NV                                                 520           5,916
TNT Post Group NV*                                                2,926          63,291
Unilever NV-CVA*                                                  4,130         242,086
Vedior NV*                                                          594           7,122
VNU NV                                                            1,309          40,211
Wolters Kluwer*                                                   1,747          39,810
                                                                           ------------
                                                                              2,882,119
NEW ZEALAND - 0.10%
Auckland International Airport, Ltd.                              2,371           3,573
Carter Holt Harvey*(a)                                            9,831           6,958
Contact Energy(a)                                                 3,264           5,408
Fisher & Paykel*                                                    350           2,492
Fisher & Paykel Appliances Holdings, Ltd.*                          365           1,535
Fletcher Building*                                                1,962           2,401
Fletcher Challenge Forests                                        4,836             443
Telecom Corp. of New Zealand, Ltd.                               12,325          25,654
The Warehouse Group, Ltd.*                                        1,694           4,654
                                                                           ------------
                                                                                 53,118
NORWAY - 0.44%
Bergesen d.y. ASA, A Shares                                         400           7,085
Den Norske Bank ASA*                                              5,500          24,753
Elkem AS*                                                           300           5,013
Frontline, Ltd.*                                                    400           4,144
Kvaerner ASA, Series A(a)                                           600             578
Merkantildata ASA*                                                1,000           1,181
Nera ASA*                                                           700           1,513
Norsk Hydro AS                                                    1,700          71,207
Norske Skogindustrier ASA*                                          700          13,140
Opticom ASA*                                                        100           4,100
Orkla SA                                                          1,500          25,399
Petroleum Geo-Services ASA                                          600           4,645
Schibsted ASA                                                       400           3,855
Smedvig*                                                            200           1,370
Smedvig, Series A                                                   300           2,440
Statoil ASA                                                       3,000          20,553
Storebrand ASA                                                    1,600           9,269
Tandberg ASA*                                                       300           6,684
Telenor AS                                                        3,100          13,330
Tomra Systems ASA*                                                1,000           9,581
                                                                           ------------
                                                                                229,840
PORTUGAL - 0.42%
Banco Comercial Portugues SA*                                    14,640          59,295
Banco Espirito Santo SA*                                          1,130          14,555
BPI-SGPS SA*                                                      5,738          11,543
Brisa Auto Estrada                                                4,466          18,923
Cimpor-Cimentos de Portugual SA                                     759          13,310
Elec De Portugal                                                 19,311          41,943
Jeronimo Martins SGPS                                               541           4,454
Portugal Telecom*                                                 6,895          53,704
Sonae, S.G.P.S. SA                                                6,586           4,749
                                                                           ------------
                                                                                222,476
SINGAPORE - 0.74%
CapitaLand, Ltd.*                                                15,000          15,191
Chartered Semiconductor
  Manufacturing, Ltd.(a)                                          7,000          18,576

                                                                SHARES        VALUE
                                                                ------        -----
SINGAPORE - CONTINUED
City Developments, Ltd.                                           5,000    $     16,382
Creative Technology, Ltd.*(a)                                       450           3,607
Cycle & Carriage, Ltd.                                            1,000           1,668
DBS Group Holdings, Ltd.                                          8,000          59,789
First Capital Corp.                                               2,000           1,181
Fraser & Neave, Ltd.                                              2,000           8,232
Haw Par Corp., Ltd.*                                              1,000           2,199
Hotel Properties, Ltd.*                                           3,000           2,080
Keppel Corp.                                                      4,000           6,152
Neptune Orient Lines, Ltd.                                        7,000           3,677
Overeas Union Enterprises, Ltd.                                   1,000           3,466
Overseas-Chinese Banking Corp., Ltd.*                             9,000          53,615
Parkway Holdings, Ltd.                                            6,000           3,119
Sembcorp Industries, Ltd.*                                        9,000           7,798
Singapore Airlines, Ltd.                                          5,000          29,786
Singapore Press Holdings, Ltd.                                    2,000          23,612
Singapore Technologies
  Engineering, Ltd.*                                             16,000          20,363
Singapore Telecommunications, Ltd.                               40,000          38,126
United Overseas Bank                                              7,000          48,145
United Overseas Land, Ltd.                                        3,000           2,746
Venture Manufacturing, Ltd.                                       2,000          14,406
Wing Tai Holdings*                                                4,000           1,776
                                                                           ------------
                                                                                385,692
SPAIN - 2.85%
Acerinox SA                                                         335          11,197
ACS, Actividades de
  Construccion y Servicios SA*                                      362           8,829
Aguas De Barcelona                                                1,120          13,958
Altadis SA, Series A                                              2,056          34,956
Amadeus Global Travel
  Distribution SA, Series A*                                      1,562           9,010
Autopistas Concesionaria Espanola SA                              2,542          25,320
Banco Bilbao Vizcaya SA                                          21,795         269,671
Banco Santander Central, Hispano, SA                             29,339         245,753
Corp Mapfre SA*                                                   1,026           5,946
Endesa SA(a)                                                      6,468         101,159
Fomento de Construcciones SA*                                       900          18,626
Gas Natural SDG SA*                                               2,032          33,824
Grupo Dragados SA*                                                1,344          17,981
Iberdrola SA*(a)                                                  5,806          75,559
Metrovacesa SA                                                      336           4,636
Prosegur Company, Seguridad                                          39             526
Puleva Biotech SA*                                                   72             191
Repsol-YPF SA*                                                    7,998         116,616
Sol Melia SA                                                      1,043           7,929
Telefonica SA                                                    30,339         405,904
TelePizza SA*                                                     1,211           1,876
Terra Networks SA                                                 2,284          18,705
Tpi Telef Pub Info                                                1,168           4,627
Union Electrica Fenosa SA(a)                                      2,249          36,395
Vallehermoso SA*                                                  1,471           9,153
Zeltia SA*                                                        1,128           8,776
                                                                           ------------
                                                                              1,487,123
SWEDEN - 2.13%
Assa Abloy AB*                                                    2,400          34,669
AssiDoman AB*                                                       500          12,580
Atlas Copco AB-A Shares                                           1,100          24,677
Atlas Copco AB-B Shares                                             400           8,438
Drott AB*                                                           600           6,199
Electrolux AB, Series B*                                          2,500          37,429
Gambro AB - B Shares*                                               600           3,788


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------


                                                                SHARES        VALUE
                                                                ------        -----
SWEDEN - CONTINUED
Granges AB                                                          200    $      2,755
Hennes & Mauritz AB, Series B*                                    4,275          88,747
Holmen Ab                                                           200           4,563
Incentive AB, Series A                                            1,400           8,773
L.M. Ericsson Telefonaktiebolaget, Series B*                     54,300         296,097
Modern Time Group                                                   350           7,735
Netcom Systems AB                                                 1,000          36,162
Nobel Biocare AB*                                                   150           6,278
Nordea AB                                                        19,500         103,535
OM Gruppen AB*                                                      450           5,941
Sandvik AB                                                        1,500          32,216
Securitas AB, Series B*                                           2,500          47,594
Skandia Foersaekrings AB                                          6,600          47,986
Skandinaviska Enskilda Baken, Series A                            5,000          45,681
SKF AB-A Shares                                                     300           5,367
SKF AB-B Shares(a)                                                  400           7,883
SSAB Svenskt Stal AB, Series A*                                     400           3,922
SSAB Svenskt Stal AB, Series B                                      200           1,808
Svenska Cellulosa*                                                1,700          46,676
Svenska Handelsbanken AB, Series A                                4,000          58,930
Svenska Handelsbanken AB, Series B*                                 400           5,587
Swedish Match Company*                                            3,000          15,928
Telia AB                                                          9,400          41,996
Trelleborg AB*                                                      600           4,621
Volvo AB, B Shares                                                2,300          38,726
Volvo AB-A Shares*                                                  800          12,972
WM Data AB*                                                       2,000           5,032
                                                                           ------------
                                                                              1,111,291
SWITZERLAND - 6.82%
ABB, Ltd.*                                                        8,546          82,391
Adecco SA*                                                          957          52,042
Ascom Holding AG                                                    100           1,763
Charles Voegele Holding AG*                                          50           1,921
Ciba Specialty Chemicals Holding, Inc.*                             423          26,444
Clariant AG*                                                        957          18,020
Compagnie Financiere Richemont AG*                                2,812          52,272
Credit Suisse Group                                               7,817         333,480
Forbo Holdings AG*                                                   10           3,043
Georg Fischer AG                                                     20           3,790
Givaudan AG                                                          49          14,940
Holcim, Ltd.                                                        176          37,966
Kudelski SA*                                                        280          16,365
Kuoni Reisen Holding                                                 17           4,517
Logitech International SA                                           300          10,982
Lonza Group AG*                                                      41          26,805
Nestle SA*                                                        2,806         598,532
Novartis AG*                                                     21,322         770,860
PubliGroupe SA                                                       30           6,056
Roche Holdings  AG                                                4,470         319,170
Roche Holdings AG                                                 1,056          86,537
Schindler Holding AG                                                 10          14,401
Serono SA                                                            44          38,417
Societe Generale de Surveillance Holding SA*                         60           9,635
Sulzer AG*                                                           20           3,073
Sulzer Medica AG*                                                    40           1,687
Swatch Group*                                                       200          17,986
Swatch Group AG                                                   1,000          19,824
Swiss Reinsurance Company*                                        2,040         205,278
Swisscom AG                                                         263          72,897
Syngenta AG                                                         736          38,139
Synthes-Stratec, Inc.                                                26          18,110
Tecan Group AG                                                       79           5,236
UBS AG                                                            9,645         487,016


                                                                SHARES        VALUE
                                                                ------        -----
SWITZERLAND - CONTINUED
Unaxis Holding AG*                                                  100    $     10,786
Valora Holding AG                                                    20           2,910
Zurich Financial Services AG                                        633         148,562
                                                                           ------------
                                                                              3,561,853
UNITED KINGDOM - 26.06%
3I Group*                                                         4,670          58,354
Abbey National                                                   10,987         156,534
Aegis Group PLC*                                                  9,102          12,306
Aggreko PLC                                                       1,673           8,878
Airtours PLC                                                      4,146          15,069
Allied Irish Banks                                                4,700          54,388
AMEC PLC                                                          1,286           7,385
Amey PLC                                                          1,690           9,136
Amvescap                                                          5,896          84,945
Arm Holdings*                                                     7,893          41,195
Associated British Ports Holdings PLC                             2,788          17,023
AstraZeneca Group PLC                                            13,293         598,699
AWG PLC                                                           2,150          16,879
BAA PLC                                                           7,730          61,864
BAE Systems PLC                                                  15,759          70,908
Balfour Beatty PLC*                                               2,370           5,961
Barclays PLC                                                     12,772         422,420
Barratt Developments                                              1,319           8,212
Bass PLC                                                          6,591          65,158
BBA Group PLC                                                     3,760          15,470
BG Group PLC                                                     26,635         108,421
BHP Billiton PLC                                                 16,992          86,213
BOC Group PLC                                                     3,720          57,326
Boots Company                                                     5,897          50,109
BP Amoco PLC                                                    171,230       1,329,308
BPB PLC                                                           3,098          13,512
Brambles Industrie*                                               5,896          29,143
British Airways                                                   7,353          20,845
British American Tobacco Australasia, Ltd                        13,559         114,823
British Land Company PLC                                          3,641          24,720
British Sky Broadcast*                                            7,249          79,672
BT Group PLC                                                     65,008         239,107
BTG PLC*                                                            579           6,330
Bunzl PLC                                                         3,337          21,346
Cable & Wireless ADS                                             20,990         100,853
Cadbury Schweppes PLC*                                           14,313          91,140
Canary Wharf Group PLC*                                           4,742          30,730
Capita Group                                                      4,390          31,289
Caradon PLC*                                                      2,635           4,863
Carlton Communications PLC                                        4,448          15,714
Celltech Group PLC*                                               2,083          26,467
Centrica PLC*                                                    29,323          94,638
CGU PLC                                                          16,858         207,094
Chubb                                                             6,921          17,306
Close Brothers Group PLC                                          1,270          14,863
CMG PLC                                                           4,604          16,265
Compass Group PLC                                                16,265         121,777
Corus Group                                                      23,297          24,386
CRH PLC                                                           3,071          53,990
Daily Mail and General Trust                                      2,224          20,951
DCC PLC                                                             908           9,702
De Lousiana Rue PLC*                                              1,732          11,410
Diageo PLC                                                       25,415         290,044
Dixons Group                                                     13,946          47,645
E D & F Manitoba Group*                                           1,833          31,765
Eircom PLC                                                       10,400          12,590
Elan Corp.*                                                       1,869          85,449
Electrocomponents PLC                                             3,067          23,899


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------


                                                                SHARES        VALUE
                                                                ------        -----
UNITED KINGDOM - CONTINUED
EMI Group PLC                                                     5,973    $     31,000
FirstGroup PLC                                                    2,848          12,173
FKI PLC                                                           5,052          13,587
George Wimpey PLC*                                                2,094           6,667
GKN PLC*                                                          5,520          21,266
GlaxoSmithKline PLC*                                             47,417       1,187,746
Granada Compass PLC                                              21,886          45,659
Great Portland Estates PLC*                                       1,209           4,306
Great University Stores                                           7,023          65,855
Hammerson PLC                                                     2,334          15,049
Hanson PLC                                                        4,851          33,428
Hays PLC                                                         11,799          35,679
Hbos                                                             26,152         302,637
Hilton Group PLC                                                 12,842          39,393
HSBC Holdings PLC                                                68,352         800,923
IMI PLC                                                           1,985           7,763
Imperial Chemical Industries PLC                                  5,980          32,949
Imperial Tobacco                                                  3,610          47,549
Independent News & Media                                          4,779           8,893
International Power PLC                                           7,929          23,342
Invensys PLC*                                                    26,948          46,719
Irish Life & Permanent PLC                                        1,506          15,479
J. Sainsbury PLC                                                 12,447          66,229
Johnson Matthey PLC                                               1,591          22,066
Kerry Group PLC                                                     800           9,781
Kidde PLC                                                         9,935           9,677
Kingfisher PLC*                                                   9,417          54,899
Land Securities                                                   3,560          40,550
Lattice Group PLC                                                24,327          55,172
Legal & General Group PLC*                                       36,516          84,408
Lloyds TSB Group PLC*                                            42,703         463,129
Logica PLC                                                        3,349          31,160
Marconi PLC                                                      28,702          17,421
Marks & Spencer PLC                                              20,615         108,192
Misys PLC                                                         4,140          19,561
National Grid Group                                              10,454          65,047
Next PLC                                                          2,352          30,603
Nycomed Amersham PLC                                              4,803          46,399
Ocean Group*                                                      2,507          28,611
P&O Princess Cruises PLC                                          5,641          32,803
Pace Micro Technology PLC*                                        1,258           6,401
Pearson PLC*                                                      5,838          67,134
Peninsular & Oriental Steam
  Navigation Company*                                             5,121          17,700
Pilkington PLC*                                                   6,940          11,300
Provident Financial PLC                                           2,097          19,664
Prudential Corp.*                                                14,741         170,586
Railtrack Group PLC                                               3,905           3,974
Rank Group PLC*                                                   4,657          15,572
Reckitt & Colman*                                                 3,863          56,160
Reed International PLC                                            9,265          76,776
Rentokil Initial PLC*                                            14,614          58,638
Reuters Group PLC                                                10,827         107,034
Rexam PLC                                                         3,242          17,663
Rio Tinto, Ltd.                                                   8,179         156,481
RMC Group PLC*                                                    1,986          17,872
Rolls Royce*                                                      3,981           9,636
Royal & Sun Alliance                                             11,021          63,248
Royal Bank Scotland Group                                        20,678         502,631
Ryanair Holdings PLC                                              3,354          21,099
Safeway                                                           7,312          34,017
Sage Group PLC*                                                   8,478          28,163
Schroders PLC                                                     1,690          20,761
Scottish & Newcastle PLC*                                         4,552          34,743


                                                                SHARES        VALUE
                                                                ------        -----
UNITED KINGDOM - CONTINUED
Scottish Hydro                                                    5,964    $     52,890
Scottish Power                                                   12,933          71,448
Securicor*                                                        4,375           7,473
Serco Group, PLC                                                  2,860          14,968
Severn Trent PLC                                                  2,015          21,062
Shell Transport & Trading Company PLC                            74,351         510,191
Signet Group PLC                                                 13,218          18,352
Slough Estates PLC                                                3,255          15,687
Smith & Nephew                                                    6,991          42,179
Smiths Industries PLC*                                            4,278          42,105
Smurfit Jefferson                                                 5,576          12,104
Spirent PLC                                                       6,399          14,698
SSL International PLC                                             1,739          13,715
Stagecoach Holdings PLC                                           7,461           8,027
Tate & Lyle PLC*                                                  3,723          18,673
Taylor Woodrow PLC                                                3,291           8,134
Telewest Communications PLC                                      11,742          10,584
Tesco PLC*                                                       50,139         181,501
The Berkeley Group PLC                                              718           7,411
TI Automotive, Ltd., A Shares                                     2,263               0
Unilever PLC                                                     21,717         178,067
United Business Media PLC*                                        2,667          18,611
United Utilities PLC*                                             4,144          37,081
Vodafone Group PLC                                              518,804       1,355,740
Waterford Wedgewood PLC                                           8,769           7,012
Whitbread & Company PLC*                                          2,217          17,695
Wolseley PLC                                                      4,064          33,972
WPP Group PLC*                                                    7,833          86,546
Yorkshire Water PLC*                                              2,481          12,804
                                                                           ------------
                                                                             13,616,242

TOTAL COMMON STOCK
(Cost: $61,510,341)                                                        $ 47,262,812
                                                                           ------------

PREFERRED STOCK - 0.61%
AUSTRALIA - 0.18%
News Corp., Ltd. - Limited Voting Shares                         14,006    $     93,555
                                                                           ------------

GERMANY - 0.43%
Man AG                                                              200           3,205
Munchener
  Ruckversicherungs-Gesellschaft AG                                 700         190,016
RWE AG                                                              200           5,563
Volkswagen AG - Non Voting Preferred                                800          24,817
                                                                           ------------
                                                                                223,601
NEW ZEALAND - 0.00%
Fletcher Challenge                                                9,700             888
                                                                           ------------

TOTAL PREFERRED STOCK
(Cost: $384,775)                                                           $    318,044
                                                                           ------------

RIGHTS - 0.00%
NORWAY - 0.00%
Kvaerner ABA*, (Expiration date 01/22/2002;
  strike price 8 Norwegian Krone)                                   600              76
                                                                           ------------

TOTAL RIGHTS
(Cost: $0)                                                                 $         76
                                                                           ------------


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------



                                                              PRINCIPAL
                                                                AMOUNT        VALUE
                                                              ---------       -----
SHORT TERM INVESTMENTS - 6.12%
Navigator Securities Lending Trust,
  2.25%                                                    $  2,845,085    $  2,845,085
United States Treasury Bills,
  zero coupon due                                               150,000         149,846
  01/24/2002****
  2.19% due 01/03/2002****                                      100,000          99,988
  2.30% due 01/03/2002****                                      100,000          99,987
                                                                           ------------
                                                                           $  3,194,906

REPURCHASE AGREEMENTS - 2.81%
Repurchase Agreement with
  State Street Corp. dated
  12/31/2001 at 1.53%, to be
  repurchased at 1,469,124.87
  on 1/2/2002, collateralized
  by 1,400,000 U.S. Treasury
  Bond 6.25% due 8/15/2023
  (valued at 1,501,500,
  including interest)                                      $  1,469,000    $  1,469,000
                                                                           ------------

TOTAL INVESTMENTS (INTERNATIONAL INDEX
TRUST)  (Cost: $66,558,991)                                                $ 52,244,838
                                                                           ============

The Trust had the following five top industry concentrations at December 31, 2001 (as a percentage of total value of investments):

Banking                                                           10.08%
Drugs & Healthcare                                                 8.17%
Financial Services                                                 5.93%
Insurance                                                          5.56%
Telecommunications Equipment & Services                            5.45%


MID CAP INDEX TRUST

                                                                SHARES        VALUE
                                                                ------        -----
COMMON STOCK - 82.76%
AEROSPACE - 0.14%
Precision Castparts Corp.*                                        3,301    $     93,253
                                                                           ------------

AIR TRAVEL - 0.13%
Alaska Air Group, Inc.*                                           1,699          49,441
Atlas Air, Inc.*                                                  2,449          35,878
                                                                           ------------
                                                                                 85,319
APPAREL & TEXTILES - 0.63%
Coach, Inc.*                                                      2,782         108,442
Mohawk Industries, Inc.*                                          3,370         184,946
Timberland Company, Class A*                                      2,486          92,181
Unifi, Inc.                                                       3,448          24,998
                                                                           ------------
                                                                                410,567
AUTO PARTS - 0.64%
Arvinmeritor, Inc.                                                4,259          83,647
Borg-Warner Automotive, Inc.*                                     1,688          88,198
Gentex Corp.*                                                     4,808         128,518
Modine Manufacturing Company*                                     2,126          49,599
Superior Industries International, Inc.*                          1,659          66,775
                                                                           ------------
                                                                                416,737
AUTO SERVICES - 0.27%
Pennzoil-Quaker State Company*                                    5,093          73,594
United Rentals, Inc.*(a)                                          4,696         106,599
                                                                           ------------
                                                                                180,193

                                                                SHARES        VALUE
                                                                ------        -----
AUTOMOBILES - 0.34%
Federal Signal Corp.*                                             2,884    $     64,227
Lear Corp.                                                        4,112         156,831
                                                                           ------------
                                                                                221,058
BANKING - 8.41%
Associated Banc-Corp                                              4,207         148,465
Astoria Financial Corp.                                           5,909         156,352
Banknorth Group, Inc.                                             9,735         219,232
City National Corp.*(a)                                           3,083         144,439
Colonial Bancgroup, Inc.*                                         7,379         103,970
Dime Bancorp, Inc.*                                               7,583         273,595
First Tennessee National Corp.*                                   8,111         294,105
First Virginia Banks, Inc.                                        3,063         155,478
FirstMerit Corp.                                                  5,433         147,180
Golden State Bancorp, Inc.*                                       8,696         227,400
Greater Bay Bancorp*(a)                                           3,186          91,056
Greenpoint Financial Corp.*                                       6,414         229,300
Hibernia Corp., Class A*                                         10,187         181,227
Independence Community Bank Corp.*                                3,767          85,737
Investors Financial Services Corp.*                               2,043         135,267
M & T Bank Corp.*                                                 6,052         440,888
Marshall & Ilsley Corp.(a)                                        6,761         427,836
Mercantile Bankshares Corp.*                                      4,471         192,432
National Commerce Financial Corp.                                13,035         329,785
New York Community Bancorp, Inc.                                  6,551         149,821
North Fork BanCorp, Inc.(a)                                      10,397         332,600
Pacific Century Financial Corp.*                                  4,919         127,353
Provident Financial Group, Inc.*                                  3,151          82,808
Roslyn Bancorp, Inc.*                                             5,631          98,542
Silicon Valley Bancshares*(a)                                     2,960          79,121
Sovereign Bancorp, Inc.*                                         15,825         193,698
TCF Financial Corp.*                                              4,924         236,254
Westamerica BanCorp*                                              2,215          87,648
Wilmington Trust Corp.                                            2,092         132,445
                                                                           ------------
                                                                              5,504,034
BIOTECHNOLOGY - 1.28%
COR Therapeutics, Inc.*(a)                                        3,564          85,287
Gilead Sciences, Inc.*                                            6,146         403,915
Millennium Pharmaceuticals, Inc.                                 14,179         347,527
                                                                           ------------
                                                                                836,729
BROADCASTING - 1.12%
A.H. Belo Corp., Series A                                         7,051         132,206
Emmis Communications Corp., Class A*(a)                           3,038          71,818
Entercom Communications Corp.                                     2,903         145,150
Hispanic Broadcasting Corp.                                       6,948         177,174
Westwood One, Inc.                                                6,872         206,504
                                                                           ------------
                                                                                732,852
BUILDING MATERIALS & CONSTRUCTION - 0.52%
Dycom Industries, Inc.*(a)                                        2,750          45,953
Harsco Corp.*                                                     2,560          87,808
Jacobs Engineering Group, Inc.                                    1,714         113,124
R.P.M., Inc.*                                                     6,548          94,684
                                                                           ------------
                                                                                341,569
BUSINESS SERVICES - 5.90%
Acxiom Corp.*                                                     5,568          97,273
Affiliated Computer Services, Inc., Class A*                      3,857         409,343
Banta Corp.                                                       1,581          46,671
BISYS Group, Inc.*                                                3,770         241,242
Catalina Marketing Corp.                                          3,532         122,560
Ceridian Corp.*                                                   9,371         175,706
Certegy, Inc.*                                                    4,404         150,705
Choicepoint, Inc.                                                 4,027         204,129
CSG Systems International, Inc.*                                  3,397         137,409



    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------


                                                                SHARES        VALUE
                                                                ------        -----
BUSINESS SERVICES - CONTINUED
DeVry, Inc.*                                                      4,471    $    127,200
Dun & Bradstreet Corp.*                                           5,031         177,594
Gartner Group, Inc., Class B                                      5,504          61,645
Harte-Hanks, Inc.*                                                4,037         113,722
Kelly Services, Inc., Class A                                     2,297          50,281
Korn/Ferry International                                          2,422          25,794
Legato Systems, Inc.*                                             5,730          74,318
Manpower, Inc.*                                                   4,870         164,168
Modis Professional Services, Inc.                                 6,289          44,903
Quanta Services, Inc.*(a)                                         3,892          60,054
Rollins, Inc.*                                                    1,926          38,520
SEI Investment Company                                            6,919         312,116
Sothebys Holdings, Inc., Class A*                                 3,927          65,228
SunGuard Data Systems, Inc.                                      17,899         517,818
Sykes Enterprises, Inc.*                                          2,575          24,051
The Titan Corp.*(a)                                               4,452         111,077
Valassis Communications, Inc.*                                    3,430         122,177
Viad Corp.*                                                       5,673         134,337
Wallace Computer Series, Inc.*                                    2,625          49,849
                                                                           ------------
                                                                              3,859,890
CHEMICALS - 2.00%
Airgas, Inc.*                                                     4,435          67,057
Albemarle Corp.*                                                  2,913          69,912
Cabot Corp.*                                                      4,016         143,371
Cabot Microelectronics Corp.*(a)                                  1,540         122,045
Crompton Corp.*                                                   7,239          65,151
Cytec Industries, Inc.*                                           2,543          68,661
Ferro Corp.(a)                                                    2,195          56,631
H.B. Fuller Company                                               1,812          52,131
IMC Global, Inc.                                                  7,360          95,680
Lubrizol Corp.                                                    3,274         114,885
Lyondell Chemical Company(a)                                      7,530         107,905
Minerals Technologies, Inc.                                       1,254          58,487
Olin Corp.                                                        2,782          44,901
Schulman, Inc.*                                                   1,871          25,539
Solutia, Inc.*                                                    6,676          93,598
Valspar Corp.*(a)                                                 3,173         125,651
                                                                           ------------
                                                                              1,311,605
COMPUTERS & BUSINESS EQUIPMENT - 2.71%
3Com Corp.*                                                      22,274         142,108
Diebold, Inc.*                                                    4,573         184,932
Enterasys Networks, Inc.*                                        12,416         109,882
FEI Company*                                                      2,049          64,564
GTECH Holdings Corp.*                                             1,841          83,379
Henry, Jack & Associates, Inc.                                    5,690         124,270
Infocus Corp.                                                     2,499          55,028
McDATA Corp., Class A*(a)                                         7,200         176,400
National Instruments Corp.                                        3,274         122,644
Plexus Corp.                                                      2,668          70,862
Quantum Corp.                                                     9,957          98,076
Sandisk Corp.                                                     4,374          62,986
Storage Technology Corp.                                          6,714         138,778
Sybase, Inc.*                                                     6,326          99,698
Tech Data Corp.                                                   3,530         152,778
Wind River Systems, Inc.*(a)                                      4,975          89,102
                                                                           ------------
                                                                              1,775,487
CONSTRUCTION MATERIALS - 0.68%
Fastenal Company*(a)                                              2,430         161,425
Granite Construction, Inc.*                                       2,633          63,402
Martin Marietta Materials, Inc.(a)                                3,108         144,833
Trinity Industries, Inc.*                                         2,818          76,565
                                                                           ------------
                                                                                446,225


                                                                SHARES        VALUE
                                                                ------        -----
CONSTRUCTION & MINING EQUIPMENT - 0.10%
FMC Technologies, Inc.                                            4,190    $     68,926
                                                                           ------------

CONTAINERS & GLASS - 0.49%
Longview Fibre Company*                                           3,272          38,643
Packaging Corp., America*                                         6,762         122,730
Sonoco Products Company*                                          6,121         162,696
                                                                           ------------
                                                                                324,069
CRUDE PETROLEUM & NATURAL GAS - 0.69%
Helmerich & Payne, Inc.*                                          3,239         108,118
National Oilwell, Inc.*                                           5,181         106,780
Patterson Energy, Inc.*                                           4,891         114,009
Pioneer Natural Resources Company                                 6,288         121,107
                                                                           ------------
                                                                                450,014
DOMESTIC OIL - 1.28%
Forest Oil Corp.*                                                 2,994          84,461
Murphy Oil Corp.*(a)                                              2,902         243,884
Noble Affiliates, Inc.*                                           3,625         127,926
Ultramar Diamond Shamrock Corp.(a)                                4,759         235,476
Valero Energy Corp.*(a)                                           3,884         148,058
                                                                           ------------
                                                                                839,805
DRUGS & HEALTH CARE - 6.28%
Apogent Technologies, Inc.*                                       6,770         174,666
Barr Laboratories, Inc.(a)                                        2,719         215,780
Beckman Coulter, Inc.*                                            3,904         172,947
Covance, Inc.*                                                    3,806          86,396
DENTSPLY International, Inc.*                                     3,324         166,865
Edwards Lifesciences Corp.*                                       3,792         104,773
Express Scripts, Inc., Class A*                                   5,071         237,120
First Health Group Corp.*                                         6,380         157,841
Health Net, Inc.(a)                                               7,915         172,389
Henry Schein, Inc.                                                2,734         101,240
Hillenbrand Industries, Inc.*                                     4,002         221,191
Ivax Corp.                                                       12,642         254,610
Lifepoint Hospitals, Inc.(a)                                      2,516          85,645
Lincare Holdings, Inc.*                                           6,899         197,656
Mylan Laboratories, Inc.                                          8,044         301,650
Oxford Health Plans, Inc.                                         5,887         177,434
Pacificare Health Systems, Inc.(a)                                2,212          35,392
Patterson Dental Company*                                         4,334         177,391
Perrigo Company                                                   4,713          55,708
Quest Diagnostics, Inc.*                                          6,122         439,009
Sepracor, Inc.*(a)                                                4,991         284,786
STERIS Corp.*                                                     4,442          81,155
Trigon Healthcare, Inc.*                                          2,292         159,179
VISX, Inc.*                                                       3,518          46,613
                                                                           ------------
                                                                              4,107,436
EDUCATIONAL SERVICES - 0.71%
Apollo Group, Inc., Class A*                                      7,327         329,788
Education Management Corp.*(a)                                    2,177          78,916
Sylvan Learning Systems, Inc.                                     2,481          54,756
                                                                           ------------
                                                                                463,460
ELECTRICAL EQUIPMENT - 0.51%
AMETEK, Inc.*                                                     2,101          67,001
Hubbell, Inc., Class B                                            3,755         110,322
Teleflex, Inc.                                                    2,490         117,802
UCAR International, Inc.                                          3,572          38,220
                                                                           ------------
                                                                                333,345
ELECTRIC UTILITIES - 3.35%
Allete, Inc.*                                                     5,329         134,291
Alliant Corp.*(a)                                                 5,608         170,259
Black Hills Corp.*                                                1,698          57,460


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------


                                                                SHARES        VALUE
                                                                ------        -----
ELECTRIC UTILITIES - CONTINUED
Cleco Corp.*                                                      2,881    $     63,296
Conectiv, Inc.*                                                   5,682         139,152
DPL, Inc.*                                                        8,103         195,120
DQE, Inc.*(a)                                                     3,580          67,769
Great Plains Energy, Inc.*(a)                                     3,963          99,868
Hawaiian Electric Industries,Inc                                  2,171          87,448
  IDACORP, Inc.                                                   2,400          97,440
Montana Power Company*                                            6,647          38,220
Northeast Utilities                                               8,976         158,247
NSTAR                                                             3,397         152,356
OGE Energy Corp.(a)                                               4,991         115,192
Potomac Electric Power Company(a)                                 6,881         155,304
Public Service Company of New Mexico                              2,506          70,043
Puget Energy, Inc.*(a)                                            5,554         121,577
Sierra Pacific Resources*(a)                                      6,539          98,412
Wisconsin Energy Corp.(a)                                         7,461         168,320
                                                                           ------------
                                                                              2,189,774
ELECTRONICS - 2.30%
Arrow Electronics, Inc.*                                          6,386         190,941
Avnet, Inc.                                                       7,553         192,375
DSP Group, Inc.*                                                  1,717          39,937
Kemet Corp.                                                       5,487          97,394
L-3 Communications Holdings, Inc.*                                2,511         225,990
Microchip Technology, Inc.*                                       8,539         330,801
Polycom, Inc.*                                                    5,764         198,282
Sequa Corp., Class A                                                665          31,601
Vishay Intertechnology, Inc.*                                    10,201         198,920
                                                                           ------------
                                                                              1,506,241
ENERGY - 0.71%
Covanta Energy Corp.*                                             3,192          14,428
Energy East Corp.*                                                7,483         142,102
MDU Resources Group, Inc.*                                        4,429         124,676
Utilicorp United, Inc.(a)                                         7,411         186,535
                                                                           ------------
                                                                                467,741
FINANCIAL SERVICES - 4.04%
A.G. Edwards, Inc.*                                               5,038         222,528
Americredit Corp.*(a)                                             5,403         170,465
Arthur J. Gallagher & Company                                     5,425         187,108
Compass Bancshares, Inc.*                                         8,167         231,126
E*TRADE Group, Inc.*(a)                                          23,867         244,637
Eaton Vance Corp.*                                                4,434         157,629
Investment Technology Group, Inc.*                                3,111         121,547
Labranche & Company, Inc.*(a)                                     3,760         129,569
Legg Mason, Inc.*                                                 4,268         213,315
Leucadia National Corp.                                           3,543         102,286
Metris Companies, Inc.*(a)                                        4,084         105,000
NCO Group, Inc.                                                   1,653          37,854
Neuberger Berman, Inc.*(a)                                        4,508         197,901
Radian Group, Inc.                                                6,007         258,001
Waddell & Reed Financial, Inc., Class A*                          5,126         165,057
Webster Financial Corp.*                                          3,155          99,477
                                                                           ------------
                                                                              2,643,500
FOOD & BEVERAGES - 2.64%
Bob Evans Farms, Inc.*                                            2,221          54,570
Dean Foods Company*(a)                                            2,785         189,937
Dole Food, Inc.*                                                  3,578          95,998
Dreyers Grand Ice Cream, Inc.*                                    2,208          85,030
Hormel Foods Corp.                                                8,898         239,089
Interstate Bakeries Corp.*                                        3,239          78,319
J. M. Smucker Company                                             1,564          55,334
McCormick & Company, Inc.*                                        4,430         185,927
Pepsiamericas, Inc.                                               9,985         137,793

                                                                SHARES        VALUE
                                                                ------        -----
FOOD & BEVERAGES - CONTINUED
Sensient Technologies Corp.*                                      3,032    $     63,096
Smithfield Foods, Inc.                                            7,147         157,520
Tootsie Roll Industries, Inc.*                                    3,235         126,424
Tyson Foods, Inc., Class A*                                      22,366         258,327
                                                                           ------------
                                                                              1,727,364
FOREST PRODUCTS - 0.20%
Rayonier, Inc.                                                    1,747          88,171
Wausau-Mosinee Paper Corp.                                        3,299          39,918
                                                                           ------------
                                                                                128,089
FURNITURE & FIXTURES - 0.16%
Furniture Brands International, Inc.                              3,241         103,777
                                                                           ------------

GAS & PIPELINE UTILITIES - 2.37%
AGL Resources, Inc.*                                              3,511          80,823
American Water Works Company, Inc.                                6,404         267,367
Equitable Resources, Inc.*                                        4,097         139,585
National Fuel Gas Company                                         5,081         125,501
Ocean Energy, Inc.*                                              11,005         211,296
ONEOK, Inc.(a)                                                    3,825          68,238
Questar Corp.*                                                    5,217         130,686
SCANA Corp.*(a)                                                   6,708         186,684
Vectren Corp.*                                                    4,336         103,977
Western Gas Resources, Inc.                                       2,093          67,646
Western Resources, Inc.*                                          4,490          77,228
WGL Holdings, Inc.*(a)                                            3,109          90,378
                                                                           ------------
                                                                              1,549,409
HEALTHCARE PRODUCTS - 0.43%
Apria Healthcare Group, Inc.*                                     3,491          87,240
Cytyc Corp.*(a)                                                   7,432         193,975
                                                                           ------------
                                                                                281,215
HEALTHCARE SERVICES - 0.69%
Omnicare, Inc.                                                    5,984         148,882
Triad Hospitals, Inc.(a)                                          4,615         135,450
Universal Health Services, Inc., Class B*                         3,858         165,045
                                                                           ------------
                                                                                449,377
HOLDINGS COMPANIES/CONGLOMERATES - 0.08%
Horace Mann Educators Corp.                                       2,609          55,363
                                                                           ------------

HOMEBUILDERS - 0.52%
Clayton Homes, Inc.*(a)                                           8,793         150,360
Lennar Corp.(a)                                                   4,095         191,728
                                                                           ------------
                                                                                342,088
HOTELS & RESTAURANTS - 1.06%
Brinker International, Inc.*                                      6,291         187,220
CBRL Group, Inc.*                                                 3,527         103,835
Extended Stay America, Inc.*                                      5,959          97,728
Mandalay Resort Group*(a)                                         4,534          97,028
Outback Steakhouse, Inc.                                          4,902         167,893
Papa Johns International, Inc.(a)                                 1,454          39,956
                                                                           ------------
                                                                                693,660
HOUSEHOLD APPLIANCES - 0.59%
American Standard Companies, Inc.*                                4,597         313,653
Blyth Industries, Inc.                                            3,015          70,099
                                                                           ------------
                                                                                383,752
HOUSEHOLD PRODUCTS - 0.43%
Church & Dwight, Inc.                                             2,504          66,681
Dial Corp.                                                        6,077         104,221
Energizer Holdings, Inc.*                                         5,875         111,919
                                                                           ------------
                                                                                282,821

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------


                                                                SHARES        VALUE
                                                                ------        -----
INDUSTRIAL MACHINERY - 1.09%
AGCO Corp.*                                                       4,612    $     72,777
Albany International Corp., Class A                               2,000          43,400
Donaldson Company, Inc.*                                          2,825         109,723
Flowserve Corp.                                                   2,841          75,599
Grant Prideco, Inc.                                               7,006          80,569
Kaydon Corp.                                                      1,917          43,478
Kennametal, Inc.                                                  1,979          79,694
Pentair, Inc.*                                                    3,142         114,714
Stewart & Stevenson Services, Inc.*                               1,822          34,272
Tecumseh Products Company, Class A*                               1,184          59,946
                                                                           ------------
                                                                                714,172
INSURANCE - 2.55%
Allmerica Financial Corp.*                                        3,388         150,935
American Financial Group, Inc.                                    4,375         107,406
Everest Re Group, Ltd.*                                           2,963         209,484
Fidelity National Financial, Inc.*                                5,487         136,078
HCC Insurance Holdings, Inc.*(a)                                  3,887         107,087
Mony Group, Inc.                                                  3,049         105,404
Ohio Casualty Corp.                                               3,848          61,760
Old Republic International Corp.                                  7,618         213,380
Protective Life Corp.*                                            4,391         127,032
Stancorp Financial Group, Inc.*                                   1,916          90,531
The PMI Group, Inc.                                               2,853         191,180
Unitrin, Inc.*                                                    4,311         170,371
                                                                           ------------
                                                                              1,670,648
INTERNET SERVICE PROVIDER - 0.10%
RSA Security, Inc.*(a)                                            3,599          62,839
                                                                           ------------

INTERNET SOFTWARE - 0.40%
Internet Security Systems, Inc.*(a)                               3,061          98,136
Macromedia, Inc.*                                                 3,722          66,251
Retek, Inc.*(a)                                                   3,263          97,466
                                                                           ------------
                                                                                261,853
LEISURE TIME - 0.76%
Callaway Golf Company*                                            4,988          95,520
International Speedway Corp., Class A                             3,406         133,175
Park Place Entertainment Corp.                                   19,296         176,944
Six Flags, Inc.*                                                  5,918          91,019
                                                                           ------------
                                                                                496,658
LIFE SCIENCES - 0.41%
Incyte Pharmaceuticals, Inc.*                                     4,253          83,189
Protein Design Laboratories, Inc.*(a)                             5,633         184,762
                                                                           ------------
                                                                                267,951
MANUFACTURING - 0.90%
Lancaster Colony Corp.*                                           2,373          84,265
Nordson Corp.                                                     2,117          55,910
SPX Corp.*                                                        2,580         353,202
York International Corp.*                                         2,491          94,982
                                                                           ------------
                                                                                588,359
MEDICAL-HOSPITALS - 1.03%
IDEC Pharmaceuticals Corp.(a)                                     9,769         673,377
                                                                           ------------

MINING - 0.12%
Arch Coal, Inc.*                                                  3,353          76,113
                                                                           ------------

NEWSPAPERS - 0.65%
Lee Enterprises, Inc.                                             2,822         102,636
Washington Post Company, Class B*                                   608         322,240
                                                                           ------------
                                                                                424,876


                                                                SHARES        VALUE
                                                                ------        -----
OFFICE FURNISHINGS & SUPPLIES - 0.50%
HON Industries, Inc.*                                             3,756    $    103,853
Miller Herman, Inc.                                               4,844         114,609
Reynolds & Reynolds Company, Class A*                             4,590         111,308
                                                                           ------------
                                                                                329,770
PAPER - 0.40%
Bowater, Inc.*                                                    3,500         166,950
P.H. Glatfelter Company                                           2,736          42,627
Potlatch Corp.*                                                   1,812          53,128
                                                                           ------------
                                                                                262,705
PETROLEUM SERVICES - 2.43%
BJ Services Company*                                             10,500         340,725
Cooper Cameron Corp.*                                             3,456         139,484
ENSCO International, Inc.                                         8,623         214,281
Hanover Compressor Company(a)                                     4,045         102,177
Pride International, Inc.*                                        8,506         128,441
Smith International, Inc.*(a)                                     3,164         169,654
Tidewater, Inc.*                                                  3,878         131,464
Varco International, Inc.*                                        6,147          92,082
Weatherford International, Inc.*                                  7,351         273,898
                                                                           ------------
                                                                              1,592,206
PHARMACEUTICALS - 0.45%
ICN Pharmaceuticals, Inc.                                         5,223         174,970
Vertex Pharmaceuticals, Inc.*                                     4,801         118,057
                                                                           ------------
                                                                                293,027
POLLUTION CONTROL - 0.33%
Republic Services, Inc., Class A*                                10,831         216,295
                                                                           ------------

PUBLISHING - 0.51%
Media General, Inc., Class A*                                     1,471          73,300
Readers Digest Association, Inc., Class A*                        6,407         147,873
Scholastic Corp., Series 1202, Class D                            2,260         113,746
                                                                           ------------
                                                                                334,919
RAILROADS & EQUIPMENT - 0.24%
GATX Corp.                                                        3,118         101,397
J.B. Hunt Transport Services, Inc.*                               2,304          53,453
                                                                           ------------
                                                                                154,850
REAL ESTATE - 0.48%
Hospitality Properties Trust, SBI                                 4,004         118,118
IndyMac Mortgage Holdings, Inc.                                   3,898          91,135
New Plan Excel Realty Trust, Inc.*(a)                             5,594         106,566
                                                                           ------------
                                                                                315,819
RETAIL GROCERY - 0.07%
Ruddick Corp.*                                                    2,966          47,426
                                                                           ------------

RETAIL TRADE - 3.10%
Abercrombie & Fitch Company, Class A*                             6,371         169,022
American Eagle Outfitters, Inc.                                   4,604         120,487
Barnes & Noble, Inc.                                              4,295         127,132
BJ's Wholesale Club, Inc.*                                        4,661         205,550
Borders Group, Inc.                                               5,208         103,327
CDW Computer Centers, Inc.*                                       5,654         303,676
Claire's Stores, Inc.*                                            3,125          47,187
Dollar Tree Stores, Inc.*                                         7,191         222,274
Lands' End, Inc.(a)                                               1,906          95,605
Longs Drug Stores Corp.*(a)                                       2,428          56,767
Payless ShoeSource, Inc.*                                         1,426          80,070
Ross Stores, Inc.*                                                5,125         164,410
Saks, Inc.*                                                       9,097          84,966
The Neiman Marcus Group, Inc., Class A*(a)                        3,055          94,919
Williams-Sonoma, Inc.*                                            3,651         156,628
                                                                           ------------
                                                                              2,032,020

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------


                                                                SHARES        VALUE
                                                                ------        -----
SEMICONDUCTORS - 3.06%
Atmel Corp.*                                                     29,820    $    219,773
Cirrus Logic, Inc.*(a)                                            5,089          67,277
Credence Systems Corp.                                            3,851          71,513
Cree, Inc.*                                                       4,700         138,462
Cypress Semiconductor Corp.*                                      7,704         153,541
Fairchild Semiconductor Corp., Class A*                           6,072         171,230
Integrated Device Technology, Inc.*                               6,674         177,462
International Rectifier Corp.                                     4,054         141,404
LAM Research Corp.*                                               8,036         186,596
Lattice Semiconductor Corp.*                                      7,005         144,093
LTX Corp.*                                                        3,109          65,102
Micrel, Inc.*                                                     5,949         156,042
MIPS Technologies, Inc., Class B                                  2,501          19,958
Semtech Corp.*(a)                                                 4,505         160,783
TranSwitch Corp.*                                                 5,857          26,357
Triquint Semiconductor, Inc.*                                     8,343         102,285
                                                                           ------------
                                                                              2,001,878
SOFTWARE - 4.52%
Advent Software, Inc.*(a)                                         2,166         108,192
Ascential Software Corp.*                                        16,613          67,283
Avocent Corp.                                                     2,857          69,282
Cadence Design Systems, Inc.*                                    15,662         343,311
Checkfree Corp.                                                   4,946          89,028
DST Systems, Inc.                                                 7,710         384,343
Electronic Arts, Inc.*                                            8,781         526,421
Imation Corp.*                                                    2,238          48,296
Keane, Inc.                                                       4,835          87,175
Macrovision Corp.*                                                3,247         114,359
Mentor Graphics Corp.                                             4,130          97,344
Networks Associates, Inc.                                         8,869         229,264
Rational Software Corp.*                                         12,435         242,483
Symantec Corp.*                                                   4,463         296,031
Synopsys, Inc.                                                    3,798         224,348
Transaction Systems Architects, Inc., Class A                     2,350          28,811
                                                                           ------------
                                                                              2,955,971
STEEL - 0.18%
Alaska Steel Holding Corp.                                        6,900          78,522
Carpenter Technology Corp.*                                       1,421          37,827
                                                                           ------------
                                                                                116,349
TELECOMMUNICATIONS EQUIPMENT & SERVICES - 1.26%
ADTRAN, Inc.*                                                     2,528          64,515
Advanced Fibre Communications, Inc.*(a)                           5,249          92,750
Commscope, Inc.*                                                  3,297          70,127
Harris Corp.*                                                     4,231         129,088
Newport Corp.(a)                                                  2,347          45,250
Plantronics, Inc.*(a)                                             3,004          77,022
Powerwave Technologies, Inc.*                                     4,132          71,401
Price Communications Corp.(a)                                     3,515          67,101
RF Micro Devices, Inc.*(a)                                       10,673         205,242
                                                                           ------------
                                                                                822,496
TELEPHONE - 0.72%
Broadwing, Inc.*                                                 14,010         133,095
Telephone & Data Systems, Inc.*                                   3,751         336,652
                                                                           ------------
                                                                                469,747
TIRES & RUBBER - 0.18%
Bandag, Inc.                                                      1,322          45,953
Carlisle Companies, Inc.*                                         1,938          71,667
                                                                           ------------
                                                                                117,620
TOBACCO - 0.62%
R.J. Reynolds Tobacco Holdings, Inc.*                             6,142         345,795
Universal Corp., Virginia*                                        1,713          62,370
                                                                           ------------
                                                                                408,165

                                                                SHARES        VALUE
                                                                ------    ------------

TRANSPORTATION - 0.42%
Alexander & Baldwin, Inc.*                                        2,593    $     69,233
C. H. Robinson Worldwide, Inc.*                                   5,413         156,517
Overseas Shipholding Group, Inc.                                  2,194          49,365
                                                                           ------------
                                                                                275,115
TRUCKING & FREIGHT - 0.88%
Airborne, Inc.*                                                   3,081          45,691
CNF Transportation, Inc.                                          3,129         104,978
EGL, Inc.*(a)                                                     3,061          42,701
Expeditores International of Washington, Inc.                     3,305         188,220
Pittston Brinks Group*                                            3,476          76,820
Swift Transportation, Inc.(a)                                     5,458         117,401
                                                                           ------------
                                                                                575,811
TOTAL COMMON STOCK
(Cost: $54,382,845)                                                        $ 54,165,779
                                                                           ------------

WARRANTS - 0.00%
BANKING - 0.00%
Dime Bancorp, Inc., Warrants*                                     3,798             570
                                                                           ------------

TOTAL WARRANTS
(Cost: $1,442)                                                             $        570
                                                                           ------------

                                                              PRINCIPAL
                                                                AMOUNT        VALUE
                                                              ---------       -----
SHORT TERM INVESTMENTS - 11.84%
Navigator Securities Lending
  Trust, 2.25%                                             $  7,400,604    $  7,400,604
United States Treasury Bills
  1.67% due 02/21/2002****                                      200,000         199,534
  zero coupon due 03/07/2002****                                150,000         149,544
                                                                           ------------
                                                                           $  7,749,682
REPURCHASE AGREEMENTS - 5.40%
Repurchase Agreement with
  State Street Corp., dated
  12/31/2001 at 1.53%, to be
  repurchased at $3,533,300
  on 1/2/2002, collateralized
  by $3,635,000 U.S. Treasury
  Bill 0.0% due 6/20/2002
  (valued at $3,604,103,
  including interest)                                      $  3,533,000    $  3,533,000
                                                                           ------------

TOTAL INVESTMENTS (MID CAP INDEX TRUST)
(Cost: $65,666,969)                                                        $ 65,449,031
                                                                           ============

TOTAL STOCK MARKET INDEX


                                                                SHARES        VALUE
                                                                ------        -----
COMMON STOCK - 89.69%
ADVERTISING - 0.27%
Avenue A., Inc.*(a)                                                 200    $        339
Grey Global Group, Inc.*                                              8           5,334
HA-LO Industries, Inc.                                              200               6
Interpublic Group Companies, Inc.*                                1,992          58,844
Lamar Advertising Company, Class A(a)                               553          23,414
Omnicom Group, Inc.                                               1,026          91,673
TMP Worldwide, Inc.*                                                564          24,196
Ventiv Health, Inc.*                                                100             366
                                                                           ------------
                                                                                204,172
AEROSPACE - 1.19%
AAR Corp.(a)                                                        100             901



    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------


                                                                SHARES        VALUE
                                                                ------        -----
AEROSPACE - CONTINUED
Aeroflex, Inc.*                                                     250    $      4,732
Alliant Techsystems, Inc.*                                           88           6,794
B.F. Goodrich Company*                                              573          15,253
BE Aerospace, Inc.(a)                                               100             917
Boeing Company*                                                   4,827         187,191
Esterline Technologies Corp.                                        100           1,601
GenCorp, Inc.                                                       218           3,076
General Dynamics Corp.*                                           1,049          83,542
Heico Corp., Class A                                                295           3,980
Honeywell International, Inc.*                                    4,328         146,373
Ladish, Inc.                                                        203           2,217
Lockheed Martin Corp.                                             2,410         112,475
Northrop Grumman Corp.                                              542          54,639
Orbital Sciences Corp., Class A                                     198             818
Precision Castparts Corp.*                                          235           6,639
Raytheon Company*                                                 2,121          68,869
REMEC, Inc.*                                                        150           1,498
Rockwell Collins, Inc.*                                             917          17,881
Teledyne Technologies, Inc.                                         100           1,629
Textron, Inc.*                                                      717          29,727
United Technologies Corp.*                                        2,496         161,316
Viasat, Inc.*                                                       116           1,810
                                                                           ------------
                                                                                913,878
AGRICULTURE - 0.04%
Bunge, Ltd.*                                                        330           7,682
Cadiz, Inc.*(a)                                                     219           1,756
Delta & Pine Land Company*                                          368           8,328
Fresh Del Monte Produce, Inc.*                                      290           4,365
Lesco, Inc.*                                                        100             860
Monsanto Company                                                    139           4,698
Tejon Ranch Company*                                                289           6,910
                                                                           ------------
                                                                                 34,599
AIR TRAVEL - 0.18%
Airtran Holdings, Inc.*                                             290           1,914
Alaska Air Group, Inc.*                                             100           2,910
America West Holding Corp., Class B*(a)                             100             350
Atlantic Coast Airlines Holdings, Inc.*                             200           4,658
Atlas Air, Inc.*                                                    149           2,183
Continental Airlines, Inc., Class B(a)                              239           6,264
Delta Air Lines, Inc.*                                              629          18,405
Frontier Airlines, Inc.*                                            150           2,550
Mesa Air Group, Inc.*                                               100             752
Mesaba Holdings, Inc.                                               100             712
Northwest Airlines Corp., Class A(a)                                430           6,751
SkyWest, Inc.*                                                      521          13,259
Southwest Airlines Company*                                       4,049          74,825
U.S. Airways Group, Inc.(a)                                         331           2,099
UAL Corp.(a)                                                        242           3,267
                                                                           ------------
                                                                                140,899
ALUMINUM - 0.22%
Alcoa, Inc.                                                       4,697         166,978
                                                                           ------------

AMUSEMENT & THEME PARKS - 0.30%
The Walt Disney Company*                                         11,142         230,862
                                                                           ------------

APPAREL & TEXTILES - 0.28%
Angelica Corp.*                                                     100           1,084
Brown Shoe, Inc.*                                                   100           1,624
Burlington Industries, Inc.*(a)                                     300              11
Cintas Corp.*                                                       985          47,280
Coach, Inc.*                                                        189           7,367


                                                                SHARES        VALUE
                                                                ------        -----
APPAREL & TEXTILES - CONTINUED
Cole Kenneth Productions, Inc., Class A*(a)                         160    $      2,832
Collins & Aikman Corp.                                              516           3,973
Columbia Sportswear Company*                                        174           5,794
Cone Mills Corp.*(a)                                                200             360
FAB Industries, Inc.*                                               143           2,603
G & K Services, Class A*                                            100           3,230
Goodys Family Clothing, Inc.*                                       215             903
Guess, Inc.*                                                        162           1,215
Guilford Mills, Inc.*                                               100              59
Interface, Inc., Class A*                                           200           1,122
Jones Apparel Group, Inc.                                           655          21,726
Kellwood Company(a)                                                 100           2,401
Liz Claiborne, Inc.*                                                328          16,318
Mohawk Industries, Inc.*                                            293          16,080
Nautica Enterprises, Inc.*                                          100           1,279
Oneida, Ltd.                                                        100           1,295
Oshkosh B'Gosh, Inc., Class A                                       100           4,194
Oxford Industries, Inc.                                             100           2,360
Pacific Sunwear of California, Inc.*                                100           2,042
Phillips Van Heusen Corp.*                                          100           1,090
Polo Ralph Lauren Corp., Class A(a)                                 375          10,035
Quiksilver, Inc.                                                    100           1,720
Reebok International, Ltd.*                                         366           9,699
Russell Corp.*                                                      100           1,501
Stride Rite Corp.*                                                  200           1,310
Superior Uniform Group, Inc.                                        161           1,457
Timberland Company, Class A*(a)                                     200           7,416
Unifi, Inc.(a)                                                      200           1,450
V.F. Corp.*                                                         503          19,622
Vans, Inc.*                                                         100           1,274
Warnaco Group, Inc., Class A(a)                                     200              12
Wellco Enterprises Inc.*                                            126           1,764
Wellman, Inc.*                                                      100           1,549
Weyco Group, Inc.                                                    73           1,851
Wolverine World Wide, Inc.*                                         159           2,393
                                                                           ------------
                                                                                211,295
AUTO PARTS - 0.41%
Aftermarket Technology Corp.*                                       150           2,430
American Axle & Manufacturing Holdings, Inc.*                       170           3,635
Arvinmeritor, Inc.                                                  607          11,921
AutoZone, Inc.*                                                     619          44,444
Borg-Warner Automotive, Inc.*                                       100           5,225
Copart, Inc.*                                                       387          14,075
CSK Auto Corp.*(a)                                                  150           1,493
Dana Corp.*                                                         975          13,533
Danaher Corp.                                                       781          47,102
Delphi Automotive Systems Corp.*                                  2,904          39,669
Donnelly Corp.                                                      100           1,315
Eaton Corp.                                                         361          26,862
Exide Corp.*(a)                                                     159             196
Federal Mogul Corp.(a)                                              299             236
Gentex Corp.*                                                       446          11,922
Genuine Parts Company*                                              928          34,058
Hayes Lemmerz International, Inc.(a)                                100              25
Insurance Auto Auctions, Inc.*                                      100           1,451
Modine Manufacturing Company*                                       100           2,333
Sauer, Inc.*                                                        275           2,200
Sports Resorts International, Inc.*(a)                              302           2,328
Standard Motor Products, Inc., Class A*(a)                          100           1,390
Superior Industries International, Inc.*                            100           4,025
TBC Corp.*                                                          177           2,370
Tower Automotive, Inc.*(a)                                          100             903
TRW, Inc.*                                                          610          22,594

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------


                                                                SHARES        VALUE
                                                                ------        -----
AUTO PARTS - CONTINUED
Visteon Corp.*                                                      760    $     11,430
Vulcan International Corp.*                                          42           1,690
                                                                           ------------
                                                                                310,855
AUTO SERVICES - 0.07%
AutoNation, Inc.*                                                 1,903          23,464
Budget Group, Inc., Class A*(a)                                     200             178
Dollar Thrifty Automotive Group, Inc.*                              100           1,550
Midas, Inc.*                                                        100           1,150
Miller Industries, Inc.*                                             40             127
Pennzoil-Quaker State Company*                                      801          11,574
Sonic Automotive, Inc.(a)                                           100           2,344
The Major Automotive
  Companies, Inc.                                                    20              16
United Rentals, Inc.*(a)                                            481          10,919
                                                                           ------------
                                                                                 51,322
AUTOMOBILES - 0.52%
Dura Automotive Systems, Inc.*                                      100           1,100
Federal Signal Corp.*                                               188           4,187
Ford Motor Company*                                               9,745         153,191
General Motors Corp.*                                             2,878         139,871
Lear Corp.                                                          436          16,629
Marine Products Corp.                                             1,740           7,743
Monaco Coach Corp.(a)                                               150           3,280
Monro Muffler Brake, Inc.*                                          100           1,368
NationsRent, Inc.                                                   200              18
O'Reilly Automotive, Inc.*                                          393          14,333
PACCAR, Inc.*                                                       431          28,282
Polaris Industries, Inc.*                                           100           5,775
Spartan Motors, Inc.*                                               200           1,280
Tenneco Automotive, Inc.*                                           219             447
Thor Industries, Inc.*                                              177           6,558
United Auto Group, Inc.*                                            308           7,949
Wabash National Corp.(a)                                            100             780
Winnebago Industries, Inc.*                                         100           3,694
                                                                           ------------
                                                                                396,485
BANKING - 4.71%
1St Source Corp.                                                    110           2,277
ABC Bancorp*                                                        138           1,842
Alabama National BanCorp                                            100           3,371
Ambanc Holding Company, Inc.                                        100           2,135
Ameriana Bancorp                                                    621           8,321
American National Bankshares, Inc                                   100           1,830
Americanwest BanCorp*                                               110           1,348
AmSouth BanCorp                                                   1,845          34,870
Anchor BanCorp Wisconsin, Inc.                                      386           6,848
Area Bancshares Corp.                                               150           2,921
Associated Banc-Corp                                                220           7,764
Astoria Financial Corp.                                             460          12,172
Bancorp Connecticut, Inc.                                           100           1,950
Bancorpsouth, Inc.                                                  616          10,226
Bank Corp.*                                                         174           1,209
Bank of New York, Inc.                                            3,890         158,712
Bank One Corp.                                                    6,301         246,054
Bank United Corp., Litigation                                       100              10
Banknorth Group, Inc.                                               858          19,322
Banner Corp.*                                                       110           1,860
Bay View Capital Corp.                                              887           6,502
BB&T Corp.                                                        2,329          84,100
BOK Financial Corp.*                                                179           5,640
Boston Private Financial Holdings, Inc.*                            100           2,207
Camco Financial Corp.*                                              718           9,119
Camden National Corp.*                                              100           1,870
Capitol Bancorp, Ltd.                                               100           1,330


                                                                SHARES        VALUE
                                                                ------        -----
BANKING - CONTINUED
Capitol Federal Financial                                           200    $      4,168
Cathay Bancorp, Inc.                                                113           7,238
Cavalry BanCorp, Inc.                                               706           8,091
Centennial Bancorp*(a)                                              120             886
Center Bancorp, Inc.*                                               105           1,995
Chemical Financial Corp.*                                            70           2,111
Chester Valley Bancorp, Inc.                                        110           1,562
Chittenden Corp.*                                                   125           3,450
Citizens Banking Corp.                                              313          10,291
City Holding Company(a)                                             100           1,204
City National Corp.*                                                257          12,040
Civic Bancorp                                                       105           2,132
Coastal Financial Corp.*                                            150           1,439
Cobiz, Inc.*                                                        150           2,025
Colonial Bancgroup, Inc.*                                           783          11,032
Columbia Bancorp*                                                   100           1,640
Comerica, Inc.*                                                     835          47,845
Commerce Bancorp, Inc.                                              346          13,612
Commerce Bancshares, Inc.                                           222           8,656
Commercial Bankshares, Inc.*                                        121           2,905
Commercial Federal Corp.                                            200           4,700
Community First Bankshares, Inc.*                                   100           2,569
Community Savings Bankshares, Inc.                                  100           1,899
Connecticut Bancshares, Inc.*                                       266           6,876
Corus Bankshares, Inc.*                                              85           3,859
Cullen Frost Bankers, Inc.*                                         231           7,133
CVB Financial Corp.*                                                110           2,574
Dime Bancorp, Inc.*                                                 503          18,148
Dime Community Bancorp, Inc.*                                       150           4,209
Doral Financial Corp.*                                              158           4,931
East West Bancorp, Inc.*                                            100           2,575
EFC Bancorp, Inc.*                                                  211           2,922
ESB Financial Corp.                                                 710           7,348
F & M Bancorp*                                                      100           2,545
F.M.S. Corp.*                                                       761           6,796
F.N.B. Corp.                                                        193           5,086
FFLC Bancorp, Inc.*                                                  67           1,390
Fidelity Bankshares, Inc.*                                          241           3,849
Fifth Third BanCorp*                                              3,027         185,646
Financial Institutions, Inc.                                        100           2,340
First Bancorp*                                                      224           5,051
First Bell Bancorp, Inc.*                                           483           6,738
First Citizens Bancshares, Inc                                       49           4,790
First Commonwealth Financial Corp.*                                 200           2,304
First Defiance Financial Corp.                                      100           1,520
First Federal Financial Corp.*                                      100           1,676
First Financial BanCorp.*                                           105           1,853
First Financial Bankshares, Inc.*                                   240           7,224
First Midwest Bancorp, Inc.                                         377          11,005
First Niagara Financial Group, Inc.                                 100           1,683
First Oak Brook Bancshares, Inc., Class A                           100           2,415
First Place Financial Corp.*                                        103           1,622
First Securityfed Financial, Inc.*                                  100           2,000
First Sentinel Bancorp, Inc.                                        200           2,504
First Tennessee National Corp.*                                     662          24,004
First United Corp.                                                  100           1,600
First Virginia Banks, Inc.                                          211          10,710
Firstfed America Bancorp, Inc.*(a)                                  100           1,735
FirstMerit Corp.                                                    294           7,964
Flag Financial Corp.*                                             1,052           8,942
FleetBoston Financial Corp.                                       5,695         207,867
FNB Financial Services Corp.*                                       583           8,483
Foothill Independent Bancorp*                                       211           2,659
Frontier Financial Corp.                                            266           6,959

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------


                                                                SHARES        VALUE
                                                                ------        -----
BANKING - CONTINUED
Gaston Federal Bancorp*                                            143   $      2,152
Georgia Financial, Inc.                                            100          1,675
Glacier Bancorp, Inc.*(a)                                          110          2,290
Gold Banc Corp., Inc.*                                             200          1,422
Golden State Bancorp, Inc.*                                        668         17,468
Golden West Financial Corp.*                                       736         43,314
Granite State Bankshares, Inc.*                                    100          2,360
Greater Bay Bancorp*(a)                                            194          5,545
Greenpoint Financial Corp.*                                        436         15,587
Guaranty Federal Bancshares, Inc.*                                 100          1,330
Harleysville National Corp.                                        291          6,853
Heritage Financial Corp.                                           100          1,193
HF Financial Corp.                                                 100          1,105
Hibernia Corp., Class A*                                           825         14,677
Home Federal Bancorp*                                              100          1,865
Horizon Financial Corp.                                            230          2,714
Hudson City Bancorp, Inc.                                          350          9,222
Hudson United Bancorp                                              194          5,568
Huntington Bancshares, Inc.                                      1,390         23,894
Iberiabank Corp.*                                                  100          2,772
Independence Community Bank Corp.*                                 200          4,552
Independent Bank Corp.*                                            100          2,149
Independent Bank Corp.*                                            110          3,058
Indiana United Bancorp*                                            110          1,938
Integra Bank Corp.                                                 100          2,094
Investors Financial Services Corp.*                                237         15,692
Irwin Financial Corp.(a)                                           100          1,700
KeyCorp                                                          2,248         54,716
Klamath First Bancorp, Inc.                                        543          7,140
Lakeland Financial Corp.*                                          100          1,762
Lincoln Bancorp, Indiana*                                          100          1,780
M & T Bank Corp.*                                                  485         35,332
MAF Bancorp, Inc.*                                                 173          5,103
Main Street Bancorp, Inc.                                          100          1,562
Main Street Banks, Inc.                                            409          6,708
Marshall & Ilsley Corp.                                            518         32,779
MB Financial, Inc.*                                                100          2,719
Mercantile Bankshares Corp.*                                       355         15,279
Merchants Bancshares, Inc.*                                        150          3,600
Mid-State Bancshares*                                              430          7,000
MidAmerica Bancorp*                                                215          7,116
National City Corp.                                              3,207         93,773
National Commerce Financial Corp.                                1,101         27,855
National Penn Bancshares, Inc.                                     108          2,376
Net.B@nk, Inc.*(a)                                                 100          1,048
New York Community Bancorp, Inc.                                   680         15,552
North Fork BanCorp, Inc.(a)                                        795         25,432
Northern Trust Corp.                                             1,157         69,675
Northwest Bancorp, Inc.                                            200          2,288
Oak Hill Financial, Inc.                                           100          1,576
Old National Bancorp                                               442         11,160
PAB Bankshares, Inc.                                               797          7,978
Pacific Capital Bancorp*                                           100          2,779
Pacific Century Financial Corp.*                                   456         11,806
Park National Corp.                                                 56          5,194
Patriot Bank Corp.                                                 100          1,065
People's Bank Corp.                                                358          7,611
PNC Bank Corp.*                                                  1,537         86,379
Popular, Inc.*                                                     558         16,227
Progress Financial Corp.*(a)                                     1,123          8,422
Prosperity Bancshares, Inc.*                                       100          2,699
Provident Bancorp, Inc.*(a)                                        100          2,920
Provident Bankshares Corp.                                         105          2,552
Provident Financial Group, Inc.*(a)                                151          3,968


                                                                SHARES        VALUE
                                                                ------        -----
BANKING - CONTINUED
Quaker City Bancorp, Inc.*                                         100   $      2,985
Republic Bancorp, Inc.*                                            242          3,352
Republic Bancshares, Inc.*                                         100          1,300
Riggs National Corp.*                                              100          1,397
Roslyn Bancorp, Inc.*                                              580         10,150
Royal Bancshares Pennsylvania, Inc., Class A*                      105          2,116
S & T Bancorp, Inc.*                                               100          2,428
Savannah Bancorp, Inc.                                             110          2,244
Silicon Valley Bancshares*                                         200          5,346
Sky Financial Group, Inc.*                                         487          9,906
SNB Bancshares, Inc.*                                              100          1,467
South Alabama Bancorp, Inc.*                                       100            989
South Financial Group, Inc.*(a)                                    387          6,869
Southtrust Corp.*                                                1,974         48,699
Southwest BanCorp of Texas, Inc.*                                  339         10,262
Sovereign Bancorp, Inc.*                                         1,232         15,080
State Bancorp, Inc.*(a)                                            113          1,723
State Financial Services Corp., Class A                            683          7,889
State Street Corp.*                                              1,783         93,162
Staten Islands Bancorp, Inc.*                                      266          4,338
Sterling Bancorp*                                                  233          6,804
Sterling Bancshares, Inc.*                                         200          2,504
Sterling Financial Corp.*                                           93          2,265
Summit Bankshares, Inc.*                                           100          1,808
SunTrust Banks, Inc.*                                            1,460         91,542
Susquehanna Bancshares, Inc.*                                      100          2,085
TCF Financial Corp.*                                               437         20,967
The Trust Company of New Jersey*                                   298          7,510
Trico Bancshares*                                                  100          1,900
Troy Financial Corp.*                                              100          2,480
TrustCo Bank Corp., New York*                                      264          3,318
Trustmark Corp.*                                                   444         10,758
U.S.B. Holding Company, Inc.*(a)                                   100          1,685
UCBH Holdings, Inc.                                                170          4,835
Union Bankshares Corp.*                                            100          1,624
Union Planters Corp.*                                              707         31,907
UnionBanCal Corp.(a)                                               870         33,060
United Bankshares, Inc.*                                           350         10,101
United National Bancorp*(a)                                        100          2,401
US  Bancorp*                                                    10,434        218,384
Valley National Bancorp*                                           450         14,827
VIB Corp.*                                                         112          1,062
Virginia Commerce Bancorp Inc.*                                     67          1,407
Vista Bancorp, Inc.*                                               110          2,942
W Holding Company, Inc.*                                           491          7,954
Wachovia Corp.*                                                  7,550        236,768
Wainwright Bank & Trust Company                                    114            846
Warren Bancorp, Inc.*                                              200          1,890
Warwick Community Bancorp*                                          76          1,589
Washington Federal, Inc.                                           277          7,141
Washington Trust Bancorp, Inc.*                                    100          1,900
Waypoint Financial Corp.                                           308          4,645
Webfiancial Corp.                                                  134            343
Wells Fargo & Company                                            9,149        397,524
Wesbanco, Inc.*                                                    100          2,113
West Bank Corp.                                                     78            753
West Coast Bancorp*                                                110          1,531
West Essex Bancorp, Inc.                                           110          1,678
Westamerica BanCorp*                                               275         10,882
Whitney Holding Corp.*                                             100          4,385
Willow Grove Bancorp, Inc.*                                        107          2,059
Wilmington Trust Corp.                                             100          6,331
Wintrust Financial Corp.                                            69          2,109
WVS Financial Corp.*                                                78          1,234

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------


                                                                SHARES        VALUE
                                                                ------        -----
BANKING - CONTINUED
Yardville National Bancorp*                                        100   $      1,250
Zions BanCorp*                                                     512         26,921
                                                                         ------------
                                                                            3,609,679
BIOTECHNOLOGY - 1.14%
Adolor Corp.*(a)                                                   245          4,398
Affymetrix, Inc.*                                                  427         16,119
Amgen, Inc.*                                                     5,625        317,475
Applera Corp.-Applied Biosystems Group*                          1,056         41,469
Arena Pharmaceuticals, Inc.*(a)                                    250          3,007
Aviron*                                                            274         13,626
Biogen, Inc.*                                                      748         42,898
Chiron Corp.*                                                    1,057         46,339
COR Therapeutics, Inc.*(a)                                         234          5,600
Exelixis, Inc.*(a)                                                 390          6,482
Genetech, Inc.*                                                  1,153         62,550
Gilead Sciences, Inc.*                                             497         32,663
Human Genome Sciences, Inc.*                                       651         21,952
Immunex Corp.*                                                   3,048         84,460
Intermune, Inc.*(a)                                                241         11,872
Invitrogen Corp.*                                                  298         18,455
Medicines Company(a)                                               283          3,280
MedImmune, Inc.*                                                 1,246         57,752
Millennium Pharmaceuticals, Inc.                                 1,185         29,044
Neose Technologies, Inc.                                           120          4,394
Neurocrine Biosciences, Inc.*                                      238         12,212
Serologicals Corp.*                                                230          4,945
Tanox, Inc.(a)                                                     367          6,790
Transkaryotic Therapies, Inc.*                                     264         11,299
Trimeris, Inc.*(a)                                                 116          5,217
Tularik, Inc.*(a)                                                  302          7,254
                                                                         ------------
                                                                              871,552
BROADCASTING - 1.57%
A.H. Belo Corp., Series A                                          773         14,494
Ackerley Communications, Inc.*(a)                                  100          1,750
Acme Communications, Inc.*(a)                                      100            674
ACTV, Inc.*(a)                                                     243            454
Cablevision Systems Corp., Class A(a)                              795         37,723
Clear Channel Communications, Inc.*                              3,147        160,214
Cox Communications, Inc., Class A*(a)                            3,145        131,807
Cox Radio, Inc., Class A*                                          230          5,860
Crown Media Holdings, Inc., Class A*                               282          3,184
Cumulus Media, Inc., Class A*                                      100          1,618
Dick Clark Productions, Inc.*                                      110          1,012
EchoStar Communications Corp., Class A(a)                        1,226         33,678
Emmis Communications Corp., Class A*                               271          6,406
Entercom Communications Corp.                                      224         11,200
Entravision Communications Corp., Class A                          298          3,561
Fox Entertainment Group, Inc., Class A*                          1,459         38,707
Gray Communications Systems, Inc.*(a)                              100          1,388
Gray Communications Systems, Inc., Class B*                        100          1,039
Hearst Argyle Television, Inc.                                     583         12,570
Hispanic Broadcasting Corp.                                        624         15,912
Liberty Media Corp., Series A*                                  12,598        176,372
LodgeNet Entertainment Corp.*                                      331          5,657
Mediacom Communications Corp., Class A*                            476          8,692
New Frontier Media, Inc.*                                          100            300
On Command Corp.                                                   100            305
Paxson Communications Corp.*(a)                                    880          9,196
Pegasus Communications Corp., Class A(a)                           381          3,966
Proxim, Inc.*(a)                                                   261          2,589
Radio One, Inc., Class A(a)                                        100          1,847
Radio Unica Corp.                                                  100            140
Regent Communications, Inc.*                                       100            675


                                                                SHARES        VALUE
                                                                ------        -----
BROADCASTING - CONTINUED
Saga Communications, Inc., Class A*                                100   $      2,070
Sinclair Broadcast Group, Inc., Class A*(a)                        200          1,892
Sirius Satellite Radio, Inc.*(a)                                   273          3,175
Spanish Broadcasting Systems, Inc., Class A*                       100            989
TiVo, Inc.(a)                                                      100            655
UnitedGlobalCom, Inc., Class A*(a)                                 514          2,570
Univision Communications, Inc., Class A*(a)                      1,227         49,644
Viacom, Inc., Class B*                                           9,526        420,573
Westwood One, Inc.                                                 559         16,798
Wink Communications, Inc.*                                         168            269
XM Satellite Radio Holdings, Inc., Class A*(a)                     481          8,831
Young Broadcasting, Inc., Class A*                                  58          1,041
                                                                         ------------
                                                                            1,201,497
BUILDING MATERIALS & CONSTRUCTION - 0.08%
Apogee Enterprises, Inc.,                                          200           3164
Armstrong Holdings, Inc.*(a)                                       100            341
Dycom Industries, Inc.*                                            100          1,671
Elcor Corp.*                                                       100          2,779
EMCOR Group, Inc.*                                                 127          5,766
Haemonetics Corp.*                                                 100          3,392
Harsco Corp.*                                                      138          4,733
Hughes Supply, Inc.                                                100          3,087
Jacobs Engineering Group, Inc.                                     100          6,600
Lennox International, Inc.                                         200          1,940
NCI Building Systems, Inc.                                         100          1,770
Owens-Corning Corp.(a)                                             200            380
R.P.M., Inc.*                                                      872         12,609
Standard-Pacific Corp.*                                            100          2,432
Trex Company, Inc.*(a)                                             330          6,267
U.S. Concrete, Inc.*                                               152          1,003
                                                                         ------------
                                                                               57,934
BUSINESS SERVICES - 2.32%
ABM Industries, Inc.                                               100          3,135
Acxiom Corp.*                                                      380          6,639
Administaff, Inc.*(a)                                              223          6,112
Advanced Marketing Services, Inc.                                  150          2,738
ADVO, Inc.*                                                        100          4,300
Affiliated Computer Services, Inc., Class A*,                      342         36,296
Amerco*                                                            100          1,882
American Management Systems, Inc.*                                 162          2,929
AMR Corp.*                                                         777         17,226
Anacomp, Inc.*                                                     100              5
Analysts International Corp.                                       151            624
Answerthink Consulting Group*                                      166          1,084
APAC Customer Services, Inc.*                                      296            770
Apropos Technology, Inc.*                                          280            879
Arbitron, Inc.*                                                    145          4,952
Automatic Data Processing, Inc.                                  3,404        200,496
Banta Corp.                                                        100          2,952
Barra, Inc.*                                                       136          6,404
BISYS Group, Inc.*                                                 328         20,989
Black Box Corp.*                                                   100          5,288
Bowne & Company, Inc.*                                             158          2,022
Braun Consulting, Inc.                                             100            355
Breakaway Solutions, Inc.*(a)                                      100              2
Bright Horizons Family Solutions, Inc.*                            100          2,799
Brio Technology, Inc.*                                             100            288
Career Education Corp.*                                            254          8,707
Catalina Marketing Corp.                                           300         10,410
Cendant Corp.(a)                                                 5,404        105,972
Central Parking Corp.*(a)                                          374          7,345
Ceridian Corp.*                                                    727         13,631
Certegy, Inc.*                                                     531         18,171

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------


                                                                SHARES        VALUE
                                                                ------        -----
BUSINESS SERVICES - CONTINUED
Choicepoint, Inc.(a)                                               304   $     15,410
Coinstar, Inc.*                                                    100          2,500
Comdisco, Inc.*                                                    829            431
Compucredit Corp.(a)                                               170          1,999
Computer Horizons Corp.                                            157            504
Computer Sciences Corp.*                                           893         43,739
Computer Task Group, Inc.*                                         165            650
Convergys Corp.*                                                   948         35,541
Corporate Executive Board Company*                                 154          5,652
Costar Group, Inc.*                                                100          2,401
Cross Media Marketing Corp.*                                        25            225
CSG Systems International, Inc.*                                   244          9,870
Cuno, Inc.                                                         100          3,050
Deluxe Corp.*                                                      371         15,426
DeVry, Inc.*                                                       377         10,726
DiamondCluster International, Inc., Class A(a)                     100          1,310
Dun & Bradstreet Corp.*                                            443         15,638
Eclipsys Corp.*                                                    180          3,015
Edgewater Technology, Inc.*                                        100            395
eFunds Corp.*                                                      188          2,585
Electro Rent Corp.*                                                100          1,289
Electronic Data Systems Corp.*                                   2,559        175,419
Encompass Services Corp.*                                          292            847
Entrust Technologies, Inc.                                         426          4,341
EpicEdge, Inc.*                                                    100             16
Excelon Corp.*                                                     225            263
Exchange Applications, Inc.*                                       100             25
F.Y.I., Inc.                                                       137          4,589
FactSet Research Systems, Inc.*(a)                                 140          4,893
First Consulting Group                                             100          1,550
First Data Corp.                                                 2,073        162,627
Fiserv, Inc.                                                     1,049         44,394
Fluor Corp.*                                                       428         16,007
Forrester Research, Inc.                                           100          2,014
Franklin Covey Company*                                            100            603
Futurelink Corp.*                                                   28              0
Gartner Group, Inc., Class B                                       359          4,021
Getty Images, Inc.*                                                335          7,698
Global Payments, Inc.*                                             148          5,091
H & R Block, Inc.                                                  894         39,962
Harte-Hanks, Inc.*                                                 271          7,634
Heidrick & Struggles International, Inc.*                          100          1,815
HNC Software, Inc.*                                                360          7,416
Hollywood Media Corp.(a)                                           100            659
Hooper Holmes, Inc.*                                               619          5,540
Hunt Corp.                                                         100            770
Imagex.com, Inc.*(a)                                               100             73
Industri-Matematik International Corp.                             100            103
Information Holdings, Inc.                                         100          2,831
Information Resources, Inc.*                                       187          1,552
Insight Enterprises, Inc.*(a)                                      461         11,341
Intelidata Technologies Corp.*(a)                                  259            733
Intelligroup, Inc.*                                                100             98
Interactive Data Corp.*                                            447          6,321
Interest Media Group, Inc.*                                        100            190
Intervoice, Inc.*                                                  100          1,280
Iron Mountain, Inc.                                                263         11,519
ITT Educational Services, Inc.*(a)                                 100          3,687
ITT Industries, Inc.*                                              520         26,260
Jupiter Media Metrix, Inc.*                                        194            320
Kelly Services, Inc., Class A                                      100          2,189
Key3Media Group, Inc.                                              277          1,476
Kforce.com, Inc.*                                                  100            629
Kinder Morgan Management LLC                                       181          6,860


                                                                SHARES        VALUE
                                                                ------        -----
BUSINESS SERVICES - CONTINUED
Korn/Ferry International                                           100   $      1,065
KPMG Consulting, Inc.                                              669         11,085
Kronos, Inc.*                                                       69          3,338
Labor Ready, Inc.*                                                 100            511
Learning Tree International, Inc.*                                 100          2,790
Legato Systems, Inc.*                                              371          4,812
Lightbridge, Inc.                                                  159          1,932
Loch Harris, Inc.                                                1,200             36
Management Network Group, Inc.*                                    100            690
Manpower, Inc.*                                                    356         12,001
Marchfirst, Inc.*                                                  400              0
MAXIMUS, Inc.(a)                                                   100          4,206
MedQuist, Inc.*                                                    155          4,534
MerchantOnline.com, Inc.*                                          200              0
Modis Professional Services, Inc.(a)                               300          2,142
National Processing, Inc.                                          417         13,552
Navigant Consulting Company*                                       100            550
NCR Corp.(a)                                                       445         16,403
NetLojix Communications, Inc.*                                     300             51
New England Business Service, Inc.*                                100          1,915
Newpark Resources, Inc.                                            391          3,089
Nextcard, Inc.(a)                                                  200            104
NovaMed Eyecare, Inc.                                              100            118
Novo Networks, Inc.                                                100             29
On Assignment, Inc.(a)                                             100          2,297
Organic, Inc.*                                                     200             64
Paxar Corp.*                                                       221          3,138
Paychex, Inc.*                                                   1,974         68,794
PDI, Inc.*                                                         100          2,232
Pegasystems, Inc.*                                                 173            753
Penton Media, Inc.                                                 100            626
Pre-Paid Legal Services, Inc.*(a)                                  100          2,190
Probusiness Services, Inc.                                         100          1,880
Profit Recovery Group International, Inc.*(a)                      169          1,377
Prosoft Development, Inc.*                                         100             98
Protection One, Inc.*                                              500          1,250
Quanta Services, Inc.*                                             551          8,502
Quest Software, Inc.*(a)                                           477         10,546
R.H. Donnelley Corp.*                                              100          2,905
R.R. Donnelley & Sons Company*                                     755         22,416
Razorfish, Inc., Class A*(a)                                       300             66
Renaissance Learning Inc.(a)                                       153          4,662
Rent-A-Center, Inc.                                                100          3,357
Resources Connection, Inc.                                         197          5,187
Robert Half International, Inc.*                                   872         23,282
Rollins, Inc.*(a)                                                  100          2,000
Sapient Corp.*                                                     512          3,953
Scient, Inc.*                                                      448            188
Seachange International, Inc.                                      100          3,412
SEI Investment Company                                             639         28,825
Service Master Company*                                          1,868         25,778
SITEL Corp.*                                                       407            977
Sonicwall, Inc.*(a)                                                273          5,307
Sothebys Holdings, Inc., Class A*                                  520          8,637
Source Information Management Company*(a)                          100            533
Spherion Corp.*                                                    200          1,952
StarTek, Inc.*                                                     268          5,079
SunGuard Data Systems, Inc.                                      1,594         46,114
Superior Consultant, Inc.(a)                                       100            840
Surmodics, Inc.(a)                                                  96          3,500
SVI Solutions, Inc.                                                100             91
Sykes Enterprises, Inc.*                                           100            934
Syntel, Inc.*                                                      204          2,638
Systems & Computer Technology Corp.*                               152          1,572

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------


                                                                SHARES        VALUE
                                                                ------        -----
BUSINESS SERVICES - CONTINUED
Tanning Technology Corp.                                           100   $        321
Telespectrum Worldwide, Inc.                                       200              3
Teletech Holdings, Inc.*                                           788         11,292
TETRA Technologies, Inc.                                           210          4,181
The Advisory Board Company*                                        256          7,091
The Titan Corp.*(a)                                                340          8,483
Total Systems Services, Inc.*(a)                                 1,061         22,472
Track Data Corp.*(a)                                               300            438
Travelocity.com, Inc.*(a)                                          100          2,871
Tyco International, Ltd.*                                           51          3,004
Unisys Corp.*                                                    1,741         21,832
Universal Broadband Networks, Inc.                                 100              1
URS Corp.*(a)                                                      100          2,741
Valassis Communications, Inc.*                                     230          8,193
Valueclick, Inc.*                                                   41            117
Vastera, Inc.*(a)                                                  376          6,245
Ventro Corp.                                                       100             39
Verado Holdings, Inc., Series B*                                   100              4
Viad Corp.*                                                        372          8,809
Virco Manufacturing Company*                                       148          1,480
Voicenet, Inc.                                                     100             20
Volt Information Sciences, Inc.*                                    69          1,180
Wackenhut Corp.*(a)                                                349          8,655
Wackenhut Corrections Corp.                                        100          1,386
Wallace Computer Series, Inc.*                                     408          7,748
Waste Connections, Inc.*(a)                                        100          3,099
Waste Holdings Inc.*                                                79            498
Water Pik Technology, Inc.*                                        125          1,086
Watson Wyatt & Company Holdings, Class A                            52          1,134
West Corp.*                                                        287          7,158
Whitman Education Group, Inc.*                                      96            442
Wireless Facilities, Inc.*                                         249          1,676
Workflow Management, Inc.*                                         100            477
World Access, Inc.*(a)                                             200              0
Zap.com Corp.*                                                     200             38
                                                                         ------------
                                                                            1,780,533
CABLE AND TELEVISION - 0.37%
Adelphia Communications Corp., Class A*(a)                         862         26,877
Charter Communications, Inc., Class A*                           1,554         25,532
Comcast Corp., Class A*                                          5,064        182,304
Insight Communications, Inc., Class A*                             319          7,707
USA Networks, Inc.*                                              1,531         41,812
                                                                         ------------
                                                                              284,232
CHEMICALS - 1.17%
Aceto Corp.                                                        185          1,924
Air Products & Chemicals, Inc.,                                  1,285         60,279
Airgas, Inc.*                                                      296          4,476
Albemarle Corp.*                                                   180          4,320
Amcol International Corp.                                          273          1,966
Arch Chemicals, Inc.*                                              100          2,320
Cabot Corp.*                                                       283         10,103
Cabot Microelectronics Corp.*                                      113          8,955
Calgon Carbon Corp.*                                               277          2,313
Cambrex Corp.*                                                     100          4,360
Chemfirst, Inc.                                                    100          2,397
Crompton Corp.*                                                    456          4,104
Cytec Industries, Inc.*                                            159          4,293
Dionex Corp.*                                                      100          2,551
Dow Chemical Company                                             4,725        159,610
E.I. Du Pont De Nemours & Company                                5,541        235,548
Eastman Chemical Company*                                          464         18,105
Engelhard Corp.                                                    693         19,182
Ethyl Corp.*                                                       300            276


                                                                SHARES        VALUE
                                                                ------        -----
CHEMICALS - CONTINUED
Ferro Corp.                                                        100   $      2,580
FMC Corp.                                                          174         10,353
Georgia Gulf Corp.*                                                100          1,850
Great Lakes Chemical Corp.                                         194          4,710
H.B. Fuller Company                                                202          5,812
Hawkins, Inc.                                                      718          6,390
Hercules, Inc.*                                                  1,145         11,450
IMC Global, Inc.                                                   685          8,905
Lubrizol Corp.                                                     321         11,264
Lyondell Chemical Company                                          884         12,668
MacDermid, Inc.*(a)                                                100          1,695
Martek Biosciences Corp.(a)                                        100          2,175
Material Sciences Corp.*                                           151          1,528
Millennium Chemicals, Inc.*                                        747          9,412
Minerals Technologies, Inc.                                        100          4,664
Mississippi Chemical Corp.                                         230            651
Nl Industries, Inc.                                                198          3,023
Olin Corp.                                                         399          6,440
OM Group, Inc.                                                     100          6,619
Omnova Solutions, Inc.                                             307          2,088
Penford Corp.*                                                     100          1,245
Polyone Corp.*                                                     371          3,636
PPG Industries, Inc.*                                              877         45,358
Praxair, Inc.*                                                     877         48,454
Quaker Chemical Corp.*                                             100          2,060
Rohm & Haas Company                                              1,118         38,716
Schulman, Inc.*                                                    198          2,703
Scotts Company, Class A                                            251         11,948
Sigma-Aldrich Corp.*                                               337         13,281
Solutia, Inc.*                                                     426          5,973
Spartech Corp.*                                                    100          2,055
Techne Corp.*                                                      200          7,370
TETRA Technologies, Inc.                                           100          2,095
Uniroyal Technology*                                               162            518
Valence Technology, Inc.(a)                                        170            573
Valhi, Inc.*                                                       506          6,426
Valspar Corp.*(a)                                                  296         11,722
W. R. Grace & Company*                                           4,402          6,823
Waters Corp.                                                       641         24,839
WD-40 Company*(a)                                                  100          2,665
Zoltek Companies, Inc.*(a)                                         126            299
                                                                         ------------
                                                                              900,118
CELLULAR COMMUNICATIONS - 0.28%
AirGate PCS, Inc.*(a)                                              122          5,557
Alamosa Holdings, Inc.*(a)                                         857         10,224
Nextel Communications, Inc., Class A                             4,201         46,043
Nextel Partners, Inc., Class A                                   1,067         12,804
Sprint Corp. (PCS Group), Series 1*(a)                           5,005        122,172
UbiquiTel, Inc.*                                                   849          6,325
Western Wireless Corp., Class A*                                   335          9,464
                                                                         ------------
                                                                              212,589
COAL - 0.01%
Massey Energy Corp.*                                               315          6,530
                                                                         ------------

COLLEGES & UNIVERSITIES - 0.01%
Corinthian Colleges, Inc.*                                         119          4,866
                                                                         ------------

COMMERCIAL SERVICES - 0.00%
Rental Way, Inc.*                                                  100            599
Resource America, Inc.*                                            100            934
                                                                         ------------
                                                                                1,533

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------


                                                                SHARES        VALUE
                                                                ------        -----
COMPUTERS & BUSINESS EQUIPMENT - 4.84%
3Com Corp.*                                                      2,011   $     12,830
3Dfx Interactive, Inc.*(a)                                         100             48
8X8, Inc.*                                                         100             89
Act Manufacturing, Inc.*(a)                                        100             35
Actel Corp.*,                                                      100          1,991
Adaptive Broadband Corp.*                                          100              0
ADE Corp.*                                                         100          1,000
Advanced Digital Information Corp.*                                327          5,245
Advanced Radio Telecom Corp.*                                      100              0
Aether Systems, Inc.*(a),                                          213          1,960
Allen Telecom, Inc.*(a)                                            159          1,351
Apple Computer, Inc.*                                            1,763         38,610
Arguss Holdings, Inc.*                                             100            406
Aspen Technology, Inc.*                                            100          1,680
Avanex Corp.*                                                      275          1,622
Avant Corp.*                                                       100          2,049
Avici Systems, Inc.*(a)                                            417          1,213
Benchmark Electronics, Inc.                                        100          1,896
Brocade Communications Systems, Inc.*                            1,359         45,010
CACI, Inc., Class A*                                               238          9,397
Chippac, Inc., Class A*(a)                                         511          3,792
Cisco Systems, Inc.*                                            39,126        708,572
Clariti Telecommunication International*                           125              2
Communication Intelligence Corp.*(a)                               300            192
Compaq Computer Corp.*                                           8,980         87,645
Concurrent Computer Corp.*(a)                                      642          9,534
Crossroads Systems, Inc.                                           100            449
Cylink Corp.*                                                      100            275
Datastream Systems, Inc.*                                          100            617
Delano Technology Corp.*                                           100             80
Dell Computer Corp.*                                            13,877        377,177
Diebold, Inc.*                                                     403         16,297
DMC Stratex Networks, Inc.*(a)                                     295          2,295
Echelon Corp.*(a)                                                  160          2,266
eLoyalty Corp.*                                                     23            122
eMachines, Inc.*(a)                                                400            416
EMC Corp.                                                       11,772        158,216
Emulex Corp.                                                       515         20,348
Enterasys Networks, Inc.*                                        1,207         10,682
Extreme Networks, Inc.*(a)                                         746          9,623
Falconstor Software, Inc.*(a)                                      100            906
FEI Company*(a)                                                    260          8,193
FileNET Corp.*                                                     477          9,678
Fourthstage Technologies, Inc.                                      33              7
FSI International, Inc.*                                           169          1,558
Gateway, Inc.                                                    1,817         14,609
General Magic, Inc.*                                               200             78
Gerber Scientific, Inc.*                                           171          1,590
GTECH Holdings Corp.*                                               96          4,348
Handspring, Inc.(a)                                                546          3,680
Helix Technology Corp.*                                            100          2,255
Henry, Jack & Associates, Inc.                                     421          9,195
Hewlett-Packard Company                                         10,383        213,267
Hutchinson Technology, Inc.*                                       100          2,322
Hypercom Corp.                                                     183          1,372
IBM Corp.*                                                       9,286      1,123,235
Infocus Corp.                                                      151          3,325
Ingram Micro, Inc., Class A*                                       291          5,040
Integrated Circuit Systems, Inc.*(a)                               326          7,364
Intergraph Corp.                                                   200          2,748
Interland, Inc.*                                                   414            874
International Fibercom, Inc.*                                      100             25
INVESTools, Inc.*                                                   55             32
Iomega Corp.*                                                      215          1,795


                                                                SHARES        VALUE
                                                                ------        -----
COMPUTERS & BUSINESS EQUIPMENT - CONTINUED
Ixia*                                                              237   $      3,045
Juniper Networks, Inc.*                                          1,901         36,024
Lexmark International Group, Inc., Class A                         726         42,834
Maxim Integrated Products, Inc.                                  1,713         89,950
Maxtor Corp.                                                     1,484          9,409
McDATA Corp., Class A*                                             743         18,203
Mechanical Technology, Inc.                                        199            545
Mercury Computer Systems, Inc.                                     100          3,911
Metro One Telecomm, Inc.*(a)                                       141          4,265
Micros Systems, Inc.*                                              277          6,953
Microtune, Inc.                                                    317          7,437
MTS Systems Corp.                                                  169          1,709
Myrient, Inc.                                                      100             10
National Instruments Corp.(a)                                      421         15,771
NetIQ Corp.                                                        435         15,338
Netro Corp.*                                                       237            870
New Horizons Worldwide, Inc.                                       100          1,150
Nuance Communications, Inc.*                                       111          1,010
ONI Systems Corp.*(a)                                              610          3,825
Oplink Communications, Inc.                                        670          1,263
Optical Cable Corp.(a)                                             250            407
Packeteer, Inc.(a)                                                 100            737
Palm, Inc.                                                       4,443         17,239
PEC Solutions, Inc.*(a)                                            256          9,628
Perot Systems Corp., Class A*                                      767         15,662
Pinnacle Systems, Inc.                                             179          1,421
Pitney Bowes, Inc.                                               1,253         47,125
Pixar*                                                             259          9,314
Plexus Corp.                                                       200          5,312
Predictive Systems, Inc.                                           100            196
Quantum Corp.                                                      618          6,087
Quintus Corp.*(a)                                                  100              5
Radiant Systems, Inc.*(a)                                          100          1,150
Read Rite Corp.*                                                   683          4,515
Redback Networks, Inc.*(a)                                         666          2,631
Riverstone Networks, Inc.*(a)                                      595          9,877
Robotic Vision Systems, Inc.*                                      218            244
Sandisk Corp.                                                      342          4,925
Socket Communications, Inc.*                                       179            301
Spectralink Corp.                                                  100          1,713
Spectrasite Holdings, Inc.(a)                                      638          2,290
Standard Microsystems Corp.*                                       100          1,552
Storage Technology Corp.                                           733         15,151
Stratos Lightwave, Inc.*                                           537          3,303
Sun Microsystems, Inc.                                          17,403        214,057
Sybase, Inc.*                                                      894         14,089
TALX Corp.*                                                        306          7,644
Tech Data Corp.                                                    248         10,733
Tellium, Inc.(a)                                                   470          2,928
Tenfold Corp.*                                                     100             66
Teraforce Technology Corp.*                                        300             25
Transmeta Corp.*                                                   733          1,679
Tricord Systems, Inc.                                              100            120
Turnstone Systems, Inc.*                                           200            794
Universal Access Global Holdings, Inc.*                            430          2,017
Universal Display Corp.*(a)                                        100            910
VA Linux Systems, Inc.*(a)                                         215            527
Verity, Inc.*                                                      397          8,039
Video Network Communications*                                      179             86
Virage Logic Corp.*                                                107          2,058
Visual Networks, Inc.*(a)                                          100            462
Wave Systems Corp.(a)                                              236            529
Western Digital Corp.*                                           2,066         12,954
Western Multiplex Corp., Class A*                                  632          3,413

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------


                                                                SHARES        VALUE
                                                                ------        -----
COMPUTERS & BUSINESS EQUIPMENT - CONTINUED
White Electronic Designs Corp.                                     171   $      1,052
Wind River Systems, Inc.*(a)                                       479          8,579
Witness Systems, Inc.*                                             100          1,332
WJ  Communication, Inc.*(a)                                        256            934
Xerox Corp.*(a)                                                  3,756         39,138
Xybernaut Corp.*(a)                                                224            533
                                                                         ------------
                                                                            3,711,533
CONSTRUCTION MATERIALS - 0.29%
Applied Industrial Technologies, Inc.*                             100          1,865
Centex Construction Products, Inc.*                                100          3,205
Clarcor, Inc.*                                                     148          4,018
Columbus McKinnon Corp.*                                           100          1,025
Comfort Systems USA, Inc.*                                         260            962
Dal-Tile International, Inc.*                                      200          4,650
Fastenal Company*(a)                                               192         12,755
Florida Rock Industries, Inc.*                                     150          5,487
Forest City Enterprises, Inc.*                                     192          7,430
Granite Construction, Inc.*                                        150          3,612
Griffon Corp.*                                                     225          3,375
Insituform Technologies, Inc., Class A(a)                          100          2,558
JLG Industries, Inc.                                               171          1,821
Lafarge Corp.                                                      259          9,731
Martin Marietta Materials, Inc.                                    278         12,955
Masco Corp.                                                      2,416         59,192
Noland Company*                                                    100          2,913
Oshkosh Truck Corp., Class B                                       100          4,875
Regal Beloit Corp.*                                                100          2,180
Roper Industries, Inc.*                                            137          6,782
Shaw Group, Inc.*(a)                                               166          3,901
Sherwin-Williams Company*                                          807         22,192
Simpson Manufacturing, Inc.*                                        88          5,042
SpeedFam-IPEC, Inc.*                                               163            486
Terex Corp.*                                                       100          1,754
Trinity Industries, Inc.*                                          346          9,401
United States Aggregates, Inc.*                                    100              4
USG Corp.*(a)                                                      100            572
Vulcan Materials Company                                           557         26,703
Washington Group International, Inc.(a)                            200              2
                                                                         ------------
                                                                              221,448
CONSTRUCTION & MINING EQUIPMENT - 0.19%
Astec Industries, Inc.*(a)                                         100          1,446
Buckeye Partners, LP*                                              193          7,234
Carbo Ceramics, Inc.*                                              150          5,874
Caterpillar, Inc.*                                               1,759         91,908
CDI Corp.*                                                         100          1,900
Dril-Quip, Inc.*(a)                                                100          2,410
Friede Goldman Halter, Inc.                                        100             19
Gulf Islands Fabrication, Inc.                                     100          1,251
Kaman Corp., Class A*                                              100          1,560
Offshore Logistics, Inc.*                                          100          1,776
Parker Drilling Company                                            498          1,837
RPC, Inc.*                                                         238          4,201
The Stanley Works*                                                 511         23,797
VIPC Communications, Inc.*                                         200             16
W H Energy Services, Inc.*                                         123          2,343
Williams Industries, Inc.*                                         175            840
                                                                         ------------
                                                                              148,412
CONTAINERS & GLASS - 0.18%
Ball Corp.*                                                        100          7,070
Bemis, Inc.                                                        259         12,738
Crown Cork & Seal, Inc.*                                           482          1,224
Earthshell Corp.*(a)                                               511          1,022
Gaylord Container Corp., Class A                                   200            202

                                                                SHARES        VALUE
                                                                ------        -----
CONTAINERS & GLASS - CONTINUED
Greif Brothers Corp., Class A*                                     241   $      7,941
Longview Fibre Company*                                            200          2,362
Mobile Mini, Inc.*(a)                                              202          7,902
Owens-Illinois, Inc.*                                              620          6,194
Packaging Corp., America*                                          413          7,496
Pactiv Corp.*                                                    1,056         18,744
Sealed Air Corp.*(a)                                               382         15,593
Silgan Holdings, Inc.(a)                                           100          2,616
Smurfit-Stone Container Corp.*                                   1,298         20,729
Sonoco Products Company*                                           386         10,260
Temple-Inland, Inc.*                                               265         15,033
West Pharmaceutical Services, Inc.*(a)                             100          2,660
                                                                         ------------
                                                                              139,786
COSMETICS & TOILETRIES - 1.58%
Alberto Culver Company, Class B(a)                                 239         10,693
Avon Products, Inc.                                              1,316         61,194
Colgate-Palmolive Company*                                       2,983        172,268
Estee Lauder Companies, Inc., Class A*                             679         21,769
Gillette Company                                                 5,786        193,252
Helen Troy, Ltd.*                                                  233          2,892
Intermediate Parfums, Inc.*                                        225          1,690
International Flavors & Fragrances, Inc.                           621         18,450
Kimberly-Clark Corp.*                                            2,799        167,380
Nu Skin Enterprises, Inc., Class A                                 179          1,566
Procter & Gamble Company*                                        6,950        549,953
Regis Corp.*                                                       388         10,003
Revlon, Inc., Class A*(a)                                          175          1,166
                                                                         ------------
                                                                            1,212,276
CRUDE PETROLEUM & NATURAL GAS - 0.25%
Burlington Resources, Inc.*                                      1,206         45,273
Cabot Oil & Gas Corp., Class A                                     100          2,405
EOG Resources, Inc.*                                               692         27,064
Evergreen Resources, Inc.*                                         100          3,861
Helmerich & Payne, Inc.*                                           193          6,442
Key Energy Services, Inc.                                          368          3,386
National Oilwell, Inc.*                                            340          7,007
Nuevo Energy Company*                                              100          1,500
Occidental Petroleum Corp.                                       1,798         47,701
Patterson Energy, Inc.*                                            347          8,089
Pioneer Natural Resources Company                                  586         11,286
Sunoco, Inc.*                                                      416         15,534
TEPPCO Partners LP*                                                326          9,780
                                                                         ------------
                                                                              189,328
DOMESTIC OIL - 0.86%
Amerada Hess Corp.                                                 430         26,875
Anadarko Petroleum Corp.                                         1,311         74,530
Ashland, Inc.*                                                     243         11,197
Berry Petroleum Company, Class A                                   469          7,363
Chesapeake Energy Corp.*                                           943          6,233
Conoco, Inc.*                                                    3,183         90,079
Denbury Resources, Inc.                                            262          1,915
Devon Energy Corp.*(a)                                             721         27,867
Encore Aquisition Company*                                         348          4,632
Energy Partners, Ltd.*                                             377          2,846
Energysouth, Inc.*                                                 100          2,405
Enterprise Products Partners LP*                                   224         10,539
Forest Oil Corp.*                                                  371         10,466
Freeport McMoran Copper & Gold, Inc., Class B*(a)                  843         11,288
Frontier Oil Corp.*                                                100          1,664
Giant Industries, Inc.*                                            100            923
Grey Wolf, Inc.                                                    796          2,364
Holly Corp.*                                                       200          3,850

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------


                                                                SHARES        VALUE
                                                                ------        -----
DOMESTIC OIL - CONTINUED
Houston Exploration Company                                        100   $      3,358
Kerr-McGee Corp.*                                                  531         29,099
Key Production, Inc.                                               100          1,700
Magnum Hunter Resources, Inc.*(a)                                  806          6,690
Maverick Tube Corp.*                                               100          1,295
Maynard Oil Company                                                100          1,948
McMoran Exploration Company                                        100            579
Mitchell Energy & Development Corp., Class A                       200         10,660
Murphy Oil Corp.*(a)                                               221         18,573
Noble Affiliates, Inc.*                                            348         12,281
Oil States International, Inc.                                     522          4,750
Patina Oil & Gas Corp.                                             100          2,750
Phillips Petroleum Company*                                      2,010        121,123
Plains Resources, Inc.                                             100          2,461
Pogo Producing Company*                                            208          5,464
Quicksilver Resources, Inc.*                                       426          8,115
Remington Oil Gas Corp.*                                           200          3,460
Seven Seas Petroleum, Inc.*(a)                                     274            578
Spinnaker Exploration Company                                      100          4,116
St. Mary Land & Exploration Company                                252          5,340
Stone Energy Corp.*                                                139          5,491
Swift Energy Company*                                              100          2,020
Syntroleum Corp.                                                   168          1,193
Tom Brown, Inc.                                                    152          4,106
Ultramar Diamond Shamrock Corp.(a)                                 363         17,961
Unit Corp.*                                                        100          1,290
Unocal Corp.*                                                    1,211         43,681
Valero Energy Corp.*(a)                                            341         12,999
Vintage Petroleum, Inc.*                                           566          8,179
Westport Resources Corp.                                           320          5,552
Williams Clayton Energy, Inc.*                                     100          1,310
Wiser Oil Company*                                                 136            728
World Fuel Services Corp.*                                          58          1,061
XTO Energy, Inc.*                                                  794         13,895
                                                                         ------------
                                                                              660,842
DRUGS & HEALTH CARE - 4.56%
Abbott Laboratories                                              8,265        460,774
Abiomed, Inc.*(a)                                                  362          5,727
Accredo Health, Inc.*(a)                                           212          8,416
Aclara Biosciences, Inc.*                                          100            507
Advanced Tissue Sciences, Inc.*                                    321          1,400
Aetna United States Healthcare, Inc.                               755         24,907
Albany Molecular Research, Inc.*(a)                                312          8,265
Alkermes, Inc.*(a)                                                 519         13,681
Allergan, Inc.                                                     668         50,133
Alliance Imaging, Inc.*                                            179          2,184
ALPHARMA, Inc., Class A*(a)                                        146          3,862
American Home Products Corp.* ,                                  7,026        431,115
AmeriPath, Inc.*                                                   213          6,818
AmerisourceBergen Corp.                                            500         31,775
Amsurg Corp.*                                                      180          4,892
Amylin Pharmaceuticals, Inc.*(a)                                   279          2,550
Andrx Corp.*                                                       363         25,559
Antigenics, Inc.(a)                                                100          1,640
Aphton Corp.*(a)                                                   100          1,460
Apogent Technologies, Inc.*                                        597         15,403
Applera Corp., Celera Genomics                                     377         10,062
Aradigm Corp.*(a)                                                  100            710
Ariad Pharmaceuticals, Inc.*                                       100            533
Arqule, Inc.*                                                      246          4,182
Arrow International, Inc.(a)                                       100          3,994
Atrix Labatories, Inc.*                                            276          5,688
ATS Medical, Inc.*                                                 100            530

                                                                SHARES        VALUE
                                                                ------        -----
DRUGS & HEALTH CARE - CONTINUED
Avant Immunotherapeutics, Inc.*(a)                                 304   $      1,219
Axonyx, Inc.*                                                      100            352
Barr Laboratories, Inc.(a)                                         231         18,332
Bausch & Lomb, Inc.                                                400         15,064
Beckman Coulter, Inc.*                                             297         13,157
Becton Dickinson & Company*                                      1,320         43,758
Beverly Enterprises, Inc.                                          400          3,440
Bico Inc.                                                        3,100             92
Bio Technology General Corp.*                                      200          1,646
Bio-Rad Laboratories, Inc., Class A*                               108          6,836
Biomarin Pharmaceutical, Inc.*(a)                                  155          2,083
Biopure Corp., Class A*(a)                                         100          1,421
Biosite Diagnostics, Inc.*                                         125          2,296
Boston Scientific Corp.                                          2,258         54,463
Bristol-Myers Squibb Company*                                   10,379        529,329
Britesmile, Inc.(a)                                                421          2,105
C.R. Bard, Inc.*                                                   249         16,060
Cardinal Health, Inc.                                            2,382        154,020
Cardiodynamics International Corp.(a)                              263          1,738
Caremark Rx, Inc.*                                               1,110         18,104
Celgene Corp.*(a)                                                  415         13,247
Cell Genesys, Inc.(a)                                              376          8,738
Cell Pathways, Inc.*(a)                                            100            696
Cell Therapeutics, Inc.*(a)                                        142          3,428
Celsion Corp.*                                                     200            132
Cephalon, Inc.(a)                                                  254         19,199
Cerus Corp.*(a)                                                     98          4,484
Charles River Laboratories International, Inc.*                    235          7,868
Chromavision Medical Systems, Inc.*(a)                             164            736
CIMA Laboratories, Inc.*                                           100          3,615
Closure Medical Corp.*                                             100          2,336
Cobalt Corp.                                                       100            638
Coherent, Inc.*                                                    100          3,092
Colormax Technologies, Inc.                                        100              2
Columbia Laboratories, Inc.*(a)                                    156            538
Conmed Corp.*                                                      150          2,994
Connetics Corp.                                                    152          1,809
Cooper Company, Inc.*(a)                                           105          5,248
Corixa Corp.*(a)                                                   200          3,014
Corvas International, Inc.(a)                                      100            655
Covance, Inc.*                                                     434          9,852
Coventry Health Care, Inc.*                                        483          9,636
Cryolife, Inc.*                                                    150          4,500
Curagen Corp.*                                                     271          6,062
Curis, Inc.*                                                       145            813
CV Therapeutics, Inc.*                                             100          5,202
Cyber Care, Inc.*(a)                                               310            298
Cyberonics, Inc.*                                                  100          2,653
Cygnus, Inc.*                                                      100            525
Cytogen Corp.*                                                     392          1,180
Datascope Corp.*                                                   124          4,206
Daxor Corp.*                                                       100          1,959
DENTSPLY International, Inc.*                                      251         12,600
Diagnostic Products Corp.*                                         200          8,790
Diametrics Medical, Inc.*                                          221          1,251
Digene Corp.*                                                      147          4,337
Diversa Corp.*                                                     100          1,415
Drugstore.com, Inc.*(a)                                            200            390
Duane Reade, Inc.*                                                 100          3,035
Durect Corp., Inc.                                                 435          5,042
eBenX, Inc.*(a)                                                    100            407
Edwards Lifesciences Corp.*                                        251          6,935
Embrex, Inc.*                                                      100          1,790
Emisphere Technologies, Inc.*(a)                                   100          3,191

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------


                                                                SHARES        VALUE
                                                                ------        -----
DRUGS & HEALTH CARE - CONTINUED
Endo Pharmaceutical Holdings, Inc.*                                922   $     10,760
Endocare, Inc.*(a)                                                 100          1,793
Enzo Biochem, Inc.*(a)                                             105          2,468
Enzon, Inc.(a)                                                     198         11,143
Express Scripts, Inc., Class A*(a)                                 500         23,380
First Health Group Corp.*                                          474         11,727
Fusion Medical Technologies, Inc.(a)                               100            573
Gene Logic, Inc.*(a)                                               100          1,884
Genelabs Technologies, Inc.*                                       200            370
Genencor International, Inc.*(a)                                   343          5,474
Genome Therapeutics Corp.*(a)                                      100            681
Genta, Inc.*(a)                                                    242          3,444
Genzyme Corp.*                                                   1,063         63,631
Genzyme Transgenics Corp.*                                         100            582
Geron Corp.*(a)                                                    100            870
Guidant Corp.*                                                   1,642         81,772
Health Net, Inc.                                                   587         12,785
Hemispherx Biopharma, Inc.                                         186            837
Henry Schein, Inc.                                                 274         10,146
Hillenbrand Industries, Inc.*                                      265         14,647
Humana, Inc.                                                       979         11,542
I-STAT Corp.*(a)                                                   100            789
ICOS Corp.*                                                        299         17,175
IDEXX Laboratories, Inc.*                                          281          8,011
IDX Systems Corp.(a)                                               100          1,301
IGEN International, Inc.*(a)                                       100          4,010
ILEX Oncology, Inc.                                                100          2,704
Illumina, Inc.*(a)                                                 401          4,716
Imaging Diagnostic Systems, Inc.*                                  300            144
ImClone Systems, Inc.*(a)                                          444         20,628
Immune Response Corp.*(a)                                          100            134
Immunogen, Inc.*                                                   158          2,620
Immunomedics, Inc.*(a)                                             215          4,356
Impath, Inc.*(a)                                                   114          5,074
Impax Laboratories, Inc.*(a)                                       384          5,161
IMS Health, Inc.                                                 1,497         29,206
INAMED Corp.*                                                      100          3,007
Inhale Therapeutic Systems, Inc.*(a)                               200          3,710
Integra Lifesciences Holdings, Inc.*(a)                            241          6,348
International Specialty Products, Inc.*                            304          2,721
Intrabiotics Pharmaceuticals, Inc.*                                100            273
Intuitive Surgical, Inc.*                                          372          3,731
Invacare Corp.*                                                    233          7,854
Ivax Corp.                                                         990         19,939
K-V Pharmaceutical Company, Class A                                232          6,844
Kos Pharmaceuticals, Inc.*(a)                                      100          3,460
Labone, Inc.*(a)                                                   100          1,540
Landauer, Inc.                                                     100          3,385
LCA Vision, Inc.*                                                  273            240
Lexicon Genetics, Inc.                                             450          5,193
Lifepoint Hospitals, Inc.                                          138          4,698
Lincare Holdings, Inc.*                                            484         13,867
Luminex Corp.*(a)                                                  195          3,307
Magellan Health Services, Inc.                                     366          2,324
Manor Care, Inc.*                                                  610         14,463
Maxygen, Inc.*                                                     457          8,029
Medarex, Inc.*                                                     386          6,933
Medtronic, Inc.                                                  6,445        330,048
Mentor Corp.*(a)                                                   100          2,856
MGI Pharma, Inc.*(a)                                               100          1,528
Mid-Atlantic Medical Services, Inc.*                               200          4,540
Miravant Medical Technologies                                      100            961
Molecular Devices Corp.(a)                                         103          2,150
Mylan Laboratories, Inc.                                           636         23,850



                                                                SHARES        VALUE
                                                                ------        -----
DRUGS & HEALTH CARE - CONTINUED
Myriad Genetics, Inc.                                              170   $      8,949
NABI, Inc.                                                         221          2,281
Nanogen, Inc.*                                                     100            577
NaPro BioTherapeutics, Inc.(a)                                     587          6,692
NBTY, Inc.                                                         264          3,089
NDCHealth Corp.                                                    257          8,879
NeoPharm, Inc.*(a)                                                 350          8,768
NeoRx Corp.                                                        100            577
Neurogen Corp.*                                                    100          1,748
Nexell Therapeutics, Inc.(a)                                        75            107
Northfield Laboratories, Inc.(a)                                   100            858
Novoste Corp.                                                      166          1,451
Ocular Sciences, Inc.                                              100          2,330
Omega Healthcare Investors, REITS                                  200          1,204
Orasure Technologies, Inc.*(a)                                     438          5,322
Organogenesis, Inc.(a)                                             161            773
Orthodontic Centers America, Inc.(a)                               353         10,766
Osteotech, Inc.                                                    100            555
Owens & Minor, Inc.                                                165          3,053
Oxford Health Plans, Inc.                                          567         17,089
Pacificare Health Systems, Inc.(a)                                 100          1,600
Parexel International Corp.                                        100          1,435
Patterson Dental Company*                                          294         12,033
Pediatrix Med Group, Inc.(a)                                       166          5,631
Peregrine Pharmaceuticals, Inc.                                    300          1,029
Perrigo Company                                                    301          3,558
Pharmaceutical Resources, Inc.                                     150          5,070
Pharmacopeia, Inc.*                                                100          1,389
Pharmacyclics, Inc.*(a)                                            178          1,769
Pharmos Corp.(a)                                                   320            752
Polymedica Corp.*(a)                                               116          1,926
Practiceworks, Inc.*                                                98            977
Praecis Pharmaceuticals, Inc.*                                     373          2,171
Prime Hospitality Corp.*                                           200          2,210
Priority Healthcare Corp., Class B*                                200          7,038
PSS World Med, Inc.*                                               354          2,889
Psychemedics Corp.*                                              1,373          5,629
Quest Diagnostics, Inc.*                                           488         34,994
Quidel Corp.*                                                      234          1,799
Quintiles Transnational Corp.*                                     592          9,502
Rehabcare Group, Inc.*(a)                                          113          3,345
Renal Care Group, Inc.*                                            326         10,465
ResMed, Inc.*(a)                                                   133          7,171
Resources Care, Inc.(a)                                            100            885
Respironics, Inc.*                                                 100          3,464
Ribozyme Pharmaceuticals, Inc.*(a)                                 100            457
Rightchoice Manage Care, Inc.*                                     143         10,009
Sangstat Medical Corp.*(a)                                         100          1,964
SciClone Pharmaceuticals, Inc.(a)                                  171            513
Scios, Inc.*(a)                                                    200          4,754
Sepracor, Inc.*(a)                                                 436         24,878
Sequenom, Inc.(a)                                                  100          1,067
Sicor, Inc.*                                                       436          6,836
Sola International, Inc.*                                          379          7,353
Specialty Laboratories, Inc.*(a)                                   144          3,959
STAAR Surgical Company*                                            100            385
STERIS Corp.*                                                      290          5,298
Stryker Corp.*                                                   1,066         62,222
Sunrise Assisted Living, Inc.*(a)                                  100          2,911
Sunrise Technologies International, Inc.*(a)                       200             48
Supergen, Inc.*                                                    100          1,432
Sybron Dental Specialties, Inc.*                                   356          7,682
Syncor International Corp.*(a)                                     183          5,241
Targeted Genetics Corp.                                            226            612


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------


                                                                SHARES        VALUE
                                                                ------        -----
DRUGS & HEALTH CARE - CONTINUED
Texas Biotechnology Corp.*                                         207   $      1,346
Theragenics Corp.*(a)                                              160          1,578
Therasense, Inc.*(a)                                               299          7,415
Thoratec Labs Corp.*                                               278          4,726
Titan Pharmaceuticals, Inc.*                                       100            981
Trigon Healthcare, Inc.*                                           145         10,070
Twinlab Corp.*                                                     188            254
United Surgical Partners*(a)                                       293          6,197
United Therapeutics Corp.(a)                                       100          1,041
US Oncology, Inc.*(a)                                              375          2,828
Valentis, Inc.                                                     170            527
Vasomedical, Inc.*                                                 310          1,147
Vaxgen, Inc.*(a)                                                   100          1,160
Ventana Medical Systems, Inc.                                      168          3,800
Versicor, Inc.*                                                    124          2,523
Vical, Inc.*                                                       100          1,224
Vidamed, Inc.*                                                     199          1,556
VISX, Inc.*                                                        253          3,352
Vital Signs, Inc.*                                                 100          3,490
VitalWorks, Inc.*                                                  100            565
Vivus, Inc.*                                                       185            901
Von Pharmaceuticals, Inc.*                                         100            441
Wilson Greatbatch Technologies, Inc.*                               91          3,285
Wright Medical Group, Inc.*                                        429          7,679
XOMA, Ltd.*                                                        282          2,778
Young Innovations, Inc.*                                           100          2,595
Zevex International, Inc.*                                          75            210
Zila, Inc.*                                                        295            708
Zoll Medical Corp.*(a)                                             177          6,892
Zonagen, Inc.*(a)                                                  110            770
                                                                         ------------
                                                                            3,498,616
EDUCATIONAL SERVICES - 0.07%
Apollo Group, Inc., Class A*                                       609         27,411
Edison Schools, Inc., Class A*(a)                                  263          5,168
Education Management Corp.*                                        235          8,519
Strayer Education, Inc.(a)                                         100          4,872
Sylvan Learning Systems, Inc.                                      200          4,414
                                                                         ------------
                                                                               50,384
ELECTRICAL EQUIPMENT - 3.39%
A.O. Smith Corp.*                                                  100          1,950
Active Power, Inc.*(a)                                             215          1,462
Advanced Energy Industries, Inc.*(a)                               135          3,596
American Power Conversion Corp.*                                 1,317         19,044
AMETEK, Inc.*                                                      154          4,911
Anaren Microwave, Inc.*                                            110          1,905
Anixter International, Inc.*                                       156          4,526
Artesyn Technologies, Inc.*                                        159          1,480
Audiovox Corp., Class A*                                           100            746
AVX Corp.                                                          946         22,316
Baldor Electric Company                                            100          2,090
Barnes Group, Inc.*(a)                                             161          3,862
Belden, Inc.*                                                      100          2,355
C-COR.Net Corp.                                                    100          1,457
Cable Design Technologies Corp.*                                   490          6,703
Capstone Turbine Corp.*                                            328          1,774
Catalytica Energy Systems, Inc.*                                   332          1,517
Centraxx, Inc.*                                                    100              1
Cohu, Inc.*                                                        100          1,975
Cooper Industries, Inc.                                            557         19,450
Dauphin Technology, Inc.*                                          200            216
Dupont Photomasks, Inc.                                             85          3,693
Electro Scientific Industries, Inc.*(a)                            100          3,001
Emerson Electric Company                                         2,297        131,159



                                                                SHARES        VALUE
                                                                ------        -----
ELECTRICAL EQUIPMENT - CONTINUED
FLIR Systems, Inc.                                                  54   $      2,048
General Cable Corp.*                                               174          2,279
General Electric Company*                                       53,297      2,136,144
Genlyte Group, Inc.*                                               100          2,976
Harman International Industries, Inc.                              129          5,818
Hubbell, Inc., Class B                                             258          7,580
Johnson Controls, Inc.                                             470         37,953
Littelfuse, Inc.                                                   100          2,624
Magnetek, Inc.                                                     100            901
Methode Electronics, Inc., Class A                                 100            800
Millipore Corp.                                                    214         12,990
Molex, Inc.*(a)                                                  1,038         32,126
NCT Group, Inc.*                                                 1,000             85
Plug Power, Inc.*(a)                                               193          1,687
Powell Industries, Inc.(a)                                         100          1,877
Power-One, Inc.*(a)                                                300          3,123
Rayovac Corp.*(a)                                                  421          7,410
SLI, Inc.                                                          100            261
SPS Technologies, Inc.*                                            122          4,260
Symbol Technologies, Inc.*                                       1,227         19,485
Tektronix, Inc.                                                    690         17,788
Teleflex, Inc.                                                     155          7,333
Thomas Industries, Inc.*                                           100          2,500
Twin Disc, Inc.*                                                   100          1,399
UCAR International, Inc.                                           168          1,798
Universal Electronics, Inc.*                                       100          1,721
Vicor Corp.*                                                       262          4,244
W.H. Brady Company, Class A*                                       100          3,660
W.W. Grainger, Inc.*                                               560         26,880
Waters Instruments, Inc.                                            98            823
Watsco, Inc.                                                       164          2,329
Wesco International, Inc.*                                         164            812
Woodhead Industries, Inc.                                           76          1,207
Xetel Corp.*                                                       159             99
                                                                         ------------
                                                                            2,596,209
ELECTRIC UTILITIES - 1.92%
Allegheny Energy, Inc.*                                            598         21,660
Allete, Inc.*                                                      542         13,658
Alliant Corp.*(a)                                                  372         11,294
Ameren Corp.*                                                      698         29,525
American Electric Power, Inc.*                                   1,693         73,696
Avista Corp.*                                                      374          4,959
Baycorp Holdings, Ltd.                                             875          8,225
Black Hills Corp.*                                                 100          3,384
Central Vermont Public Service Corp.*                              200          3,340
CH Energy Group, Inc.*(a)                                          100          4,347
Cinergy Corp.                                                      743         24,838
Cleco Corp.*                                                       200          4,394
CMS Energy Corp.*                                                  902         21,675
Conectiv, Inc.*                                                    592         14,498
Connecticut Water Service, Inc.                                    246          7,274
Consol Energy, Inc.*                                               383          9,514
Consolidated Edison, Inc.*                                       1,023         41,288
Constellation Energy Group, Inc.*                                  792         21,028
Dominion Resources, Inc.                                         1,365         82,036
DPL, Inc.*                                                         813         19,577
DQE, Inc.*(a)                                                      522          9,881
DTE Energy Company*                                                849         35,607
Duke Energy Company*                                             4,187        164,382
Edison International*                                            2,118         31,982
El Paso Electric Company*                                          703         10,194
Empire District Electric Company*                                  100          2,100
Exelon Corp.*                                                    1,653         79,146

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------


                                                                SHARES        VALUE
                                                                ------        -----
ELECTRIC UTILITIES - CONTINUED
FirstEnergy Corp.*                                                1,452    $     50,791
Florida Public Utilities Company                                    475           8,184
FPL Group, Inc.*                                                    834          47,038
Great Plains Energy, Inc.*(a)                                       489          12,323
Green Mountain Power Corp.*                                         200           3,730
Hawaiian Electric Industries, Inc.                                  100           4,028
IDACORP, Inc.                                                       236           9,582
Madison Gas & Electric Company                                      100           2,645
Montana Power Company*                                              543           3,122
Newpower Holdings, Inc.(a)                                        1,491           1,103
Niagara Mohawk Holdings, Inc.*                                      844          14,964
Northeast Utilities                                                 853          15,038
NSTAR(a)                                                            255          11,437
OGE Energy Corp.                                                    522          12,048
Orion Power Holdings, Inc.(a)                                       697          18,192
Otter Tail Power Company                                            100           2,914
PG&E Corp.                                                        2,034          39,134
Pinnacle West Capital Corp.                                         476          19,921
Potomac Electric Power Company(a)                                   536          12,098
PPL Corp.*                                                          736          25,650
Progress Energy, Inc.*                                            1,136          51,154
Public Service Company of New Mexico                                114           3,186
Public Service Enterprise Group, Inc.*                              900          37,971
Puget Energy, Inc.*(a)                                              391           8,559
Reliant Energy, Inc.*                                             1,708          45,296
Reliant Resources,  Inc.                                            213           3,517
RGS Energy Group, Inc.*                                             100           3,760
Sierra Pacific Resources*(a)                                        614           9,241
SJW Corp.*                                                           78           6,653
Southern Company*                                                 3,512          89,029
TECO Energy, Inc.*                                                  660          17,318
The AES Corp.*                                                    2,791          45,633
Uil Holding Corp.*                                                  142           7,285
Unisource Energy Corp.*                                             100           1,819
Wisconsin Energy Corp.                                              661          14,912
WPS Resources Corp.*(a)                                             100           3,655
Xcel Energy, Inc.*                                                1,876          52,040
York Research Corp., Class A*                                       189             147
                                                                           ------------
                                                                              1,468,619
ELECTRONICS - 1.12%
Adaptec, Inc.*,                                                     813          11,788
Agilent Technologies, Inc.*                                       2,465          70,277
Amkor Technology, Inc.*(a)                                          932          14,940
Amphenol Corp., Class A*(a)                                         222          10,667
Anadigics, Inc.*(a)                                                 100           1,525
Analog Devices, Inc.*                                             1,884          83,631
Analogic Corp.*                                                     174           6,701
APW, Ltd.*                                                          242             404
Arrow Electronics, Inc.*                                            503          15,040
AstroPower, Inc.*(a)                                                172           6,954
Asyst Technologies, Inc.*(a)                                        100           1,276
Avid Technology, Inc.*                                              100           1,215
Avnet, Inc.                                                         757          19,281
Brooks Automation, Inc.(a)                                          155           6,304
C & D Technologies, Inc.                                            329           7,518
Cellstar Corp.*(a)                                                  200             168
Checkpoint Systems, Inc.*(a)                                        174           2,332
CTS Corp.*                                                          100           1,590
Cymer, Inc.*                                                        361           9,650
DDI Corp.*                                                          405           3,985
DSP Group, Inc.*                                                    100           2,326
Electronics For Imaging, Inc.*                                      416           9,281
Foundry Networks, Inc.*(a)                                          784           6,390

                                                                SHARES        VALUE
                                                                ------        -----
ELECTRONICS - CONTINUED
Franklin Electric, Inc.*                                             67    $      5,494
General Motors Corp., Class H*                                    4,512          69,710
Glenayre Technologies, Inc.*                                        322             525
Identix, Inc.*(a)                                                   163           2,378
Interlogix, Inc.*                                                   162           6,265
Intermagnetics General Corp.*(a)                                    165           4,273
Intermediate Telephone, Inc.*(a)                                    100           1,922
Irvine Sensors Corp.*                                                 5               6
Itron, Inc.(a)                                                      207           6,272
Jabil Circuit, Inc.*                                              1,072          24,356
Keithley Instruments, Inc.                                           94           1,589
Kemet Corp.                                                         484           8,591
L-3 Communications Holdings, Inc.*                                  249          22,410
Linear Technology Corp.                                           1,636          63,869
Lufkin Industries, Inc.                                             100           2,680
Lumenon Innovation Lightwave
  Technology, Inc.(a)                                               100              58
Microchip Technology, Inc.*                                         640          24,794
Mirant Corp.*                                                     1,834          29,381
MTI Technology Corp.*(a)                                            100             180
Network Access Solutions Corp.*                                     100              19
Park Electrochemical Corp.                                          268           7,075
Pemstar, Inc.*                                                      467           5,604
PerkinElmer, Inc.                                                   773          27,070
Photon Dynamics, Inc.(a)                                             37           1,689
Pixelworks, Inc.                                                    199           3,196
Polycom, Inc.*(a)                                                   581          19,986
Rockwell International Corp.*                                       917          16,378
Rogers Corp.*                                                       228           6,908
Sanmina-SCI Corp.                                                 2,863          56,974
Sequa Corp., Class A                                                114           5,417
Silicon Graphics, Inc.*                                             818           1,718
Silicon Storage Technology, Inc.                                    360           3,470
Simplex Solutions, Inc.(a)                                          261           4,320
Solectron Corp.*                                                  4,134          46,632
Somera Communications, Inc.*(a)                                     275           2,076
Stoneridge, Inc.*                                                   181           1,647
Sycamore Networks, Inc.*                                          2,459          13,180
Technitrol, Inc.*                                                   234           6,463
Technology Solutions Company*                                       326             724
Thomas & Betts Corp.*                                               431           9,116
Trimble Navigation, Ltd.*(a)                                        100           1,621
United Industrial Corp.*                                            184           3,082
Varian, Inc.*                                                       145           4,704
Verisity, Ltd.*                                                      30             568
Viasystems Group, Inc.*                                             659             415
Vicon Industries, Inc.*                                             256           1,190
Video Display Corp.*                                                101             535
Viisage Technology, Inc.*(a)                                         94             917
Vishay Intertechnology, Inc.*                                       861          16,789
Visionics Corp.*(a)                                                 142           2,049
Vixel Corp.*                                                        100             185
Wells-Gardner Electronics Corp.*                                    205             574
Wireless Telecom Group, Inc.*                                       221             628
X-Rite, Inc.*                                                       162           1,379
Xata Corp.*                                                         126             548
Xeta Technologies, Inc.*                                             91             528
Zebra Technologies Corp., Class A*                                  259          14,377
Zygo Corp.                                                           73           1,161
                                                                           ------------
                                                                                858,908
ENERGY - 0.25%
Aquila, Inc., Class A*                                              267           4,566
Calpine Corp.*(a)                                                 1,788          30,020

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------


                                                                SHARES        VALUE
                                                                ------        -----
ENERGY - CONTINUED
Covanta Energy Corp.*                                               200    $        904
Energen Corp.*                                                      100           2,465
Energy East Corp.*                                                  611          11,603
Entergy Corp.                                                     1,245          48,692
Fuelcell Energy, Inc.                                               164           2,975
MDU Resources Group, Inc.*                                          253           7,122
NRG Energy, Inc.*                                                   234           3,627
TXU Corp.                                                         1,226          57,806
Utilicorp United, Inc.                                              758          19,079
                                                                           ------------
                                                                                188,859
FINANCIAL SERVICES - 7.68
A.G. Edwards, Inc.*                                                 499          22,041
Ace Cash Express, Inc.*                                             100             940
Advanta Corp., Class A*(a)                                          518           5,149
Aegis Realty, Inc.*                                                 928          10,384
Alliance Capital Management
  Holding LP                                                        400          19,328
Allied Capital Corp.                                                528          13,728
Ambac Financial Group, Inc.                                         530          30,666
Amcore Financial, Inc.*                                             100           2,235
America First Mortgage Investments, Inc.                            200           1,750
American Express Company*,                                        7,249         258,717
American Insured Mortgage, Series 86, LP                          2,071           7,186
American Insured Mortgage, Series 88, LP                          1,452           7,696
American Residential Investment Trust*                              100             210
Americredit Corp.*                                                  376          11,863
Ameritrade Holding Corp., Class A*                                  693           4,103
Amresco Capital Trust SBI*                                        5,382           7,104
Annaly Mortgage Management, Inc., REIT                              100           1,600
Arthur J. Gallagher & Company                                       494          17,038
Bank of America Corp.                                             8,570         539,481
Banyan Strategic Realty Trust, SBI                                  300             225
Bear Stearns Companies, Inc.                                        487          28,558
BNP Residential Properties, Inc.*                                   876           9,032
BP Prudhoe Bay Royalty Trust SBI(a)                                 100           1,485
BRT Realty Trust SBI                                                855          10,269
Capital One Financial Corp.                                       1,073          57,888
Cash America International, Inc.                                    154           1,309
Charter Municipal Mortgage Acceptance
  Company, SBI                                                      336           5,460
Charter One Financial, Inc.*                                      1,113          30,218
Citigroup, Inc.                                                  26,959       1,360,890
Clark/Bardes, Inc.*                                                 318           8,023
Community Financial Group, Inc.*                                    563           8,586
Compass Bancshares, Inc.*                                           630          17,829
Concord EFS, Inc.*                                                2,676          87,719
Corporate Office Properties Trust V*                                200           2,374
Correctional Properties Trust                                       200           3,380
Countrywide Credit Industries, Inc.*                                604          24,746
Credit Acceptance Corp.*                                            200           1,780
Cross Timbers Realty Trust*                                         100           1,860
Delphi Financial Group, Inc.*(a)                                    100           3,330
Downey Financial Corp.                                              105           4,331
DVI, Inc.*(a)                                                       100           1,720
E*TRADE Group, Inc.*(a)                                           2,097          21,494
Eaton Vance Corp.*                                                  456          16,211
Equifax, Inc.*                                                      890          21,493
Equity One, Inc.                                                    242           3,325
Federal Agricultural Mortgage Corp., Class A*                       214           6,227
Federal Home Loan Mortgage Corp.*                                 3,692         241,457
Federal National Mortgage Association*                            5,346         425,007
Federated Investors, Inc., Class B*                                 615          19,606
Fidelity Bancorp, Inc.                                               50           1,387


                                                                SHARES        VALUE
                                                                ------        -----
FINANCIAL SERVICES - CONTINUED
Financial Federal Corp.(a)                                          100    $      3,125
FINOVA Group Inc.*                                                  200             122
First Charter Corp.*(a)                                             150           2,671
First Ecom.com, Inc.*                                               100              40
First Street BanCorp                                                100           2,130
Firstfed Financial Corp.                                            177           4,537
Franklin Resources, Inc.*                                         1,448          51,071
Fulton Financial Corp.*                                             356           7,771
Hoenig Group, Inc.                                                  100           1,048
Household International, Inc.                                     2,449         141,895
Hugoton Royalty Trust, Texas*                                       200           2,040
Humphrey Hospitality Trust                                          300             885
Impac Mortgage Holdings, Inc.*                                      400           3,400
International Bancshares Corp.*                                     134           5,648
Investment Technology Group, Inc.*                                  313          12,229
Investors Real Estate Trust, SBI*                                   367           3,450
Istar Financial, Inc.*                                              430          10,728
ITLA Capital Corp.*                                                 100           2,096
J.D. Edwards & Company*(a)                                          963          15,841
J.P. Morgan Chase & Company                                      10,585         384,765
Jameson Inns, Inc.                                                  300           1,185
Jeffries Group, Inc.*                                               100           4,231
John Hancock Financial Services, Inc.                             1,639          67,691
Jones Lang Lasalle, Inc.                                            100           1,805
Keystone Property Trust Corp.                                       100           1,309
Knight Trading Group, Inc.                                          595           6,557
Labranche & Company, Inc.*(a)                                       259           8,925
Ladenburg Thalmann Financial Services, Inc.*(a)                      38              33
Legg Mason, Inc.*                                                   334          16,693
Lehman Brothers Holdings, Inc.*                                   1,369          91,449
Leucadia National Corp.                                             211           6,092
Liberte Investors, Inc.                                             280           1,092
Loudeye Technologies, Inc.(a)                                       100              73
Malan Realty Investments, Inc.                                      765           5,125
MBIA, Inc.                                                          723          38,774
MBNA Corp.                                                        4,493         158,154
Mellon Financial Corp.                                            2,586          97,285
Merrill Lynch & Company, Inc.                                     4,452         232,038
Metris Companies, Inc.*(a)                                          386           9,924
Moodys Corp.                                                        828          33,004
Morgan Stanley Dean Witter & Company                              5,982         334,633
National Health Realty, Inc.*                                       300           4,650
NBT Bancorp, Inc.*                                                  120           1,739
NCO Group, Inc.                                                     100           2,290
Neuberger Berman, Inc.*                                             285          12,511
New Century Equity Holdings                                         200             100
Ocwen Financial Corp.                                               200           1,696
Onvia Common, Inc.*(a)                                              200             108
Peoples Bancshares, Inc.*                                           100           2,150
Philips International Realty Corp.*                               3,179           7,979
PMC Capital, Inc.                                                   159           1,127
Providian Financial Corp.                                         1,500           5,325
Radian Group, Inc.                                                  484          20,788
Regions Financial Corp.                                           1,185          35,479
Resource Bancshares Mortgage Group, Inc.*                           300           3,438
Roberts Realty Investments, Inc.*                                 1,197           8,164
Siebert Financial Corp.*                                            100             415
Sizeler Property Investments, Inc.                                1,055           9,516
SoundVIew Technology Group, Inc.*                                   497           1,158
Stilwell Financial, Inc.                                          1,172          31,902
Student Loan Corp.                                                   76           6,126
Switchboard, Inc.*                                                  164             533
SWS Group, Inc.*(a)                                                 297           7,559
Synovus Financial Corp.*                                          1,494          37,425

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------


                                                                SHARES        VALUE
                                                                ------        -----
FINANCIAL SERVICES - CONTINUED
T. Rowe Price Group, Inc.                                           672    $     23,339
Tarragon Realty Investments, Inc.*                                  110           1,469
The Charles Schwab Corp.*                                         7,701         119,134
The Goldman Sachs Group, Inc.*                                    1,042          96,645
The Intercept Group, Inc.*(a)                                       100           4,090
Thornburg Mortgage Asset Corp.*                                     100           1,970
Triad Guaranty, Inc.                                                100           3,627
UMB Financial Corp.*                                                176           7,056
United Community Financial Corp.*                                   200           1,440
USA Education, Inc.                                                 878          73,770
Waddell & Reed Financial, Inc., Class A*                            382          12,300
Washington Mutual, Inc.*                                          4,633         151,499
Webster Financial Corp.*                                            256           8,072
Wesco Financial Corp.*                                               41          12,915
Westcorp, Inc.*                                                     100           1,867
WFS Financial, Inc.*                                                100           2,401
Willis Lease Finance Corp,*                                          76             353
World Acceptance Corp.*                                             183           1,336
Ziegler Companies, Inc.*                                            100           1,500
                                                                           ------------
                                                                              5,886,963
FOOD & BEVERAGES - 2.86%
Alico, Inc.*                                                        100           3,135
American Italian Pasta Company, Class A*                            100           4,203
Archer-Daniels-Midland Company*                                   3,761          53,970
Aurora Foods, Inc.*(a)                                              373           1,884
Bob Evans Farms, Inc.*                                              392           9,631
Bridgford Foods Corp.*                                              160           1,920
Campbell Soup Company*                                            2,049          61,204
Chiquita Brands International, Inc.*                                300             192
Coca-Cola Bottling Company                                          183           6,928
Coca-Cola Enterprises, Inc.                                       2,415          45,740
ConAgra, Inc.*                                                    2,843          67,578
Constellation Brands, Inc., Class A*                                162           6,942
Corn Products International, Inc.*                                  269           9,482
Dean Foods Company*(a)                                              197          13,435
Del Monte Foods Company*                                            200           1,702
Dole Food, Inc.*                                                    200           5,366
Dreyers Grand Ice Cream, Inc.*(a)                                   100           3,851
Farmer Brothers Company*                                             21           5,565
Fleming Companies, Inc.(a)                                          157           2,905
Flowers Foods, Inc.*                                                 60           2,395
General Mills, Inc.*                                              1,850          96,219
H.J. Heinz Company                                                1,851          76,113
Hain Celestial Group, Inc.*(a)                                      354           9,721
Hershey Foods Corp.                                                 672          45,494
Hines Horticulture, Inc.*                                           235             870
Hormel Foods Corp.                                                  850          22,840
International Multifoods Corp.*                                     100           2,390
Interstate Bakeries Corp*                                           200           4,836
J. M. Smucker Company                                               185           6,545
Kellogg Company*                                                  2,317          69,742
Kraft Foods, Inc., Class A                                        1,447          49,241
Lance, Inc.                                                         176           2,515
Maui Land & Pineapple, Inc.                                         100           2,401
McCormick & Company, Inc.*                                          288          12,087
National Beverage Corp.                                             167           1,979
Pepsi Bottling Group, Inc.                                        1,379          32,407
Pepsiamericas, Inc.                                                 803          11,081
PepsiCo, Inc.                                                     9,460         460,607
Performance Food Group Company*                                     232           8,159
Pilgrims Pride Corp.(a)                                             184           2,493
Ralcorp Holdings, Inc.                                              167           3,791
Sanderson Farms, Inc.                                               100           2,135


                                                                SHARES        VALUE
                                                                ------        -----
FOOD & BEVERAGES - CONTINUED
Sara Lee Corp.*                                                   4,104    $     91,232
Seabord Corp.*                                                       25           7,650
Sensient Technologies Corp.*                                        163           3,392
Smithfield Foods, Inc.                                              644          14,194
SUPERVALU, Inc.                                                     742          16,413
SYSCO Corp.*                                                      3,729          97,774
Tasty Baking Corp.*                                                 100           1,770
The Coca-Cola Company*                                           13,330         628,510
The Steak & Shake Company*                                          204           2,252
Tootsie Roll Industries, Inc.*                                      206           8,051
Triarc Companies, Inc., Class A*                                    100           2,430
Tyson Foods, Inc., Class A*                                       1,811          20,917
United Natural Foods, Inc.*                                         100           2,500
Vita Food Products, Inc.*                                           281           1,124
Weider Nutrition International, Inc., Class A*                      208             349
William Wrigley Jr. Company*                                      1,238          63,596
Yocream International, Inc.                                         175             613
                                                                           ------------
                                                                              2,194,461
FOREST PRODUCTS - 0.02%
Caraustar Industries, Inc.                                          100             693
Louisiana Pacific Corp.*                                            755           6,372
Pope & Talbot, Inc.*                                                100           1,425
Rayonier, Inc.                                                      100           5,047
Universal Fast Products, Inc.*                                      100           2,093
Wausau-Mosinee Paper Corp.                                          200           2,420
Wickes, Inc.                                                        113             345
                                                                           ------------
                                                                                 18,395
FUNERAL SERVICES - 0.01%
Service Corp. International                                       1,167           5,823
Stewart Enterprises, Inc., Class A                                  424           2,540
                                                                           ------------
                                                                                  8,363
FURNITURE & FIXTURES - 0.07%
Advanced Lighting Technologies, Inc.*                               100             150
Chromcraft Revington Inc.*                                          100           1,078
Ethan Allen Interiors, Inc.*                                        144           5,989
Furniture Brands International, Inc.                                183           5,860
Kimball International, Inc., Class B                                241           3,651
La-Z-Boy, Inc.*                                                     506          11,041
Leggett & Platt, Inc.*                                            1,080          24,840
Steelcase, Inc.*(a)                                                 100           1,472
                                                                           ------------
                                                                                 54,081
GAS & PIPELINE UTILITIES - 0.74%
AGL Resources, Inc.*                                                416           9,576
American Water Works Company, Inc.                                  582          24,299
Atmos Energy Corp.(a)                                               411           8,734
California Water Service Group*                                     100           2,575
Cascade Natural Gas Corp.*                                          100           2,205
Chesapeake Utilities Corp.*                                         100           1,980
Delta Natural Gas, Inc.                                             417           8,423
Dynegy, Inc., Class A*                                            1,697          43,273
El Paso Corp.*                                                    2,559         114,157
Enron Corp.*(a)                                                   3,869           2,321
Equitable Resources, Inc.*                                          398          13,560
Global Industries, Ltd.*                                            401           3,569
Keyspan Corp.                                                       735          25,468
Kinder Morgan, Inc.*                                                586          32,634
National Fuel Gas Company                                           398           9,831
New Jersey Resources Corp.*                                         149           6,973
NICOR, Inc.*                                                        100           4,164
NiSource, Inc.*                                                   1,021          23,544
Northwest Natural Gas Company                                       281           7,166
Northwestern Corp.(a)                                               100           2,105

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------


                                                                SHARES        VALUE
                                                                ------        -----
GAS & PIPELINE UTILITIES - CONTINUED
Ocean Energy, Inc.*                                               1,152    $     22,118
ONEOK, Inc.                                                         200           3,568
Peoples Energy Corp.(a)                                             100           3,793
Philadelphia Suburban Corp.(a)                                      236           5,322
Piedmont Natural Gas, Inc.                                          100           3,580
Questar Corp.*                                                      300           7,515
RGC Resources, Inc.*                                                395           7,904
SCANA Corp.*                                                        576          16,030
Semco Energy, Inc.*(a)                                              100           1,075
Sempra Energy                                                       993          24,378
Shamrock Logistics, LP*                                             186           7,449
Southern Union Company*(a)                                          202           3,810
Southwest Gas Corp.*                                                100           2,235
Southwest Water Company*                                            131           1,850
Southwestern Energy Company*                                        100           1,040
TC Pipelines LP*                                                    100           2,550
The Laclede Group, Inc.                                             291           6,955
Transmontaigne, Inc.*                                               190           1,036
UGI Corp.                                                           100           3,020
Ultra Petroleum Corp.                                               204           1,242
Vectren Corp.*                                                      309           7,410
Western Gas Resources, Inc.                                         263           8,500
Western Resources, Inc.*                                            200           3,440
WGL Holdings, Inc.*(a)                                              100           2,907
Williams Companies, Inc.*                                         2,790          71,201
                                                                           ------------
                                                                                566,485
GOLD - 0.02%
Barrick Gold Corp.                                                  825          13,159
Meridian Gold, Inc.*(a)                                             300           3,099
                                                                           ------------
                                                                                 16,258
HEALTHCARE PRODUCTS - 1.47%
Align Technology, Inc.(a)                                           850           3,825
Apria Healthcare Group, Inc.*                                       344           8,597
Arthrocare Corp.*                                                   197           3,532
Biomet, Inc.*                                                     1,378          42,580
Bruker Daltonics, Inc.*(a)                                          527           8,616
Cytyc Corp.*(a)                                                     600          15,660
EPIX Medical, Inc.*                                                 100           1,429
Inverness Medical Innovations, Inc.*(a)                              43             776
Johnson & Johnson                                                16,227         959,016
St. Jude Medical, Inc.                                              490          38,049
Varian Medical Systems, Inc.                                        136           9,691
Viasys Healthcare, Inc.*                                            135           2,728
Zimmer Holdings, Inc.*                                            1,125          34,358
                                                                           ------------
                                                                              1,128,857
HEALTHCARE SERVICES - 0.62%
AMN Healthcare Services, Inc.*                                      270           7,398
CorVel Corp.*                                                       212           6,943
Davita, Inc.*                                                       541          13,227
HCA-The Healthcare Company*                                       2,920         112,537
HEALTHSOUTH Corp.*                                                1,991          29,507
Laboratory Corp. of America Holdings*                               388          31,370
McKesson, Inc.                                                    1,640          61,336
Omnicare, Inc.                                                      382           9,504
Select Medical Corp.*                                               261           4,197
Triad Hospitals, Inc.                                               429          12,591
Unilab Corp.*                                                       212           5,321
Unitedhealth Group, Inc.*                                         1,708         120,875
Universal Health Services, Inc., Class B*                           238          10,182
Weight Watchers International, Inc.*                                437          14,779
Wellpoint Health Networks, Inc., Class A*                           316          36,925
                                                                           ------------
                                                                                476,692



                                                                SHARES        VALUE
                                                                ------        -----

HOLDINGS COMPANIES/CONGLOMERATES - 0.87%
Berkshire Hathaway, Inc., Class A*                                    8    $    604,800
Horace Mann Educators Corp.                                         336           7,130
Loews Corp.*                                                        954          52,832
                                                                           ------------
                                                                                664,762
HOMEBUILDERS - 0.17%
Beazer Homes USA, Inc.                                               77           5,634
Centex Corp.                                                        347          19,810
Champion Enterprises, Inc.*(a)                                      200           2,462
Clayton Homes, Inc.*                                                870          14,877
Crossmann Communities, Inc.(a)                                      100           3,300
D.R. Horton, Inc.*(a)                                               493          16,003
Hovnanian Enterprises, Inc., Class A*(a)                            100           2,128
Lennar Corp.                                                        268          12,548
M.D.C. Holdings, Inc.*                                              121           4,573
NVR, Inc.*                                                           54          11,016
Oakwood Homes Corp.*                                                 60             318
Palm Harbor Homes, Inc.*(a)                                         100           2,395
Pulte Corp.*                                                        241          10,765
Ryland Group, Inc.                                                  100           7,320
Toll Brothers, Inc.*(a)                                             274          12,029
Walter Industries Inc.                                              200           2,262
                                                                           ------------
                                                                                127,440
HOTELS & RESTAURANTS - 0.84%
AFC Enterprises, Inc.*                                              252           7,154
Alliance Gaming Corp.*                                              266           7,818
Ameristar Casinos, Inc.*                                            306           7,665
Applebees International, Inc.                                       150           5,130
Argosy Gaming Corp.*                                                100           3,252
Aztar Corp.*                                                        161           2,946
Boca Resorts, Inc., Class A                                         190           2,489
Boyd Gaming Corp.*                                                  495           3,218
Brinker International, Inc.*                                        482          14,344
Buca, Inc.*(a)                                                      100           1,621
California Pizza Kitchen, Inc.*(a)                                  343           8,489
CBRL Group, Inc.*                                                   439          12,924
CEC Entertainment, Inc.*                                            100           4,339
Chart House Enterprises, Inc.*                                      200             180
Choice Hotels, Inc.*                                                216           4,784
CKE Restaurants, Inc.                                               248           2,244
Darden Restaurants, Inc.                                            603          21,346
Extended Stay America, Inc.*                                        427           7,003
Frischs Restaurants, Inc.*                                          100           1,545
Harrah's Entertainment, Inc.                                        748          27,683
Hilton Hotels Corp.*                                              2,081          22,725
IHOP Corp.*                                                         100           2,930
Isle of Capri Casinos, Inc.*(a)                                     160           2,141
Jack In the Box, Inc.*                                              311           8,565
Krispy Kreme Doughnuts, Inc.*(a)                                    284          12,553
Landrys Seafood Restaurant, Inc.                                    100           1,865
Lone Star Steakhouse & Saloon, Inc.*                                100           1,483
Mandalay Resort Group*(a)                                           317           6,784
Marcus Corp.*                                                       100           1,415
Marriott International, Inc., Class A                             1,324          53,821
McDonalds Corp.                                                   6,833         180,870
MGM Grand, Inc.(a)                                                  767          22,143
O'Charley's, Inc.*(a)                                               100           1,851
Outback Steakhouse, Inc.                                            410          14,043
Panera Bread Company, Class A*                                      100           5,204
Papa Johns International, Inc.(a)                                   100           2,748
RARE Hospitality International, Inc.*                                30             676
Ruby Tuesday, Inc.*                                                 200           4,126
Ryan's Family Steak Houses, Inc.*                                   100           2,165
Shuffle Master, Inc.*                                               225           3,526

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                                SHARES        VALUE
                                                                ------        -----
HOTELS & RESTAURANTS - CONTINUED
Sonic Corp.*                                                        150    $      5,400
Starbucks Corp.*                                                  1,960          37,338
Starwood Hotels & Resorts
  Worldwide, Inc. SBI, Class B*                                     963          28,746
Station Casinos, Inc.*(a)                                           222           2,484
The Cheesecake Factory, Inc.*                                       225           7,823
Tickets.Com, Inc.*(a)                                                25              56
Trendwest Resorts, Inc.*(a)                                         225           5,697
Tricon Global Restaurants, Inc.*                                    760          37,392
Wendy's International, Inc.*                                        527          15,373
Westcoast Hospitality Corp.*                                        784           4,814
Worldwide Restaurant Concepts, Inc.                                 300             357
Wyndham International, Inc., Class A*                               600             336
                                                                           ------------
                                                                                643,624
HOUSEHOLD APPLIANCES - 0.17%
American Real Estate Partners, LP*                                  520           4,696
American Standard Companies, Inc.*                                  373          25,450
Bassett Furniture Industries Inc.*                                  100           1,401
Black & Decker Corp.*                                               389          14,677
Blyth Industries, Inc.                                              172           3,999
Consolidated Tomoka Land Company*                                   100           1,988
Drew Industries, Inc.                                               168           1,806
Eastern Company*                                                    100           1,201
Fedders USA, Inc.                                                   200             608
Flexsteel Industries Inc.*                                          630           7,088
International Aluminum Corp.*                                       100           2,400
KB HOME                                                             150           6,015
Libbey, Inc.*                                                       201           6,563
Lifetime Hoan Corp.                                                 885           5,310
Maytag Corp.*                                                       366          11,357
Mission West Properties, Inc.*                                      100           1,272
Sunbeam Corp.*                                                      400              20
The Toro Company*                                                   152           6,840
Transtechnology Corp.                                               100           1,020
Westpoint Stevens, Inc.(a)                                          174             426
Whirlpool Corp.                                                     340          24,932
Wilshire Oil Company, Texas*                                        244             761
                                                                           ------------
                                                                                129,830
HOUSEHOLD PRODUCTS - 0.24%
Applica, Inc.*                                                      100             901
Boyds Collection, Ltd.*                                             200           1,354
Church & Dwight, Inc.                                               159           4,234
Crown Castle International Corp.                                  1,579          16,864
Department 56, Inc.*                                                100             860
Dial Corp.                                                          388           6,654
Energizer Holdings, Inc.*                                           715          13,621
Fortune Brands, Inc.*                                               824          32,622
Graphic Packaging Intl Corp.*                                       310           1,504
Martha Stewart Living
  Omnimedia, Inc., Class A(a)                                       100           1,645
Newell Rubbermaid, Inc.                                           1,373          37,854
Playtex Products, Inc.*                                             282           2,749
Snap-On, Inc.*                                                      408          13,733
The Clorox Company*                                               1,184          46,827
Topps, Inc.*                                                        200           2,430
Tupperware Corp.                                                    200           3,850
                                                                           ------------
                                                                                187,702
INDUSTRIAL DEVELOPMENT/POLLUTION BONDS - 0.01%
Kaiser Ventures LLC, Class A*                                       100             374
Scope Industries                                                    126           7,056
                                                                           ------------
                                                                                  7,430

                                                                SHARES        VALUE
                                                                ------        -----
INDUSTRIAL MACHINERY - 0.47%
ABC Rail Products Corp.*                                            100    $          0
AGCO Corp.*                                                         265           4,182
Alamo Group, Inc.*                                                  100           1,425
Albany International Corp., Class A                                 163           3,537
Ampco-Pittsburgh Corp.*                                             100           1,075
AptarGroup, Inc.                                                    149           5,219
Briggs & Stratton Corp.*                                            100           4,270
Cascade Corp.*                                                      100           1,201
Circor International, Inc.*                                         100           1,845
Cognex Corp.*                                                       339           8,682
Crane Company                                                       256           6,564
Cummins Engine, Inc.*                                               321          12,371
Deere & Company*                                                  1,193          52,086
Donaldson Company, Inc.*                                            181           7,030
Dover Corp.                                                       1,039          38,516
Energy Conversion Devices, Inc.*(a)                                 333           6,317
Flow International Corp.*                                           100           1,237
Flowserve Corp.                                                     153           4,071
Foster Wheeler, Ltd.*(a)                                            200           1,020
Gardner Denver, Inc.*                                               100           2,232
GenTek, Inc.*                                                       150             257
Graco, Inc.                                                         150           5,858
Grant Prideco, Inc.                                                 643           7,395
Hardinge Brothers, Inc.                                             100             955
Idex Corp.*                                                         100           3,450
IIC Industries, Inc.*                                               551           5,901
Ingersoll-Rand Company*                                             892          37,295
Kadant, Inc.                                                        135           1,958
Kaydon Corp.                                                        100           2,268
Kennametal, Inc.                                                    100           4,027
Lindsay Manufacturing Company*                                      100           1,935
Manitowoc, Inc.*(a)                                                 100           3,110
Milacron, Inc.                                                      100           1,581
Mueller Industry, Inc.                                              132           4,389
NN, Inc.                                                            161           1,795
Osmonics, Inc.                                                      173           2,425
Pall Corp.*                                                         548          13,185
Parker-Hannifin Corp.                                               654          30,025
Pentair, Inc.*                                                      328          11,975
Presstek, Inc.*(a)                                                  168           1,541
Quixote Corp.*                                                      100           1,900
Roanoke Electric Steel Corp.*                                       100           1,380
Semitool, Inc.*                                                     151           1,733
Stewart & Stevenson Services, Inc.*                                 100           1,881
Tecumseh Products Company, Class A*                                 113           5,721
Thermo Electron Corp.*                                              925          22,071
Titan International, Inc., Illinois                                 273           1,294
Tredegar Industries, Inc.*                                          156           2,964
Triumph Group, Inc.*                                                110           3,575
U.S. Industries, Inc.*                                              200             512
UNOVA, Inc.*                                                        296           1,717
Valmont Industries, Inc.*                                           155           2,241
Watts Industries, Inc., Class A*                                    161           2,415
Westerbeke Corp.*                                                   313             485
Woodward Governor Company*                                           45           2,621
WSI Industries, Inc.*                                               220             341
                                                                           ------------
                                                                                357,056
INDUSTRIALS - 0.00%
Hexcel Corp.                                                        200             616
                                                                           ------------

INSURANCE - 3.53%
21st Century Insurance Group *(a)                                   331           6,438
AFLAC, Inc.                                                       2,795          68,645

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------


                                                                SHARES        VALUE
                                                                ------        -----
INSURANCE - CONTINUED
Alfa Corp.                                                          335    $      7,517
Allcity Insurance Company*                                          100              36
Alleghany Corp.*                                                     41           7,890
Allmerica Financial Corp.*                                          354          15,771
American Financial Group, Inc.                                      411          10,090
American International Group, Inc.                               14,054       1,115,888
American National Insurance Company                                 167          14,045
AMERIGROUP Corp.*                                                   342           7,456
Amerus Group Company                                                297          10,645
Anthem, Inc.*                                                       444          21,978
Aon Corp.                                                         1,382          49,089
Arch Cap Group, Ltd.*                                                80           2,060
Argonaut Group, Inc.                                                100           1,957
Baldwin & Lyons, Inc., Class B*                                     100           2,560
Brown & Brown, Inc.*                                                356           9,719
CCC Information Services Group, Inc.                                100             625
CenturyBusiness Services, Inc.*                                     514           1,182
Chubb Corp.*                                                        912          62,928
CIGNA Corp.                                                         792          73,379
Cincinnati Financial Corp.*                                         862          32,885
CNA Financial Corp.*                                              1,246          36,346
CNA Surety Corp.*                                                   207           3,209
Commerce Group, Inc.                                                238           8,970
Conseco, Inc.(a)                                                  1,787           7,970
Crawford & Company, Class B*                                        256           3,000
Donegal Group, Inc., Class B*                                        33             350
EMC Insurance Group, Inc.*                                          100           1,715
Erie Indemnity Company, Class A*                                    406          15,627
FBL Financial Group, Inc., Class A*                                 100           1,668
Fidelity National Financial, Inc.*                                  567          14,062
First American Financial Corp.(a)                                   499           9,351
Fremont General Corp.*(a)                                           293           2,291
Great American Financial Resources, Inc.                            173           3,244
Harleysville Group, Inc.                                            100           2,389
Hartford Financial Services Group, Inc.                           1,213          76,213
HCC Insurance Holdings, Inc.*                                       219           6,033
Highlands Insurance Group, Inc.*                                    100              11
Hilb, Rogal & Hamilton Company*                                      29           1,625
Independence Holding Company*                                       110           1,980
Jefferson-Pilot Corp.                                               733          33,916
Kansas City Life Insurance Company*                                 129           4,786
Landamerica Financial Group, Inc.                                   100           2,870
Liberty Corp.                                                       100           4,115
Lincoln National Corp.*                                             961          46,676
Markel Corp.                                                         69          12,396
Marsh & McLennan Companies, Inc.                                  1,463         157,199
MEEMIC Holdings, Inc.*                                              100           2,184
Mercury General Corp.                                               237          10,347
Metlife, Inc.*                                                    4,069         128,906
MGIC Investment Corp.*                                              556          34,316
Midland Company                                                     114           4,993
Mony Group, Inc.                                                    186           6,430
Nationwide Financial Services, Inc.,Class A                         100           4,146
Navigators Group, Inc.*                                             100           1,975
Odyssey Re Holdings Corp.*                                          292           5,168
Ohio Casualty Corp.                                                 200           3,210
Old Republic International Corp.                                    446          12,492
Philadelphia Consolidated Holding Corp.*                            100           3,771
Phoenix Companies, Inc.*                                            832          15,392
PICO Holdings, Inc.*                                                100           1,250
PMA Capital Corp., Class A                                          369           7,122
Presidential Life Corp.*                                            100           2,056
Proassurance Corp.*                                                 100           1,758
Progressive Corp.*                                                  372          55,540


                                                                SHARES        VALUE
                                                                ------        -----
INSURANCE - CONTINUED
Protective Life Corp.*                                              381    $     11,022
Reinsurance Group America, Inc.*                                    238           7,921
Reliance Group Holdings, Inc.*                                      400               1
SAFECO Corp.*                                                       742          23,113
Selective Insurance Group, Inc.*                                    100           2,173
St. Paul Companies, Inc.*                                         1,208          53,116
Stancorp Financial Group, Inc.*                                     100           4,725
State Auto Financial Corp.*                                         209           3,394
Stewart Information Services Corp.                                  100           1,975
The Allstate Corp.                                                3,973         133,890
The MIIX Group, Inc.                                                100           1,220
The PMI Group, Inc.                                                 170          11,392
The Principal Financial Group, Inc.*(a)                           1,788          42,912
Torchmark, Inc.*                                                    613          24,109
Transatlantic Holdings, Inc.*                                       288          26,208
UICI*                                                               200           2,700
Unitrin, Inc.*                                                      250           9,880
Universal American Financial Corp.                                  348           2,363
UNUMProvident Corp.*                                              1,218          32,289
Vesta Insurance Group, Inc.                                         102             816
W.R. Berkley Corp.*                                                 228          12,244
White Mountains Insurance Group, Ltd.*                               41          14,268
Zenith National Insurance Corp.*                                     86           2,403
                                                                           ------------
                                                                              2,705,985
INTERNATIONAL OIL - 0.06%
Trico Marine Services, Inc.                                         100             755
USX-Marathon Oil Corp.*                                           1,622          48,660
                                                                           ------------
                                                                                 49,415
INTERNET CONTENT - 0.17%
24/7 Media, Inc.*                                                   100              23
Alloy, Inc.*                                                        386           8,311
Ask Jeeves, Inc.                                                    100             340
CMGI, Inc.(a)                                                     1,511           2,463
CNET Networks, Inc.*(a)                                           1,020           9,149
Critical Path, Inc.*                                                200             548
Cybernet Internet Services
  International, Inc.*                                              100              37
Digital Insight Corp.*(a)                                           100           2,236
DigitalThink, Inc.*(a)                                              100           1,080
DoubleClick, Inc.                                                   685           7,768
Emerge Interactive, Inc.*(a)                                        100             133
Extensity, Inc.                                                     100             218
Hotjobs.com, Ltd.*                                                  100           1,039
I2 Technologies, Inc.*                                            2,213          17,483
InfoSpace, Inc.*                                                  1,605           3,290
Internet Capital Group, Inc.(a)                                   1,698           2,055
ITXC Corp.(a)                                                       204           1,467
iVillage, Inc.(a)                                                   164             312
Lante Corp.*                                                        100             121
Looksmart, Ltd.*(a)                                                 200             280
Medicalogic, Inc.(a)                                                164              46
Messagemedia, Inc.*                                                 200              28
Multex.com, Inc.(a)                                                 100             450
Navisite, Inc.                                                      289             104
Netratings, Inc.(a)                                                 465           7,291
Safeguard Scientifics, Inc.*                                        514           1,799
SkillSoft Corp.*                                                    158           4,095
SportsLine.com, Inc.*(a)                                            157             458
Vicinity Corp.*(a)                                                  100             181
Websense, Inc.*                                                      85           2,726
Yahoo!, Inc.                                                      3,176          56,342
                                                                           ------------
                                                                                131,873

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------


                                                                SHARES        VALUE
                                                                ------        -----
INTERNET RETAIL - 0.20%
1-800-Flowers.com, Inc.(a)                                          433    $      6,755
Amazon.com, Inc.*(a)                                              2,336          25,275
Calico Commerce, Inc.*                                              100              17
eBay, Inc.                                                        1,486          99,413
Freemarkets, Inc.*(a)                                               399           9,564
Global Sports, Inc.(a)                                              414           8,259
MCY.com, Inc.*                                                      200              26
Network Commerce, Inc.*                                              13               2
Priceline.com, Inc.(a)                                              873           5,081
PurchasePro.com, Inc.*(a)                                           313             379
Sciquest.com, Inc.*(a)                                              100             169
Stamps.com, Inc.                                                    246             881
VerticalNet, Inc.*                                                  425             595
                                                                           ------------
                                                                                156,416
INTERNET SERVICE PROVIDER - 0.10%
Ardent Communications, Inc.*                                        100               2
At Home Corp., Series A*(a)                                       2,587              15
Authoriszor, Inc.*                                                  100              23
Cypress Communications, Inc.*                                        10              16
Digitas, Inc.*                                                      288           1,158
Divine, Inc., Class A                                               325             241
High Speed Access Corp.*                                            200             112
HomeStore.com, Inc.(a)                                              647           1,630
Internap Network Services Corp.*                                    669             776
Neoforma, Inc.*                                                      20             583
Network Appliance, Inc.*                                          1,927          42,143
Overture Service, Inc.                                              236           8,361
Quokka Sports Inc.*                                                   4               1
Register.com, Inc.*                                                 100           1,150
RSA Security, Inc.*(a)                                              295           5,151
S1 Corp.*                                                           233           3,770
Softnet Systems, Inc.*                                              100             185
Starmedia Network, Inc.*                                            315             120
Ticketmaster, Class B*(a)                                           603           9,883
Trizetto Group, Inc.*(a)                                            163           2,139
United Online, Inc.*                                                 95             399
VIA NET. WORKS, Inc.*                                               276             284
Webvan Group, Inc.*                                               1,330               0
Worldgate Communications, Inc.*(a)                                  100             250
                                                                           ------------
                                                                                 78,392
INTERNET SOFTWARE - 0.26%
Agile Software Corp.*                                               331           5,700
Akamai Technologies, Inc.*(a)                                       454           2,697
Appliedtheory Corp.*(a)                                             100              16
Ariba, Inc.*(a)                                                   1,108           6,825
Art Technology Group, Inc.*                                         293           1,020
Be Free, Inc.*                                                      200             424
Cacheflow, Inc.*                                                    240             643
Centillium Communications, Inc.*                                    220           1,729
Chordiant Software, Inc.*                                           262           2,073
Clarent Corp.                                                       158             849
Covad Communications Group, Inc.                                    400           1,144
Cybersource Corp.*(a)                                               200             352
Data Return Corp.*(a)                                               198             287
Digex, Inc., Class A*                                               100             299
Digital Impact, Inc.*(a)                                            100             145
Digital River, Inc.*(a)                                             100           1,592
DSL.net, Inc.                                                       200             252
E.piphany, Inc.*                                                    350           3,049
Easylink Services Corp., Class A*(a)                                100              49
Egain Communications Corp.*(a)                                      196             274
Elcom International, Inc.(a)                                        198             273
Engage, Inc.*(a)                                                    300             132

                                                                SHARES        VALUE
                                                                ------        -----
INTERNET SOFTWARE - CONTINUED
Entrade, Inc.*                                                      100    $         50
Espeed, Inc., Class A(a)                                            276           2,285
Exodus Communications, Inc.*(a)                                   2,467              96
F5 Networks, Inc.*(a)                                               100           2,154
Firepond, Inc.*                                                     100             130
Genuity, Inc., Class A*                                           1,966           3,106
Globix Corp.*                                                       221              33
GRIC Communications, Inc.*                                          100             128
Imanage, Inc.*                                                      100             789
Information Architects Corp.*(a)                                    100              23
Inktomi Corp.*                                                      534           3,583
Interliant, Inc.                                                    100              35
Internet Security Systems, Inc.*(a)                                 279           8,945
Interwoven, Inc.*                                                   454           4,422
Intraware, Inc.(a)                                                  100             175
Keynote Systems, Inc.*                                              100             935
Liberate Technologies, Inc.*(a)                                     552           6,337
Liquid Audio, Inc.*                                                 100             235
Macromedia, Inc.*                                                   323           5,749
Marimba, Inc.*                                                      100             338
National Information Consortium, Inc.                               292             929
Net Perceptions, Inc.*                                              100             170
Netcentives, Inc.                                                   100               1
NetObjects, Inc.*                                                   100               2
Niku Corp.*(a)                                                      200             326
Northpoint Communications Holdings*                                 400              60
Openwave Systems, Inc.                                              948           9,281
PC-Tel, Inc.*                                                       100             971
Persistence Software, Inc.*                                         100             124
Portal Software, Inc.*(a)                                           742           1,543
Preview Systems, Inc.*                                              100              15
Primus Knowledge Solutions, Inc.*                                   100              84
PSINet, Inc.*                                                       490               3
Quovadx, Inc.*                                                      106             970
Rare Medium Group, Inc.*                                            100              74
RealNetworks, Inc.*                                               1,215           7,217
Retek, Inc.*                                                        224           6,691
Rhythms Net Connections, Inc.*                                      200               1
Sonicblue, Inc.*                                                    406           1,640
Stellent, Inc.                                                      100           2,956
TIBCO Software, Inc.*                                             1,355          20,230
Tumbleweed Communications Corp.*(a)                                 100             594
US Interactive, Inc.                                                100               0
USinternetworking, Inc.*(a)                                         300              60
Velocityhsi, Inc.*                                                   20               0
VeriSign, Inc.*(a)                                                1,410          53,636
Viador, Inc.*                                                       100               6
Viant Corp.*                                                        224             374
Vignette Corp.*                                                   1,301           6,986
Vitria Technology, Inc.*                                            590           3,770
Watchguard Technologies, Inc.                                       100             651
WebEx Communications, Inc.(a)                                       153           3,802
WebMethods, Inc.*(a)                                                216           3,620
Xpedior, Inc.*                                                      100               1
                                                                           ------------
                                                                                196,160
INVESTMENT COMPANIES - 0.05%
Affiliated Managers Group, Inc.*(a),                                100           7,048
American Capital Strategies, Ltd.                                   100           2,835
Atlanta/Sosnoff Capital Corp.*                                      100           1,020
Gabelli Asset Management, Inc., Class A*                            100           4,320
John Nuveen Company, Class A                                        246          13,156
Medallion Financial Corp.*                                          100             790
Raymond James Financial, Inc.*                                      283          10,052

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------


                                                                SHARES        VALUE
                                                                ------        -----
INVESTMENT COMPANIES - CONTINUED
Stifel Financial Corp.                                              100    $      1,050
                                                                           ------------
                                                                                 40,271
LEISURE TIME - 1.49%
Action Performance Companies, Inc.*(a)                              100           3,061
Ambassadors International, Inc.*                                    100           2,099
American Classic Voyages Company*                                   100               0
American Dream Entertainment, Inc.*                                 100               0
AOL Time Warner, Inc.*                                           23,709         761,059
Arctic Cat, Inc.*                                                   155           2,635
Bally's Total Fitness Holding Corp.*(a)                             100           2,156
Blockbuster, Inc., Class A                                          100           2,520
Brunswick Corp.*                                                    523          11,380
Callaway Golf Company*                                              681          13,041
Carnival Corp., Class A                                           3,243          91,063
Cedar Fair LP*                                                      400           9,916
Championship Auto Racing Team, Inc.*(a)                             100           1,609
Churchill Downs, Inc.                                               237           8,762
Chyron Corp.*                                                       100              27
Concord Camera Corp.*                                               100             792
Dover Downs Entertainment, Inc.*                                    200           3,060
Gaylord Entertainment Company                                       403           9,914
Gemstar TV Guide International, Inc.*                             2,147          59,472
Handleman Company                                                   100           1,485
Hollywood Entertainment Corp.*(a)                                   200           2,858
International Game Technology                                       549          37,497
International Speedway Corp., Class A                               228           8,915
Loews Cineplex Entertainment Corp.*                                 200              14
Marval Enterprises, Inc.(a)                                         200             760
Metro Goldwyn Mayer, Inc.*                                        1,368          29,959
Park Place Entertainment Corp.                                    1,387          12,719
Penn National Gaming, Inc.*(a)                                      100           3,034
Pinnacle Entertainment, Inc.                                        100             603
Royal Caribbean Cruises, Ltd.(a)                                  1,136          18,403
Scientific Games Corp.(a)                                           883           7,726
SCP Pool Corp.*                                                     250           6,862
Six Flags, Inc.*                                                    454           6,983
Speedway Motorsports, Inc.(a)                                       327           8,267
Sturm Ruger & Company, Inc.                                          73             875
THQ, Inc.*(a)                                                       100           4,847
Vail Resorts, Inc.                                                  100           1,773
West Marine, Inc.*                                                  109           1,601
WMS Industries, Inc.*                                               100           2,000
                                                                           ------------
                                                                              1,139,747
LIFE SCIENCES - 0.04%
Acacia Research Corp.*(a)                                           110           1,218
Incyte Pharmaceuticals, Inc.*                                       607          11,873
Protein Design Laboratories, Inc.*(a)                               572          18,762
Symyx Technologies, Inc.                                            100           2,124
                                                                           ------------
                                                                                 33,977
LIQUOR - 0.32%
Adolph Coors Company, Class B*                                      254          13,564
Anheuser-Busch Companies, Inc.                                    4,770         215,652
Brown Forman Corp., Class B                                         286          17,903
                                                                           ------------
                                                                                247,119
MANUFACTURING - 0.59%
A.T. Cross Company, Class A*                                        200           1,180
Actuant Corp., Class A*                                              20             672
Acuity Brands, Inc.                                                 100           1,210
Blout International, Inc.*(a)                                       271             851
CoorsTek, Inc.                                                      210           6,687
Esco Technologies, Inc.(a)                                          100           3,449
Illinois Tool Works, Inc.*                                        1,651         111,806
Joy Global, Inc.                                                    416           6,989
Lancaster Colony Corp.*                                             149           5,291


                                                                SHARES        VALUE
                                                                ------        -----
MANUFACTURING - CONTINUED
Mathews International Corp., Class A                                285    $      7,005
Mine Safety Appliances Company                                      188           7,548
Minnesota Mining & Manufacturing Company*                         2,091         247,177
Nordson Corp.                                                       196           5,176
Oakley, Inc.*(a)                                                    291           4,732
Polymer Group, Inc.*(a)                                             209             157
SPX Corp.*                                                          219          29,981
TTM Technologies, Inc.*                                              35             354
York International Corp.*                                           286          10,905
                                                                           ------------
                                                                                451,170
MEDICAL-HOSPITALS - 0.33%
American Medical Systems Holdings, Inc.*(a)                         304           6,290
Community Health Systems, Inc.*                                     608          15,504
Cross Country, Inc.*(a)                                             254           6,731
Deltagen, Inc.                                                      697           6,412
DIANON Systems, Inc.*(a)                                            140           8,512
Health Management
  Association, Inc., Class A*                                     1,456          26,791
IDEC Pharmaceuticals Corp.                                          816          56,247
Kindred Healthcare, Inc.                                            142           7,384
Novavax, Inc.                                                       531           7,487
Province Healthcare Company*(a)                                     150           4,629
Tenet Healthcare Corp.*                                           1,760         103,347
                                                                           ------------
                                                                                249,334
METAL & METAL PRODUCTS - 0.01%
Amcast Industrial Corp.*                                            100             538
Commercial Metals Company                                           164           5,736
Metals USA, Inc.*                                                   313              19
Timken Company*                                                     200           3,236
Wolverine Tube, Inc.*                                               100           1,135
                                                                           ------------
                                                                                 10,664
MINING - 0.09%
A.M. Castle Company*                                                100             820
Alliance Resource Partners LP*                                      100           2,710
Arch Coal, Inc.*                                                    200           4,540
Brush Wellman, Inc.*                                                100           1,424
Century Aluminum Company*                                           100           1,336
Gibraltor Steel Corp.*                                              100           1,752
Kaiser Aluminum Corp.                                               481             779
Lincoln Electric Holding, Inc.*                                     160           3,910
National Steel Corp., Class B*                                      313             454
Newmont Mining Corp.(a)                                           1,088          20,792
Peabody Energy Corp.                                                183           5,159
Phelps Dodge Corp.                                                  359          11,632
Rouge Industries, Inc., Class A*                                    317             428
RTI International Metals, Inc.*                                     154           1,532
Shiloh Industries, Inc.*                                            163             310
Stillwater Mining Company*                                          156           2,886
Synalloy Corp.*                                                     161             559
Titanium Metals Corp.*(a)                                           591           2,358
USEC, Inc.*                                                         647           4,633
Webco Industries, Inc.                                              198             554
Weirton Steel Corp.*                                                100              24
Westmoreland Coal Company*                                           54             734
WHX Corp.*(a)                                                       100             154
                                                                           ------------
                                                                                 69,480
MOBILE HOMES - 0.00%
Coachmen Industries, Inc.*(a)                                       100           1,200
Fleetwood Enterprises, Inc.(a)                                      100           1,133

                                                                           ------------
                                                                                  2,333
NEWSPAPERS - 0.16%
Dow Jones & Company, Inc.*                                          489          26,763

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------


                                                                SHARES        VALUE
                                                                ------        -----
NEWSPAPERS - CONTINUED
E.W. Scripps Company, Class A*                                      401    $     26,466
Journal Register Company                                            163           3,430
Knight-Ridder, Inc.                                                 409          26,556
Lee Enterprises, Inc.                                               303          11,020
Washington Post Company, Class B*                                    47          24,910
                                                                           ------------
                                                                                119,145
OFFICE FURNISHINGS & SUPPLIES - 0.20%
Avery Dennison Corp.                                                579          32,731
Falcon Products, Inc.(a)                                            100             675
HON Industries, Inc.*                                               412          11,392
Ikon Office Solutions, Inc.*                                        596           6,967
Imagistics International, Inc.                                      100           1,235
Miller Herman, Inc.                                                 414           9,795
Office Depot, Inc.*                                               1,556          28,848
Office Max, Inc.                                                    475           2,138
Reynolds & Reynolds Company, Class A*                               356           8,633
Staples, Inc.*                                                    2,315          43,291
The Standard Register Company*                                      100           1,853
United Stationers,  Inc.*                                           273           9,186
                                                                           ------------
                                                                                156,744
PAPER - 0.43%
Boise Cascade Corp.                                                 406          13,808
Bowater, Inc.*                                                      287          13,690
Buckeye Technologies, Inc.                                          100           1,150
Chesapeake Corp.(a)                                                 100           2,781
FiberMark, Inc.                                                     100             572
Georgia-Pacific Corp.*                                            1,308          36,114
International Paper Company                                       2,588         104,426
Ivex Packaging Corp.*                                               100           1,900
Mead Corp.                                                          500          15,445
P.H. Glatfelter Company                                             100           1,558
Plum Creek Timber Company, Inc.*                                    718          20,355
Potlatch Corp.*(a)                                                  100           2,932
Rock-Tenn Company, Class A*                                         161           2,318
US Timberlands Company*                                           1,008           1,674
Westvaco Corp.*                                                     623          17,724
Weyerhaeuser Company*                                             1,132          61,219
Willamette Industries, Inc.*                                        659          34,347
                                                                           ------------
                                                                                332,013
PETROLEUM SERVICES - 3.45%
Apache Corp.                                                        761          37,969
Atwood Oceanics, Inc.*                                              156           5,437
Baker Hughes, Inc.                                                1,829          66,704
BJ Services Company*                                                860          27,907
Cal Dive International, Inc.*                                       187           4,615
ChevronTexaco Corp.                                               5,687         509,612
Cooper Cameron Corp.*                                               390          15,740
Dawson Geophysical Company                                          176           1,364
Diamond Offshore Drilling, Inc.*                                    684          20,794
ENSCO International, Inc.                                           819          20,352
Exxon Mobil Corp.                                                36,970       1,452,921
GlobalSantaFe Corp.*                                              1,239          35,336
Halliburton Company                                               2,441          31,977
Hanover Compressor Company(a)                                       358           9,043
Input/Output, Inc.*                                                 272           2,233
Lone Star Technologies, Inc.                                        100           1,760
McDermott International, Inc.(a)                                    369           4,528
Nabors Industries, Inc.*                                            928          31,858
Newfield Exploration Company                                        307          10,902
Noble Drilling Corp.*                                               618          21,037
Oceaneering International, Inc.*                                    100           2,212
Pride International, Inc.*                                          743          11,219
Pure Resources, Inc.*                                               204           4,100


                                                                SHARES        VALUE
                                                                ------        -----
PETROLEUM SERVICES - CONTINUED
Rowan Companies, Inc.*                                              425    $      8,232
Schlumberger, Ltd.*                                               3,126         171,774
SEACOR SMIT, Inc.*(a)                                               142           6,589
Smith International, Inc.*                                          288          15,443
Superior Energy Services, Inc.                                      316           2,733
Tesoro Petroleum Corp.                                              100           1,311
Tidewater, Inc.*                                                    366          12,407
Transocean Sedco Forex, Inc.*                                     1,758          59,456
Universal Compression Holdings, Inc.*                               113           3,332
Varco International, Inc.*                                          392           5,872
Veritas DGC, Inc.*(a)                                               289           5,347
Weatherford International, Inc.*                                    544          20,269
                                                                           ------------
                                                                              2,642,385
PHARMACEUTICALS - 4.67%
aaiPharma, Inc.*                                                    333           8,378
Abgenix, Inc.*,                                                     433          14,566
AdvancePCS*                                                         360          10,566
Alexion Pharmaceuticals, Inc.*(a)                                   185           4,521
Alliance Pharmaceutical Corp.*(a)                                    40             136
Array BioPharma, Inc.*                                              466           6,925
Baxter International, Inc.*                                       3,163         169,632
Biocryst Pharmaceuticals, Inc.*                                     100             396
Cubist Pharmaceuticals, Inc.*(a)                                    242           8,702
Eli Lilly & Company*                                              6,014         472,340
First Horizon Pharmaceutical Corp.*                                 252           7,406
Forest Laboratories, Inc.*                                          932          76,377
Glycogenesys, Inc.*(a)                                              100             197
Guilford Pharmaceuticals, Inc.*(a)                                  100           1,200
ICN Pharmaceuticals, Inc.                                           448          15,008
Isis Pharmaceuticals, Inc.(a)                                       201           4,460
King Pharmaceuticals, Inc.                                        1,330          56,033
Ligand Pharmaceuticals, Inc., Class B*                              200           3,580
Medicis Pharmaceutical Corp., Class A*                              197          12,724
Merck & Company, Inc.                                            12,260         720,888
Noven Pharmaceuticals, Inc.                                         100           1,775
NPS Pharmaceuticals, Inc.*(a)                                       242           9,269
OSI Pharmaceuticals, Inc.*                                          150           6,861
Pfizer, Inc.                                                     33,805       1,347,129
Pharmaceutical Product Development, Inc.*                           200           6,462
Pharmacia Corp.*                                                  6,969         297,228
Regeneron Pharmaceuticals, Inc.*(a)                                 161           4,534
Schering-Plough Corp.                                             7,813         279,784
Triangle Pharmaceuticals, Inc.*(a)                                  190             762
Vertex Pharmaceuticals, Inc.*                                       440          10,820
ViroPharma, Inc.*(a)                                                100           2,295
Watson Pharmaceuticals, Inc.*                                       549          17,233
Women First Healthcare, Inc.(a)                                     119           1,189
                                                                           ------------
                                                                              3,579,376
PHOTOGRAPHY - 0.06%
Eastman Kodak Company*                                            1,555          45,764
Metromedia International Group, Inc.*                               445             360
Polaroid Corp.*                                                     100               8
                                                                           ------------
                                                                                 46,132
POLLUTION CONTROL - 0.03%
Republic Services, Inc.,  Class A*                                  807          16,116
Stericycle, Inc.*                                                   100           6,088
                                                                           ------------
                                                                                 22,204
PUBLISHING - 0.44%
American Greetings Corp., Class A*(a)                               127           1,750
Gannett, Inc.*                                                    1,429          96,072
Hollinger International, Inc., Class A(a)                           568           6,646
John H. Harland Company*                                            100           2,210

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------


                                                                SHARES        VALUE
                                                                ------        -----
PUBLISHING - CONTINUED
John Wiley & Son, Class A*                                          461    $     10,617
Mail-Well Holdings, Inc.                                            258           1,058
Mcclatchy Company, Class A                                          238          11,186
McGraw-Hill Companies, Inc.                                       1,042          63,541
Media General, Inc., Class A*                                       100           4,983
Meredith Corp.                                                      272           9,697
New York Times Company, Class A                                     786          33,994
Playboy Enterprises, Inc., Class B*(a)                              100           1,689
PRIMEDIA, Inc.*                                                   1,120           4,872
Pulitzer, Inc.                                                       98           4,998
Readers Digest Association, Inc., Class A*                          516          11,909
Scholastic Corp., Series 1202, Class D                              141           7,096
Tribune Company*                                                  1,585          59,326
Value Line, Inc.                                                    166           8,048
                                                                           ------------
                                                                                339,692
RAILROADS & EQUIPMENT - 0.32%
Burlington Northern Santa Fe Corp.*                               2,086          59,514
CSX Corp.*                                                        1,226          42,971
Florida East Coast Indiana, Inc.*                                   247           5,718
GATX Corp.                                                          270           8,781
J.B. Hunt Transport Services, Inc.*                                 365           8,468
Kansas City Southern Industries, Inc.                               202           2,854
Norfolk Southern Corp.*                                           2,134          39,116
PAM Transportation Services, Inc.*                                  100           1,268
Union Pacific Corp.*                                              1,307          74,499
Wabtec Corp.*                                                       200           2,460
                                                                           ------------
                                                                                245,649
REAL ESTATE - 1.00%
Aaron Rents, Inc., Class A*                                         151           2,038
Acadia Realty Trust*(a)                                           1,416           8,992
Alexander's, Inc., REIT*                                            119           6,771
Alexandria Real Estate Equities, Inc., REIT                         168           6,905
AMB Property Corp.                                                  517          13,442
American Land Lease, Inc.*                                          200           2,620
ANC Rental Corp.*(a)                                                125              10
Apartment Investment & Management
  Company, Class A                                                  337          15,411
Archstone-Smith Trust                                               844          22,197
Arden Realty, Inc.                                                  328           8,692
Associated Estates Realty Corp.*                                    200           1,836
Atlantic Realty Trust SBI                                         1,028           8,224
Avalon Bay Communities, Inc.                                        351          16,606
Avatar Holdings, Inc.*(a)                                           100           2,356
Boston Properties, Inc.                                             470          17,860
Boykin Lodging Company*                                             100             797
Brandywine Realty Trust, SBI                                        341           7,185
BRE Properties, Inc.                                                317           9,814
Burnham Pacific Properties, Inc.*                                   289           1,191
California Coastal Communities, Inc.*                               200             900
Camden Property Trust                                               100           3,670
Capital Automotive, SBI                                             100           1,989
Capstead Mortage Corp.*(a)                                           75           1,762
CarrAmerica Realty Corp.*                                           352          10,595
Catellus Development Corp.*                                         408           7,507
Center Trust, Inc.*                                                 200             850
Chateau Communities, Inc.*                                          100           2,990
Commercial Net Lease Realty, REIT(a)                                 91           1,183
Cornerstone Realty Income Trust, Inc.*                              200           2,270
Corrections Corp. of America*                                        40             742
Cousins Properties, Inc.*                                           150           3,654
Crescent Real Estate Equities Company*                              638          11,554
Crown American Realty Trust*                                        400           3,120
Developers Diversified Realty*                                      200           3,820


                                                                SHARES        VALUE
                                                                ------        -----
REAL ESTATE- CONTINUED
Duke-Weeks Realty Investments, Inc.*                                606    $     14,744
EastGroup Properties, Inc.*                                         100           2,307
Entertainment Properties Trust, SBI*                                100           1,935
Equity Inns, Inc.*                                                  300           1,986
Equity Office Properties Trust*                                   2,178          65,514
Equity Residential Properties Trust SBI*                          1,307          37,524
Essex Property Trust                                                 76           3,755
Federal Realty Investment Trust, SBI*                               100           2,300
Felcor Lodging Trust, Inc.                                          100           1,671
First Industrial Realty Trust, Inc.                                 100           3,110
First Union Real Estate Equity &
  Mortgage Investments*                                             600           1,428
Frontline Capital Group*(a)                                         100              11
Gables Residential Trust, SBI*                                      232           6,867
General Growth Properties, Inc.*                                    267          10,360
Getty Realty Corp.*                                                 100           1,885
Golf Trust America, Inc.                                          1,197           5,554
Health Care Property Investors, Inc.                                246           8,908
Highwoods Properties, Inc.                                          273           7,084
Hospitality Properties Trust, SBI                                   282           8,319
Host Marriott Corp.                                               2,134          19,206
HRPT Properties Trust SBI                                           400           3,464
IndyMac Mortgage Holdings, Inc.                                     283           6,617
Innkeepers USA Trust, REIT*                                         200           1,960
Insignia Financial Group, Inc.*                                     100           1,080
Interpool, Inc.*                                                    100           1,925
IRT Property Company*                                               200           2,120
JDN Realty Corp.*                                                   200           2,466
Kilroy Realty Corp., REIT*                                          100           2,627
Kimco Realty Corp.                                                  519          16,966
Koger Equity, Inc.*                                                 100           1,630
Konover Property Trust, Inc.*                                       200             300
Kramont Realty Trust*                                               400           5,840
La Quinta Properties, Inc.*                                         741           4,253
Lasalle Hotel Properties, REIT, SBI                                 100           1,174
Lexington Corporate Property Trust                                  200           3,100
Liberty Property Trust, SBI                                         392          11,701
LNR Property Corp.                                                  100           3,118
LTC Properties, Inc.*                                               200           1,254
Mack-California Realty Corp.                                        283           8,779
McGrath Rentcorp*(a)                                                100           3,752
MeriStar Hospitality Corp., REIT                                    614           8,719
Mid-Atlantic Realty Trust, SBI*                                     200           3,110
Mills Corp.                                                         100           2,648
National Health Investments, Inc.                                   100           1,480
Nationwide Health Properties, Inc.*                                 200           3,738
New Plan Excel Realty Trust, Inc.*                                  200           3,810
Newhall Land & Farming Company, ADR                                 100           2,960
Pan Pacific Retail Properties, Inc.*                                124           3,561
Pinnacle Holdings, Inc.*                                            160              54
Post Properties, Inc.*                                              100           3,551
Prentiss Properties Trust, SBI                                      100           2,745
Price Legacy Corp.*                                                 253             799
Prime Group Realty Trust, SBI*                                      100             923
Prologis Trust, SBI*                                                911          19,596
PS Business Parks, Inc., California*                                154           4,851
Public Storage, Inc.*                                               684          22,846
RAIT Investment Trust*(a)                                           507           8,264
Ramco Gershenson Properties Trust, SBI                              200           3,210
Reckson Associates Realty Corp.*                                    100           2,336
Redwood Trust, Inc.*                                                100           2,423
Regency Centers Corp.*                                              311           8,630
Rouse Company*                                                      213           6,239
Saul Centers, Inc.*                                                 100           2,135

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------


                                                                SHARES        VALUE
                                                                ------        -----
REAL ESTATE - CONTINUED
Security Capital Group, Inc., Class B*                              672    $     17,049
Senior Housing Properties Trust, SBI                                200           2,782
Shurgard Storage Centers, Inc., Class A*                            174           5,568
Simon Property Group, Inc.*                                         796          23,347
SL Green Realty Corp.                                               100           3,071
Sovran Self Storage, Inc.                                           100           3,115
Storage USA, Inc.*                                                  100           4,210
Stratus Properties, Inc.                                            100             850
Sun Communities, Inc., REIT*                                        100           3,725
Tanger Factory Outlet Centers, Inc.(a)                              100           2,085
Taubman Centers, Inc., REIT*                                        200           2,970
The Macerich Company REIT*                                          269           7,155
The St. Joe Company                                                 452          12,543
Trammell Crow Company*                                              184           2,153
Transcontinental Realty Investors, Inc., REIT*                      100           1,605
United Dominion Realty Trust, Inc.                                  679           9,778
Ventas, Inc.                                                        300           3,450
Vornado Operating Company*                                          149              75
Vornado Realty Trust*                                               506          21,050
Washington REIT,  SBI*                                              100           2,489
Weingarten Realty Investors, SBI*                                   184           8,832
Wellsford Real Properties, Inc.*                                    408           7,842
Winston Hotels, Inc.*                                               200           1,548
                                                                           ------------
                                                                                764,067
RETAIL GROCERY - 0.44%
7 Eleven, Inc.*                                                     439           5,141
Albertsons, Inc.*                                                 2,121          66,790
Caseys General Stores, Inc.*                                        200           2,980
Fresh Brands, Inc.                                                  113           2,329
Ingles Markets, Inc.*                                               630           7,528
Kroger Company                                                    4,373          91,264
Nash-Finch Company*                                                 100           3,110
Pathmark Stores, Inc.*                                              213           5,253
Ruddick Corp.*                                                      519           8,299
Safeway, Inc.                                                     2,703         112,850
Smart & Final, Inc.*                                                100           1,044
The Great Atlantic & Pacific Tea Company, Inc.                      369           8,775
Weis Markets, Inc.*                                                 100           2,796
Whole Foods Market, Inc.*                                           353          15,377
Willamette Valley Vineyard, Inc.*                                   498             847
Winn-Dixie Stores, Inc.                                             630           8,977
                                                                           ------------
                                                                                343,360
RETAIL TRADE - 5.32%
99 Cents Only Stores*                                               210           8,001
Abercrombie & Fitch Company, Class A*                               534          14,167
American Eagle Outfitters, Inc.*                                    336           8,793
Ames Department Stores, Inc.*                                       100              24
Ann Taylor Stores Corp.*                                            100           3,500
Barnes & Noble, Inc.                                                495          14,652
Barnesandnoble.com, Inc., Class A*(a)                               249             383
Bebe Stores, Inc.*                                                  100           1,866
Bed Bath & Beyond, Inc.                                           1,631          55,291
Best Buy Company, Inc.*                                           1,112          82,822
Big Lots, Inc.                                                      447           4,649
BJ's Wholesale Club, Inc.*                                          351          15,479
Borders Group, Inc.                                                 531          10,535
Buckle, Inc.*                                                       100           2,230
Burlington Coat Factory Warehouse Corp.*                            185           3,108
Cato Corp., Class A(a)                                              100           1,890
CDW Computer Centers, Inc.*                                         530          28,466
Charlotte Russe Holding, Inc.(a)                                    100           1,861
Charming Shoppes, Inc.*                                             388           2,060
Chicos Fas, Inc.(a)                                                 150           5,955


                                                                SHARES        VALUE
                                                                ------        -----
RETAIL TRADE- CONTINUED
Childrens Place Retail Stores, Inc.*(a)                             100    $      2,715
Christopher & Banks Corp.*                                           96           3,288
Circuit City Stores, Inc.                                         1,147          29,765
Claire's Stores, Inc.*                                              167           2,522
Cost Plus, Inc.*(a)                                                 100           2,650
Costco Wholesale Corp.*                                           2,456         108,997
CVS Corp.                                                         2,059          60,946
Daisytek International Corp.*(a)                                    100           1,317
Dillards, Inc., Class A*                                            749          11,984
Dollar General Corp.*                                             2,000          29,800
Dollar Tree Stores, Inc.*                                           517          15,980
Electronics Boutique Holdings Corp.*(a)                             100           3,994
eToys, Inc.*(a)                                                     300               2
Family Dollar Stores, Inc.*                                         861          25,813
Federated Department Stores, Inc.                                 1,092          44,663
Fisher Scientific International, Inc.*                              258           7,534
Foot Locker, Inc.*                                                  960          15,024
Footstar, Inc.                                                      100           3,130
Fossil, Inc.                                                        414           8,694
Fred's, Inc., Class A                                               125           5,120
Genesco, Inc.(a)                                                    100           2,076
Gerald Stevens, Inc.*                                                40               0
Group 1 Automotive, Inc.                                            100           2,851
Guitar Center, Inc.                                                 100           1,364
Hanover Direct, Inc.                                                700             252
Haverty Furniture Companies, Inc.                                   100           1,655
Heilig-Meyers Company                                               300               1
Home Depot, Inc.                                                 12,464         635,789
Hot Topic, Inc.*(a)                                                 167           5,242
Intimate Brands, Inc., Class A*(a)                                2,457          36,511
J. C. Penney, Inc.                                                1,389          37,364
Kmart Corp.(a)                                                    2,390          13,049
Kohls Corp.*                                                      1,780         125,383
Lands' End, Inc.                                                    230          11,537
Linens'n Things, Inc.*                                              145           3,698
Longs Drug Stores Corp.*(a)                                         134           3,133
Lowe's Companies, Inc.                                            4,107         190,606
May Department Stores, Inc.*                                      1,627          60,166
Mens Wearhouse, Inc.(a)                                             161           3,325
Michael's Stores, Inc.*                                             470          15,486
MSC Industrial Direct, Inc., Class A*                               165           3,259
Nordstrom, Inc.*                                                    864          17,479
Pantry, Inc.                                                        100             545
Payless ShoeSource, Inc.*                                           100           5,615
PC Connection, Inc.*                                                418           6,199
Pep Boys-Manny, Moe & Jack                                          200           3,430
Petrie Stores Liquidating Trust, SBI*                               800             680
Petsmart, Inc.*(a)                                                  509           5,009
Pier 1 Imports, Inc.*                                               792          13,733
Radioshack Corp.*                                                   979          29,468
Rite Aid Corp.*(a)                                                2,536          12,832
Ross Stores, Inc.*                                                  486          15,591
Saks, Inc.*                                                         834           7,790
School Specialty, Inc.*                                             100           2,288
Sears Roebuck & Company*                                          1,690          80,512
Shop At Home, Inc.*(a)                                              100             273
Shopko Stores, Inc.*                                                100             950
Spiegel Inc., Class A                                               838           3,813
Stein Mart, Inc.*                                                   200           1,672
Systemax, Inc.*                                                     201             482
Talbots, Inc.*(a)                                                   473          17,146
Target Corp.*                                                     4,922         202,048
The Dress Barn, Inc.*                                               100           2,501
The Gap, Inc.*                                                    4,953          69,045

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------


                                                                SHARES        VALUE
                                                                ------        -----
RETAIL TRADE - CONTINUED
The Limited, Inc.*                                                2,672    $     39,332
The Neiman Marcus Group, Inc., Class A*                             199           6,183
The Yankee Candle, Inc.*(a)                                         531          12,032
Tiffany & Company*                                                  828          26,057
TJX Companies, Inc.                                               1,457          58,076
Too, Inc.*                                                          100           2,750
Toys R Us, Inc.                                                   1,043          21,632
Transport World Entertainment Corp.*(a)                             200           1,520
Tuesday Morning Corp.*                                              160           2,894
Tweeter Home Entertainment Group, Inc.*                             100           2,900
Urban Outfitters, Inc.*                                             100           2,412
Value City Department Stores, Inc.*                                 100             470
Valuevision International, Inc., Class A*                           347           6,798
Wal-Mart Stores, Inc.                                            23,939       1,377,689
Walgreen Company*                                                 5,529         186,106
Wet Seal, Inc.*                                                     150           3,533
Whitehall Jewellers, Inc.                                            74             813
Wild Oats Markets, Inc.*(a)                                         100             993
Williams-Sonoma, Inc.*(a)                                           343          14,715
Wilsons Leather Experts, Inc.*(a)                                    98           1,118
Zale Corp.                                                          260          10,889
                                                                           ------------
                                                                              4,080,430
SANITARY SERVICES - 0.21%
Allied Waste Industries, Inc.*                                    1,249          17,561
Ecolab, Inc.*                                                       719          28,940
IMCO Recycling, Inc.*(a)                                            100             715
Ionics, Inc.                                                        100           3,003
Waste Management, Inc.*                                           3,453         110,185
                                                                           ------------
                                                                                160,404
SEMICONDUCTORS - 3.45%
Advanced Micro Devices, Inc.*                                     2,077          32,941
Agere Systems, Inc., Class A*                                     4,456          25,355
Alliance Semiconductor Corp.*                                       161           1,945
Alltel Corp.                                                      1,680         103,706
Alpha Industries, Inc.*                                             197           4,295
Altera Corp.*                                                     1,962          41,634
American Superconductor Corp.*                                      100           1,226
Applied Materials, Inc.*                                          4,434         177,803
Applied Micro Circuits Corp.*                                     1,707          19,323
Atmel Corp.*                                                      2,504          18,454
ATMI, Inc.*(a)                                                      100           2,385
Axcelis Technologies, Inc.*                                         353           4,550
AXT, Inc.*,                                                         100           1,443
Broadcom Corp., Class A*                                          1,392          56,891
Caliper Technologies Corp.(a)                                       100           1,561
Cirrus Logic, Inc.*                                                 385           5,090
Conexant Systems, Inc.*                                           1,530          21,971
Credence Systems Corp.                                              541          10,046
Cree, Inc.*(a)                                                      375          11,048
Cypress Semiconductor Corp.*                                        781          15,565
Elantec Semiconductor, Inc.                                         206           7,910
Electroglas, Inc.*                                                  100           1,477
Emcore Corp.*(a)                                                    133           1,789
ESS Technology, Inc.*(a)                                            184           3,912
Exar Corp.*                                                         200           4,170
Fairchild Semiconductor Corp., Class A*                             532          15,002
Genus, Inc.*(a)                                                     150             365
GlobespanVirata, Inc.                                               628           8,133
Integrated Device Technology, Inc.*                                 695          18,480
Integrated Silicon Solution, Inc.*                                  100           1,224
Intel Corp.*                                                     35,918       1,129,621
Integrated Electrical Services, Inc.                                200           1,024
International Rectifier Corp.                                       275           9,592

                                                                SHARES        VALUE
                                                                ------        -----
SEMICONDUCTORS- CONTINUED
Intersil Corp., Class A*                                            473    $     15,254
JNI Corp.*(a)                                                       100             831
KLA-Tencor Corp.*                                                 1,059          52,484
Kopin Corp.                                                         255           3,570
Kulicke & Soffa Industries, Inc.(a)                                 200           3,430
LAM Research Corp.*                                                 845          19,621
Lattice Semiconductor Corp.*                                        671          13,802
LSI Logic Corp.                                                   1,866          29,446
LTX Corp.*                                                          199           4,167
Mattson Technology, Inc.(a)                                         100             881
MEMC Electronic Materials, Inc.                                     323           1,147
Micrel, Inc.*                                                       575          15,082
Micron Technology, Inc.*                                          3,249         100,719
Microsemi Corp.*                                                    184           5,465
MIPS Technologies, Inc., Class A(a)                                 170           1,469
MKS Instruments, Inc.                                               163           4,406
Monolithic System Technology, Inc.*                                 344           7,086
Multilink Technology Corp.*                                         405           2,624
National Semiconductor Corp.*                                       968          29,805
Novellus Systems, Inc.*                                             740          29,193
NVIDIA Corp.*(a)                                                    790          52,851
Oak Technology, Inc.(a)                                             200           2,750
ON Semiconductor Corp.(a)                                         1,978           4,094
Pericom Semiconductor Corp.                                         417           6,047
Phoenix Technology, Ltd.*                                           100           1,164
Photronics, Inc.*(a)                                                100           3,135
Pioneer Standard Electronics, Inc.(a)                               161           2,045
PLX Technology, Inc.                                                100           1,261
Power Integrations, Inc.*                                           100           2,284
PRI Automation, Inc.                                                100           2,045
QLogic Corp.                                                        502          22,344
Quicklogic Corp.                                                    100             500
Rambus, Inc.*(a)                                                    400           3,196
Rudolph Technologies, Inc.*                                         147           5,045
Sage, Inc.*                                                         203           7,525
Semtech Corp.*                                                      294          10,493
Silicon Image, Inc.                                                 272           1,023
Silicon Laboratories, Inc.*(a)                                      210           7,079
Siliconix, Inc.*                                                    135           3,702
Sipex Corp.(a)                                                      100           1,285
Teradyne, Inc.*                                                   1,002          30,200
Texas Instruments, Inc.*                                          9,307         260,596
Therma-Wave, Inc.*                                                  100           1,492
Three-Five Systems, Inc.                                            301           4,789
TranSwitch Corp.*                                                   510           2,295
Triquint Semiconductor, Inc.*                                       644           7,895
Ultratech Stepper, Inc.*                                            100           1,652
Varian Semiconductor Equipment, Inc.*                               138           4,773
Veeco Instruments, Inc.*(a)                                         100           3,605
Vitesse Semiconductor Corp.*                                      1,320          16,408
Xicor, Inc.*(a)                                                     100           1,110
Xilinx, Inc.                                                      1,794          70,056
Zoran Corp.*                                                         64           2,089
                                                                           ------------
                                                                              2,647,241
SHIPBUILDING - 0.02%
Maritrans, Inc.                                                     200           2,394
Newport News Shipbuilding, Inc.                                     163          11,614
Todd Shipyards Corp.*                                               100             890
                                                                           ------------
                                                                                 14,898
SOFTWARE - 4.51%
Accrue Software, Inc.*                                              100              60
Activision, Inc.*                                                   345           8,973
Actuate Corp.*                                                      200           1,054

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                                SHARES        VALUE
                                                                ------        -----
SOFTWARE - CONTINUED
Adobe Systems, Inc.*                                              1,377    $     42,756
Advent Software, Inc.*                                              131           6,543
Allscripts Heathcare Solution, Inc.*(a)                             100             324
America Online Latin America, Inc., Class A*(a)                     733           3,335
ANSYS, Inc.*                                                        100           2,465
Applied Digital Solutions, Inc.*                                    200              86
Artisoft, Inc.*(a)                                                  100             171
Ascential Software Corp.*                                         1,538           6,229
Autodesk, Inc.*                                                     408          15,206
Avocent Corp.                                                       209           5,068
Aware, Inc.*                                                        100             830
BE, Inc.*(a)                                                        100              14
BEA Systems, Inc.*                                                2,206          33,972
Bindview Development Corp.                                          200             402
Blue Martini Software, Inc.*                                        547           1,646
BMC Software, Inc.*                                               1,503          24,604
Borland Software Corp.*                                             366           5,732
BroadVision, Inc.*(a)                                             1,213           3,324
Bsquare Corp.*                                                      100             417
Cadence Design Systems, Inc.*                                     1,411          30,929
Caldera International Inc.*(a)                                      241             207
Caminus Corp.(a)                                                    100           2,300
Captaris, Inc.                                                      100             369
Carreker Antinori, Inc.*(a)                                         100             590
Cerner Corp.*                                                       141           7,040
Checkfree Corp.                                                     491           8,838
CIBER, Inc.*                                                        200           1,890
Citrix Systems, Inc.*                                             1,122          25,425
Click Commerece, Inc.(a)                                            457           1,444
Cognizant Technology Solutions Corp., Class A*                      174           7,131
Commerce One, Inc.(a)                                             2,912          10,396
Computer Associates International, Inc.*                          3,172         109,402
Computer Network Technology Corp.*                                  100           1,779
Compuware Corp.*                                                  2,025          23,875
Covansys Corp.*                                                     100             895
Cybear Group                                                          7               2
Daleen Technologies, Inc.*(a)                                       100              35
Datatec Systems, Inc.*                                              100              91
Deltek Systems, Inc.*                                               100             442
Dendrite International, Inc.*                                       100           1,403
Digital Courier Technologies, Inc.                                  100               7
Digital Generation Systems, Inc.*                                   410             455
Direct Focus, Inc.*(a)                                              177           5,522
Documentum, Inc.*(a)                                                200           4,344
DST Systems, Inc.                                                   649          32,353
Earthlink, Inc.                                                     872          10,612
Electronic Arts, Inc.*                                              775          46,461
Embarcadero Tech, Inc.*(a)                                          327           7,913
Entegris, Inc.*                                                     715           7,836
Epicor Software Corp.*                                              200             298
Epresence, Inc.*                                                    154             645
Exult, Inc.*(a)                                                     481           7,720
Fair Issac & Company, Inc.*                                         193          12,163
FairMarket, Inc.*                                                   100             112
Gadzoox Networks, Inc.*                                             100              70
Geoworks Corp.*                                                     100              98
Hartcourt Companies, Inc.                                           200              72
Hyperion Solutions Corp.*                                           100           1,986
Igate Capital Corp.*(a)                                             239             980
Imation Corp.*                                                      317           6,841
Industries International, Inc.*                                     191           1,394
Infogrames, Inc.                                                    357           2,531
Informatica Corp.*                                                  372           5,398
InfoUSA, Inc.*                                                      317           2,200

                                                                SHARES        VALUE
                                                                ------        -----
SOFTWARE - CONTINUED
Internet Pictures Corp.(a)                                           10    $         21
Intertrust Technologies Corp.*                                      434             534
InterWorld Corp.(a)                                                   2               1
Intrusion.com, Inc.*                                                100             172
Intuit, Inc.*                                                     1,220          52,192
JDA Software Group, Inc.*                                           100           2,235
Kana Software, Inc.*                                                 51             992
Keane, Inc.                                                         337           6,076
Lightspan, Inc.*                                                    272             375
Luminant Worldwide Corp.(a)                                         100              12
Macrovision Corp.*(a)                                               290          10,214
Magma Design Automation, Inc.(a)                                    349          10,568
Manhattan Associates, Inc.*(a)                                      100           2,915
Manugistics Group, Inc.*                                            291           6,134
Matrixone, Inc.                                                     197           2,559
MCSi, Inc.                                                           27             633
Mentor Graphics Corp.                                               259           6,105
Mercator Software, Inc.*(a)                                         100             836
Mercury Interactive Corp.*                                          472          16,039
Metasolv, Inc.                                                      100             786
Micromuse, Inc.*                                                    317           4,755
Microsoft Corp.                                                  28,801       1,908,066
MicroStrategy, Inc., Class A*(a)                                    100             385
Midway Games, Inc.*(a)                                              100           1,501
MRO Software, Inc.*                                                 100           2,338
MSC Software Corp.                                                  100           1,560
Netegrity, Inc.*                                                    150           2,904
NetManage, Inc.*                                                    200             204
Netscout Systems, Inc.(a)                                           100             791
Networks Associates, Inc.                                           858          22,179
Netzee, Inc.*                                                        12              20
NMS Communications Corp.                                            280           1,350
Novell, Inc.*                                                     1,834           8,418
Numerical Technologies, Inc.*(a)                                    210           7,392
NYFIX, Inc.*(a)                                                     100           2,002
On2 Common, Inc.(a)                                                 100              34
Onyx Software Corp.                                                 173             675
Oracle Corp.*                                                    30,185         416,855
OTG Software, Inc.                                                  100           1,000
Parametric Technology Corp.                                       1,700          13,277
PeopleSoft, Inc.                                                  1,676          67,375
Peregrine Systems, Inc.                                           1,130          16,758
Pfsweb, Inc.                                                        181             154
Pomeroy Computer Resources, Inc.*(a)                                100           1,350
Progress Software Corp.*                                            436           7,534
Proquest Company*                                                   100           3,391
Puma Technology, Inc.                                               184             475
Rational Software Corp.*                                          1,172          22,854
Red Hat, Inc.*                                                    1,585          11,254
Roxio, Inc.*                                                         61           1,010
Rstar Corp.*                                                        200              78
Saba Software, Inc.(a)                                              397           2,072
Sagent Technology, Inc.                                             100              95
Sanchez Computer Associates, Inc.*(a)                               100             855
Secure Computing Corp.*                                             100           2,055
Seebeyond Technology Corp.*(a)                                      312           3,026
Selectica, Inc.*                                                    166           1,004
Serena Software, Inc.*                                              168           3,652
Siebel Systems, Inc.*                                             2,412          67,488
Silverstream Software, Inc.*                                        100             681
Speechworks International, Inc.                                     266           2,993
SPSS, Inc.*                                                          13    $        231
Starbase Corp.*(a)                                                  249             169
Storagenetworks, Inc.*(a)                                           124             766

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------


                                                                SHARES        VALUE
                                                                ------        -----
SOFTWARE - CONTINUED
Symantec Corp.*                                                     471    $     31,241
Synavant, Inc.*                                                      84             336
Synopsys, Inc.                                                      297          17,544
Take-Two Interactive Software, Inc.*(a)                             100           1,617
Tarantella, Inc.                                                    222             129
The 3DO Company*(a)                                                 231             481
TR Systems, Inc.*(a)                                                100             313
Transaction Systems Architects, Inc., Class A                       100           1,226
Tyler Technologies, Inc.*                                           200             910
Ulticom, Inc.*                                                      326           3,280
VERITAS Software Corp.*                                           2,118          94,950
Versata, Inc.*                                                      100              92
Vertex Industries, Inc.*                                            158             149
Vialink Company                                                     123              23
Viewpoint Corp.                                                     184           1,253
Virage, Inc.*(a)                                                    119             394
Visual Data Corp.*(a)                                                80              62
Web Maryland Corp.*                                               1,690          11,931
Webb Interactive Services Inc.                                       70              50
Wire One Technologies, Inc.(a)                                      166           1,033
Worldport Communications, Inc.*                                     212              87
Worldwide Xceed Group, Inc.*                                         10               0
Xanser Corp.*                                                       200             402
                                                                           ------------
                                                                              3,455,633
STEEL - 0.10%
Alaska Steel Holding Corp.                                          814           9,263
Allegheny Technologies, Inc.*                                       504           8,442
Bethleham Steel Corp.                                               612             275
Carpenter Technology Corp.*                                         100           2,662
Intermet Corp.*                                                     100             335
LTV Corp.(a)                                                        400               6
NS Group, Inc.*                                                     100             748
Nucor Corp.*                                                        481          25,474
Quanex Corp.*                                                       100           2,830
Reliance Steel & Aluminum Company                                   100           2,625
Ryerson Tull, Inc.                                                  100           1,100
Steel Dynamics, Inc.*                                               193           2,241
Texas Industries, Inc.*                                             100           3,690
USX-United States Steel Group*                                      566          10,250
Worthington Industries, Inc.*                                       679           9,642
                                                                           ------------
                                                                                 79,583
TELECOMMUNICATIONS EQUIPMENT & SERVICES - 1.33%
ADC Telecommunications, Inc.*                                     4,286          19,716
Adelphia Business Solutions, Inc.*                                  227             132
ADTRAN, Inc.*                                                       167           4,262
Advanced Fibre Communications, Inc.*                                514           9,082
Airnet Commerce Corp.*                                              166              70
Alaska Communications Systems, Inc.*                                169           1,347
Allied Riser Communications Corp.*                                  200              34
American Tower Corp., Class A*                                    1,094          10,360
Andrew Corp.*                                                       493          10,792
Arch Wireless, Inc.*                                                200               3
Arris Group, Inc.*                                                  637           6,217
Aspect Communications, Inc.*                                        192             745
Avaya, Inc.*                                                      1,625          19,744
Carrier Access Corp.*                                               100             292
Choice One Communications, Inc.*(a)                                 161             564
CIENA Corp.*                                                      1,796          25,701
Com21, Inc.*                                                        100             137
Commonwealth Telephone Enterprises, Inc.(a)                         100           4,550
Commscope, Inc.*                                                    387           8,231
Comverse Technology, Inc.*                                          874          19,551
Convergent Communications, Inc.*                                    100               0


                                                                SHARES        VALUE
                                                                ------        -----
TELECOMMUNICATIONS EQUIPMENT & SERVICES - CONTINUED
Copper Mountain Networks, Inc.*                                     216    $        365
Corning, Inc.                                                     4,983          44,448
Corvis Corp.*                                                     1,625           5,249
Cosine Communications, Inc.*                                        944           1,463
CT Communications, Inc.*                                            100           1,651
CTC Communications Group, Inc.(a)                                   100             515
Digital Lightwave, Inc.*(a)                                         130           1,219
Ditech Communications Corp.*(a)                                     100             602
Eglobe, Inc.*                                                        63               0
Fibernet Telecom Group, Inc.*(a)                                    228              84
Finisar Corp.(a)                                                    971           9,875
Focal Communications Corp.*                                         255             156
General Communication, Inc.*                                        272           2,320
Global Telesystems Group, Inc.*                                     500               3
Harris Corp.*                                                       279           8,512
Ibasis, Inc.(a)                                                     178             233
ICG Communications, Inc.                                            100               5
IDT Corp.                                                           100           1,951
Inet Technologies, Inc.                                             227           2,399
Infonet Services Corp., Class B*                                  1,616           3,959
Inrange Technologies Corp. Class B*(a)                              351           4,335
InterDigital Communication Corp.*                                   454           4,404
ITC DeltaCom, Inc.(a)                                               200             174
JDS Uniphase Corp.*                                               7,166          62,201
Latitude Communications, Inc.                                       100             265
Leap Wireless International, Inc.(a)                                294           6,165
Level 3 Communications, Inc.(a)                                   2,792          13,960
Liberty Satellite & Technology, Class A(a)                          296             278
Loral Space & Communications, Ltd.*(a)                            2,419           7,233
Lucent Technologies, Inc.                                        18,652         117,321
Mastec, Inc.*                                                       150           1,043
MCK Communications, Inc.*                                           100             148
Metawave Communications Corp.*(a)                                   484           1,510
Metricom, Inc.*(a)                                                  100               6
Metrocall, Inc.                                                     100    $          3
Metromedia Fiber Network, Inc., Class A*(a)                       2,366           1,041
Motorola, Inc.                                                   12,011         180,405
MRV Communications, Inc.(a)                                         660           2,798
Net2Phone, Inc.(a)                                                  100             675
Net2000 Communication, Inc.*                                        100               0
Network Equipment Technologies, Inc.*                               194           1,057
Network Plus Corp.*(a)                                              300             348
New Focus, Inc.*                                                    338           1,288
Newport Corp.                                                       154           2,969
Next Level Communications, Inc., Class A(a)                         361           1,209
Nx Networks, Inc.                                                   100               0
P-Com, Inc.*                                                        200              66
Pac-West Telecomm, Inc.(a)                                          182             100
PanAmSat Corp.                                                      819          17,920
Paradyne Corp.*                                                     100             390
Plantronics, Inc.*                                                  293           7,513
Powerwave Technologies, Inc.*                                       300           5,184
Price Communications Corp.(a)                                       200           3,818
PTEK Holdings, Inc.*(a)                                             200             680
QUALCOMM, Inc.*                                                   4,091         206,595
RCN Corp.*(a)                                                       401           1,175
RF Micro Devices, Inc.*(a)                                          965          18,557
Savvis Communications Corp.                                         300             171
SBA Communications Corp.*                                           231           3,008
Scientific-Atlanta, Inc.                                            858          20,541
Sonus Networks, Inc.*(a)                                          1,192           5,507
Star Telecommunications, Inc.*(a)                                   200               1
Startec Global Communications Corp.*(a)                             100               4
Sunrise Telecom, Inc.*                                              411           1,648


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------


                                                                SHARES        VALUE
                                                                ------        -----
TELECOMMUNICATIONS EQUIPMENT & SERVICES - CONTINUED
Superior Telecom, Inc.(a)                                           100    $        114
Symmetricom, Inc.*                                                  150           1,141
Tekelec(a)                                                          264           4,781
Telaxis Communications Corp.                                        100              72
TeleCorp PCS, Inc., Class A*(a)                                   1,044          13,019
Teligent, Inc., Class A*(a)                                         100               0
Tellabs, Inc.*                                                    2,178          32,583
Terayon Communication Systems, Inc.*(a)                             306           2,531
Time Warner Telecom, Inc., Class A*(a)                              181           3,202
TippingPoint Technologies, Inc.*(a)                                  14             103
Tollgrade Communications, Inc.*                                     226           7,537
Triton PCS Holdings, Inc., Class A*                                 248           7,279
Tut Systems, Inc.*                                                  153             355
UTStarcom, Inc.                                                     200           5,700
Vertel Corp.*                                                       100              67
Waverider Communications, Inc.                                      200              50
Weblink Wireless, Inc.*(a)                                          100               5
Westell Technologies, Inc., Class A*                                100             264
Williams Communications Group, Inc.*(a)                           2,174           5,109
Winstar Communications, Inc.*(a)                                    501               9
                                                                           ------------
                                                                              1,014,174
TELEPHONE - 3.75%
Allegiance Telecom, Inc.*                                           469           3,888
AT&T Corp.*,                                                     18,399         333,758
AT&T Latin America Corp.*                                           241             284
AT&T Wireless Services, Inc.*                                    13,761         197,745
BellSouth Corp.                                                  10,002         381,576
Broadwing, Inc.*                                                  1,296          12,312
Centennial Communications Corp., Class A(a)                         403           4,127
CenturyTel, Inc.*                                                   667          21,878
Citizens Communications Company                                   1,825          19,454
Conestoga Enterprises, Inc.*                                        100           3,195
Corecomm, Ltd.*                                                      61              10
Dobson Communications Corp., Class A*                               177           1,512
e.spire Communications, Inc.*                                       200              22
Harmonic, Inc.                                                      248           2,981
Hickory Tech Corp.                                                  100           1,695
McLeodUSA, Inc.*(a)                                               2,883           1,067
Mpower Holding Corp.                                                255             115
North Pittsburgh Systems, Inc.*                                     100           1,850
NTL, Inc.*(a)                                                     1,229           1,155
Primus Telecommunication Group, Inc.(a)                             100              65
Qwest Communications International, Inc.*                         9,158         129,402
SBC Communications, Inc.                                         18,034         706,392
Sprint Corp. (FON Group)                                          4,596          92,288
Talk America Holdings, Inc.*(a)                                     200              82
Telephone & Data Systems, Inc.*                                     245          21,989
U.S. Cellular Corp.(a)                                              516          23,349
Verizon Communications, Inc.*                                    14,471         686,794
Viatel, Inc.*(a)                                                    100               2
Warwick Valley Telephone
  Company*                                                           25           1,450
WorldCom, Inc.-MCI Group(a)                                         536           6,807
WorldCom, Inc.-WorldCom Group                                    15,525         218,592
XO Communications, Inc., Class A(a)                               1,191             114
Z Telephone Technologies, Inc.*(a)                                  100             130
                                                                           ------------
                                                                              2,876,080
TIRES & RUBBER - 0.07%
Bandag, Inc.                                                        100           3,476
Carlisle Companies, Inc.*                                           286          10,576
Cooper Tire & Rubber Company*                                       563           8,985
Goodyear Tire &  Rubber Company*(a)                               1,065          25,358


                                                                SHARES        VALUE
                                                                ------        -----
TIRES & RUBBER - CONTINUED
Myers Indiana, Inc.                                                 121    $      1,652
                                                                           ------------
                                                                                 50,047
TOBACCO - 0.80%
Dimon, Inc.                                                         729           5,249
Philip Morris Companies, Inc.                                    11,697         536,307
R.J. Reynolds Tobacco Holdings, Inc.*                               582          32,767
Universal Corp., Virginia*                                          100           3,641
UST, Inc.*                                                          926          32,410
Vector Group, Ltd.*(a)                                              110           3,613
                                                                           ------------
                                                                                613,987
TOYS, AMUSEMENTS & SPORTING GOODS - 0.19%
Hasbro, Inc.*                                                       974          15,808
Jakks Pacific, Inc.*                                                100           1,895
Mattel, Inc.*                                                     2,316          39,835
NIKE, Inc., Class B*                                              1,462          82,223
Russ Berrie & Company, Inc.                                         100           3,000
                                                                           ------------
                                                                                142,761
TRANSPORTATION - 0.16%
Alexander & Baldwin, Inc.*                                          313           8,357
C. H. Robinson Worldwide, Inc.*                                     409          11,826
General Maritime Corp.                                              545           5,450
Harley Davidson, Inc.*                                            1,589          86,299
Heartland Express, Inc.*                                            125           3,471
Overseas Shipholding Group, Inc.                                    279           6,277
RailAmerica, Inc.(a)                                                100           1,446
                                                                           ------------
                                                                                123,126
TRAVEL SERVICES - 0.07%
Expedia, Inc., Class A*                                             392          15,919
Hotel Reservations Network, Inc., Class A*                          100           4,600
Pegasus Systems, Inc.*                                              100           1,420
Sabre Holdings, Inc.*                                               680          28,798
                                                                           ------------
                                                                                 50,737
TRUCKING & FREIGHT - 0.37%
Airborne, Inc.*                                                     563           8,349
Arkansas Best Corp.*                                                100           2,882
CNF Transportation, Inc.                                            178           5,972
EGL, Inc.*(a)                                                       200           2,790
Expeditores International of
  Washington, Inc.                                                  257          14,636
Fedex Corp.                                                       1,613          83,683
First Aviation Services, Inc.*                                      297           1,265
Forward Air Corp.(a)                                                100           3,392
Kirby Corp.                                                         100           2,755
Knight Transportation, Inc.*                                        225           4,226
Landstar Systems, Inc.*                                              75           5,438
Navistar International Corp.*                                       370          14,615
OMI Corp.*(a)                                                       296           1,178
Pittston Brinks Group*                                              381           8,420
Plains All American Pipeline, LP*                                   100           2,599
Roadway Express, Inc.*                                              100           3,670
Ryder Systems, Inc.                                                 200           4,430
Swift Transportation, Inc.                                          526          11,314
U.S. Freightways Corp.*                                             100           3,140
United Parcel Service, Inc., Class B*                             1,701          92,705
Werner Enterprises, Inc.*                                           193           4,690
Yellow Corp.*                                                       100           2,510
                                                                           ------------
                                                                                284,659

TOTAL COMMON STOCK
(Cost: $82,576,067)                                                        $ 68,753,499
                                                                           ------------


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------


                                                                SHARES        VALUE
                                                                ------        -----
PREFERRED STOCK - 0.00%
REAL ESTATE - 0.00%
Commercial Net Lease Realty,
  REITS, Series A                                                    42    $        966
Corrections Corp. of America, Series B                               25             491
                                                                           ------------
                                                                                  1,457
TOTAL PREFERRED STOCK
(Cost: $1,146)                                                             $      1,457
                                                                           ------------

WARRANTS - 0.00%
BANKING - 0.00%
Dime Bancorp, Inc., Warrants*                                       300              45
                                                                           ------------

DRUGS & HEALTH CARE - 0.00%
Endo Pharmaceutical Holdings,
  Inc., Warrants*,
  (Expiration date 12/31/2002;
  strike price $0.01)                                               100              78
                                                                           ------------

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 0.00%
Focal Communications Corp.,
  Warrants*, (Expiration
  date 12/14/2007; strike                                            40               0
  price $2.34)
                                                                           ------------

TOTAL WARRANTS
(Cost: $465)                                                               $        123
                                                                           ------------


                                                              PRINCIPAL
                                                                AMOUNT        VALUE
                                                              ---------       -----
SHORT TERM INVESTMENTS - 4.50%
Navigator Securities Lending
  Trust, 2.25%                                             $  3,149,234    $  3,149,234
United States Treasury Bills,
    1.91% due 02/21/2002                                         50,000          49,865
    2.21% due 01/10/2002                                        100,000          99,945
    zero coupon due 03/28/2002                                  150,000         149,394
                                                                           ------------
                                                                           $  3,448,438
REPURCHASE AGREEMENTS - 5.81%
Repurchase Agreement with
  State Street Corp., dated
  12/31/2001 at 1.53%, to be
  repurchased at $4,455,379
  on 1/2/2002, collaterized
  by $4,240,000 U.S. Treasury
  Bond 6.25% due 8/15/2023
  (valued at $4,547,400,
  including interest)                                      $  4,455,000    $  4,455,000
                                                                           ------------

TOTAL INVESTMENTS (TOTAL STOCK MARKET
INDEX TRUST)  (Cost: $90,481,116)                                          $ 76,658,524
                                                                           ============


500 INDEX TRUST

                                                                SHARES        VALUE
                                                                ------        -----
COMMON STOCK - 95.54%
ADVERTISING - 0.30%
Interpublic Group Companies,                                     27,369    $    808,480
  Inc.*
Omnicom Group, Inc.                                              13,469       1,203,455
TMP Worldwide, Inc.*(a)                                           8,012         343,715
                                                                           ------------
                                                                              2,355,650
AEROSPACE - 1.49%
B.F. Goodrich Company*                                            7,390         196,722
Boeing Company*                                                  60,699       2,353,907
General Dynamics Corp.*                                          14,623       1,164,576
Honeywell International, Inc.*                                   58,936       1,993,216


                                                                SHARES        VALUE
                                                                ------        -----
AEROSPACE - CONTINUED
Lockheed Martin Corp.                                            31,928    $  1,490,080
Northrop Grumman Corp.                                            8,003         806,782
Raytheon Company*                                                28,333         919,972
Rockwell Collins, Inc.*                                          13,309         259,525
Textron, Inc.*                                                   10,239         424,509
United Technologies Corp.*                                       33,958       2,194,706
                                                                           ------------
                                                                             11,803,995
AIR TRAVEL - 0.17%
Delta Air Lines, Inc.*                                            8,936         261,468
Southwest Airlines Company*                                      55,467       1,025,030
U.S. Airways Group, Inc.(a)                                       4,951          31,389
                                                                           ------------
                                                                              1,317,887
ALUMINUM - 0.38%
Alcan Aluminum, Ltd.*                                            23,257         835,624
Alcoa, Inc.                                                      61,556       2,188,316
                                                                           ------------
                                                                              3,023,940
AMUSEMENT & THEME PARKS - 0.38%
The Walt Disney Company*                                        147,758       3,061,546
                                                                           ------------

APPAREL & TEXTILES - 0.19%
Cintas Corp.*(a)                                                 12,300         590,400
Jones Apparel Group, Inc.                                         9,094         301,648
Liz Claiborne, Inc.*                                              3,814         189,746
Reebok International, Ltd.*(a)                                    4,271         113,182
V.F. Corp.*                                                       8,043         313,757
                                                                           ------------
                                                                              1,508,733
AUTO PARTS - 0.40%
AutoZone, Inc.*                                                   7,812         560,902
Dana Corp.*                                                      10,772         149,515
Danaher Corp.                                                    10,356         624,571
Delphi Automotive Systems Corp.*                                 40,609         554,719
Eaton Corp.                                                       5,061         376,589
Genuine Parts Company*                                           12,550         460,585
TRW, Inc.*                                                        9,154         339,064
Visteon Corp.*                                                    9,456         142,218
                                                                           ------------
                                                                              3,208,163
AUTOMOBILES - 0.55%
Ford Motor Company*                                             131,258       2,063,376
General Motors Corp.*                                            40,263       1,956,782
PACCAR, Inc.*                                                     5,563         365,044
                                                                           ------------
                                                                              4,385,202
BANKING - 4.25%
AmSouth BanCorp                                                  26,409         499,130
Bank of New York, Inc.                                           53,377       2,177,782
Bank One Corp.                                                   84,512       3,300,194
BB&T Corp.                                                       32,834       1,185,636
Comerica, Inc.*                                                  12,906         739,514
Fifth Third BanCorp*                                             41,876       2,568,255
FleetBoston Financial Corp.                                      75,740       2,764,510
Golden West Financial Corp.*                                     11,425         672,361
Huntington Bancshares, Inc.(a)                                   18,203         312,910
KeyCorp                                                          30,692         747,043
National City Corp.                                              43,950       1,285,098
Northern Trust Corp.                                             16,098         969,422
PNC Bank Corp.*                                                  20,465       1,150,133
Southtrust Corp.*                                                24,834         612,655
State Street Corp.*                                              23,581       1,232,107
SunTrust Banks, Inc.*                                            21,034       1,318,832
Union Planters Corp.*                                             9,955         449,269
US  Bancorp*                                                    141,395       2,959,397
Wachovia Corp.*                                                  98,632       3,093,099
Wells Fargo & Company                                           122,864       5,338,441


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------


                                                                SHARES        VALUE
                                                                ------        -----
BANKING - CONTINUED
Zions BanCorp*(a)                                                 6,649    $    349,604
                                                                           ------------
                                                                             33,725,392
BIOTECHNOLOGY - 1.00%
Amgen, Inc.*                                                     75,776       4,276,797
Applera Corp.-Applied Biosystems Group*                          15,361         603,226
Biogen, Inc.*                                                    10,720         614,792
Chiron Corp.*(a)                                                 13,709         601,003
Immunex Corp.*                                                   39,474       1,093,825
MedImmune, Inc.*(a)                                              15,514         719,074
                                                                           ------------
                                                                              7,908,717
BROADCASTING - 1.07%
Clear Channel Communications, Inc.*                              43,318       2,205,320
Univision Communications, Inc., Class A*(a)                      15,229         616,165
Viacom, Inc., Class B*                                          128,529       5,674,555
                                                                           ------------
                                                                              8,496,040
BUSINESS SERVICES - 2.83%
AMR Corp.*                                                       11,202         248,348
Automatic Data Processing, Inc.                                  44,688       2,632,123
Cendant Corp.                                                    71,139       1,395,036
Computer Sciences Corp.*                                         12,345         604,658
Convergys Corp.*                                                 12,471         467,538
Deluxe Corp.*                                                     4,810         200,000
Electronic Data Systems Corp.*                                   34,357       2,355,172
First Data Corp.                                                 27,649       2,169,064
Fiserv, Inc.                                                     13,564         574,028
Fluor Corp.*                                                      5,806         217,144
H & R Block, Inc.                                                13,298         594,421
ITT Industries, Inc.*                                             6,405         323,453
NCR Corp.                                                         7,039         259,458
Paychex, Inc.*                                                   27,127         945,376
R.R. Donnelley & Sons Company*                                    8,301         246,457
Robert Half International, Inc.*                                 12,711         339,384
Sapient Corp.*                                                    9,160          70,715
Tyco International, Ltd.*                                       144,598       8,516,822
Unisys Corp.*                                                    23,126         290,000
                                                                           ------------
                                                                             22,449,197
CABLE AND TELEVISION - 0.31%
Comcast Corp., Class A*                                          68,489       2,465,604
                                                                           ------------

CHEMICALS - 1.17%
Air Products & Chemicals, Inc.,                                  16,473         772,748
Dow Chemical Company                                             65,361       2,207,895
E.I. DuPont De Nemours & Company                                 74,299       3,158,451
Eastman Chemical Company*                                         5,587         218,005
Engelhard Corp.                                                   9,405         260,330
FMC Corp.                                                         2,260         134,470
Great Lakes Chemical Corp.                                        3,638          88,331
Hercules, Inc.*                                                   7,869          78,690
PPG Industries, Inc.*                                            12,201         631,036
Praxair, Inc.*                                                   11,656         643,994
Rohm & Haas Company                                              15,970         553,041
Sigma-Aldrich Corp.*                                              5,315         209,464
Waters Corp.                                                      9,385         363,856
                                                                           ------------
                                                                              9,320,311
CELLULAR COMMUNICATIONS - 0.30%
Nextel Communications, Inc., Class A(a)                          57,850         634,036
Sprint Corp. (PCS Group), Series 1*(a)                           71,433       1,743,680
                                                                           ------------
                                                                              2,377,716
COMPUTERS & BUSINESS EQUIPMENT - 5.40%
Apple Computer, Inc.*                                            25,424         556,786
Cisco Systems, Inc.*                                            531,611       9,627,475
Compaq Computer Corp.*                                          122,777       1,198,304


                                                                SHARES        VALUE
                                                                ------        -----
COMPUTERS & BUSINESS EQUIPMENT - CONTINUED
Dell Computer Corp.*                                            189,164    $  5,141,477
EMC Corp.                                                       160,578       2,158,168
Gateway, Inc.                                                    23,481         188,787
Hewlett-Packard Company                                         140,605       2,888,027
IBM Corp.*                                                      124,851      15,101,977
Lexmark International Group, Inc., Class A                        9,421         555,839
Maxim Integrated Products, Inc.                                  23,435       1,230,572
Palm, Inc.                                                       41,174         159,755
Pitney Bowes, Inc.                                               17,670         664,569
Sun Microsystems, Inc.                                          234,941       2,889,774
Xerox Corp.*(a)                                                  52,183         543,747
                                                                           ------------
                                                                             42,905,257
CONSTRUCTION MATERIALS - 0.19%
Masco Corp.                                                      33,261         814,894
Sherwin-Williams Company*                                        11,190         307,725
Vulcan Materials Company                                          7,341         351,928
                                                                           ------------
                                                                              1,474,547
CONSTRUCTION & MINING EQUIPMENT - 0.20%
Caterpillar, Inc.*                                               24,877       1,299,823
The Stanley Works*(a)                                             6,184         287,989
                                                                           ------------
                                                                              1,587,812
CONTAINERS & GLASS - 0.12%
Ball Corp.*                                                       1,987         140,481
Bemis, Inc.                                                       3,826         188,163
Pactiv Corp.*                                                    11,548         204,977
Sealed Air Corp.*(a)                                              6,067         247,655
Temple-Inland, Inc.*                                              3,584         203,320
                                                                           ------------
                                                                                984,596
COSMETICS & TOILETRIES - 1.98%
Alberto Culver Company, Class B(a)                                4,110         183,881
Avon Products, Inc.                                              17,123         796,220
Colgate-Palmolive Company*                                       39,987       2,309,249
Gillette Company                                                 76,487       2,554,666
International Flavors & Fragrances, Inc.                          6,871         204,138
Kimberly-Clark Corp.*                                            38,061       2,276,048
Procter & Gamble Company*                                        93,903       7,430,544
                                                                           ------------
                                                                             15,754,746
CRUDE PETROLEUM & NATURAL GAS - 0.23%
Burlington Resources, Inc.*                                      14,537         545,719
EOG Resources, Inc.*(a)                                           8,360         326,960
Occidental Petroleum Corp.                                       27,308         724,481
Sunoco, Inc.*                                                     5,688         212,390
                                                                           ------------
                                                                              1,809,550
DOMESTIC OIL - 0.75%
Amerada Hess Corp.                                                6,444         402,750
Anadarko Petroleum Corp.                                         18,021       1,024,494
Ashland, Inc.*                                                    4,965         228,787
Conoco, Inc.*                                                    45,310       1,282,273
Devon Energy Corp.*                                               9,124         352,643
Kerr-McGee Corp.*                                                 7,254         397,519
Phillips Petroleum Company*                                      27,614       1,664,020
Unocal Corp.*                                                    17,835         643,308
                                                                           ------------
                                                                              5,995,794
DRUGS & HEALTH CARE - 4.14%
Abbott Laboratories,                                            112,519       6,272,934
Aetna United States Healthcare, Inc.                             10,347         341,348
Allergan, Inc.                                                    9,477         711,249
American Home Products Corp.*                                    95,615       5,866,936
AmerisourceBergen Corp.(a)                                        7,457         473,892
Bausch & Lomb, Inc.                                               3,888         146,422
Becton Dickinson & Company*                                      18,739         621,198


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------


                                                                SHARES        VALUE
                                                                ------        -----
DRUGS & HEALTH CARE - CONTINUED
Boston Scientific Corp.                                          29,234    $    705,124
Bristol-Myers Squibb Company*                                   140,233       7,151,883
C.R. Bard, Inc.*                                                  3,705         238,972
Cardinal Health, Inc.                                            32,680       2,113,089
Genzyme Corp.*                                                   15,379         920,587
Guidant Corp.*                                                   22,051       1,098,140
Humana, Inc.                                                     12,228         144,168
IMS Health, Inc.                                                 21,417         417,846
Manor Care, Inc.*                                                 7,420         175,928
Medtronic, Inc.                                                  87,743       4,493,319
Quintiles Transnational Corp.*(a)                                 8,670         139,154
Stryker Corp.*                                                   14,250         831,772
                                                                           ------------
                                                                             32,863,961
ELECTRICAL EQUIPMENT - 4.16%
American Power Conversion Corp.*                                 14,164         204,811
Cooper Industries, Inc.                                           6,786         236,967
Emerson Electric Company                                         31,012       1,770,785
General Electric Company*                                       719,507      28,837,840
Johnson Controls, Inc.                                            6,324         510,663
Millipore Corp.                                                   3,460         210,022
Molex, Inc.*                                                     14,224         440,233
Power-One, Inc.*(a)                                               5,714          59,483
Symbol Technologies, Inc.*                                       16,552         262,846
Tektronix, Inc.                                                   6,665         171,824
W.W. Grainger, Inc.*                                              6,778         325,344
                                                                           ------------
                                                                             33,030,818
ELECTRIC UTILITIES - 2.05%
Allegheny Energy, Inc.*                                           9,069         328,479
Ameren Corp.*                                                     9,981         422,196
American Electric Power, Inc.*(a)                                23,361       1,016,904
Cinergy Corp.(a)                                                 11,541         385,816
CMS Energy Corp.*                                                 9,643         231,721
Consolidated Edison, Inc.*(a)                                    15,385         620,939
Constellation Energy Group, Inc.*                                11,869         315,122
Dominion Resources, Inc.                                         19,062       1,145,626
DTE Energy Company*                                              11,791         494,515
Duke Energy Company*                                             56,249       2,208,336
Edison International*                                            23,624         356,722
Exelon Corp.*                                                    23,261       1,113,737
FirstEnergy Corp.*                                               21,564         754,309
FPL Group, Inc.*                                                 12,751         719,156
Niagara Mohawk Holdings, Inc.*                                   11,625         206,111
PG&E Corp.                                                       28,072         540,105
Pinnacle West Capital Corp.                                       6,141         257,001
PPL Corp.*                                                       10,618         370,037
Progress Energy, Inc.*                                           15,857         714,041
Public Service Enterprise Group, Inc.*                           15,099         637,027
Reliant Energy, Inc.*                                            21,613         573,177
Southern Company*(a)                                             50,386       1,277,285
TECO Energy, Inc.*                                               10,115         265,418
The AES Corp.*                                                   38,643         631,813
Xcel Energy, Inc.*                                               25,045         694,748
                                                                           ------------
                                                                             16,280,341
ELECTRONICS - 0.74%
Agilent Technologies, Inc.*                                      33,383         951,749
Analog Devices, Inc.*                                            26,218       1,163,817
Jabil Circuit, Inc.*                                             14,286         324,578
Linear Technology Corp.                                          22,942         895,656
Mirant Corp.*                                                    29,120         466,502
PerkinElmer, Inc.                                                 8,926         312,589
Rockwell International Corp.*                                    13,312         237,752
Sanmina-SCI Corp.                                                37,752         751,265
Solectron Corp.*                                                 59,471         670,833


                                                                SHARES        VALUE
                                                                ------        -----
ELECTRONICS - CONTINUED
Thomas & Betts Corp.*                                             4,210    $     89,041
                                                                           ------------
                                                                              5,863,782
ENERGY - 0.24%
Calpine Corp.*                                                   22,135         371,647
Entergy Corp.                                                    15,887         621,340
TXU Corp.(a)                                                     19,219         906,176
                                                                           ------------
                                                                              1,899,163
FINANCIAL SERVICES - 8.92%
Ambac Financial Group, Inc.                                       7,646         442,398
American Express Company*,                                       96,703       3,451,330
Bank of America Corp.                                           114,029       7,178,126
Bear Stearns Companies, Inc.                                      6,824         400,159
Capital One Financial Corp.                                      15,575         840,271
Charter One Financial, Inc.*                                     16,290         442,274
Citigroup, Inc.                                                 372,882      18,823,083
Concord EFS, Inc.*                                               36,511       1,196,831
Countrywide Credit Industries, Inc.*                              8,860         362,994
Equifax, Inc.*                                                   10,498         253,527
Federal Home Loan Mortgage Corp.*                                50,379       3,294,787
Federal National Mortgage Association*                           72,371       5,753,494
Franklin Resources, Inc.*                                        18,901         666,638
Household International, Inc.                                    33,176       1,922,217
J.P. Morgan Chase & Company                                     142,998       5,197,977
John Hancock Financial Services, Inc.                            21,660         894,558
Lehman Brothers Holdings, Inc.*                                  17,273       1,153,836
MBIA, Inc.                                                       10,754         576,737
MBNA Corp.                                                       61,737       2,173,142
Mellon Financial Corp.                                           33,906       1,275,544
Merrill Lynch & Company, Inc.                                    61,340       3,197,041
Moodys Corp.                                                     11,294         450,179
Morgan Stanley Dean Witter & Company                             79,488       4,446,559
Providian Financial Corp.                                        20,616          73,187
Regions Financial Corp.                                          16,480         493,411
Stilwell Financial, Inc.                                         16,042         436,663
Synovus Financial Corp.*                                         21,110         528,806
T. Rowe Price Group, Inc.                                         8,948         310,764
The Charles Schwab Corp.*                                        99,053       1,532,350
USA Education, Inc.                                              11,364         954,803
Washington Mutual, Inc.*                                         63,486       2,075,992
                                                                           ------------
                                                                             70,799,678
FOOD & BEVERAGES - 3.55%
Archer-Daniels-Midland Company*                                  47,917         687,609
Campbell Soup Company*                                           29,687         886,751
Coca-Cola Enterprises, Inc.                                      32,231         610,455
ConAgra, Inc.*                                                   38,932         925,414
General Mills, Inc.*                                             26,400       1,373,064
H.J. Heinz Company                                               25,372       1,043,297
Hershey Foods Corp.                                               9,824         665,085
Kellogg Company*                                                 29,596         890,839
Pepsi Bottling Group, Inc.                                       20,568         483,348
PepsiCo, Inc.                                                   126,800       6,173,892
Sara Lee Corp.*                                                  56,768       1,261,953
SUPERVALU, Inc.                                                   9,657         213,613
SYSCO Corp.*                                                     48,300       1,266,426
The Coca-Cola Company*                                          180,230       8,497,844
Unilever NV*                                                     41,424       2,386,436
William Wrigley Jr. Company*                                     16,317    $    838,204
                                                                           ------------
                                                                             28,204,230
FOREST PRODUCTS - 0.01%
Louisiana Pacific Corp.*                                          7,584          64,009
                                                                           ------------


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------


                                                                SHARES        VALUE
                                                                ------        -----
FURNITURE & FIXTURES - 0.04%
Leggett & Platt, Inc.*                                           14,239    $    327,497
                                                                           ------------

GAS & PIPELINE UTILITIES - 0.62%
Dynegy, Inc., Class A*                                           23,625         602,437
El Paso Corp.*                                                   36,973       1,649,366
Keyspan Corp.                                                    10,086         349,480
Kinder Morgan, Inc.*                                              8,089         450,476
NICOR, Inc.*                                                      3,225         134,289
NiSource, Inc.*                                                  14,988         345,623
Peoples Energy Corp.(a)                                           2,483          94,180
Sempra Energy                                                    15,018         368,692
Williams Companies, Inc.*                                        37,336         952,815
                                                                           ------------
                                                                              4,947,358
GOLD - 0.11%
Barrick Gold Corp.                                               38,794         618,764
Placer Dome, Inc.                                                23,774         259,375
                                                                           ------------
                                                                                878,139
HEALTHCARE PRODUCTS - 1.85%
Biomet, Inc.*                                                    19,542         603,848
Johnson & Johnson                                               222,319      13,139,053
St. Jude Medical, Inc.                                            6,310         489,971
Zimmer Holdings, Inc.*                                           13,991         427,285
                                                                           ------------
                                                                             14,660,157
HEALTHCARE SERVICES - 0.60%
HCA-The Healthcare Company*                                      37,328       1,438,621
HEALTHSOUTH Corp.*                                               28,435         421,407
McKesson, Inc.                                                   20,780         777,172
Unitedhealth Group, Inc.*                                        22,597       1,599,189
Wellpoint Health Networks, Inc., Class A*(a)                      4,621         539,964
                                                                           ------------
                                                                              4,776,353
HOLDINGS COMPANIES/CONGLOMERATES - 0.10%
Loews Corp.*                                                     13,874         768,342
                                                                           ------------

HOMEBUILDERS - 0.06%
Centex Corp.                                                      4,405         251,481
Pulte Corp.*(a)                                                   4,271         190,786
                                                                           ------------
                                                                                442,267
HOTELS & RESTAURANTS - 0.73%
Darden Restaurants, Inc.                                          8,530         301,962
Harrah's Entertainment, Inc.                                      8,132         300,965
Hilton Hotels Corp.*                                             26,765         292,274
Marriott International, Inc., Class A                            17,462         709,830
McDonalds Corp.                                                  93,146       2,465,575
Starbucks Corp.*                                                 27,627         526,294
Starwood Hotels & Resorts
  Worldwide, Inc. SBI, Class B*                                  14,332         427,810
Tricon Global Restaurants, Inc.*                                 10,567         519,897
Wendy's International, Inc.*(a)                                   7,563         220,613
                                                                           ------------
                                                                              5,765,220
HOUSEHOLD APPLIANCES - 0.11%
Black & Decker Corp.*                                             5,782         218,155
KB HOME                                                           3,649         146,325
Maytag Corp.*                                                     5,563         172,620
Whirlpool Corp.                                                   4,849         355,577
                                                                           ------------
                                                                                892,677
HOUSEHOLD PRODUCTS - 0.23%
Fortune Brands, Inc.*                                            10,767         426,266
Newell Rubbermaid, Inc.                                          19,328         532,873
Snap-On, Inc.*(a)                                                 4,196         141,237
The Clorox Company*                                              16,857         666,694
Tupperware Corp.                                                  4,216          81,158
                                                                           ------------
                                                                              1,848,228


                                                                SHARES        VALUE
                                                                ------        -----
INDUSTRIAL MACHINERY - 0.37%
Crane Company                                                     4,322    $    110,816
Cummins Engine, Inc.*                                             2,992         115,312
Deere & Company*                                                 17,018         743,006
Dover Corp.                                                      14,666         543,668
Ingersoll-Rand Company*                                          12,174         508,995
Pall Corp.*                                                       8,849         212,907
Parker-Hannifin Corp.                                             8,499         390,189
Thermo Electron Corp.*                                           12,886         307,460
                                                                           ------------
                                                                              2,932,353
INSURANCE - 3.88%
AFLAC, Inc.                                                      37,851         929,621
American International Group, Inc.                              189,344      15,033,914
Aon Corp.                                                        19,512         693,066
Chubb Corp.*                                                     12,303         848,907
CIGNA Corp.                                                      10,483         971,250
Cincinnati Financial Corp.*                                      11,703         446,469
Conseco, Inc.(a)                                                 25,006         111,527
Hartford Financial Services Group, Inc.                          17,850       1,121,515
Jefferson-Pilot Corp.                                            10,900         504,343
Lincoln National Corp.*                                          13,734         667,060
Marsh & McLennan Companies, Inc.                                 19,905       2,138,792
Metlife, Inc.*                                                   52,532       1,664,214
MGIC Investment Corp.*                                            7,766         479,317
Progressive Corp.*                                                5,312         793,082
SAFECO Corp.*                                                     9,258         288,387
St. Paul Companies, Inc.*                                        15,031         660,913
The Allstate Corp.                                               51,673       1,741,380
Torchmark, Inc.*                                                  8,926         351,060
UNUMProvident Corp.*                                             17,549         465,224
XL Capital, Ltd., Class A*                                        9,614         878,335
                                                                           ------------
                                                                             30,788,376
INTERNATIONAL OIL - 1.03%
Royal Dutch Petroleum Company-NY Shares*                        153,916       7,544,962
USX-Marathon Oil Corp.*                                          22,405         672,150
                                                                           ------------
                                                                              8,217,112
INTERNET CONTENT - 0.09%
Yahoo!, Inc.(a)                                                  41,282         732,343
                                                                           ------------

INTERNET SERVICE PROVIDER - 0.07%
Network Appliance, Inc.*                                         23,999         524,858
                                                                           ------------

LEISURE TIME - 1.52%
AOL Time Warner, Inc.*                                          320,830      10,298,643
Brunswick Corp.*                                                  6,360         138,394
Carnival Corp., Class A                                          42,484       1,192,951
International Game Technology(a)                                  6,455         440,876
                                                                           ------------
                                                                             12,070,864
LIQUOR - 0.42%
Adolph Coors Company, Class B*                                    2,568         137,131
Anheuser-Busch Companies, Inc.                                   64,080       2,897,057
Brown Forman Corp., Class B                                       5,018         314,127
                                                                           ------------
                                                                              3,348,315
MANUFACTURING - 0.61%
Illinois Tool Works, Inc.*                                       22,080       1,495,257
Minnesota Mining & Manufacturing Company*                        28,465       3,364,848
                                                                           ------------
                                                                              4,860,105
MEDICAL-HOSPITALS - 0.21%
Health Management Association, Inc., Class A*                    17,771         326,986
Tenet Healthcare Corp.*                                          23,590       1,385,205
                                                                           ------------
                                                                              1,712,191


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------


                                                                SHARES        VALUE
                                                                ------        -----
METAL & METAL PRODUCTS - 0.05%
Freeport-McMoran Copper &
  Gold, Inc., Class B*(a)                                        10,426    $    139,604
Inco, Ltd.*                                                      13,186         223,371
                                                                           ------------
                                                                                362,975
MINING - 0.06%
Newmont Mining Corp.(a)                                          14,278         272,853
Phelps Dodge Corp.                                                5,705         184,842
                                                                           ------------
                                                                                457,695
NEWSPAPERS - 0.09%
Dow Jones & Company, Inc.*                                        6,143         336,207
Knight-Ridder, Inc.(a)                                            6,096         395,813
                                                                           ------------
                                                                                732,020
OFFICE FURNISHINGS & SUPPLIES - 0.19%
Avery Dennison Corp.                                              7,963         450,149
Office Depot, Inc.*                                              22,245         412,422
Staples, Inc.*                                                   33,453         625,571
                                                                           ------------
                                                                              1,488,142
PAPER - 0.47%
Boise Cascade Corp.                                               4,210         143,182
Georgia-Pacific Corp.*                                           16,657         459,900
International Paper Company                                      34,934       1,409,587
Mead Corp.                                                        7,081         218,732
Westvaco Corp.*                                                   7,416         210,985
Weyerhaeuser Company*                                            15,674         847,650
Willamette Industries, Inc.*                                      7,964         415,084
                                                                           ------------
                                                                              3,705,120
PETROLEUM SERVICES - 4.05%
Apache Corp.                                                      9,952         496,391
Baker Hughes, Inc.                                               24,330         887,315
ChevronTexaco Corp.                                              77,308       6,927,570
Exxon Mobil Corp.                                               495,753      19,483,093
Halliburton Company                                              31,096         407,358
McDermott International, Inc.                                     4,464          54,773
Nabors Industries, Inc.*                                         10,264         352,363
Noble Drilling Corp.*                                             9,574         325,899
Rowan Companies, Inc.*                                            6,784         131,406
Schlumberger, Ltd.*                                              41,719       2,292,459
Transocean Sedco Forex, Inc.*                                    23,094         781,039
                                                                           ------------
                                                                             32,139,666
PHARMACEUTICALS - 5.84%
Baxter International, Inc.*                                      42,788       2,294,720
Eli Lilly & Company*                                             81,480       6,399,439
Forest Laboratories, Inc.*                                       12,898       1,056,991
King Pharmaceuticals, Inc.                                       17,803         750,040
Merck & Company, Inc.                                           164,865       9,694,062
Pfizer, Inc.                                                    455,644      18,157,413
Pharmacia Corp.*                                                 93,453       3,985,771
Schering-Plough Corp.                                           106,113       3,799,907
Watson Pharmaceuticals, Inc.*                                     7,718         242,268
                                                                           ------------
                                                                             46,380,611
PHOTOGRAPHY - 0.08%
Eastman Kodak Company*                                           21,087         620,590
                                                                           ------------

PUBLISHING - 0.46%
American Greetings Corp., Class A*(a)                             4,609          63,512
Gannett, Inc.*                                                   19,156       1,287,858
McGraw-Hill Companies, Inc.                                      14,096         859,574
Meredith Corp.(a)                                                 3,475         123,884
New York Times Company, Class A                                  10,988         475,231
Tribune Company*                                                 21,593         808,226
                                                                           ------------
                                                                              3,618,285


                                                                SHARES        VALUE
                                                                ------        -----
RAILROADS & EQUIPMENT - 0.36%
Burlington Northern Santa Fe Corp.*                              28,024    $    799,525
CSX Corp.*                                                       15,450         541,522
Norfolk Southern Corp.*                                          27,943         512,195
Union Pacific Corp.*                                             18,003       1,026,171
                                                                           ------------
                                                                              2,879,413
REAL ESTATE - 0.18%
Equity Office Properties Trust*                                  30,033         903,393
Equity Residential Properties Trust SBI*                         19,630         563,577
                                                                           ------------
                                                                              1,466,970
RETAIL GROCERY - 0.48%
Albertsons, Inc.*                                                29,429         926,719
Kroger Company                                                   58,218       1,215,010
Safeway, Inc.                                                    36,375       1,518,656
Winn-Dixie Stores, Inc.                                          10,187         145,165
                                                                           ------------
                                                                              3,805,550
RETAIL TRADE - 6.14%
Bed Bath & Beyond, Inc.                                          21,018         712,510
Best Buy Company, Inc.*                                          15,282       1,138,203
Big Lots, Inc.                                                    8,248          85,779
Circuit City Stores, Inc.                                        15,096         391,741
Costco Wholesale Corp.*                                          32,775       1,454,555
CVS Corp.                                                        28,322         838,331
Dillards, Inc., Class A*                                          6,071          97,136
Dollar General Corp.*                                            23,958         356,974
Family Dollar Stores, Inc.*                                      12,492         374,510
Federated Department Stores, Inc.                                13,964         571,128
Home Depot, Inc.                                                169,835       8,663,283
J. C. Penney, Inc.                                               19,119         514,301
Kmart Corp.(a)                                                   36,133         197,286
Kohls Corp.*                                                     24,276       1,710,002
Lowe's Companies, Inc.                                           56,118       2,604,436
May Department Stores, Inc.*                                     21,685         801,911
Nordstrom, Inc.*                                                  9,739         197,020
Radioshack Corp.*                                                13,037         392,414
Sears Roebuck & Company*                                         23,380       1,113,823
Target Corp.*                                                    65,430       2,685,902
The Gap, Inc.*                                                   62,504         871,306
The Limited, Inc.*                                               31,058         457,174
Tiffany & Company*                                               10,585         333,110
TJX Companies, Inc.                                              19,764         787,793
Toys R Us, Inc.                                                  14,386         298,366
Wal-Mart Stores, Inc.                                           323,035      18,590,664
Walgreen Company*                                                73,929       2,488,450
                                                                           ------------
                                                                             48,728,108
SANITARY SERVICES - 0.25%
Allied Waste Industries, Inc.*(a)                                14,277         200,735
Ecolab, Inc.*                                                     9,262         372,795
Waste Management, Inc.*                                          45,499       1,451,873
                                                                           ------------
                                                                              2,025,403
SEMICONDUCTORS - 3.88%
Advanced Micro Devices, Inc.*                                    24,627         390,584
Alltel Corp.                                                     22,551       1,392,073
Altera Corp.*                                                    27,913         592,314
Applied Materials, Inc.*                                         59,158       2,372,236
Applied Micro Circuits Corp.*                                    21,622         244,761
Broadcom Corp., Class A*(a)                                      19,011         776,980
Conexant Systems, Inc.*                                          18,468         265,201
Intel Corp.*                                                    486,461      15,299,198
KLA-Tencor Corp.*                                                13,430         665,591
LSI Logic Corp.                                                  26,586         419,527
Micron Technology, Inc.*                                         43,432       1,346,392
National Semiconductor Corp.*                                    12,747         392,480


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------


                                                                SHARES        VALUE
                                                                ------        -----
SEMICONDUCTORS - CONTINUED
Novellus Systems, Inc.*                                          10,385    $    409,688
NVIDIA Corp.*(a)                                                 10,477         700,911
PMC-Sierra, Inc.(a)                                              11,963         254,333
QLogic Corp.                                                      6,715         298,885
Teradyne, Inc.*(a)                                               13,105         394,985
Texas Instruments, Inc.*                                        125,540       3,515,120
Vitesse Semiconductor Corp.*                                     13,806         171,609
Xilinx, Inc.                                                     24,207         945,283
                                                                           ------------
                                                                             30,848,151
SOFTWARE - 4.88%
Adobe Systems, Inc.*                                             17,190         533,749
Autodesk, Inc.*                                                   3,971         147,999
BMC Software, Inc.*                                              17,700         289,749
Citrix Systems, Inc.*(a)                                         13,605         308,289
Computer Associates International, Inc.*                         41,745       1,439,785
Compuware Corp.*                                                 26,950         317,741
Intuit, Inc.*                                                    15,369         657,486
Mercury Interactive Corp.*(a)                                     5,995         203,710
Microsoft Corp.                                                 390,343      25,860,224
Novell, Inc.*                                                    26,251         120,492
Oracle Corp.*                                                   403,092       5,566,701
Parametric Technology Corp.                                      19,087         149,069
PeopleSoft, Inc.                                                 21,951         882,430
Siebel Systems, Inc.*                                            33,511         937,638
VERITAS Software Corp.*                                          29,054       1,302,491
                                                                           ------------
                                                                             38,717,553
STEEL - 0.07%
Allegheny Technologies, Inc.*                                     5,773          96,698
Nucor Corp.*                                                      5,638         298,589
USX-United States Steel Group*                                    6,475         117,262
Worthington Industries, Inc.*                                     6,192          87,926
                                                                           ------------
                                                                                600,475
TELECOMMUNICATIONS EQUIPMENT & SERVICES - 1.51%
ADC Telecommunications, Inc.*                                    57,221         263,217
Andrew Corp.*                                                     5,895         129,041
Avaya, Inc.*(a)                                                  20,792         252,623
CIENA Corp.*(a)                                                  23,712         339,319
Comverse Technology, Inc.*                                       13,443         300,720
Corning, Inc.                                                    68,547         611,439
JDS Uniphase Corp.*                                              96,226         835,242
Lucent Technologies, Inc.(a)                                    247,444       1,556,423
Motorola, Inc.                                                  161,311       2,422,891
Nortel Networks Corp.                                           231,982       1,739,865
QUALCOMM, Inc.*                                                  55,401       2,797,750
Scientific-Atlanta, Inc.                                         11,324         271,097
Tellabs, Inc.*                                                   29,712         444,491
                                                                           ------------
                                                                             11,964,118
TELEPHONE - 4.77%
AT&T Corp.*,                                                    256,424       4,651,531
AT&T Wireless Services, Inc.*                                   183,374       2,635,085
BellSouth Corp.                                                 136,022       5,189,239
CenturyTel, Inc.*                                                10,221         335,249
Citizens Communications Company(a)                               20,297         216,366
Qwest Communications International, Inc.*                       120,671       1,705,081
SBC Communications, Inc.                                        243,631       9,543,026
Sprint Corp. (FON Group)                                         64,290       1,290,943
Verizon Communications, Inc.*                                   196,726       9,336,616
WorldCom, Inc.-WorldCom Group                                   213,760       3,009,741
                                                                           ------------
                                                                             37,912,877
TIRES & RUBBER - 0.05%
Cooper Tire & Rubber Company*                                     5,138          82,002


                                                                SHARES        VALUE
                                                                ------        -----
TIRES & RUBBER - CONTINUED
Goodyear Tire &  Rubber Company*                                 11,823    $    281,506
                                                                           ------------
                                                                                363,508
TOBACCO - 0.96%
Philip Morris Companies, Inc.                                   157,037       7,200,146
UST, Inc.*                                                       11,990         419,650
                                                                           ------------
                                                                              7,619,796
TOYS, AMUSEMENTS & SPORTING GOODS - 0.23%
Hasbro, Inc.*                                                    12,523         203,248
Mattel, Inc.*                                                    31,284         538,085
NIKE, Inc., Class B*                                             19,470       1,094,993
                                                                           ------------
                                                                              1,836,326
TRANSPORTATION - 0.15%
Harley Davidson, Inc.*                                           21,942       1,191,670
                                                                           ------------

TRAVEL SERVICES - 0.05%
Sabre Holdings, Inc.*                                             9,674         409,694
                                                                           ------------

TRUCKING & FREIGHT - 0.17%
Fedex Corp.                                                      21,607       1,120,971
Navistar International Corp.*                                     4,307         170,127
Ryder Systems, Inc.                                               4,400          97,460
                                                                           ------------
                                                                              1,388,558
TOTAL COMMON STOCK
(Cost: $877,966,700)                                                       $758,682,406
                                                                           ------------




                                                              PRINCIPAL
                                                                AMOUNT        VALUE
                                                              ---------       -----
SHORT TERM INVESTMENTS - 2.61%
Navigator Securities Lending
  Trust, 2.25%                                             $ 19,219,518    $ 19,219,518
United States Treasury Bills
  1.76% due 02/28/2002****                                      300,000         299,149
  2.135% due 01/10/2002****                                     600,000         599,680
  2.16% due 01/03/2002****                                      600,000         599,928
                                                                           ------------
                                                                           $ 20,718,275

REPURCHASE AGREEMENTS - 1.85%
Repurchase Agreement with
  State Street Corp., dated
  12/31/2001 at 1.53%, to be
  repurchased at $14,666,247
  on 1/2/2002, collaterized
  by $13,950,000 U.S.
  Treasury Bond 6.25% due
  8/15/2023 (valued at
  $14,961,375, including
  interest)                                                $ 14,666,000    $ 14,666,000
                                                                           ------------

TOTAL INVESTMENTS (500 INDEX TRUST)
(Cost: $913,350,975)                                                       $794,066,681
                                                                           ============


Key to Security Abbreviations and Legend
----------------------------------------
ADR  -  American Depositary Receipts
ADS  -  American Depositary Shares
REIT -  Real Estate Investment Trust
SBI  -  Shares Beneficial Interest
TBA  -  To Be Announced
VR   -  Variable Rate Demand Note (Rate effective as of December 31, 2001).
*    -  Non-Income producing
**   -  Purchased on a forward commitment (Note 2)
***  -  At December 31, 2001 a portion of this security was pledged to cover forward commitments purchased.
**** - At December 31, 2001 a portion of this security was pledged to cover margin requirements for open futures contracts.
(a)  -  At December 31, 2001 all or a portion of this security was out on loan.


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. ORGANIZATION OF THE TRUST. The Manufacturers Investment Trust (the "Trust") is a no-load, open-end management investment company organized as a Massachusetts business trust. It is a series company, which means that it has several portfolios, each with a stated investment objective, which it pursues through separate investment policies. The Trust currently offers sixty-seven separate investment Portfolios, fourteen of which are described here as follows:
The Small-Mid Cap Growth Trust ("Small-Mid Cap Growth"), the Small-Mid Cap
Trust ("Small Mid Cap"), the International Equity Select Trust ("International Equity Select"), the Select Growth Trust ("Select Growth"), the Global Equity Select Trust ("Global Equity Select"), the Real Estate Securities Trust ("Real Estate Securities"), the Core Value Trust ("Core Value"), the High Grade Bond Trust ("High Grade Bond"), the Money Market Trust ("Money Market"), the Small Cap Index Trust ("Small Cap Index"), the International Index Trust ("International Index"), the Mid Cap Index Trust ("Mid Cap Index"), the Total Stock Market Index Trust ("Total Stock Market Index") and the 500 Index Trust ("500 Index"). Each of the Portfolios with the exception of Real Estate is diversified for purposes of the Investment Company Act of 1940, as amended.

Shares of the Portfolios with the exception of Small-Mid Cap Growth, Small-Mid Cap, International Equity Select, Select Growth, Global Equity Select, Core Value and High Grade Bond are presently only offered to: Separate Accounts A, B and C, which are separate accounts of The Manufacturers Life Insurance Company of North America ("MNA"); to Separate Accounts A, B and E, which are separate accounts of The Manufacturers Life Insurance Company of New York ("MNY"); to Separate Accounts One, Two, Three, and Four, which are separate accounts of The Manufacturers Life Insurance Company of America ("Manulife America"); and in the case of certain Portfolios, to unregistered separate accounts issued by The Manufacturers Life Insurance Company (U.S.A.) ("Manulife USA"). Shares of Small-Mid Cap Growth, Small-Mid Cap, International Equity Select, Select Growth, Global Equity Select, Core Value and High Grade Bond are presently offered only to Separate Account A, which is a separate account of Manulife America. MNA, MNY, Manulife America and Manulife USA are indirect wholly owned subsidiaries of The Manufacturers Life Insurance Company ("Manulife"), which in turn is a wholly owned subsidiary of Manulife Financial Corporation, a publicly traded company. Manulife Financial Corporation and its subsidiaries are known collectively as "Manulife Financial". MNY is a wholly owned subsidiary of MNA and Manulife America is a wholly owned subsidiary of Manulife USA.

At December 31, 2001, of the Trust Portfolios noted above, Manulife USA owned seed money shares in Small-Mid Cap Growth, Small-Mid Cap, International Equity Select, Select Growth, Global Equity Select, Core Value, High Grade Bond, Small Cap Index, International Index, Mid Cap Index and Total Stock Market Index.

Manufacturers Securities Services, LLC ("MSS"), a Delaware limited liability company controlled by MNA, serves as investment adviser for the Trust (See Note
6). MSS is also the principal underwriter of the variable contracts issued by MNA and MNY.

NEW PORTFOLIOS. Effective July 16, 2001, Small Mid-Cap Growth, Small Mid-Cap, International Equity Select, Select Growth, Global Equity Select, Core Value, and High Grade Bond commenced operations. Navellier Management, Inc. ("NMI") is the subadviser to Small-Mid Cap Growth, Kayne Anderson Rudnick Investment Management, LLC ("Kayne Anderson Rudnick") is the subadviser to Small-Mid Cap, Lazard Asset Management ("Lazard") is the subadviser to International Equity Select and Global Equity Select, Roxbury Capital Management, LLC ("Roxbury") is the subadviser to Select Growth, Rorer Asset Management, LLC ("Rorer") is the subadviser to Core Value and Allegiance Capital, Inc. ("Allegiance") is the subadviser to High Grade Bond.

CHANGE IN SUBADVISERS. Effective April 30, 2001, Manufactures Adviser Corporation ("MAC") resigned as subadviser to Real Estate Securities. The Trustees, including a majority of Trustees who are not interested persons of the Trust voted to approve Cohen & Steers Capital Management, Inc. ("Cohen & Steers") as subadviser to Real Estate Securities.

2. SIGNIFICANT ACCOUNTING POLICIES. The policies described below are followed by the Trust in the preparation of the financial statements.

SECURITY VALUATION. Securities held by Money Market and short term instruments with remaining maturities of 60 days or less held by the other Portfolios of the Trust are valued at amortized cost, which approximates market value. All other securities held by the Portfolios are valued at the last sale price as of the close of business on a principal securities exchange (domestic or foreign) or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Portfolio securities for which there are no such quotations, principally debt securities, are valued on the basis of the valuation provided by a pricing service, which utilizes both dealer-supplied and electronic data processing techniques. Other assets and securities for which no such quotations are readily available are valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

FOREIGN CURRENCY TRANSLATIONS. The accounting records of the Trust are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

      (i) market value of securities, other assets and other liabilities at the current rate of exchange at period end of such currencies against U.S. dollars; and

      (ii) purchases and sales of securities, income and expenses at the rate of exchange quoted on the respective dates of such transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities.

The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

FORWARD FOREIGN CURRENCY CONTRACTS. All portfolios with the exception of Money Market may purchase and sell forward foreign currency contracts in order to hedge a specific transaction or portfolio position. Forward foreign currency contracts are valued at forward foreign currency exchange rates and marked to market daily.

The net U.S. dollar value of foreign currency underlying all contractual commitments held at the end of the period, the resulting net unrealized appreciation (depreciation) and related net receivable or payable amount are determined using forward foreign currency exchange rates supplied by a quotation service. The Portfolios could be exposed to risks in excess of amounts recognized on the Statements of Assets and Liabilities if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the forward foreign currency contract changes unfavorably.

Net realized gains (losses) on foreign currency and forward foreign currency contracts shown in the Statements of Operations, include net gains or losses realized by a Portfolio on contracts which have matured.

MANUFACTURERS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED
--------------------------------------------------------------------------------
SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

FUTURES. All Portfolios with the exception of Money Market may purchase and sell financial futures contracts and options on those contracts. The Portfolios that invest in contracts based on financial instruments such as U.S. Treasury Bonds or Notes or on securities indices such as the S&P 500 Index, in order to hedge against a decline in the value of securities owned by the Portfolios.

When a Portfolio sells a futures contract based on a financial instrument, the Portfolio becomes obligated to deliver that kind of instrument at an agreed upon date for a specified price. The Portfolio realizes a gain or loss depending on whether the price of an offsetting purchase is less or more than the price of the initial sale or on whether the price of an offsetting sale is more or less than the price of the initial purchase. The Portfolio could be exposed to risks if it could not close out futures positions because of an illiquid secondary market or the inability of counterparties to meet the terms of their contracts. Upon entering into futures contracts, the Portfolio is required to deposit with a broker an amount, termed the initial margin, which typically represents 5% of the purchase price indicated in the futures contract.

Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates, making the long or short positions in the contract more or less valuable. If the position is closed out by taking an opposite position prior to the settlement date of the futures contract, a final determination of variation margin is made, cash is required to be paid to or released by the broker, and the Portfolio realizes a gain or loss.

The following is a summary of open futures contracts at December 31, 2001:

                                          PURCHASES OF FUTURES CONTRACTS
                                       --------------------------------------
                                        NUMBER      AGGREGATE
                            EXPIRATION  OF OPEN    MARKET VALUE   UNREALIZED
                               DATE    CONTRACTS   OF CONTRACTS   GAIN (LOSS)
                            ---------- ---------   ------------   -----------
SMALL CAP INDEX:

Russell 2000 Index              Mar-2002           24    5,871,600      $99,596
                                                                        =======

INTERNATIONAL INDEX:
Japanese Yen                    Mar-2002            2      190,725      $(8,287)
British Pound                   Mar-2002            5      452,688        3,682
Australian Dollar               Mar-2002            2      101,480         (572)
Share Price Index 200           Mar-2002            3      131,174          814
Euro                            Mar-2002            9      998,775        4,121
MSCI Pan Euro Index             Mar-2002           77    1,470,109       14,391
TOPIX Index                     Mar-2002            6      466,135        3,444
                                                                        -------
                                                                        $17,593
                                                                        =======

MID CAP INDEX:
S&P MidCap 400 Index            Mar-2002           15    3,798,750      $41,510
                                                                        =======

TOTAL STOCK MARKET INDEX:
NASDAQ 100 Index                Mar-2002            1      158,350      $(2,257)
Russell 2000 Index              Mar-2002            2      489,300        9,211
S&P 500 Index                   Mar-2002           14    4,022,200       19,352
                                                                        -------
                                                                        $26,306
                                                                        =======

500 INDEX:
S&P 500 Index                   Mar-2002           60   17,238,000      $44,428
                                                                        =======

PURCHASED AND WRITTEN OPTIONS. All Portfolios with the exception of Money Market may purchase and sell put and call options on securities (whether or not it holds the securities in its portfolio) securities indices, currencies and futures contracts.

When a Portfolio writes a put or call option, an amount equal to the premium received by the Portfolio is recorded as a liability and is subsequently "marked-to-market" to reflect the current market value of the option written. If an option expires or if the Portfolio enters into an offsetting purchase option, the Portfolio realizes a gain (or loss if the cost of a offsetting purchase option exceeds the premium received when the option was written). If a written call option is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security with the proceeds of the sale increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security the Portfolio purchases upon exercise of the option.

When a Portfolio purchases a put or call option, the premium paid by the Portfolio is included in the Portfolio of Investments and subsequently "marked-to-market" to reflect the current market value of the option. If the purchased option expires, the Portfolio realizes a loss in the amount of the cost of the option. If a Portfolio enters into a closing sale transaction, the Portfolio realizes a gain or loss, depending on whether proceeds from the closing sale transaction are greater or less than the original cost of the option. If a Portfolio exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If a Portfolio exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium originally paid. The Portfolios may use options to manage exposure to fluctuations in currency values. Writing puts and buying calls may increase the Portfolio's exposure to the underlying instrument. Buying puts and writing calls may decrease the Portfolio's exposure to the underlying instrument. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts or if the counterparties do not perform under the terms of the contract.

MANUFACTURERS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED
--------------------------------------------------------------------------------
SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

INTEREST RATE SWAPS. All Portfolios with the exception of Money Market may enter into interest rate swaps. Interest rate swaps involve the exchange of commitments to pay or receive interest of one instrument for that of another instrument (for example, an exchange of floating rate payments for fixed rate payments with respect to a notional principal amount). Net periodic interest payments to be received or paid are accrued daily and are recorded as interest income. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation. Payments received or paid at the end of the agreement are recorded as realized gains or losses. A Portfolio could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform.

FORWARD COMMITMENTS. All Portfolios may purchase or sell debt securities on a when issued or forward delivery basis, which means that the obligations will be delivered to the Portfolios of the Trust at a future date, which may be a month or more after the date of commitment, the price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Portfolio may receive compensation for interest forgone in the purchase of forward delivery securities. With respect to purchase commitments, each Portfolio identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors. The value of the securities underlying a forward commitment to purchase securities, and the subsequent fluctuations in their value, are taken into account when determining the Portfolio's net asset value starting on the day the Portfolio agrees to purchase the securities. The market values of the securities purchased on a forward delivery basis are identified in the portfolio of investments.

SECURITIES LENDING. All Portfolios may lend securities in amounts up to 33 1/3% of its total non-cash assets to brokers, dealers and other financial institutions, provided such loans are callable at any time and are at all times fully secured by cash, cash equivalents or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, marked to market to the value of the loaned securities on a daily basis. The Portfolios may bear the risk of delay in recovery of, or even of rights in, the securities loaned should the borrower of the securities fail financially. Consequently, loans of Portfolio securities will only be made to firms deemed by the subadvisers to be creditworthy. The Portfolios receive compensation for lending their securities either in the form of fees or by retaining a portion of interest on the investment of any cash received as collateral. Income generated from the investment of cash collateral is included as interest income in the Statement of Operations.

All collateral received will be in an amount equal to at least 100% of the market value of the loaned securities and is intended to be maintained at that level during the period of the loan. The market value of the loaned securities is determined at the close of business of the Portfolio and any additional required collateral is delivered to the Portfolio the next business day. During the loan period, the Portfolio continues to retain rights of ownership, including dividends and interest of the loaned securities. At December 31, 2001, the value of securities loaned and cash collateral was as follows:

                                   MARKET VALUE                                                    MARKET VALUE
                                  OF SECURITIES      VALUE OF CASH                                 OF SECURITIES    VALUE OF CASH
                                      LOANED          COLLATERAL                                       LOANED         COLLATERAL
                                  -------------      -------------                                 -------------    -------------
Small-Mid Cap Growth              $  656,678         $  684,802   High Grade Bond                  $   703,941      $    716,244
Small-Mid Cap                        162,240            170,625   Small Cap Index                   11,441,786        12,148,812
International Equity Select          418,669            436,406   International Index                2,717,498         2,845,085
Select Growth                        612,660            637,462   Mid Cap Index                      7,028,227         7,400,604
Global Equity Select                 219,709            229,169   Total Stock Market Index           2,955,224         3,149,234
Real Estate Securities             9,481,437          9,822,952   500 Index                         18,222,649        19,219,518
Core Value                           488,017            504,150

MORTGAGE DOLLAR ROLLS. All Portfolios, with the exception of Money Market may enter into mortgage dollar rolls in which they sell mortgage securities for delivery currently and simultaneously contract to repurchase similar, but not identical, securities at the same price or lower price on an agreed upon date. The Portfolios receive compensation as consideration for entering into the commitment to repurchase. The compensation is recorded as deferred income and amortized to income over the roll period. As the holder, the counterparty receives all principal and interest payments, including prepayments, made with respect to the similar security. Mortgage dollar rolls may be renewed with a new sale and repurchase price with a cash settlement made at renewal without physical delivery of the securities subject to the contract.

FEDERAL INCOME TAXES. The Portfolios' policy is to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. Each Portfolio of the Trust is treated as a separate taxpayer for federal income tax purposes.

DISTRIBUTION OF INCOME AND GAINS. Substantially all of the net investment income of Money Market is declared as a dividend to shareholders of record as of the close of business each day and is reinvested daily. During any particular year, net realized gains from investment transactions of each Portfolio, in excess of available capital loss carryforwards of each Portfolio would be taxable to such Portfolio if not distributed. Therefore, each Portfolio of the Trust intends to distribute substantially all of its investment company taxable income and any net realized capital gains in order to avoid federal income tax. The Portfolios' distributions are based on income amounts determined in accordance with federal income tax regulations. The character of distributions made during the year from net investment income and net realized gains may differ for tax purposes due to various differences in recording net investment income and realized gains for financial statement and tax purposes.

As required, effective January 1, 2001, the Trust has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies. The revised Audit Guide requires that the Trust amortize premium and accrete discount on all debt securities. Prior to January 1, 2001, the Trust did not amortize premium on debt securities. The cumulative effect of this accounting change had no impact on the total net assets of each Portfolio.

The effect of this change for the year ended December 31, 2001 was as follows:

                                                       NET UNREALIZED
                                NET INVESTMENT          APPRECIATION          NET REALIZED
PORTFOLIO                          INCOME              (DEPRECIATION)        GAINS (LOSSES)
---------                       --------------         ---------------       --------------
High Grade Bond                     $(1,270)               $1,210                 $60

MANUFACTURERS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED
--------------------------------------------------------------------------------
SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

The statements of changes in net assets and financial highlights for prior periods have not been restated to reflect this change in presentation.

The revised Audit Guide also requires that paydown gains and losses on mortgage and asset-backed securities be classified as interest income. Adopting this change will have no impact to the total net assets of the Trust, but will change the classification of certain amounts between interest income and realized gain/loss in the statements of operations.

EXPENSE ALLOCATION. Expenses not directly attributable to a particular Portfolio are allocated based on the relative share of net assets of each Portfolio at the time the expense was incurred, except as discussed in footnote 4.

REPURCHASE AGREEMENTS. Each Portfolio of the Trust may enter into repurchase agreements. When a Portfolio enters into a repurchase agreement through its custodian, it receives delivery of securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is generally at least 102% of the repurchase amount. Each Portfolio will take constructive receipt of all securities underlying the repurchase agreements it has entered into until such agreements expire. If the seller defaults, a Portfolio would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase amount.

CAPITAL ACCOUNTS. The Portfolios report the undistributed net investment income and accumulated undistributed net realized gain (loss) accounts on a basis approximating amounts available for future tax distributions (or to offset future taxable realized gains when a capital loss carryforward is available). Accordingly, each Portfolio of the Trust may periodically make reclassifications among certain capital accounts without impacting its net asset value.

OTHER. Investment security transactions are accounted for on a trade date basis. Interest income is accrued as earned. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-date or as soon after the ex-date that the Portfolio is aware of such dividends, net of all taxes. All original issue discounts are accreted for financial and tax reporting purposes. All discounts/premiums are accreted/amortized for financial reporting purposes. The Portfolios use the First In, First Out method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes. The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

3. PURCHASES AND SALES OF SECURITIES. The following summarizes the securities transactions (except for short-term investments) for the Portfolios (with the exception of Money Market) for the year ended December 31, 2001:

                                                       PURCHASES                                        SALES
                                            ----------------------------------           ---------------------------------
PORTFOLIO                                   U.S. Government       Other Issues           U.S. Government      Other Issues
---------                                   ---------------       ------------           ---------------      ------------
Small-Mid Cap Growth*                            --                  $5,030,481               --                $2,201,037
Small-Mid Cap*                                   --                   3,303,719               --                   411,201
International Equity Select*                     --                   2,916,634               --                    40,095
Select Growth*                                   --                   3,573,894               --                   610,713
Global Equity Select*                            --                   2,855,812               --                        --
Real Estate Securities                           --                 243,272,463               --               284,167,754
Core Value*                                      --                   3,217,261               --                   416,018
High Grade Bond*                              $7,027,773                969,788           $4,881,693               104,578
Small Cap Index                                  --                  35,261,379               --                 9,947,616
International Index                              --                  17,390,964               --                 5,402,797
Mid Cap Index                                    --                  31,390,971               --                 7,885,954
Total Stock Market Index                         --                  26,391,728               --                 2,977,753
500 Index                                        --                 204,619,681               --                 9,338,316

* For the period July 16, 2001 (commencement of operations) to December 31,
2001.

At December 31, 2001, tax basis net unrealized appreciation (depreciation) was equal to the aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value as follows:

                                                    TAX BASIS NET
                                                      UNREALIZED        TAX BASIS        TAX BASIS
                                                     APPRECIATION      UNREALIZED        UNREALIZED
PORTFOLIO                       TAX BASIS COST      (DEPRECIATION)    APPRECIATION      DEPRECIATION
---------                       --------------      --------------    ------------      ------------
Small-Mid Cap Growth                 $3,123,839          $263,360         $302,913          $39,553
Small-Mid Cap                         3,071,190          (61,085)          132,790          193,875
International Equity Select           3,421,345          (75,453)           88,504          163,957
Select Growth                         3,550,646            13,372          117,652          104,280
Global Equity Select                  3,240,981          (59,835)           83,758          143,593
Real Estate Securities              220,130,623        12,117,254       12,572,289          455,035
Core Value                            3,443,646          (21,555)           97,518          119,073
High Grade Bond                       4,086,618             (992)           12,252           13,244

MANUFACTURERS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED
--------------------------------------------------------------------------------
PURCHASES AND SALES OF SECURITIES, CONTINUED

                                                    TAX BASIS NET
                                                      UNREALIZED        TAX BASIS        TAX BASIS
                                                     APPRECIATION      UNREALIZED        UNREALIZED
PORTFOLIO                       TAX BASIS COST      (DEPRECIATION)    APPRECIATION      DEPRECIATION
---------                       --------------      --------------    ------------      ------------
Small Cap Index                     $60,171,988       $1,426,565        $5,191,221       $3,764,656
International Index                  66,568,094      (14,323,256)        1,565,969       15,889,225
Mid Cap Index                        65,670,688         (221,657)        5,723,526        5,945,183
Total Stock Market Index             90,471,028      (13,812,504)        5,535,825       19,348,329
500 Index                           914,740,298     (120,673,617)       48,218,624      168,892,241

4. INVESTMENT ADVISORY AGREEMENTS. The Trust has entered into an Investment Advisory Agreement with MSS (the "Adviser"). The Adviser is responsible for managing the corporate and business affairs of the Trust and for selecting and compensating subadvisers to handle the investment and reinvestment of the assets of each Portfolio of the Trust, subject to the supervision of the Trust's Board of Trustees. As compensation for its services, the Adviser receives an advisory fee from the Trust based on the average daily net assets of each Portfolio. Advisory fees charged to each Portfolio were as follows:

                                  ALL ASSET                             ALL ASSET
PORTFOLIO                          LEVELS    PORTFOLIO                    LEVELS
---------                        ----------  ---------                  ----------
Small-Mid Cap*                    1.100%     Mid Cap Index               0.525%
Money Market                      0.500%     Total Stock Market Index    0.525%
Small Cap Index                   0.525%     500 Index                   0.525%
International Index               0.550%

                                                       BETWEEN    BETWEEN
                                            BETWEEN     $100       $250
                                          $50 MILLION  MILLION    MILLION
                                FIRST $50   AND $100   AND $250   AND $500  OVER $500
PORTFOLIO                        MILLION    MILLION    MILLION    MILLION    MILLION
---------                       --------- -----------  --------   --------  ---------
Small-Mid Cap Growth*              0.950%     0.950%     0.900%     0.900%     0.900%
International Equity Select*       1.050%     1.050%     1.050%     1.000%     0.950%
Select Growth*                     0.950%     0.950%     0.900%     0.900%     0.900%
Global Equity Select*              1.050%     1.050%     1.050%     1.000%     0.950%
Real Estate Securities             0.800%     0.800%     0.750%     0.750%     0.750%
Core Value*                        0.950%     0.950%     0.900%     0.900%     0.900%
High Grade Bond*                   0.750%     0.700%     0.650%     0.600%     0.600%

* For the period July 16, 2001 (commencement of operations) to December 31,
2001.

EXPENSE REIMBURSEMENT. Pursuant to the Advisory Agreement, the Adviser reimburses the Trust for expenses (excluding advisory fees, taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Trust's business) incurred in excess, on an annualized basis, of 0.05% of the average annual net assets of International Index and 500 Index, 0.075% of the average daily net assets of Small Cap Index, Mid Cap Index and Total Stock Market Index, 0.10% of the average daily net assets of Small-Mid Cap Growth, Small-Mid Cap, Select Growth, Core Value and High Grade Bond, 0.15% of the average daily net assets of International Equity Select and Global Equity Select, and 0.50% of the average daily net assets of Real Estate Securities and Money Market.

Any of these expense reimbursements may be terminated at any time.

FUND ADMINISTRATION FEES. The Amended Advisory Agreement requires the Trust to reimburse the Adviser for all expenses associated with providing the administrative, financial, accounting and recordkeeping services of the Trust including, the preparation of all tax returns, annual, semi-annual and periodic reports to shareholders and the preparation of all regulatory reports. Total expense incurred for the year ended December 31, 2001 was $226,206 of which $16,569 remains payable to the Adviser at December 31, 2001.

5. TRUSTEES' FEES. The Trust pays each Trustee who is not an employee of the Adviser or its affiliates a fee of $7,500 plus travel expenses for each Board of Trustees meeting attended. The Trust also pays each Trustee who is not an employee of the Adviser or its affiliates an annual retainer of $45,000.

6. COMMITMENTS. At December 31, 2001, International Equity Select, Global Equity Select and International Index had entered into forward foreign currency contracts, which contractually obligate the Portfolio to deliver currencies at future dates. Open sale and purchase contracts at December 31, 2001 were as follows:

                                                                                                                NET
                                                                                                            UNREALIZED
                                       CONTRACTS TO                          SETTLEMENT                    APPRECIATION/
                                         DELIVER        IN EXCHANGE FOR         DATE          VALUE       (DEPRECIATION)
                                       ------------     ---------------      ----------     -----------   --------------
  INTERNATIONAL EQUITY SELECT
        PURCHASES
        British Pound                         $397                 279         1/3/2002           $406                $9
                                                                                                             ===========

MANUFACTURERS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED
--------------------------------------------------------------------------------
COMMITMENTS, CONTINUED

                                                                                                                NET
                                                                                                            UNREALIZED
                                       CONTRACTS TO                          SETTLEMENT                    APPRECIATION/
                                         DELIVER        IN EXCHANGE FOR         DATE          VALUE       (DEPRECIATION)
                                       ------------     ---------------      ----------     -----------   --------------
  GLOBAL EQUITY SELECT
        PURCHASES
        British Pound                         $269                 189        1/3/2002          $275                $6
                                                                                                             =========

  INTERNATIONAL INDEX
        SALES
        Euro                                    49                 $43        1/2/2002           $44               $(1)
                                                                                                             =========

7. LINE OF CREDIT. All Portfolios with the exception of Small Mid-Cap Growth, Small Mid-Cap, International Equity Select, Select Growth, Global Equity Select, Core Value, High Grade Bond and Money Market have entered into an agreement, which enables them to participate in a $100 million unsecured committed line of credit with State Street Corporation. Borrowings will be made solely to temporarily finance the repurchase of capital shares. Interest is charged to each participating Portfolio based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.09% per annum, payable at the end of each calendar quarter, based on the average daily-unused portion of the line of credit is charged to each participating portfolio on a prorated basis based on average net assets. For the year ended December 31, 2001, there were no borrowings on the line of credit.

8. CAPITAL LOSS CARRYFORWARDS. At December 31, 2001, capital loss carryforwards available to offset future realized gains were approximately:

PORTFOLIO                                 2007            2008             2009
---------                              -----------     ----------       ----------
Small-Mid Cap Growth                            --             --       $  497,000
Small-Mid Cap Trust                             --             --           70,000
International Equity Select                     --             --           16,000
Select Growth                                   --                         122,000
Real Estate                            $14,903,000     $2,061,000               --
Core Value                                      --             --           74,000
Small Cap Index                                 --      2,210,000        3,267,000
International Index                             --        130,000          884,000
Mid-Cap Index                                   --             --          327,000
Total Stock Market Index                        --             --          547,000
500 Index                                       --        374,000        5,746,000

9. FEDERAL INCOME TAX INFORMATION. Because federal income tax regulations differ from generally accepted accounting principles, income and capital gain distributions determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the composition of net assets for tax purposes differs from amounts reflected in the accompanying financial statements. These differences are primarily due to differing treatment for futures and options transactions, foreign currency transactions, paydowns, market discount on debt securities, losses deferred with respect to wash sales, investments in passive foreign investment companies and excise tax regulations.

The tax character of distributions paid (with the exception of Money Market) during 2001 was as follows:

                                                         LONG TERM
PORTFOLIO                          ORDINARY INCOME     CAPITAL GAINS      TOTAL DISTRIBUTIONS
---------                          ---------------     -------------      -------------------
Small-Mid Cap                                 $140                --                  $140
Real Estate Securities                   8,304,834                --             8,304,834
Core Value                                   7,185                --                 7,185
High Grade Bond                            105,569                --               105,569
Small Cap Index                            769,668                --               769,668
International Index                        577,137                --               577,137
Mid Cap Index                              367,723                --               367,723
Total Stock Market Index                   589,908                --               589,908
500 Index                                5,897,069                --             5,897,069

The tax-basis components of distributable earnings at December 31, 2001 was as follows:

                                            UNDISTRIBUTED     UNREALIZED
                           UNDISTRIBUTED       REALIZED     APPRECIATION      CAPITAL LOSS
       PORTFOLIO          ORDINARY INCOME        GAIN       (DEPRECIATION)    CARRYFORWARDS
       ---------          ---------------   -------------   --------------    -------------
Small-Mid Cap Growth                  --              --       $173,120           $(497,259)
Small-Mid Cap                         $4              --        (61,085)            (70,156)
International Equity Select           --              --        (75,568)            (15,600)

MANUFACTURERS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED
--------------------------------------------------------------------------------
FEDERAL INCOME TAX INFORMATION, CONTINUED

                                            UNDISTRIBUTED     UNREALIZED
                           UNDISTRIBUTED       REALIZED     APPRECIATION      CAPITAL LOSS
       PORTFOLIO          ORDINARY INCOME        GAIN       (DEPRECIATION)    CARRYFORWARDS
       ---------          ---------------   -------------   --------------    -------------
Select Growth                          $89              --       $(23,634)          $(121,991)
Global Equity Select                    --              --        (59,910)                 --
Real Estate Securities           8,237,956              --     12,090,038         (16,963,872)
Core Value                             427              --        (74,414)            (73,889)
High Grade Bond                        212              --        (10,979)                 --
Small Cap Index                         --              --      1,425,607          (5,476,803)
International Index                    774              --    (16,963,185)         (1,014,067)
Mid Cap Index                        4,229              --       (221,657)           (327,267)
Total Stock Market Index                --              --    (13,815,736)           (546,966)
500 Index                           16,495              --   (124,266,523)         (6,119,965)

10. MANAGEMENT OF THE TRUST. The Trustees of the Trust, together with information as to their principal occupations during the past five years, are listed below. Each Trustee oversees all Trust portfolios. (currently, there are 67 portfolios).

                             DISINTERESTED TRUSTEES

                                       POSITION WITH                    PRINCIPAL OCCUPATION
  NAME, ADDRESS AND AGE                  THE TRUST                     DURING PAST FIVE YEARS
  ---------------------                -------------                   ----------------------
Don B. Allen                              Trustee       Senior Lecturer, William E. Simon Graduate School
73 Tremont Street                      (since 1985)     of Business Administration, University of Rochester.
Boston, MA  02108
Age: 73

Charles L. Bardelis                       Trustee       President and Executive Officer, Island Commuter
73 Tremont Street                      (since 1988)     Corp. (Marine Transport).
Boston, MA  02108
Age: 60

Samuel Hoar                               Trustee       Senior Mediator, Arbitrator, Regional Manager,
73 Tremont Street                      (since 1989)     JAMS, LLC, August 1999 to date; Senior Mediator,
Boston, MA  02108                                       Arbitrator, Regional Director of Professional
Age: 74                                                 Services, J.A.M.S./Endispute, Inc., June 1994 to
                                                        August 1999.

F. David Rolwing                          Trustee       Former Chairman, President and CEO, Montgomery
73 Tremont Street                      (since 1997*)    Mutual Insurance Company, 1991 to 1999. (Retired
Boston, MA  02108                                       1999).
Age: 67

* Prior to 1997, Mr. Rolwing was a Trustee of Manulife Series Fund, Inc., which merged into the Trust on December 31, 1996.

                       TRUSTEES AFFILIATED WITH THE TRUST

                                       POSITION WITH                    PRINCIPAL OCCUPATION
  NAME, ADDRESS AND AGE                  THE TRUST                     DURING PAST FIVE YEARS
  ---------------------                -------------                   ----------------------
John D. DesPrez III#                      Trustee       Executive Vice President, U.S. Operations, Manulife
73 Tremont Street                      (since 2000)     Financial, January 1999 to date; Senior Vice
Boston, MA  02108                                       President, US Annuities, Manulife Financial,
Age:45                                                  September 1996 to December, 1998; President, The
                                                        Manufacturers Life Insurance Company of North
                                                        America, September 1996 to December, 1998; Vice
                                                        President, Mutual Funds, Manulife Financial, January
                                                        1995 to September 1996.

John D. Richardson#                   Chairman of the   Senior Executive Vice President, U.S. Operations,
200 Bloor Street East                    Board of       Manulife Financial, January 1999 to date; Executive
Toronto, Ontario, Canada                 Trustees       Vice President and General Manager, U.S.
M4W 1E5                                (since 1997)     Operations, Manulife Financial, January 1995 to
Age: 63                                                 January 1999. Director of Manulife Financial
                                                        Corporation, a publicly traded company and the
                                                        ultimate parent of the adviser.

# Trustee who is an "interested person," as defined in the 1940 Act, due to his position with Manulife Financial Corporation (or its affiliates), the ultimate controlling parent of the investment adviser.

Because the Trust does not hold regular annual shareholders meetings, each Trustee holds office for an indefinite term until his successor is duly elected and qualified or until he dies, retires, resigns, is removed or becomes disqualified. None of the Trustees is a director of other complexes except as noted above.

The Statement of Additional Information, a separate document with supplemental information not contained in the Prospectus, includes additional information on the Board of Trustees and can be obtained without charge by calling 1-800-344-1029.

MANUFACTURERS INVESTMENT TRUST
RESULTS OF SPECIAL MEETING OF SHAREHOLDERS
--------------------------------------------------------------------------------

     On December 19, 2001, a Special Meeting of Shareholders of Manufacturers Investment Trust (the "Trust") was held at 73 Tremont Street, Boston, MA at 10 a.m. E.S.T. for the purpose of considering and voting upon:

Proposal 1        Approval of an Amended the Advisory Agreement between the
                  Trust and Manufacturers Securities Services, LLC "MSS", adding advisory fee breakpoints. (Proposal 1 is not applicable to the enclosed portfolios).

Proposal 2        Approval of a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 pursuant to which each Portfolio will pay MSS, as the Trust's distributor, a fee at an annual rate of 0.15% of the Portfolio's average daily net assets which MSS may use for expenses relating to the distribution of shares of, and administrative and other services provided to investors, in the Portfolio. (Only shareholders of each Portfolio voted on Proposal 2).

Proposal 3        Approval of an Amended Subadvisory Agreement with
                  Manufacturers Adviser Corporation ("MAC") changing the subadvisory fee rates for the Money Market Trust. (Only shareholders of the Money Market Trust voted on Proposal 3).

Proposal 4        Approval of a Change in the Classification of the Real
                  Estate Securities Trust under the 1940 Act from "Diversified" to "Non-Diversified." (Only shareholders of Real Estate
                  Securities Trust voted on Proposal 4).

At the meeting, all proposals were approved by shareholders of each Portfolio. The number of votes cast FOR or AGAINST or which ABSTAINED from voting is set forth below for each proposal:

                                                                                    SHARES
                                                        --------------------------------------------------------
             PORTFOLIO                                      FOR                  AGAINST               ABSTAINED
             ---------                                  ------------             -------               ---------
             PROPOSAL 1

             THESE PORTFOLIOS DID NOT PARTICIPATE
               IN PROPOSAL 1.

             PROPOSAL 2
             Small-Mid Cap Growth                          240,000                      --                      --
             Small-Mid Cap                                 241,213                      --                      --
             International Equity Select                   240,116                      --                      --
             Select Growth                                 241,196                      --                      --
             Global Equity Select                          241,092                      --                      --
             Real Estate Securities Trust               11,163,362               1,553,120               1,236,880
             Core Value Trust                              242,410                      --                      --
             High Grade Bond                               244,709                      --                      --
             Money Market Trust                        108,035,572              18,162,825              16,077,571
             Small Cap Index Trust                       3,033,007                 599,955                 176,840
             International Index Trust                   3,872,631               1,219,329                 379,105
             Mid Cap Index Trust                         3,244,975                 578,720                 190,372
             Total Stock Market Index Trust              5,231,417               1,293,501                 477,090
             500 Index Trust                            55,262,701              13,066,648               5,969,213

             PROPOSAL 3
             Money Market Trust                        105,811,373              20,438,471              16,026,124

             PROPOSAL 4
             Real Estate Securities Trust               11,679,250               1,043,327               1,230,784